                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8326
-------------------------------------------------------------------------------

                          MFS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                    Date of reporting period: June 30, 2005
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/05

MFS(R) CAPITAL OPPORTUNITIES SERIES

A path for pursuing opportunity

[graphic omitted]

                                                        M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

MFS(R) CAPITAL OPPORTUNITIES SERIES

Objective: Seeks capital appreciation.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               9
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     14
----------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                    18
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             18
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    18
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

              PORTFOLIO COMPOSITION

              Stocks                                    98.8%
              Cash & Other Net Assets                    0.2%

              TOP TEN HOLDINGS

              Wyeth3.6%
              -----------------------------------------------
              Sprint Corp.                               2.8%
              -----------------------------------------------
              Viacom Inc. "B"                            2.5%
              -----------------------------------------------
              Verizon Communications                     2.4%
              -----------------------------------------------
              J.P. Morgan Chase & Co.                    2.2%
              -----------------------------------------------
              Symantec Corp.                             2.0%
              -----------------------------------------------
              Owens-Illinois, Inc.                       1.9%
              -----------------------------------------------
              Cisco Systems, Inc.                        1.9%
              -----------------------------------------------
              Nortel Networks Corp.                      1.9%
              -----------------------------------------------
              PNC Financial Services Group, Inc.         1.9%
              -----------------------------------------------

              EQUITY SECTORS

              Technology                                24.3%
              -----------------------------------------------
              Health Care                               17.8%
              -----------------------------------------------
              Financial Services                        13.4%
              -----------------------------------------------
              Leisure                                    9.4%
              -----------------------------------------------
              Retailing                                  8.5%
              -----------------------------------------------
              Utilities & Communications                 6.3%
              -----------------------------------------------
              Energy                                     5.7%
              -----------------------------------------------
              Industrial Goods & Services                3.7%
              -----------------------------------------------
              Consumer Staples                           3.4%
              -----------------------------------------------
              Basic Materials                            3.3%
              -----------------------------------------------
              Autos & Housing                            1.8%
              -----------------------------------------------
              Special Products and Services              1.3%
              -----------------------------------------------
              Transportation                             0.9%
              -----------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     1/01/05-
Share Class                 Ratio      1/01/05         6/30/05         6/30/05
-------------------------------------------------------------------------------
        Actual              0.90%    $1,000.00        $976.00           $4.41
Initial -----------------------------------------------------------------------
 Class  Hypothetical*       0.90%    $1,000.00      $1,020.33           $4.51
-------------------------------------------------------------------------------
        Actual              1.15%    $1,000.00        $975.10           $5.63
Service -----------------------------------------------------------------------
 Class  Hypothetical*       1.15%    $1,000.00      $1,019.09           $5.76
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 99.8%

----------------------------------------------------------------------------------------------------------
ISSUER                                                                             SHARES          $ VALUE
----------------------------------------------------------------------------------------------------------
Aerospace - 1.1%
----------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                              26,840    $   1,741,111
----------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.5%
----------------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                                         18,430    $     770,927
----------------------------------------------------------------------------------------------------------
Automotive - 0.6%
----------------------------------------------------------------------------------------------------------
SPX Corp.                                                                          20,960    $     963,741
----------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 7.0%
----------------------------------------------------------------------------------------------------------
American Express Co.                                                               10,690    $     569,025
Bank of America Corp.                                                              46,326        2,112,929
Citigroup, Inc.                                                                    24,299        1,123,332
Freddie Mac^                                                                       13,310          868,215
J.P. Morgan Chase & Co.                                                           100,030        3,533,060
PNC Financial Services Group, Inc.^                                                54,920        2,990,943
----------------------------------------------------------------------------------------------------------
                                                                                             $  11,197,504
----------------------------------------------------------------------------------------------------------
Biotechnology - 4.0%
----------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                       32,870    $   1,987,320
Biogen Idec, Inc.*                                                                 18,960          653,172
Genzyme Corp.*                                                                     16,461          989,141
Gilead Sciences, Inc.*                                                             24,640        1,083,914
ImClone Systems, Inc.*^                                                             7,070          218,958
MedImmune, Inc.*                                                                   53,540        1,430,589
----------------------------------------------------------------------------------------------------------
                                                                                             $   6,363,094
----------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 6.9%
----------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                        24,260    $     726,587
Grupo Televisa S.A., ADR                                                            7,820          485,544
Interpublic Group of Cos., Inc.*^                                                 160,930        1,960,127
News Corp., "A"                                                                    50,760          821,297
Time Warner, Inc.*                                                                 35,240          588,860
Univision Communications, Inc., "A"*                                               15,340          422,617
Viacom, Inc., "B"                                                                 124,082        3,973,106
Walt Disney Co.                                                                    86,960        2,189,653
----------------------------------------------------------------------------------------------------------
                                                                                             $  11,167,791
----------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.9%
----------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                             94,950    $   2,724,116
Merrill Lynch & Co., Inc.                                                          35,960        1,978,160
----------------------------------------------------------------------------------------------------------
                                                                                             $   4,702,276
----------------------------------------------------------------------------------------------------------
Business Services - 0.8%
----------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                               46,650    $   1,057,556
Getty Images, Inc.*^                                                                3,910          290,357
----------------------------------------------------------------------------------------------------------
                                                                                             $   1,347,913
----------------------------------------------------------------------------------------------------------
Chemicals - 0.4%
----------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                       10,190    $     640,645
----------------------------------------------------------------------------------------------------------
Computer Software - 7.8%
----------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                       20,950    $     553,709
Check Point Software Technologies Ltd.*                                            13,670          270,666
Citrix Systems, Inc.*^                                                              6,870          148,804
Compuware Corp.*                                                                  142,990        1,028,098
Mercury Interactive Corp.*^                                                        35,950        1,379,042
Microsoft Corp.                                                                   109,910        2,730,164
Oracle Corp.*                                                                     133,293        1,759,468
Symantec Corp.*                                                                   149,020        3,239,695
VERITAS Software Corp.*                                                            56,850        1,387,140
----------------------------------------------------------------------------------------------------------
                                                                                             $  12,496,786
----------------------------------------------------------------------------------------------------------
Computer Software - Systems - 3.0%
----------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                        57,520    $   2,272,615
Infosys Technologies Ltd., ADR                                                      5,560          430,733
LG.Philips LCD Co. Ltd., ADR*^                                                     17,600          402,336
Sun Microsystems, Inc.*                                                           478,960        1,786,521
----------------------------------------------------------------------------------------------------------
                                                                                             $   4,892,205
----------------------------------------------------------------------------------------------------------
Construction - 1.2%
----------------------------------------------------------------------------------------------------------
Masco Corp.                                                                        58,800    $   1,867,488
----------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.6%
----------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                 7,030    $     266,086
Cintas Corp.^                                                                      19,460          751,156
Gillette Co.                                                                       41,000        2,075,830
Procter & Gamble Co.                                                               20,530        1,082,958
----------------------------------------------------------------------------------------------------------
                                                                                             $   4,176,030
----------------------------------------------------------------------------------------------------------
Containers - 2.0%
----------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                             122,500    $   3,068,625
Smurfit-Stone Container Corp.*                                                     12,690          129,057
----------------------------------------------------------------------------------------------------------
                                                                                             $   3,197,682
----------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.4%
----------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                         5,710    $     364,869
General Electric Co.                                                               15,625          541,406
Tyco International Ltd.                                                            99,941        2,918,277
----------------------------------------------------------------------------------------------------------
                                                                                             $   3,824,552
----------------------------------------------------------------------------------------------------------
Electronics - 3.8%
----------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                               25,080    $     935,735
KLA-Tencor Corp.^                                                                  12,680          554,116
Linear Technology Corp.                                                             3,030          111,171
Marvell Technology Group Ltd.*                                                     25,580          973,063
PMC-Sierra, Inc.*^                                                                 53,070          495,143
Samsung Electronics Co. Ltd.                                                          650          307,965
Samsung Electronics Co. Ltd., GDR*                                                  3,720          890,010
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                   61,272          558,801
Texas Instruments, Inc.                                                            18,090          507,786
Xilinx, Inc.                                                                       32,620          831,810
----------------------------------------------------------------------------------------------------------
                                                                                             $   6,165,600
----------------------------------------------------------------------------------------------------------
Energy - Independent - 1.6%
----------------------------------------------------------------------------------------------------------
Apache Corp.                                                                        6,820    $     440,572
Devon Energy Corp.                                                                 42,960        2,177,213
----------------------------------------------------------------------------------------------------------
                                                                                             $   2,617,785
----------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.5%
----------------------------------------------------------------------------------------------------------
CVS Corp.                                                                          29,300    $     851,751
----------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.3%
----------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                16,470    $     770,631
PepsiCo, Inc.                                                                      20,490        1,105,026
SYSCO Corp.^                                                                        8,290          300,015
----------------------------------------------------------------------------------------------------------
                                                                                             $   2,175,672
----------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.9%
----------------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                                     42,770    $   1,384,465
----------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.6%
----------------------------------------------------------------------------------------------------------
Carnival Corp.^                                                                    11,380    $     620,779
Royal Caribbean Cruises Ltd.^                                                       6,800          328,848
----------------------------------------------------------------------------------------------------------
                                                                                             $     949,627
----------------------------------------------------------------------------------------------------------
General Merchandise - 2.9%
----------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                      23,670    $   1,323,390
Target Corp.                                                                       19,080        1,038,143
Wal-Mart Stores, Inc.                                                              48,720        2,348,304
----------------------------------------------------------------------------------------------------------
                                                                                             $   4,709,837
----------------------------------------------------------------------------------------------------------
Insurance - 3.5%
----------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                     40,020    $   2,391,195
American International Group, Inc.                                                 11,650          676,865
Conseco, Inc.*                                                                     87,650        1,912,523
Hartford Financial Services Group, Inc.                                             7,883          589,491
----------------------------------------------------------------------------------------------------------
                                                                                             $   5,570,074
----------------------------------------------------------------------------------------------------------
Internet - 1.1%
----------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                        21,090    $     696,181
Yahoo!, Inc.*                                                                      30,410        1,053,707
----------------------------------------------------------------------------------------------------------
                                                                                             $   1,749,888
----------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.5%
----------------------------------------------------------------------------------------------------------
Activision, Inc.*                                                                  13,823    $     228,356
Electronic Arts, Inc.*                                                             20,650        1,168,997
Mattel, Inc.                                                                       58,800        1,076,040
----------------------------------------------------------------------------------------------------------
                                                                                             $   2,473,393
----------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.2%
----------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                           3,400    $     270,912
----------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.2%
----------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*^                                                          161,690    $   1,979,086
----------------------------------------------------------------------------------------------------------
Medical Equipment - 1.5%
----------------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                                            4,010    $     108,270
Fisher Scientific International, Inc.*^                                             6,420          416,658
Medtronic, Inc.                                                                    14,780          765,456
St. Jude Medical, Inc.*                                                            19,040          830,334
Waters Corp.*                                                                       9,010          334,902
----------------------------------------------------------------------------------------------------------
                                                                                             $   2,455,620
----------------------------------------------------------------------------------------------------------
Oil Services - 4.1%
----------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                    17,370    $     911,578
Cooper Cameron Corp.*^                                                             25,810        1,601,511
GlobalSantaFe Corp.                                                                53,105        2,166,684
Noble Corp.                                                                        30,860        1,898,199
----------------------------------------------------------------------------------------------------------
                                                                                             $   6,577,972
----------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.4%
----------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                        113,130    $   1,551,012
Network Appliance, Inc.*                                                           22,350          631,835
----------------------------------------------------------------------------------------------------------
                                                                                             $   2,182,847
----------------------------------------------------------------------------------------------------------
Pharmaceuticals - 11.1%
----------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                60,690    $   2,974,417
Allergan, Inc.^                                                                    12,350        1,052,714
Eli Lilly & Co.                                                                    25,570        1,424,505
Johnson & Johnson                                                                  42,440        2,758,600
Merck & Co., Inc.                                                                  82,930        2,554,244
Roche Holding AG                                                                    6,340          798,444
Teva Pharmaceutical Industries Ltd., ADR                                           12,100          376,794
Wyeth                                                                             131,503        5,851,884
----------------------------------------------------------------------------------------------------------
                                                                                             $  17,791,602
----------------------------------------------------------------------------------------------------------
Restaurants - 0.4%
----------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                           12,820    $     579,977
----------------------------------------------------------------------------------------------------------
Specialty Stores - 4.6%
----------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.*                                                            8,570    $     358,055
Circuit City Stores, Inc.                                                          46,230          799,317
Gap, Inc.                                                                          63,420        1,252,545
Home Depot, Inc.                                                                   19,540          760,106
Lowe's Cos., Inc.                                                                  19,390        1,128,886
OfficeMax, Inc.^                                                                   41,810        1,244,684
PETsMART, Inc.                                                                     22,550          684,393
Staples, Inc.                                                                      21,335          454,862
TJX Cos., Inc.                                                                     30,240          736,344
----------------------------------------------------------------------------------------------------------
                                                                                             $   7,419,192
----------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 7.2%
----------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                              159,400    $   3,046,134
Comverse Technology, Inc.*                                                         32,700          773,355
Corning, Inc.*                                                                     74,980        1,246,168
Nokia Corp., ADR                                                                  153,710        2,557,734
Nortel Networks Corp.*^                                                         1,154,110        3,012,227
QUALCOMM, Inc.                                                                     29,700          980,397
----------------------------------------------------------------------------------------------------------
                                                                                             $  11,616,015
----------------------------------------------------------------------------------------------------------
Telephone Services - 5.3%
----------------------------------------------------------------------------------------------------------
Sprint Corp.^                                                                     181,030    $   4,542,043
Verizon Communications, Inc.                                                      113,500        3,921,425
----------------------------------------------------------------------------------------------------------
                                                                                             $   8,463,468
----------------------------------------------------------------------------------------------------------
Trucking - 0.9%
----------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                                        6,360    $     316,792
FedEx Corp.                                                                         6,020          487,680
United Parcel Service, Inc., "B"                                                    9,310          643,880
----------------------------------------------------------------------------------------------------------
                                                                                             $   1,448,352
----------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.0%
----------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                    472,130    $   1,605,242
----------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $149,103,919)                                                 $ 160,388,122
----------------------------------------------------------------------------------------------------------
Short-Term Obligation - 0.6%
----------------------------------------------------------------------------------------------------------
ISSUER                                                                         PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.43%, due 7/01/05, at Amortized Cost<             $     998,000    $     998,000
----------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 9.7%
----------------------------------------------------------------------------------------------------------
ISSUER                                                                             SHARES          $ VALUE
----------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value      15,592,832    $  15,592,832
----------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $165,694,751)(+)                                         $ 176,978,954
----------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (10.1)%                                                       (16,196,358)
----------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                          $ 160,782,596
----------------------------------------------------------------------------------------------------------
 (+) As of June 30, 2005, the fund had two securities representing $1,106,409 and 0.7% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
   * Non-income producing security.
   ^ All or a portion of this security is on loan.
   < The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR = American Depository Receipts
GDR = Global Depository  Receipts

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $15,222,448 of securities on loan
(identified cost, $165,694,751)                                                          $176,978,954
Cash                                                                                              161
Receivable for investments sold                                                                84,867
Receivable for series shares sold                                                               9,894
Interest and dividends receivable                                                             126,866
Receivable from investment adviser                                                             52,007
Other assets                                                                                       37
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $177,252,786
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                            $431,392
Payable for series shares reacquired                                                          371,883
Collateral for securities loaned, at value                                                 15,592,832
Payable to affiliates
  Management fee                                                                                3,340
  Shareholder servicing costs                                                                     334
  Distribution fees                                                                               119
  Administrative services fee                                                                      61
Accrued expenses and other liabilities                                                         70,229
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $16,470,190
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $160,782,596
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $222,971,185
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies                                                          11,284,638
Accumulated net realized gain (loss) on investments and foreign currency
transactions                                                                              (73,806,242)
Accumulated undistributed net investment income                                               333,015
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $160,782,596
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          12,240,833
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net asset value per share
  (net assets of $143,395,238 / 10,910,960 shares of beneficial interest
  outstanding)                                                                                                         $13.14
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net asset value per share
  (net assets of $17,387,358 / 1,329,873 shares of beneficial interest outstanding)                                    $13.07
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

FOR SIX MONTHS ENDED 6/30/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                  $1,064,358
  Interest                                                                                       30,038
  Foreign taxes withheld                                                                        (15,500)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $1,078,896
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                               $617,702
  Distribution fees                                                                              22,190
  Shareholder servicing costs                                                                    29,132
  Administrative services fee                                                                    11,653
  Trustees' compensation                                                                          2,795
  Custodian fee                                                                                  31,426
  Printing                                                                                       41,966
  Auditing fees                                                                                  22,808
  Legal fees                                                                                      2,997
  Shareholder solicitation expenses                                                              19,120
  Miscellaneous                                                                                   8,876
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $810,665
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (13,388)
  Reduction of expenses by investment adviser                                                   (52,390)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $744,887
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $334,009
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                    $5,228,371
  Foreign currency transactions                                                                    (210)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                          $5,228,161
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                               $(9,838,342)
  Translation of assets and liabilities in foreign currencies                                      (224)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                        $(9,838,566)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $(4,610,405)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $(4,276,396)
-----------------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED                YEAR ENDED
                                                                                              6/30/05                12/31/04
                                                                                          (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                        $334,009              $1,209,237
Net realized gain (loss) on investments and foreign currency transactions                   5,228,161              17,827,433
Net unrealized gain (loss) on investments and foreign currency translation                 (9,838,566)                835,789
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $(4,276,396)            $19,872,459
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                           $(1,107,323)              $(551,552)
  Service Class                                                                               (97,889)                (26,489)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(1,205,212)              $(578,041)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                      $(10,189,829)            $(5,490,007)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $(15,671,437)            $13,804,411
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                   $176,454,033            $162,649,622
At end of period (including accumulated undistributed net investment income of
$333,015 and $1,204,218, respectively)                                                   $160,782,596            $176,454,033
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                   SIX MONTHS                          YEARS ENDED 12/31
                                                      ENDED        ------------------------------------------------------------
                                                     6/30/05          2004         2003         2002         2001          2000
                                                   (UNAUDITED)

Net asset value, beginning of period                  $13.57        $12.11        $9.53       $13.55       $19.26        $21.74
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                  $0.03         $0.09        $0.05        $0.02        $0.01         $0.01
Net realized and unrealized gain (loss) on
investments and foreign currency                       (0.36)         1.41         2.55        (4.03)       (4.32)        (0.66)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $(0.33)        $1.50        $2.60       $(4.01)      $(4.31)       $(0.65)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                            $(0.10)       $(0.04)      $(0.02)      $(0.01)      $(0.00)+++       $--
From net realized gain on investments and foreign
currency transactions                                     --            --           --           --        (1.40)        (1.83)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.10)       $(0.04)      $(0.02)      $(0.01)      $(1.40)       $(1.83)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $13.14        $13.57       $12.11        $9.53       $13.55        $19.26
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)***(+)&                                (2.40)++      12.46^^      27.39       (29.69)      (23.48)        (3.66)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                    0.96+         0.88         0.94         0.93         0.96          0.93
Expenses after expense reductions##                     0.90+         0.90         0.90         0.90         0.91          0.94
Net investment income                                   0.43+         0.74         0.45         0.21         0.06          0.03
Portfolio turnover                                        35            76           65          105          102           109
Net assets at end of period (000 Omitted)           $143,395      $158,082     $150,436     $105,323     $163,014      $140,043
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                        SIX MONTHS                        YEARS ENDED 12/31
                                                          ENDED         -------------------------------------------------------
                                                         6/30/05          2004        2003        2002         2001       2000*
                                                       (UNAUDITED)

Net asset value, beginning of period                      $13.48       $12.05       $9.48      $13.51        $19.24      $21.47
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               $0.01        $0.07       $0.02       $0.00+++     $(0.02)     $(0.02)
Net realized and unrealized gain (loss) on investments
and foreign currency                                       (0.35)        1.38        2.55       (4.03)        (4.31)      (2.21)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $(0.34)       $1.45       $2.57      $(4.03)       $(4.33)     $(2.23)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                $(0.07)      $(0.02)        $--         $--           $--         $--
From net realized gain on investments and foreign
currency transactions                                         --           --          --          --         (1.40)         --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders              $(0.07)      $(0.02)        $--         $--        $(1.40)        $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $13.07       $13.48      $12.05       $9.48        $13.51      $19.24
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)***(+)&                                    (2.49)++     12.09^^     27.11      (29.83)       (23.68)     (10.39)++
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                        1.21+        1.13        1.19        1.16          1.16        1.11+
Expenses after expense reductions##                         1.15+        1.15        1.15        1.13          1.11        1.12+
Net investment income (loss)                                0.18+        0.54        0.20       (0.01)        (0.14)      (0.11)+
Portfolio turnover                                            35           76          65         105           102         109
Net assets at end of period (000 Omitted)                $17,387      $18,372     $12,214      $7,992       $11,197      $8,201
-------------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of the Service Class shares, May 1, 2000, through December 31, 2000.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
*** Certain expenses have been reduced without which performance would have been lower.
^^  The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Capital Opportunities Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2005, there were 51 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the six months ended June 30, 2005, the series' custodian fees were reduced by $8,866 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the six months ended June 30, 2005, the series' miscellaneous expenses were reduced by $4,522 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for wash sales.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:
                                                     12/31/04      12/31/03

Distributions declared from ordinary income          $578,041      $267,482

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income                      $1,204,218
              Capital loss carryforward                         (77,094,025)
              Unrealized appreciation (depreciation)             19,182,826

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

              EXPIRATION DATE

              December 31, 2009                                $(27,342,680)
              December 31, 2010                                 (49,751,345)
              -------------------------------------------------------------
              Total                                            $(77,094,025)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

The investment adviser has contractually agreed to pay a portion of the series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the series' average daily net assets. This is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until April 30, 2006, unless the series' Board of Trustees consents to an earlier revision or termination of this agreement.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFSC, a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2005, the fee was $28,829, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2005, these costs amounted to $303.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The administrative services fee incurred for the six months ended June 30, 2005 was equivalent to an annual effective rate of 0.0142% of the series' average daily net assets.

TRUSTEES' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $383, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. On July 28, 2004, the series accrued an estimate of the amount to be received pursuant to this matter in the amount of $40,068, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the series on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $57,139,374 and $66,171,625, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                            $167,635,129
              ------------------------------------------------------
              Gross unrealized appreciation              $14,538,190
              Gross unrealized depreciation               (5,194,365)
              ------------------------------------------------------
              Net unrealized appreciation (depreciation)  $9,343,825

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                    Six months ended 6/30/05          Year ended 12/31/04
                                                                    SHARES          AMOUNT          SHARES          AMOUNT

INITIAL CLASS SHARES

Shares sold                                                           412,961       $5,401,213      1,289,648      $15,880,838
Shares issued to shareholders in reinvestment
of distributions                                                       88,515        1,107,323         45,470          551,552
Shares reacquired                                                  (1,241,446)     (16,265,153)    (2,106,006)     (26,166,316)
------------------------------------------------------------------------------------------------------------------------------
Net change                                                           (739,970)     $(9,756,617)      (770,888)     $(9,733,926)

SERVICE CLASS SHARES
Shares sold                                                           128,961       $1,676,555        712,230       $8,667,238
Shares issued to shareholders in reinvestment
of distributions                                                        7,862           97,889          2,193           26,488
Shares reacquired                                                    (169,396)      (2,207,656)      (365,881)      (4,449,807)
------------------------------------------------------------------------------------------------------------------------------
Net change                                                            (32,573)       $(433,212)       348,542       $4,243,919

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2005 was $531, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2005.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 6/30/05

At a special meeting of shareholders of MFS Capital Opportunities Series, which was held on
March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                           NUMBER OF DOLLARS
                            ------------------------------------------------
NOMINEE                           AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.        $6,200,001,830.46         $242,746,643.71
------------------------------------------------------------------------------
David H. Gunning               6,212,408,301.43          230,340,172.74
------------------------------------------------------------------------------
William R. Gutow               6,208,366,487.51          234,381,986.66
------------------------------------------------------------------------------
Michael Hegarty                6,209,214,813.88          233,533,660.29
------------------------------------------------------------------------------
J. Atwood Ives                 6,201,517,772.03          241,230,702.14
------------------------------------------------------------------------------
Amy B. Lane                    6,207,755,652.53          234,992,821.64
------------------------------------------------------------------------------
Robert J. Manning              6,210,847,081.29          231,901,392.88
------------------------------------------------------------------------------
Lawrence T. Perera             6,203,775,282.60          238,973,191.57
------------------------------------------------------------------------------
Robert C. Pozen                6,211,789,121.63          230,959,352.54
------------------------------------------------------------------------------
J. Dale Sherratt               6,202,492,597.10          240,255,877.07
------------------------------------------------------------------------------
Laurie J. Thomsen              6,205,475,472.40          237,273,001.77
------------------------------------------------------------------------------

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS will be available on or before November 23, 2005 by clicking on "Variable Insurance Trust" in the "Products and Performance" section of the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VVS-SEM 8/05 29M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/05

MFS(R) RESEARCH SERIES

A path for pursuing opportunity

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) RESEARCH SERIES

Objective: Seeks to provide long-term growth of capital and future income.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               8
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     13
----------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                    17
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             17
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    17
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     98.8%
              Cash & Other Net Assets                     1.2%

              TOP TEN HOLDINGS

              TOTAL S.A., ADR2.8%
              ------------------------------------------------
              Legg Mason, Inc.                            2.6%
              ------------------------------------------------
              Goldman Sachs Group, Inc.                   2.4%
              ------------------------------------------------
              Wyeth                                       2.3%
              ------------------------------------------------
              SLM Corp.                                   2.2%
              ------------------------------------------------
              Altria Group, Inc.                          2.1%
              ------------------------------------------------
              PepsiCo, Inc.                               2.1%
              ------------------------------------------------
              PNC Financial Services Group, Inc.          2.1%
              ------------------------------------------------
              Bank of America Corp.                       2.0%
              ------------------------------------------------
              Franklin Resources, Inc.                    2.0%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         20.5%
              ------------------------------------------------
              Capital Goods                              13.9%
              ------------------------------------------------
              Health Care                                13.1%
              ------------------------------------------------
              Consumer Cyclicals                         13.0%
              ------------------------------------------------
              Energy                                     12.3%
              ------------------------------------------------
              Technology                                 11.9%
              ------------------------------------------------
              Consumer Staples                            8.6%
              ------------------------------------------------
              Telecommunications                          5.5%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     1/01/05-
Share Class                 Ratio      1/01/05         6/30/05         6/30/05
-------------------------------------------------------------------------------
        Actual             0.93%     $1,000.00        $1,007.70         $4.63
Initial -----------------------------------------------------------------------
 Class  Hypothetical*      0.93%     $1,000.00        $1,020.18         $4.66
-------------------------------------------------------------------------------
        Actual             1.18%     $1,000.00        $1,007.20         $5.87
Service -----------------------------------------------------------------------
 Class  Hypothetical*      1.18%     $1,000.00        $1,018.94         $5.91
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 98.8%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Aerospace - 1.2%
-----------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                       70,340     $  3,611,959
-----------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                     104,790     $  1,539,648
-----------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.5%
-----------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co.^*                                                                       33,260     $  1,642,711
Nike, Inc., "B"                                                                                 32,820        2,842,212
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  4,484,923
-----------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 7.5%
-----------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                          131,320     $  5,989,505
J.P. Morgan Chase & Co.                                                                        106,930        3,776,768
PNC Financial Services Group, Inc.                                                             114,500        6,235,670
SLM Corp.                                                                                      130,720        6,640,576
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 22,642,519
-----------------------------------------------------------------------------------------------------------------------
Biotechnology - 4.7%
-----------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                    63,450     $  3,836,187
Biogen Idec, Inc.*                                                                              43,150        1,486,517
Gilead Sciences, Inc.*                                                                          67,200        2,956,128
ImClone Systems, Inc.^*                                                                         67,440        2,088,617
MedImmune, Inc.^*                                                                               97,320        2,600,390
Neurocrine Biosciences, Inc.^*                                                                  30,200        1,270,212
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 14,238,051
-----------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.7%
-----------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                                          103,360     $  2,847,568
Viacom, Inc., "B"                                                                               65,730        2,104,675
Walt Disney Co.                                                                                131,340        3,307,141
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  8,259,384
-----------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 9.5%
-----------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                        77,390     $  5,957,482
Goldman Sachs Group, Inc.                                                                       70,050        7,146,501
Legg Mason, Inc.                                                                                76,849        8,000,749
Lehman Brothers Holdings, Inc.^                                                                 40,710        4,041,689
Mellon Financial Corp.                                                                         125,200        3,591,988
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 28,738,409
-----------------------------------------------------------------------------------------------------------------------
Business Services - 1.5%
-----------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                            62,670     $  4,653,874
-----------------------------------------------------------------------------------------------------------------------
Chemicals - 2.9%
-----------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                    70,560     $  4,436,107
Nalco Holding Co.*                                                                             217,160        4,262,851
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  8,698,958
-----------------------------------------------------------------------------------------------------------------------
Computer Software - 4.3%
-----------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                    96,210     $  2,542,830
MicroStrategy, Inc., "A"^*                                                                      48,360        2,565,014
Oracle Corp.*                                                                                  295,750        3,903,900
Symantec Corp.*                                                                                189,950        4,129,513
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 13,141,257
-----------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.1%
-----------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                    124,380     $  4,914,254
Sun Microsystems, Inc.*                                                                        390,860        1,457,908
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  6,372,162
-----------------------------------------------------------------------------------------------------------------------
Construction - 1.5%
-----------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                    142,150     $  4,514,684
-----------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.4%
-----------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                             18,970     $    718,014
Career Education Corp.^*                                                                        53,080        1,943,259
Gillette Co.                                                                                    33,820        1,712,307
Procter & Gamble Co.                                                                            53,670        2,831,092
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  7,204,672
-----------------------------------------------------------------------------------------------------------------------
Containers - 1.4%
-----------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                          164,890     $  4,130,494
-----------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.9%
-----------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                        151,090     $  4,411,828
W.W. Grainger, Inc.^                                                                            27,310        1,496,315
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  5,908,143
-----------------------------------------------------------------------------------------------------------------------
Electronics - 2.4%
-----------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                            79,490     $  2,965,772
-----------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.^                                                                               32,080        1,401,896
Marvell Technology Group Ltd.*                                                                  41,130        1,564,585
Xilinx, Inc.                                                                                    48,060        1,225,530
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  7,157,783
-----------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.8%
-----------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.^                                                                            43,410     $  2,465,688
-----------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 4.9%
-----------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                              12,320     $  1,312,203
ConocoPhillips                                                                                  86,130        4,951,614
Total S.A., ADR^                                                                                72,490        8,470,457
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 14,734,274
-----------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.9%
-----------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                       92,340     $  2,684,324
-----------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.3%
-----------------------------------------------------------------------------------------------------------------------
CoolBrands International, Inc.*                                                                 95,180     $    319,516
Nestle S.A.                                                                                     12,872        3,285,105
PepsiCo, Inc.                                                                                  117,620        6,343,247
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  9,947,868
-----------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                                                     281,400     $  1,260,672
Bowater, Inc.^                                                                                  55,930        1,810,454
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  3,071,126
-----------------------------------------------------------------------------------------------------------------------
General Merchandise - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                    75,310     $  4,097,617
-----------------------------------------------------------------------------------------------------------------------
Insurance - 3.5%
-----------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                             100,930     $  5,864,033
Endurance Specialty Holdings Ltd.                                                               38,560        1,458,339
Genworth Financial, Inc., "A"                                                                  108,570        3,282,071
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 10,604,443
-----------------------------------------------------------------------------------------------------------------------
Internet - 1.1%
-----------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                   98,170     $  3,401,591
-----------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.6%
-----------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                          84,560     $  4,786,942
-----------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                      69,350     $  2,565,282
-----------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                                        188,240     $  2,304,058
-----------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                 54,510     $  1,596,053
-----------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                   38,580     $  1,593,740
-----------------------------------------------------------------------------------------------------------------------
Oil Services - 5.0%
-----------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                            136,878     $  5,584,622
Halliburton Co.                                                                                 81,990        3,920,762
Noble Corp.                                                                                     89,650        5,514,372
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 15,019,756
-----------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.6%
-----------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                     235,660     $  3,230,899
Network Appliance, Inc.*                                                                        55,590        1,571,529
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  4,802,428
-----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.6%
-----------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                             63,400     $  3,107,234
Eli Lilly & Co.                                                                                 79,670        4,438,416
Endo Pharmaceuticals Holdings, Inc.*                                                           144,970        3,809,812
Johnson & Johnson                                                                               48,880        3,177,200
Medicis Pharmaceutical Corp., "A"                                                               47,520        1,507,810
Wyeth                                                                                          154,170        6,860,565
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 22,901,037
-----------------------------------------------------------------------------------------------------------------------
Restaurants - 1.2%
-----------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                        51,810     $  2,343,884
Rare Hospitality International, Inc.^*                                                          44,130        1,344,641
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  3,688,525
-----------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.4%
-----------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.^                                                                         157,720     $  4,166,962
-----------------------------------------------------------------------------------------------------------------------
Specialty Stores - 3.0%
-----------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                      247,200     $  4,882,200
Lowe's Cos., Inc.^                                                                              39,000        2,270,580
PETsMART, Inc.                                                                                  68,380        2,075,333
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  9,228,113
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                        103,647     $  2,520,695
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.2%
-----------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                           287,550     $  5,495,080
QUALCOMM, Inc.                                                                                  33,470        1,104,845
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  6,599,925
-----------------------------------------------------------------------------------------------------------------------
Telephone Services - 2.5%
-----------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                                37,990     $  1,315,594
Sprint Corp.                                                                                   221,910        5,567,722
Verizon Communications, Inc.                                                                    21,500          742,825
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  7,626,141
-----------------------------------------------------------------------------------------------------------------------
Tobacco - 2.1%
-----------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                              99,990     $  6,465,353
-----------------------------------------------------------------------------------------------------------------------
Trucking - 1.3%
-----------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                       88,200     $  3,960,180
-----------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.1%
-----------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.*                                                                               59,160     $    890,950
Exelon Corp.^                                                                                   45,790        2,350,401
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  3,241,351
-----------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $280,034,059)                                                               $299,370,392
-----------------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 7.4%
-----------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   22,367,156     $ 22,367,156
-----------------------------------------------------------------------------------------------------------------------
Total Investments(+) (Identified Cost, $302,401,215)                                                       $321,737,548
-----------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (6.2)%                                                                     (18,912,136)
-----------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                        $302,825,412
-----------------------------------------------------------------------------------------------------------------------
(+)  As of June 30, 2005, the series had three securities representing $7,390,036 and 2.4% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
  *  Non-income producing security.
  ^  All or a portion of this security is on loan.
ADR = American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $21,850,290 of securities on loan
(identified cost, $302,401,215)                                                          $321,737,548
Receivable for investments sold                                                             4,347,127
Receivable for series shares sold                                                              47,968
Interest and dividends receivable                                                             229,526
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $326,362,169
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to custodian                                                                         $594,085
Payable for investments purchased                                                             101,534
Payable for series shares reacquired                                                          356,735
Collateral for securities loaned, at value                                                 22,367,156
Payable to affiliates
  Management fee                                                                                6,281
  Shareholder servicing costs                                                                     430
  Distribution fees                                                                               118
  Administrative services fee                                                                     115
Accrued expenses and other liabilities                                                        110,303
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $23,536,757
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $302,825,412
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $595,165,379
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                                19,337,275
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                            (312,520,820)
Accumulated undistributed net investment income                                               843,578
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $302,825,412
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          19,738,630
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net asset value per share
  (net assets of $291,752,268 / 19,014,253 shares of beneficial interest
  outstanding)                                                                                                         $15.34
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net asset value per share
  (net assets of $11,073,144 / 724,377 shares of beneficial interest outstanding)                                      $15.29
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                 $2,310,299
  Interest                                                                                      85,796
  Foreign taxes withheld                                                                       (60,898)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $2,335,197
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                            $1,209,555
  Distribution fees                                                                             12,497
  Shareholder servicing costs                                                                   56,859
  Administrative services fee                                                                   22,785
  Trustees' compensation                                                                         7,485
  Custodian fee                                                                                 74,940
  Printing                                                                                      45,406
  Auditing fees                                                                                 23,244
  Legal fees                                                                                     5,768
  Shareholder solicitation expenses                                                             38,580
  Miscellaneous                                                                                  4,755
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $1,501,874
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                         (10,454)
  Reduction of expenses by investment adviser                                                     (749)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $1,490,671
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $844,526
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                  $18,907,354
  Foreign currency transactions                                                                 (6,142)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $18,901,212
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                             $(18,693,077)
  Translation of assets and liabilities in foreign currencies                                     (980)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                       $(18,694,057)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                          $207,155
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                               $1,051,681
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED
                                                                                              6/30/05                YEAR ENDED
                                                                                          (UNAUDITED)                12/31/04

CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                        $844,526              $1,582,206
Net realized gain (loss) on investments and foreign currency transactions                  18,901,212              31,637,935
Net unrealized gain (loss) on investments and foreign currency translation                (18,694,057)             16,434,435
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $1,051,681             $49,654,576
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                           $(1,528,338)            $(3,713,537)
  Service Class                                                                               (32,178)                (74,698)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(1,560,516)            $(3,788,235)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                      $(45,349,147)           $(56,339,354)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $(45,857,982)           $(10,473,013)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                   $348,683,394            $359,156,407
At end of period (including accumulated undistributed net investment income of
$843,578 and $1,559,568, respectively)                                                   $302,825,412            $348,683,394
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                SIX MONTHS                            YEARS ENDED 12/31
                                                   ENDED         --------------------------------------------------------------
                                                  6/30/05           2004          2003         2002         2001           2000
                                                (UNAUDITED)
Net asset value, beginning of period              $15.30         $13.35        $10.78       $14.32       $20.80           $23.34
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                              $0.04          $0.06         $0.10        $0.06        $0.03            $0.01
Net realized and unrealized gain (loss) on
investments and foreign currency                    0.07           2.04          2.55        (3.57)       (4.15)           (1.00)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.11          $2.10         $2.65       $(3.51)      $(4.12)          $(0.99)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                        $(0.07)        $(0.15)       $(0.08)      $(0.03)      $(0.00)+++       $(0.01)
From net realized gain on investments and
foreign currency transactions                         --             --            --           --        (2.36)           (1.54)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders      $(0.07)        $(0.15)       $(0.08)      $(0.03)      $(2.36)          $(1.55)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $15.34         $15.30        $13.35       $10.78       $14.32           $20.80
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                0.77++***     15.85+***     24.71^^     (24.54)      (21.25)           (4.85)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                0.93+          0.88          0.88         0.87         0.89             0.85
Expenses after expense reductions##                 0.93+          0.88          0.88         0.87         0.89             0.85
Net investment income                               0.53+          0.47          0.83         0.52         0.20             0.05
Portfolio turnover                                    42            118           124           98           99               93
Net assets at end of period (000 Omitted)       $291,752       $339,259      $352,464     $488,917     $808,889       $1,083,760
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                               SIX MONTHS                      YEARS ENDED 12/31                       PERIOD
                                                  ENDED          -----------------------------------------------        ENDED
                                                 6/30/05           2004           2003         2002         2001      12/31/00*
                                               (UNAUDITED)
Net asset value, beginning of period             $15.23         $13.30         $10.74        $14.27        $20.78        $22.88
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                      $0.02          $0.03          $0.07         $0.04         $0.00+++     $(0.03)^
Net realized and unrealized gain (loss) on
investments and foreign currency                   0.09           2.02           2.54         (3.56)        (4.15)        (2.07)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $0.11          $2.05          $2.61        $(3.52)       $(4.15)       $(2.10)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                       $(0.05)        $(0.12)        $(0.05)       $(0.01)          $--           $--
From net realized gain on investments and
foreign currency transactions                        --             --             --            --         (2.36)           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders     $(0.05)        $(0.12)        $(0.05)       $(0.01)       $(2.36)          $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $15.29         $15.23         $13.30        $10.74        $14.27        $20.78
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                               0.72++***     15.57+***      24.37^^      (24.72)       (21.39)        (9.18)++
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##               1.18+          1.13           1.13          1.10          1.09          1.05+
Expenses after expense reductions##                1.18+          1.13           1.13          1.10          1.09          1.05+
Net investment income (loss)                       0.31+          0.21           0.58          0.32          0.00         (0.15)+
Portfolio turnover                                   42            118            124            98            99            93
Net assets at end of period (000 Omitted)       $11,073         $9,424         $6,693        $6,211        $7,601        $3,543
-------------------------------------------------------------------------------------------------------------------------------
  * For the period from the class' inception, May 1, 2000 (Service Class), through the stated period end.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
*** Certain expenses have been reduced without which performance would have been lower.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
 ^  The per share amount is not in accordance with the net investment income for the period because of the timing of sales of series shares and the amount of per share net investment income at such time.
^^  The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of
    $0.02 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class shares total returns for the year ended December 31, 2003 would have each been lower by approximately 0.22%.
  + The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Research Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2005, there were 100 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

The series was a participant in a class-action lawsuit against Rite Aid Corporation. On February 18, 2004 the series received a cash settlement in the amount of $205,940.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the six months ended June 30, 2005, the series' custodian fees were reduced by $6,796 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the six months ended June 30, 2005, the series' miscellaneous expenses were reduced by $3,658 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions and wash sales.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:
                                               12/31/04             12/31/03
Distributions declared from:
  Ordinary income                            $3,788,235           $3,343,481

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income             $1,559,568
              Capital loss carryforward               (330,352,148)
              Unrealized appreciation (depreciation)    36,961,448

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2009, $(167,500,935) and December 31, 2010, $ (162,851,213).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFSC, a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2005, the fee was $56,446, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2005, these costs amounted to $230.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The administrative services fee incurred for the six months ended June 30, 2005 was equivalent to an annual effective rate of 0.0142% of the series' average daily net assets.

TRUSTEES' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $749, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. On July 28, 2004, the series accrued an estimate of the amount to be received pursuant to this matter in the amount of $232,837, which resulted in an increase in net asset value of $0.01 per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the series on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $135,122,893 and $176,532,637, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                             $303,471,099
              -------------------------------------------------------
              Gross unrealized appreciation               $28,729,493
              Gross unrealized depreciation               (10,463,044)
              -------------------------------------------------------
              Net unrealized appreciation (depreciation)  $18,266,449

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                         Six months ended 6/30/05          Year ended 12/31/04
                                                                          SHARES          AMOUNT          SHARES         AMOUNT

INITIAL CLASS SHARES

Shares sold                                                                 521,111       $7,836,510     1,351,102     $18,777,903
Shares issued to shareholders in reinvestment of distributions              106,282        1,528,338       274,670       3,713,537
Shares reacquired                                                        (3,792,779)     (56,285,293)   (5,854,731)    (80,511,618)
----------------------------------------------------------------------------------------------------------------------------------
Net change                                                               (3,165,386)    $(46,920,445)   (4,228,959)   $(58,020,178)

SERVICE CLASS SHARES

Shares sold                                                                 152,569       $2,276,392       356,245      $4,908,864
Shares issued to shareholders in reinvestment of distributions                2,243           32,178         5,537          74,698

Shares reacquired                                                           (49,267)        (737,272)     (246,171)     (3,302,738)
----------------------------------------------------------------------------------------------------------------------------------
Net change                                                                  105,545       $1,571,298       115,611      $1,680,824

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2005 was $1,124, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2005.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 6/30/05

At a special meeting of shareholders of MFS Research Series, which was held on March 23, 2005, the following action was taken:

ITEM 1. To elect a Board of Trustees:

                                                 NUMBER OF DOLLARS
                                   --------------------------------------------
NOMINEE                                 AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.              $6,200,001,830.46         $242,746,643.71
-------------------------------------------------------------------------------
David H. Gunning                     6,212,408,301.43          230,340,172.74
-------------------------------------------------------------------------------
William R. Gutow                     6,208,366,487.51          234,381,986.66
-------------------------------------------------------------------------------
Michael Hegarty                      6,209,214,813.88          233,533,660.29
-------------------------------------------------------------------------------
J. Atwood Ives                       6,201,517,772.03          241,230,702.14
-------------------------------------------------------------------------------
Amy B. Lane                          6,207,755,652.53          234,992,821.64
-------------------------------------------------------------------------------
Robert J. Manning                    6,210,847,081.29          231,901,392.88
-------------------------------------------------------------------------------
Lawrence T. Perera                   6,203,775,282.60          238,973,191.57
-------------------------------------------------------------------------------
Robert C. Pozen                      6,211,789,121.63          230,959,352.54
-------------------------------------------------------------------------------
J. Dale Sherratt                     6,202,492,597.10          240,255,877.07
-------------------------------------------------------------------------------
Laurie J. Thomsen                    6,205,475,472.40          237,273,001.77
-------------------------------------------------------------------------------

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS will be available on or before November 23, 2005 by clicking on "Variable Insurance Trust" in the "Products and Performance" section of the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VFR-SEM 8/05 62M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/05

MFS(R) INVESTORS TRUST SERIES

A path for pursuing opportunity

[graphic omitted]

                                                        M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

MFS(R) INVESTORS TRUST SERIES

Objective: Seeks mainly to provide long-term growth of capital with a secondary objective to provide reasonable current income.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               8
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     13
----------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                    17
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             17
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    17
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

              PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     97.9%
              Cash & Other Net Assets                     2.1%

              TOP TEN HOLDINGS

              American International Group, Inc.          2.9%
              ------------------------------------------------
              Johnson & Johnson                           2.7%
              ------------------------------------------------
              United Technologies Corp.                   2.4%
              ------------------------------------------------
              EMC Corp.                                   2.4%
              ------------------------------------------------
              Lockheed Martin Corp.                       2.0%
              ------------------------------------------------
              Dell, Inc.                                  2.0%
              ------------------------------------------------
              Oracle Corp.                                2.0%
              ------------------------------------------------
              Abbott Laboratories                         2.0%
              ------------------------------------------------
              Wyeth                                       1.9%
              ------------------------------------------------
              Amgen, Inc.                                 1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Health Care                                18.1%
              ------------------------------------------------
              Financial Services                         15.4%
              ------------------------------------------------
              Technology                                 14.9%
              ------------------------------------------------
              Consumer Staples                            9.6%
              ------------------------------------------------
              Energy                                      9.1%
              ------------------------------------------------
              Industrial Goods & Services                 8.2%
              ------------------------------------------------
              Leisure                                     6.1%
              ------------------------------------------------
              Retailing                                   6.1%
              ------------------------------------------------
              Utilities & Communications                  4.2%
              ------------------------------------------------
              Basic Materials                             3.3%
              ------------------------------------------------
              Autos & Housing                             1.0%
              ------------------------------------------------
              Transportation                              1.0%
              ------------------------------------------------
              Special Products and Services               0.9%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     1/01/05-
Share Class                 Ratio      1/01/05         6/30/05         6/30/05
-------------------------------------------------------------------------------
        Actual              0.90%     $1,000.00       $  998.80         $4.45
Initial -----------------------------------------------------------------------
 Class  Hypothetical*       0.90%     $1,000.00       $1,020.33         $4.51
-------------------------------------------------------------------------------
        Actual              1.15%     $1,000.00       $  993.80         $5.69
Service -----------------------------------------------------------------------
 Class  Hypothetical*       1.15%     $1,000.00       $1,019.09         $5.76
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 97.9%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Aerospace - 4.4%
-----------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                          225,260     $ 14,612,616
United Technologies Corp.                                                                      340,400       17,479,540
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 32,092,156
-----------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                                                 42,400     $  3,671,840
-----------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 8.5%
-----------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                           172,350     $  9,174,191
Bank of America Corp.                                                                          290,120       13,232,373
Citigroup, Inc.                                                                                146,193        6,758,502
J.P. Morgan Chase & Co.                                                                        255,390        9,020,375
SLM Corp.                                                                                      190,190        9,661,652
Wells Fargo & Co.                                                                              218,710       13,468,162
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 61,315,255
-----------------------------------------------------------------------------------------------------------------------
Biotechnology - 4.2%
-----------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                   223,440     $ 13,509,182
Genzyme Corp.*                                                                                 110,700        6,651,963
Gilead Sciences, Inc.*                                                                         232,330       10,220,197
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 30,381,342
-----------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.3%
-----------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.*                                                               293,090     $  3,569,836
Univision Communications, Inc., "A"*                                                           194,130        5,348,282
Viacom, Inc., "B"                                                                              208,511        6,676,522
Walt Disney Co.                                                                                328,870        8,280,947
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 23,875,587
-----------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 4.0%
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                      112,930     $ 11,521,119
Legg Mason, Inc.                                                                                83,530        8,696,308
Lehman Brothers Holdings, Inc.                                                                  87,020        8,639,346
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 28,856,773
-----------------------------------------------------------------------------------------------------------------------
Business Services - 0.9%
-----------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                           277,520     $  6,291,378
-----------------------------------------------------------------------------------------------------------------------
Chemicals - 2.3%
-----------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                               148,050     $  6,592,667
Monsanto Co.                                                                                   164,300       10,329,541
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 16,922,208
-----------------------------------------------------------------------------------------------------------------------
Computer Software - 3.8%
-----------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                   180,100     $  4,760,043
Mercury Interactive Corp.*                                                                      88,610        3,399,080
Oracle Corp.*                                                                                1,090,780       14,398,296
VERITAS Software Corp.*                                                                        204,990        5,001,756
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 27,559,175
-----------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.9%
-----------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                                           96,820     $  3,563,944
Dell, Inc.*                                                                                    365,250       14,431,028
Sun Microsystems, Inc.*                                                                        910,030        3,394,412
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 21,389,384
-----------------------------------------------------------------------------------------------------------------------
Construction - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                    239,580     $  7,609,061
-----------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 5.4%
-----------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                            128,880     $  4,878,108
Colgate-Palmolive Co.                                                                          177,640        8,866,012
Procter & Gamble Co.                                                                           222,400       11,731,600
Reckitt Benckiser PLC                                                                          457,580       13,443,049
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 38,918,769
-----------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.6%
-----------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                        402,180     $ 11,743,656
-----------------------------------------------------------------------------------------------------------------------
Electronics - 2.3%
-----------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                           290,390     $ 10,834,451
Texas Instruments, Inc.                                                                         83,370        2,340,196
Xilinx, Inc.                                                                                   128,680        3,281,340
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 16,455,987
-----------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.9%
-----------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                   168,110     $  6,655,475
EOG Resources, Inc.                                                                            123,720        7,027,296
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 13,682,771
-----------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 2.5%
-----------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                    120,124     $  7,493,335
TOTAL S.A., ADR^                                                                                88,420       10,331,877
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 17,825,212
-----------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.8%
-----------------------------------------------------------------------------------------------------------------------
Groupe Danone                                                                                   49,460     $  4,332,067
Nestle S.A.                                                                                     19,718        5,032,295
PepsiCo, Inc.                                                                                  201,241       10,852,927
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 20,217,289
-----------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.7%
-----------------------------------------------------------------------------------------------------------------------
Carnival Corp.^                                                                                154,060     $  8,403,973
Hilton Group PLC                                                                               712,400        3,638,686
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 12,042,659
-----------------------------------------------------------------------------------------------------------------------
General Merchandise - 2.5%
-----------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                   198,850     $ 10,819,429
Wal-Mart Stores, Inc.                                                                          147,550        7,111,910
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 17,931,339
-----------------------------------------------------------------------------------------------------------------------
Insurance - 2.9%
-----------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                             367,618     $ 21,358,606
-----------------------------------------------------------------------------------------------------------------------
Internet - 1.4%
-----------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                    130,810     $  4,318,038
Yahoo!, Inc.*                                                                                 172,600        5,980,590
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 10,298,628
-----------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.1%
-----------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                         147,110     $  8,327,897
-----------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 2.2%
-----------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.^                                                                             131,450     $ 12,528,500
Illinois Tool Works, Inc.                                                                       39,190        3,122,659
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 15,651,159
-----------------------------------------------------------------------------------------------------------------------
Medical Equipment - 4.4%
-----------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                                                       242,310     $  6,542,370
Guidant Corp.                                                                                   66,150        4,451,895
Medtronic, Inc.                                                                                187,960        9,734,448
Synthes, Inc.                                                                                   36,400        3,983,448
Zimmer Holdings, Inc.*                                                                          94,910        7,229,295
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 31,941,456
-----------------------------------------------------------------------------------------------------------------------
Oil Services - 4.7%
-----------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                255,600     $ 12,222,792
Noble Corp.                                                                                    196,630       12,094,711
Transocean, Inc.*                                                                              180,650        9,749,681
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 34,067,184
-----------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.3%
-----------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                   1,242,650     $ 17,036,732
-----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 9.5%
-----------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                            292,140     $ 14,317,781
Eli Lilly & Co.                                                                                206,400       11,498,544
Johnson & Johnson                                                                              305,776       19,875,440
Roche Holding AG                                                                                75,420        9,498,205
Wyeth                                                                                          313,370       13,944,965
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 69,134,935
-----------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                  148,430     $  6,916,838
-----------------------------------------------------------------------------------------------------------------------
Specialty Stores - 3.1%
-----------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                      331,920     $  6,555,420
Staples, Inc.                                                                                  366,065        7,804,506
TJX Cos., Inc.                                                                                 330,980        8,059,363
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 22,419,289
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                        388,496     $  9,448,223
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.2%
-----------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                           642,422     $ 12,276,684
QUALCOMM, Inc.                                                                                 101,150        3,338,962
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 15,615,646
-----------------------------------------------------------------------------------------------------------------------
Telephone Services - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                   386,380     $  9,694,274
-----------------------------------------------------------------------------------------------------------------------
Tobacco - 1.4%
-----------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                             162,580     $ 10,512,423
-----------------------------------------------------------------------------------------------------------------------
Trucking - 1.0%
-----------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                       34,610     $  1,553,989
FedEx Corp.                                                                                     65,890        5,337,749
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  6,891,738
-----------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.6%
-----------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                   29,400     $  2,221,170
Exelon Corp.                                                                                   176,900        9,080,272
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 11,301,442
-----------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $655,745,281)                                                               $709,398,311
-----------------------------------------------------------------------------------------------------------------------
Short-Term Obligation - 1.5%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.43%, due 7/01/05, at Amortized Cost<                            $11,232,000     $ 11,232,000
-----------------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 2.7%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   19,530,159     $ 19,530,159
-----------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $686,507,440)                                                          $740,160,470
-----------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (2.1)%                                                                     (15,190,377)
-----------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                        $724,970,093
-----------------------------------------------------------------------------------------------------------------------
<  The rate shown represents an annualized yield at time of purchase.
*  Non-income producing security.
^  All or a portion of this security is on loan.

ADR = American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $19,127,917 of securities on loan
(identified cost, $686,507,440)                                                          $740,160,470
Cash                                                                                            3,407
Receivable for investments sold                                                             3,603,235
Receivable for series shares sold                                                             601,339
Interest and dividends receivable                                                             593,526
Other assets                                                                                      377
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $744,962,354
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                                         $262,388
Collateral for securities loaned, at value                                                 19,530,159
Payable to affiliates
  Management fee                                                                               15,212
  Shareholder servicing costs                                                                     172
  Distribution fees                                                                               519
  Administrative services fee                                                                     275
Accrued expenses and other liabilities                                                        183,536
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $19,992,261
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $724,970,093
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $757,177,784
Unrealized appreciation on investments and translation of assets and
liabilities in foreign currencies                                                          53,651,621
Accumulated net realized loss on investments and foreign currency transactions            (87,912,540)
Accumulated undistributed net investment income                                             2,053,228
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $724,970,093
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          40,525,388
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net asset value per share
  (net assets of $649,896,069 / 36,313,005 shares of beneficial interest
  outstanding)                                                                                                         $17.90
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net asset value per share
  (net assets of $75,074,024 / 4,212,383 shares of beneficial interest outstanding)                                    $17.82
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

FOR SIX MONTHS ENDED 6/30/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                 $5,240,032
  Interest                                                                                     209,268
  Foreign taxes withheld                                                                      (144,127)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $5,305,173
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                            $2,657,374
  Distribution fee                                                                              92,817
  Shareholder servicing costs                                                                  124,457
  Administrative services fee                                                                   50,295
  Trustees' compensation                                                                         9,655
  Custodian fee                                                                                125,963
  Printing                                                                                      81,035
  Auditing fees                                                                                 23,003
  Legal fees                                                                                    11,765
  Shareholder solicitation expenses                                                             79,950
  Miscellaneous                                                                                 22,386
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $3,278,700
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                         (26,024)
  Reduction of expenses by investment adviser                                                   (1,641)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $3,251,035
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $2,054,138
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                  $33,698,340
  Foreign currency transactions                                                                 (6,343)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $33,691,997
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                             $(39,383,985)
  Translation of assets and liabilities in foreign currencies                                  (11,820)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                       $(39,395,805)
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $(5,703,808)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $(3,649,670)
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                    SIX MONTHS ENDED
                                                                                             6/30/05               YEAR ENDED
                                                                                         (UNAUDITED)                 12/31/04
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     $2,054,138               $3,939,148
Net realized gain (loss) on investments and foreign currency transactions                 33,691,997               26,794,872
Net unrealized gain (loss) on investments and foreign currency translation               (39,395,805)              39,525,460
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $(3,649,670)             $70,259,480
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                          $(3,638,977)             $(3,214,381)
  Service  Class                                                                            (237,524)                (326,103)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                             $(3,876,501)             $(3,540,484)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                      $24,499,744              $85,353,409
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $16,973,573             $152,072,405
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                  $707,996,520             $555,924,115
At end of period (including accumulated undistributed net investment income of
$2,053,228 and $3,875,591, respectively)                                                $724,970,093             $707,996,520
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                 SIX MONTHS                             YEARS ENDED 12/31
                                                    ENDED          ------------------------------------------------------------
                                                   6/30/05            2004          2003         2002         2001         2000
                                                 (UNAUDITED)

Net asset value, beginning of period                $18.08         $16.34         $13.47       $17.12       $21.00       $21.31
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                $0.05          $0.11          $0.11        $0.09        $0.10        $0.12
Net realized and unrealized gain (loss) on
investments and foreign currency                     (0.13)          1.73           2.86        (3.66)       (3.40)       (0.16)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $(0.08)         $1.84          $2.97       $(3.57)      $(3.30)      $(0.04)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.10)        $(0.10)        $(0.10)      $(0.08)      $(0.09)      $(0.10)
From net realized gain on investments and
foreign currency transactions                           --             --             --           --        (0.49)       (0.17)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.10)        $(0.10)        $(0.10)      $(0.08)      $(0.58)      $(0.27)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $17.90         $18.08         $16.34       $13.47       $17.12       $21.00
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                 (0.42)++**     11.36+**       22.15       (20.96)      (15.95)       (0.15)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                  0.90+          0.86           0.87         0.88         0.90         0.87
Expenses after expense reductions##                   0.90+          0.86           0.87         0.88         0.90         0.87
Net investment income                                 0.61+          0.68           0.78         0.62         0.54         0.58
Portfolio turnover                                      33             89             88           71           84           71
Net assets at end of period (000 Omitted)         $649,896       $631,827       $481,914     $378,720     $502,723     $492,481
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                       SIX MONTHS                    YEARS ENDED 12/31                 PERIOD
                                                         ENDED          -------------------------------------------     ENDED
                                                        6/30/05           2004         2003        2002        2001   12/31/00*
                                                      (UNAUDITED)

Net asset value, beginning of period                      $17.99        $16.26        $13.41      $17.07      $20.97      $20.90
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                      $0.03         $0.07         $0.08       $0.06       $0.05       $0.05
Net realized and unrealized gain (loss) on investments
and foreign currency                                       (0.14)         1.73          2.84       (3.65)      (3.37)       0.02^
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $(0.11)        $1.80         $2.92      $(3.59)     $(3.32)      $0.07
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                $(0.06)       $(0.07)       $(0.07)     $(0.07)     $(0.09)        $--
From net realized gain on investments and foreign
currency transactions                                         --            --            --          --       (0.49)         --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders              $(0.06)       $(0.07)       $(0.07)     $(0.07)     $(0.58)        $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $17.82        $17.99        $16.26      $13.41      $17.07      $20.97
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                       (0.62)++**    11.12+**      21.84      (21.15)     (16.10)       0.38++
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                        1.15+         1.11          1.12        1.11        1.10        1.10+
Expenses after expense reductions##                         1.15+         1.11          1.12        1.11        1.10        1.10+
Net investment income                                       0.36+         0.42          0.53        0.41        0.30        0.36+
Portfolio turnover                                            33            89            88          71          84          71
Net assets at end of period (000 Omitted)                $75,074       $76,169       $74,010     $53,623     $44,096      $8,808
--------------------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Service Class shares, May 1, 2000, through December 31, 2000.
 ** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
 ^  The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Investors Trust Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2005, there were 86 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The series may also use contracts in a manner intended to protect foreign currency- denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the six months ended June 30, 2005, the series' custodian fees were reduced by $13,511 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the six months ended June 30, 2005, the series' miscellaneous expenses were reduced by $12,513 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions and wash sales.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:

                                                      12/31/04        12/31/03
Distributions declared from ordinary income         $3,540,484      $2,938,420

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income               $3,875,591
              Capital loss carryforward                 (116,115,973)
              Unrealized appreciation (depreciation)      87,558,862

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

              EXPIRATION DATE

              December 31, 2009                         $(46,073,676)
              December 31, 2010                          (65,516,458)
              December 31, 2011                           (4,525,839)
              ------------------------------------------------------
              Total                                    $(116,115,973)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2005, the fee was $124,011, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2005, these costs amounted to $327.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

The administrative services fee incurred for the six months ended June 30, 2005 was equivalent to an annual effective rate of 0.0142% of the series' average daily net assets.

TRUSTEES' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,641, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. On July 28, 2004, the series accrued an estimate of the amount to be received pursuant to this matter in the amount of $130,053, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the series on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $250,898,375 and $229,298,491, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                   $691,996,004
      -------------------------------------------------------------
      Gross unrealized appreciation                     $64,190,437
      Gross unrealized depreciation                     (16,025,971)
      -------------------------------------------------------------
      Net unrealized appreciation (depreciation)        $48,164,466

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                   Six months ended 6/30/05           Year ended 12/31/04
                                                                   SHARES          AMOUNT          SHARES           AMOUNT

INITIAL CLASS SHARES

Shares sold                                                        4,187,141      $74,666,615      9,367,712      $155,091,743
Shares issued to shareholders in reinvestment
of distributions                                                     212,185        3,638,977        199,280         3,214,381
Shares reacquired                                                 (3,025,969)     (53,399,306)    (4,120,848)      (67,877,705)
------------------------------------------------------------------------------------------------------------------------------
Net change                                                         1,373,357      $24,906,286      5,446,144       $90,428,419

SERVICE CLASS SHARES

Shares sold                                                          269,208       $4,783,775        697,226       $11,474,395
Shares issued to shareholders in reinvestment
of distributions                                                      13,899          237,527         20,305           326,103
Shares reacquired                                                   (305,839)      (5,427,844)    (1,034,437)      (16,875,508)
------------------------------------------------------------------------------------------------------------------------------
Net change                                                           (22,732)       $(406,542)      (316,906)      $(5,075,010)

Two shareholders hold more than 10% of the outstanding voting shares of the series, comprising 54.39% of the outstanding shares at June 30, 2005.

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2005 was $930, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2005.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 6/30/05

At a special meeting of shareholders of MFS Investors Trust Series, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                 NUMBER OF DOLLARS
                                   -------------------------------------------
NOMINEE                                AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.             $6,200,001,830.46         $242,746,643.71
------------------------------------------------------------------------------
David H. Gunning                    6,212,408,301.43          230,340,172.74
------------------------------------------------------------------------------
William R. Gutow                    6,208,366,487.51          234,381,986.66
------------------------------------------------------------------------------
Michael Hegarty                     6,209,214,813.88          233,533,660.29
------------------------------------------------------------------------------
J. Atwood Ives                      6,201,517,772.03          241,230,702.14
------------------------------------------------------------------------------
Amy B. Lane                         6,207,755,652.53          234,992,821.64
------------------------------------------------------------------------------
Robert J. Manning                   6,210,847,081.29          231,901,392.88
------------------------------------------------------------------------------
Lawrence T. Perera                  6,203,775,282.60          238,973,191.57
------------------------------------------------------------------------------
Robert C. Pozen                     6,211,789,121.63          230,959,352.54
------------------------------------------------------------------------------
J. Dale Sherratt                    6,202,492,597.10          240,255,877.07
------------------------------------------------------------------------------
Laurie J. Thomsen                   6,205,475,472.40          237,273,001.77
------------------------------------------------------------------------------

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS will be available on or before November 23, 2005 by clicking on "Variable Insurance Trust" in the "Products and Performance" section of the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VGI-SEM 8/05 56M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/05

MFS(R) NEW DISCOVERY SERIES

A path for pursuing opportunity

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) NEW DISCOVERY SERIES

Objective: Seeks capital appreciation.

TABLE OF CONTENTS
------------------------------------------------

LETTER FROM THE CEO                            1
------------------------------------------------
PORTFOLIO COMPOSITION                          2
------------------------------------------------
EXPENSE TABLE                                  3
------------------------------------------------
PORTFOLIO OF INVESTMENTS                       4
------------------------------------------------
FINANCIAL STATEMENTS                           9
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 14
------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                18
------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION         18
------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                18
------------------------------------------------
CONTACT INFORMATION                   BACK COVER


THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     98.4%
              Cash & Other Net Assets                     1.6%

              TOP TEN HOLDINGS

              Aspect Medical Systems, Inc.                2.5%
              ------------------------------------------------
              Silicon Laboratories, Inc.                  2.2%
              ------------------------------------------------
              Cognex Corp.                                2.0%
              ------------------------------------------------
              MSC Industrial Direct Co., Inc., "A"        1.8%
              ------------------------------------------------
              Cytyc Corp.                                 1.5%
              ------------------------------------------------
              THQ, Inc.                                   1.5%
              ------------------------------------------------
              Thoratec Corp.                              1.4%
              ------------------------------------------------
              Activision, Inc.                            1.4%
              ------------------------------------------------
              DSP Group, Inc.                             1.3%
              ------------------------------------------------
              TIBCO Software, Inc.                        1.3%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Health Care                                24.5%
              ------------------------------------------------
              Technology                                 23.5%
              ------------------------------------------------
              Special Products & Services                12.1%
              ------------------------------------------------
              Leisure                                     8.7%
              ------------------------------------------------
              Retailing                                   7.4%
              ------------------------------------------------
              Financial Services                          7.2%
              ------------------------------------------------
              Industrial Goods & Services                 7.1%
              ------------------------------------------------
              Energy                                      3.6%
              ------------------------------------------------
              Autos & Housing                             1.8%
              ------------------------------------------------
              Consumer Staples                            1.2%
              ------------------------------------------------
              Basic Materials                             1.1%
              ------------------------------------------------
              Utilities & Communications                  0.2%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     1/01/05-
Share Class                 Ratio      1/01/05         6/30/05         6/30/05
-------------------------------------------------------------------------------
        Actual              1.06%     $1,000.00      $  957.60          $5.15
Initial -----------------------------------------------------------------------
 Class  Hypothetical*       1.06%     $1,000.00      $1,019.54          $5.31
-------------------------------------------------------------------------------
        Actual              1.31%     $1,000.00      $  956.50          $6.35
Service -----------------------------------------------------------------------
 Class  Hypothetical*       1.31%     $1,000.00      $1,018.30          $6.56
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 98.4%

-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co.^*                                                                       49,470     $  2,443,323
Reebok International Ltd.^                                                                      65,840        2,754,087
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  5,197,410
-----------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 5.5%
-----------------------------------------------------------------------------------------------------------------------
Ace Cash Express, Inc.*                                                                        102,200     $  2,612,232
Advance America, Cash Advance Centers, Inc.^                                                   160,250        2,564,000
Amegy Bancorporation, Inc.^                                                                    118,650        2,655,387
BankUnited Financial Corp., "A"^                                                                94,470        2,554,469
Collegiate Funding Services, Inc.^*                                                            219,090        3,194,332
East West Bancorp, Inc.^                                                                        51,400        1,726,526
FirstCity Financial Corp.*                                                                      77,750          909,675
Hanmi Financial Corp.^                                                                         238,580        3,984,286
MetroCorp Bancshares, Inc.                                                                      40,410          854,672
QC Holdings, Inc.^*                                                                            157,720        2,277,477
Signature Bank*                                                                                201,720        4,921,968
Sterling Bancshares, Inc.^                                                                     353,540        5,501,082
Wintrust Financial Corp.^                                                                       29,350        1,536,473
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 35,292,579
-----------------------------------------------------------------------------------------------------------------------
Biotechnology - 5.2%
-----------------------------------------------------------------------------------------------------------------------
Affymetrix, Inc.^*                                                                              85,960     $  4,635,823
Applera Corp.*                                                                                 278,820        3,058,655
CV Therapeutics, Inc.^*                                                                        125,470        2,813,037
Cypress Bioscience, Inc.^*                                                                     115,900        1,529,880
Encysive Pharmaceuticals, Inc.^*                                                               299,010        3,232,298
Gen-Probe, Inc.*                                                                               196,200        7,108,326
Keryx Biopharmaceuticals, Inc.^*                                                               146,280        1,930,896
Neurochem, Inc.^*                                                                              172,910        1,737,746
Neurocrine Biosciences, Inc.^*                                                                  78,420        3,298,345
Vasogen, Inc.^*                                                                                238,810        1,172,557
Vertex Pharmaceuticals, Inc.*                                                                  155,440        2,617,610
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 33,135,173
-----------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.0%
-----------------------------------------------------------------------------------------------------------------------
ADVO, Inc.^                                                                                     95,880     $  3,053,778
R.H. Donnelley Corp.*                                                                           87,961        5,451,823
Radio One, Inc., "A"^*                                                                         330,620        4,208,793
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 12,714,394
-----------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.2%
-----------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc.^*                                                               35,160     $  2,402,483
Janus Capital Group, Inc.^                                                                     164,130        2,468,515
MarketAxess Holdings, Inc.^*                                                                   236,740        2,675,162
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  7,546,160
-----------------------------------------------------------------------------------------------------------------------
Business Services - 9.8%
-----------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                                   101,200     $  4,104,672
Bright Horizons Family Solutions, Inc.^*                                                       138,230        5,628,726
Concur Technologies, Inc.^*                                                                    281,540        2,964,616
Corporate Executive Board Co.                                                                   69,110        5,413,386
CoStar Group, Inc.^*                                                                           130,160        5,674,976
Getty Images, Inc.^*                                                                            46,630        3,462,744
Harris Interactive, Inc.^*                                                                   1,106,980        5,390,993
Hewitt Associates, Inc., "A"*                                                                  152,700        4,048,077
SIRVA, Inc.^*                                                                                  656,190        5,584,177
Stamps.com, Inc.^                                                                               92,640        1,737,000
Ultimate Software Group, Inc.^*                                                                411,590        6,750,076
Universal Technical Institute, Inc.^*                                                          216,200        7,177,840
Wright Express Corp.*                                                                          262,710        4,852,254
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 62,789,537
-----------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%
-----------------------------------------------------------------------------------------------------------------------
UAP Holding Corp.^                                                                             136,190     $  2,260,754
-----------------------------------------------------------------------------------------------------------------------

Computer Software - 9.4%
-----------------------------------------------------------------------------------------------------------------------
ANSYS, Inc.*                                                                                    80,600     $  2,862,106
Business Objects S.A., ADR^*                                                                   293,340        7,714,842
FileNet Corp.^*                                                                                186,240        4,682,074
Kronos, Inc.*                                                                                  110,660        4,469,557
McAfee, Inc.*                                                                                  250,830        6,566,729
MicroStrategy, Inc., "A"^*                                                                     143,630        7,618,135
NAVTEQ Corp.*                                                                                  109,730        4,079,761
Open Solutions, Inc.^*                                                                         384,290        7,804,930
Opsware, Inc.^*                                                                              1,132,410        5,797,939
TIBCO Software, Inc.^*                                                                       1,284,800        8,402,592
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 59,998,665
-----------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.0%
-----------------------------------------------------------------------------------------------------------------------
National Instruments Corp.^                                                                    312,950     $  6,634,540
-----------------------------------------------------------------------------------------------------------------------

Construction - 1.2%
-----------------------------------------------------------------------------------------------------------------------
BlueLinx Holdings, Inc.^                                                                       303,620     $  3,212,300
Headwaters, Inc.*                                                                              139,340        4,790,509
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  8,002,809
-----------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.2%
-----------------------------------------------------------------------------------------------------------------------
Career Education Corp.^*                                                                       119,110     $  4,360,617
Corinthian Colleges, Inc.^*                                                                    258,403        3,299,806
PlanetOut, Inc.^*                                                                              125,880        1,097,674
Strayer Education, Inc.                                                                         71,300        6,150,338
Yankee Candle Co., Inc.^                                                                       167,610        5,380,281
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 20,288,716
-----------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 4.1%
-----------------------------------------------------------------------------------------------------------------------
Dionex Corp.^*                                                                                 154,180     $  6,723,790
Littelfuse, Inc.^*                                                                             285,290        7,945,326
MSC Industrial Direct Co., Inc., "A"^                                                          336,430       11,354,512
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 26,023,628
-----------------------------------------------------------------------------------------------------------------------
Electronics - 10.2%
-----------------------------------------------------------------------------------------------------------------------
American Superconductor Corp.^*                                                                443,800     $  4,060,770
Amphenol Corp., "A"^                                                                            76,040        3,054,527
Applied Films Corp.^*                                                                          252,780        6,471,168
ATMI, Inc.^*                                                                                   146,610        4,253,156
Dolby Laboratories, Inc., "A"*                                                                  72,030        1,588,982
DSP Group, Inc.*                                                                               359,965        8,592,364
DTS, Inc.^*                                                                                     65,470        1,167,330
FormFactor, Inc.^*                                                                             180,530        4,769,603
Lipman Electronic Engineering Ltd.                                                              57,470        1,768,352
Mykrolis Corp.^*                                                                               219,100        3,113,411
PMC-Sierra, Inc.^*                                                                             854,430        7,971,832
Silicon Laboratories, Inc.^*                                                                   527,540       13,826,823
Volterra Semiconductor Corp.^*                                                                 315,050        4,691,095
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 65,329,413
-----------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.9%
-----------------------------------------------------------------------------------------------------------------------
Evergreen Solar, Inc.^*                                                                        269,670     $  1,733,978
Noble Energy, Inc.^                                                                             26,630        2,014,560
Unit Corp.^*                                                                                    43,830        1,928,958
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  5,677,496
-----------------------------------------------------------------------------------------------------------------------
Engineering - Construction - 1.0%
-----------------------------------------------------------------------------------------------------------------------
InfraSource Services, Inc.^*                                                                   528,670     $  5,508,741
Trex Co., Inc.*                                                                                 36,500          938,050
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  6,446,791
-----------------------------------------------------------------------------------------------------------------------
Entertainment - 0.6%
-----------------------------------------------------------------------------------------------------------------------
DreamWorks Animation, Inc., "A"*                                                               149,900     $  3,927,380
-----------------------------------------------------------------------------------------------------------------------

Food & Drug Stores - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Wild Oats Markets, Inc.^*                                                                      267,290     $  3,060,471
-----------------------------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 0.3%
-----------------------------------------------------------------------------------------------------------------------
CoolBrands International, Inc.*                                                                524,490     $  1,760,693
-----------------------------------------------------------------------------------------------------------------------

Furniture & Appliances - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.*                                                              184,590     $  4,094,206
-----------------------------------------------------------------------------------------------------------------------

Gaming & Lodging - 0.8%
-----------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                                         149,240     $  5,036,850
-----------------------------------------------------------------------------------------------------------------------

General Merchandise - 0.4%
-----------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores*                                                                          219,340     $  2,787,811
-----------------------------------------------------------------------------------------------------------------------

Leisure & Toys - 4.0%
-----------------------------------------------------------------------------------------------------------------------
Activision, Inc.*                                                                              529,496     $  8,747,274
Take-Two Interactive Software, Inc.^*                                                          170,370        4,335,917
THQ, Inc.^*                                                                                    324,440        9,496,359
Ubisoft Entertainment S.A.*                                                                     55,230        2,756,833
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 25,336,383
-----------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 2.0%
-----------------------------------------------------------------------------------------------------------------------
Cognex Corp.^                                                                                  478,090     $ 12,521,177
-----------------------------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Allscripts Healthcare Solutions, Inc.^*                                                         41,610     $    691,142
Cerner Corp.^*                                                                                  45,540        3,095,354
Omnicell, Inc.^*                                                                               289,040        2,543,552
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  6,330,048
-----------------------------------------------------------------------------------------------------------------------
Medical Equipment - 14.6%
-----------------------------------------------------------------------------------------------------------------------
Adeza Biomedical Corp.*                                                                        144,800     $  2,458,704
Align Technology, Inc.^*                                                                       315,630        2,326,193
Aspect Medical Systems, Inc.^*                                                                 534,810       15,905,249
Conceptus, Inc.^*                                                                              640,750        3,620,237
Conceptus, Inc.##*                                                                             107,600          607,940
Cyberonics, Inc.^*                                                                              99,290        4,308,193
Cytyc Corp.*                                                                                   430,994        9,507,728
DJ Orthopedics, Inc.^*                                                                         141,830        3,890,397
Fisher Scientific International, Inc.^*                                                         61,000        3,958,900
FoxHollow Technologies, Inc.^*                                                                 121,080        4,633,732
IDEXX Laboratories, Inc.^*                                                                     117,173        7,303,393
Inamed Corp.^*                                                                                  44,290        2,966,101
Millipore Corp.*                                                                               124,070        7,038,491
NeuroMetrix, Inc.*                                                                              59,800        1,197,794
Penwest Pharmaceuticals Co.^*                                                                   95,170        1,124,909
ResMed, Inc.*                                                                                   51,000        3,365,490
Thoratec Corp.^*                                                                               571,850        8,772,179
Ventana Medical Systems, Inc.^*                                                                207,570        8,350,541
VNUS Medical Technologies, Inc.^*                                                              156,110        1,878,003
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 93,214,174
-----------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                             158,820     $  4,888,480
-----------------------------------------------------------------------------------------------------------------------

Oil Services - 2.7%
-----------------------------------------------------------------------------------------------------------------------
Atwood Oceanics, Inc.^*                                                                         24,600     $  1,514,376
Cal Dive International, Inc.^*                                                                  49,780        2,606,979
Grey Wolf, Inc.^*                                                                              307,590        2,279,242
Lone Star Technologies, Inc.*                                                                   51,730        2,353,715
Maverick Tube Corp.^*                                                                           61,900        1,844,620
Oil States International, Inc.*                                                                 97,010        2,441,742
TETRA Technologies, Inc.^*                                                                      64,710        2,061,014
Trican Well Service Ltd.*                                                                       81,960        2,011,436
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 17,113,124
-----------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.0%
-----------------------------------------------------------------------------------------------------------------------
ScanSoft, Inc.^*                                                                             1,018,440     $  3,849,703
Zebra Technologies Corp., "A"^*                                                                 57,400        2,513,546
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  6,363,249
-----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.7%
-----------------------------------------------------------------------------------------------------------------------
Allion Healthcare, Inc.*                                                                       267,150     $  4,381,794
Auxilium Pharmaceuticals, Inc.^*                                                               414,580        1,977,547
Endo Pharmaceuticals Holdings, Inc.^*                                                          189,690        4,985,053
Inspire Pharmaceuticals, Inc.^*                                                                246,510        2,075,614
Medicis Pharmaceutical Corp., "A"^                                                             243,140        7,714,832
PRA International*                                                                              92,380        2,473,936
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 23,608,776
-----------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc.,"B"^*                                                                148,650     $  1,923,531

Real Estate - 0.5%
-----------------------------------------------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., "A"^*                                                             68,870     $  3,020,638

Restaurants - 1.0%
-----------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.^*                                                               60,000     $  3,538,800
Rare Hospitality International, Inc.^*                                                          89,210        2,718,229
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  6,257,029
-----------------------------------------------------------------------------------------------------------------------
Specialty Stores - 5.7%
-----------------------------------------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc.^*                                                               243,390     $  7,693,558
Audible, Inc.^*                                                                                272,070        4,725,856
CarMax, Inc.*                                                                                  121,400        3,235,310
Celebrate Express, Inc.*                                                                        98,570        1,334,638
Citi Trends, Inc.*                                                                             196,580        3,554,166
GameStop Corp., "A"*                                                                            72,390        2,367,877
Grupo Elektra S.A. de C.V                                                                      229,120        1,701,281
Restoration Hardware, Inc.^*                                                                   200,380        1,639,108
Sharper Image Corp.^*                                                                          185,500        2,361,415
Tuesday Morning Corp.^                                                                         189,590        5,975,877
West Marine, Inc.^*                                                                            108,690        1,962,941
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 36,552,027
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.9%
-----------------------------------------------------------------------------------------------------------------------
AudioCodes Ltd.^*                                                                              508,040     $  5,054,998
Blue Coat Systems, Inc.^*                                                                      156,420        4,673,830
NeuStar, Inc., "A"*                                                                            102,360        2,620,416
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 12,349,244
-----------------------------------------------------------------------------------------------------------------------
Telephone Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------
FastWeb S.p.A.*                                                                                 30,080     $  1,293,352
-----------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $601,984,542)                                                               $628,776,708
-----------------------------------------------------------------------------------------------------------------------

Short-Term Obligation - 1.5%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.43%, due 7/01/05, at Amortized Cost<                            $ 9,840,000     $  9,840,000
-----------------------------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 23.6%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                  150,469,940     $150,469,940
-----------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $762,294,482)(SS)                                                      $789,086,648
-----------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (23.5)%                                                                   (149,988,513)
-----------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                        $639,098,135
-----------------------------------------------------------------------------------------------------------------------
(SS) As of June 30, 2005, the series had one security representing $1,293,352 and 0.2% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
  ## SEC Rule 144A restriction.
   * Non-income producing security.
   ^ All or a portion of this security is on loan.
   < The rate shown represents an annualized yield at time of purchase.
ADR = American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/05
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $146,533,107 of securities on loan
(identified cost, $762,294,482)                                                          $789,086,648
Cash                                                                                              448
Foreign currency, at value (identified cost, $49,327)                                          49,046
Receivable for investments sold                                                            12,555,159
Receivable for series shares sold                                                             683,314
Interest and dividends receivable                                                              83,709
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $802,458,324
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                         $12,089,267
Payable for series shares reacquired                                                          629,271
Collateral for securities loaned, at value                                                150,469,940
Payable to affiliates
  Management fee                                                                               15,776
  Shareholder servicing costs                                                                   1,038
  Distribution fee                                                                              1,983
  Administrative services fee                                                                     240
Accrued expenses and other liabilities                                                        152,674
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                $163,360,189
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $639,098,135
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $634,757,593
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies                                                          26,791,538
Accumulated net realized gain (loss) on investments and foreign currency
transactions                                                                              (19,816,083)
Accumulated net investment loss                                                            (2,634,913)
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $639,098,135
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          45,120,373
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net asset value per share
  (net assets of $350,236,169 / 24,597,301 shares of beneficial interest
  outstanding)                                                                                                         $14.24
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net asset value per share
  (net assets of $288,861,966 / 20,523,072 shares of beneficial interest
  outstanding)                                                                                                         $14.07
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

FOR SIX MONTHS ENDED 6/30/05

NET INVESTMENT LOSS
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                   $962,099
  Interest                                                                                     191,925
  Income on securities loaned                                                                  167,483
  Foreign taxes withheld                                                                       (15,921)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $1,305,586
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                            $3,049,744
  Distribution fee                                                                             407,289
  Shareholder servicing costs                                                                  119,526
  Administrative services fee                                                                   47,758
  Trustees' compensation                                                                         9,528
  Custodian fee                                                                                128,269
  Printing                                                                                     112,418
  Postage                                                                                          429
  Auditing fees                                                                                 21,808
  Legal fees                                                                                    13,794
  Shareholder solicitation expenses                                                             59,924
  Miscellaneous                                                                                 16,369
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $3,986,856
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                         (44,779)
  Reduction of expenses by investment adviser                                                   (1,578)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $3,940,499
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                               $(2,634,913)
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                  $36,003,898
  Foreign currency transactions                                                                (24,468)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $35,979,430
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                             $(74,634,194)
  Translation of assets and liabilities in foreign currencies                                     (911)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                       $(74,635,105)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                      $(38,655,675)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                             $(41,290,588)
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/05                12/31/04
                                                                                          (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                       $(2,634,913)            $(5,442,898)
Net realized gain (loss) on investments and foreign currency transactions                  35,979,430              49,759,746
Net unrealized gain (loss) on investments and foreign currency translation                (74,635,105)                260,933
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $(41,290,588)            $44,577,781
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                      $(85,760,616)            $82,195,286
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                              $(127,051,204)           $126,773,067
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                   $766,149,339            $639,376,272
At end of period (including accumulated net investment loss of $2,634,913 and $0,
respectively)                                                                            $639,098,135            $766,149,339
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned
(or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                    SIX MONTHS                           YEARS ENDED 12/31
                                                       ENDED        -----------------------------------------------------------
                                                      6/30/05          2004         2003         2002         2001         2000
                                                    (UNAUDITED)
Net asset value, beginning of period                   $14.87        $13.96       $10.44       $15.27       $16.61       $17.27
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                    $(0.05)       $(0.09)      $(0.08)      $(0.07)      $(0.09)      $(0.08)

Net realized and unrealized gain (loss) on
investments and foreign currency                        (0.58)         1.00         3.60        (4.76)       (0.74)       (0.26)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $(0.63)        $0.91        $3.52       $(4.83)      $(0.83)      $(0.34)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions                                     $--           $--          $--          $--       $(0.51)      $(0.32)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $14.24        $14.87       $13.96       $10.44       $15.27       $16.61
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)***(+)&                                 (4.24)++       6.52        33.72       (31.63)       (5.03)       (1.99)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                     1.06+         1.01         1.04         1.05         1.09         1.11
Expenses after expense reductions##                      1.06+         1.01         1.04         1.05         1.06         1.08
Net investment loss                                     (0.66)+       (0.67)       (0.62)       (0.56)       (0.61)       (0.48)
Portfolio turnover                                         65           134           88           90           63           65
Net assets at end of period (000 Omitted)            $350,236      $380,100     $290,364     $157,863     $194,098     $145,113
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                        SIX MONTHS                  YEARS ENDED 12/31                   PERIOD
                                                          ENDED         -------------------------------------------     ENDED
                                                         6/30/05          2004        2003        2002         2001   12/31/00**
                                                       (UNAUDITED)
Net asset value, beginning of period                      $14.71       $13.85      $10.38      $15.22        $16.59      $17.24
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                       $(0.06)      $(0.13)     $(0.11)     $(0.09)       $(0.12)     $(0.07)

Net realized and unrealized gain (loss) on investments
and foreign currency                                       (0.58)        0.99        3.58       (4.75)        (0.75)      (0.58)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $(0.64)       $0.86       $3.47      $(4.84)       $(0.87)     $(0.65)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions                                        $--          $--         $--         $--        $(0.50)        $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $14.07       $14.71      $13.85      $10.38        $15.22      $16.59
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)***(+)&                                    (4.35)++      6.21       33.43      (31.80)        (5.25)      (3.77)++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                        1.31+        1.26        1.29        1.28          1.29        1.29+
Expenses after expense reductions##                         1.31+        1.26        1.29        1.28          1.26        1.26+
Net investment loss                                        (0.91)+      (0.92)      (0.88)      (0.78)        (0.82)      (0.67)+
Portfolio turnover                                            65          134          88          90            63          65
Net assets at end of period (000 Omitted)               $288,862     $386,049    $349,012    $176,319      $124,272     $42,304
-------------------------------------------------------------------------------------------------------------------------------

 ** For the period from the class' inception, May 1, 2000 (Service Class), through the stated period end.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
*** Certain expenses have been reduced without which performance would have been lower.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS New Discovery Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2005, there were 117 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the six months ended June 30, 2005, the series' custodian fees were reduced by $16,572 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the six months ended June 30, 2005, the series' miscellaneous expenses were reduced by $28,207 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, real estate investment trusts, net operating losses and wash sales.

The series paid no distributions for the years ended December 31, 2004 and December 31, 2003.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Capital loss carryforward               $(49,418,250)
              Unrealized appreciation (depreciation)    95,050,512
              Other temporary differences                   (1,132)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2010.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the series' average daily net assets.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFSC, a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2005, the fee was $118,601, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2005, these costs amounted to $717.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

The administrative services fee incurred for the six months ended June 30, 2005 was equivalent to an annual effective rate of 0.01413% of the series' average daily net assets.

TRUSTEES' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,578, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. On July 28, 2004, the series accrued an estimate of the amount to be received pursuant to this matter in the amount of $29,985, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the series on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $432,750,615 and $512,631,473, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost$768,671,745
              ----------------------------------------------------
              Gross unrealized appreciation            $58,606,474
              Gross unrealized depreciation            (38,191,571)
              ----------------------------------------------------
              Net unrealized appreciation
              (depreciation)                           $20,414,903

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                   Six months ended 6/30/05           Year ended 12/31/04
                                                                   SHARES          AMOUNT          SHARES           AMOUNT

INITIAL CLASS SHARES
Shares sold                                                        3,339,192      $46,306,576      8,568,075      $119,629,750
Shares reacquired                                                 (4,308,415)     (57,232,374)    (3,802,207)      (52,951,235)
------------------------------------------------------------------------------------------------------------------------------
Net change                                                          (969,223)    $(10,925,798)     4,765,868       $66,678,515

SERVICE CLASS SHARES
Shares sold                                                          919,139      $12,595,456      5,596,204       $77,977,819
Shares reacquired                                                 (6,634,040)     (87,430,274)    (4,559,101)      (62,461,048)
------------------------------------------------------------------------------------------------------------------------------
Net change                                                        (5,714,901)    $(74,834,818)     1,037,103       $15,516,771

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2005 was $3,022, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2005.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 6/30/05

At a special meeting of shareholders of MFS New Discovery Series, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                    NUMBER OF DOLLARS
                                       -----------------------------------------
NOMINEE                                    AFFIRMATIVE        WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.                 $6,200,001,830.46       $242,746,643.71
--------------------------------------------------------------------------------
David H. Gunning                        6,212,408,301.43        230,340,172.74
--------------------------------------------------------------------------------
William R. Gutow                        6,208,366,487.51        234,381,986.66
--------------------------------------------------------------------------------
Michael Hegarty                         6,209,214,813.88        233,533,660.29
--------------------------------------------------------------------------------
J. Atwood Ives                          6,201,517,772.03        241,230,702.14
--------------------------------------------------------------------------------
Amy B. Lane                             6,207,755,652.53        234,992,821.64
--------------------------------------------------------------------------------
Robert J. Manning                       6,210,847,081.29        231,901,392.88
--------------------------------------------------------------------------------
Lawrence T. Perera                      6,203,775,282.60        238,973,191.57
--------------------------------------------------------------------------------
Robert C. Pozen                         6,211,789,121.63        230,959,352.54
--------------------------------------------------------------------------------
J. Dale Sherratt                        6,202,492,597.10        240,255,877.07
--------------------------------------------------------------------------------
Laurie J. Thomsen                       6,205,475,472.40        237,273,001.77
--------------------------------------------------------------------------------

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS will be available on or before November 23, 2005 by clicking on "Variable Insurance Trust" in the "Products and Performance" section of the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VND-SEM 8/05 64M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/05

MFS(R) MID CAP GROWTH SERIES

A path for pursuing opportunity

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) MID CAP GROWTH SERIES

Objective: Seeks long-term growth of capital.

TABLE OF CONTENTS
------------------------------------------------

LETTER FROM THE CEO                            1
------------------------------------------------
PORTFOLIO COMPOSITION                          2
------------------------------------------------
EXPENSE TABLE                                  3
------------------------------------------------
PORTFOLIO OF INVESTMENTS                       4
------------------------------------------------
FINANCIAL STATEMENTS                           8
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 13
------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                17
------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION         17
------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                17
------------------------------------------------
CONTACT INFORMATION                   BACK COVER

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

              PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     97.7%
              Cash & Other Net Assets                     2.3%

              TOP TEN HOLDINGS

              Getty Images, Inc.                          2.4%
              ------------------------------------------------
              American Tower Corp.                        2.3%
              ------------------------------------------------
              VERITAS Software Corp.                      2.3%
              ------------------------------------------------
              Genzyme Corp.                               2.2%
              ------------------------------------------------
              Amdocs Ltd.                                 2.0%
              ------------------------------------------------
              Waters Corp.                                2.0%
              ------------------------------------------------
              Electronic Arts, Inc.                       2.0%
              ------------------------------------------------
              KLA-Tencor Corp.                            2.0%
              ------------------------------------------------
              Legg Mason, Inc.                            2.0%
              ------------------------------------------------
              Cytyc Corp.                                 2.0%
              ------------------------------------------------

              SECTORS WEIGHTINGS

              Health Care                                24.8%
              ------------------------------------------------
              Technology                                 22.0%
              ------------------------------------------------
              Leisure                                    13.3%
              ------------------------------------------------
              Special Products and Services              11.1%
              ------------------------------------------------
              Retailing                                   5.6%
              ------------------------------------------------
              Financial Services                          4.9%
              ------------------------------------------------
              Energy                                      4.3%
              ------------------------------------------------
              Industrial Goods & Services                 4.2%
              ------------------------------------------------
              Utilities & Communications                  3.1%
              ------------------------------------------------
              Basic Materials                             2.4%
              ------------------------------------------------
              Autos & Housing                             0.7%
              ------------------------------------------------
              Consumer Staples                            0.7%
              ------------------------------------------------
              Transportation                              0.6%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     1/01/05-
Share Class                 Ratio      1/01/05         6/30/05         6/30/05
-------------------------------------------------------------------------------
        Actual              0.94%     $1,000.00        $959.00           $4.57
Initial -----------------------------------------------------------------------
 Class  Hypothetical*       0.94%     $1,000.00      $1,020.13           $4.71
-------------------------------------------------------------------------------
        Actual              1.19%     $1,000.00        $957.10           $5.77
Service -----------------------------------------------------------------------
 Class  Hypothetical*       1.19%     $1,000.00      $1,018.89           $5.96
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/05

The Portfolio of Investments is a complete list of all securities owned by your portfolio.
It is categorized by broad-based asset classes.

Stocks - 97.7%

-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Aerospace - 2.0%
-----------------------------------------------------------------------------------------------------------------------
FLIR Systems, Inc.*^                                                                            44,600     $  1,330,864
ITT Industries, Inc.                                                                            35,800        3,495,154
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  4,826,018
-----------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.0%
-----------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                       49,300     $  2,504,440
-----------------------------------------------------------------------------------------------------------------------

Biotechnology - 6.9%
-----------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc.*                                                                              71,300     $  2,456,285
Gen-Probe, Inc.*                                                                                40,000        1,449,200
Genzyme Corp.*                                                                                  91,850        5,519,267
Gilead Sciences, Inc.*                                                                         103,930        4,571,881
ImClone Systems, Inc.*^                                                                         53,750        1,664,638
MedImmune, Inc.*                                                                                47,500        1,269,200
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 16,930,471
-----------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 5.0%
-----------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*^                                                                   254,760     $  2,917,002
Gemstar-TV Guide International, Inc.*                                                           65,420          234,858
Grupo Televisa S.A., ADR                                                                        41,220        2,559,350
Interpublic Group of Cos., Inc.*^                                                              236,140        2,876,185
NTL, Inc.*^                                                                                     27,955        1,912,681
Univision Communications, Inc., "A"*^                                                           67,560        1,861,278
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 12,361,354
-----------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.1%
-----------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.^                                                                       34,500     $  2,655,810
Legg Mason, Inc.                                                                                47,199        4,913,888
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  7,569,698
-----------------------------------------------------------------------------------------------------------------------
Business Services - 8.5%
-----------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                                    84,430     $  3,424,481
Corporate Executive Board Co.                                                                   55,280        4,330,082
DST Systems, Inc.*                                                                              67,230        3,146,364
Getty Images, Inc.*                                                                             79,410        5,896,987
Hewitt Associates, Inc., "A"*^                                                                  79,600        2,110,196
Monster Worldwide, Inc.*^                                                                       74,070        2,124,328
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 21,032,438
-----------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%
-----------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                    46,720     $  2,937,286
-----------------------------------------------------------------------------------------------------------------------

Computer Software - 8.7%
-----------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                   189,870     $  5,018,264
Check Point Software Technologies Ltd.*                                                        120,850        2,392,830
Mercury Interactive Corp.*                                                                      92,500        3,548,300
Symantec Corp.*                                                                                222,260        4,831,932
VERITAS Software Corp.*                                                                        227,260        5,545,144
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 21,336,470
-----------------------------------------------------------------------------------------------------------------------
Construction - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                     36,300     $  1,152,888
-----------------------------------------------------------------------------------------------------------------------

Consumer Goods & Services - 3.3%
-----------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*^                                                                       45,970     $  3,595,773
Avon Products, Inc.                                                                             45,700        1,729,745
Career Education Corp.*^                                                                        35,690        1,306,611
Weight Watchers International, Inc.*^                                                           29,700        1,532,817
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  8,164,946
-----------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.9%
-----------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc.                                                                    52,550     $  2,202,896
-----------------------------------------------------------------------------------------------------------------------

Electronics - 9.0%
-----------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                           121,370     $  4,528,315
Broadcom Corp., "A"*^                                                                           44,530        1,581,260
KLA-Tencor Corp.                                                                               113,330        4,952,521
Marvell Technology Group Ltd.*                                                                  77,940        2,964,838
Novellus Systems, Inc.*                                                                         68,900        1,702,519
PMC-Sierra, Inc.*^                                                                             285,800        2,666,514
Xilinx, Inc.                                                                                   150,120        3,828,060
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 22,224,027
-----------------------------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.*                                                               25,100     $    556,718
-----------------------------------------------------------------------------------------------------------------------

Gaming & Lodging - 3.3%
-----------------------------------------------------------------------------------------------------------------------
GTECH Holdings Corp.                                                                            48,400     $  1,415,216
International Game Technology^                                                                  79,970        2,251,156
Royal Caribbean Cruises Ltd.^                                                                   55,720        2,694,619
WMS Industries, Inc.*^                                                                          49,070        1,656,113
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  8,017,104
-----------------------------------------------------------------------------------------------------------------------
General Merchandise - 2.1%
-----------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores*                                                                           90,640     $  1,152,034
Family Dollar Stores, Inc.                                                                      74,880        1,954,368
Kohl's Corp.*                                                                                   36,700        2,051,897
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  5,158,299
-----------------------------------------------------------------------------------------------------------------------
Insurance - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                   67,000     $  2,025,410
-----------------------------------------------------------------------------------------------------------------------

Internet - 0.6%
-----------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp*^                                                                           60,370     $  1,451,899
-----------------------------------------------------------------------------------------------------------------------

Leisure & Toys - 2.0%
-----------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                          88,340     $  5,000,927
-----------------------------------------------------------------------------------------------------------------------

Machinery & Tools - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Roper Industries, Inc.                                                                          45,530     $  3,249,476
-----------------------------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 2.2%
-----------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                                                 90,110     $  3,405,257
LifePoint Hospitals, Inc.*                                                                      40,496        2,045,858
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  5,451,115
-----------------------------------------------------------------------------------------------------------------------
Medical Equipment - 11.0%
-----------------------------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                                                 38,340     $  2,549,993
Cytyc Corp.*                                                                                   219,952        4,852,141
DENTSPLY International, Inc.^                                                                   71,540        3,863,160
Fisher Scientific International, Inc.*^                                                         44,100        2,862,090
Millipore Corp.*                                                                                29,760        1,688,285
St. Jude Medical, Inc.*                                                                         81,400        3,549,854
Thoratec Corp.*^                                                                                74,410        1,141,449
Waters Corp.*                                                                                  135,000        5,017,950
Zimmer Holdings, Inc.*                                                                          19,900        1,515,783
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 27,040,705
-----------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                              12,050     $    368,186
Aber Diamond Corp.                                                                              10,300          314,715
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    682,901
-----------------------------------------------------------------------------------------------------------------------
Oil Services - 4.3%
-----------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                 81,360     $  4,269,773
GlobalSantaFe Corp.                                                                             60,750        2,478,600
National Oilwell Varco, Inc.*^                                                                  54,600        2,595,684
Smith International, Inc.^                                                                      21,000        1,337,700
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 10,681,757
-----------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.9%
-----------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                               50,330     $  3,262,894
Network Appliance, Inc.*                                                                        52,700        1,489,829
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  4,752,723
-----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.7%
-----------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                  36,500     $  3,111,260
Endo Pharmaceuticals Holdings, Inc.*                                                            84,400        2,218,030
Medicis Pharmaceutical Corp., "A"                                                              146,660        4,653,522
Teva Pharmaceutical Industries Ltd., ADR                                                        51,800        1,613,052
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 11,595,864
-----------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.9%
-----------------------------------------------------------------------------------------------------------------------
Washington Post Co., "B"                                                                         2,800     $  2,338,084
-----------------------------------------------------------------------------------------------------------------------

Restaurants - 2.1%
-----------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*^                                                                     106,565     $  3,701,002
Outback Steakhouse, Inc.                                                                        30,220        1,367,153
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  5,068,155
-----------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.9%
-----------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                   46,800     $  2,180,880
-----------------------------------------------------------------------------------------------------------------------

Specialty Stores - 3.5%
-----------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.*                                                                        78,100     $  3,263,018
PETsMART, Inc.                                                                                  88,930        2,699,026
TJX Cos., Inc.                                                                                 113,510        2,763,969
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  8,726,013
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.8%
-----------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                                     101,340     $  2,396,691
Juniper Networks, Inc.*^                                                                        77,800        1,959,004
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  4,355,695
-----------------------------------------------------------------------------------------------------------------------
Telephone Services - 3.1%
-----------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A"^*                                                                    265,151     $  5,573,474
SpectraSite, Inc.*                                                                              28,980        2,156,981
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  7,730,455
-----------------------------------------------------------------------------------------------------------------------
Trucking - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.^                                                   28,480     $  1,418,589
-----------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $218,921,893)                                                               $240,725,701
-----------------------------------------------------------------------------------------------------------------------

Short-Term Obligation - 2.2%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.43%, due 7/01/05, at Amortized Cost<                            $ 5,506,000     $  5,506,000
-----------------------------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 16.9%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   41,566,516     $ 41,566,516
-----------------------------------------------------------------------------------------------------------------------
Total Investments(S) (Identified Cost, $265,994,409)                                                       $287,798,217
-----------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (16.8)%                                                                    (41,462,012)
-----------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                        $246,336,205
-----------------------------------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
  < The rate shown represents an annualized yield at time of purchase.
(S) As June 30, 2005, one security representing $314,715 and 0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

ADR = American Depository Receipt.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $40,540,471 of securities on loan
(identified cost, $265,994,409)                                                          $287,798,217
Cash                                                                                              667
Receivable for investments sold                                                                    34
Receivable for series shares sold                                                             169,455
Interest and dividends receivable                                                              55,507
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $288,023,880
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                                          $24,977
Collateral for securities loaned, at value                                                 41,566,516
Payable to affiliates
  Management fee                                                                                5,089
  Shareholder servicing costs                                                                     838
  Distribution fees                                                                               379
  Administrative services fee                                                                      93
Accrued expenses and other liabilities                                                         89,783
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $41,687,675
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $246,336,205
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $228,025,796
Unrealized appreciation (depreciation) on investments                                      21,803,808
Accumulated net realized gain (loss) on investments and foreign currency
transactions                                                                               (2,897,122)
Accumulated net investment loss                                                              (596,277)
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $246,336,205
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          36,380,347
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net asset value per share
  (net assets of $205,379,995 / 30,267,797 shares of beneficial interest
  outstanding)                                                                                                          $6.79
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net asset value per share
  (net assets of $40,956,210 / 6,112,550 shares of beneficial interest outstanding)                                     $6.70
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

Thess statements describe how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/05

NET INVESTMENT LOSS
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                   $520,006
  Interest                                                                                      97,288
  Foreign taxes withheld                                                                        (2,043)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                              $615,251
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                              $929,154
  Distribution fees                                                                             54,511
  Shareholder servicing costs                                                                   43,687
  Administrative services fee                                                                   17,498
  Trustees' compensation                                                                         5,495
  Custodian fee                                                                                 50,946
  Printing                                                                                      52,965
  Postage                                                                                        7,278
  Auditing fees                                                                                 22,911
  Legal fees                                                                                     4,405
  Shareholder solicitation expenses                                                             27,180
  Miscellaneous                                                                                  4,105
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $1,220,135
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (8,032)
  Reduction of expenses by investment adviser                                                     (575)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $1,211,528
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                                 $(596,277)
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                   $5,219,911
  Foreign currency transactions                                                                 (1,578)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                          $5,218,333
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                             $(16,356,183)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                                        $(16,356,183)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                      $(11,137,850)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                             $(11,734,127)
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/05                12/31/04
                                                                                          (UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                         $(596,277)            $(1,469,602)
Net realized gain (loss) on investments and foreign currency transactions                   5,218,333              23,266,547
Net unrealized gain (loss) on investments                                                 (16,356,183)             10,285,857
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $(11,734,127)            $32,082,802
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                      $(12,970,528)            $27,267,669
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $(24,704,655)            $59,350,471
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    271,040,860             211,690,389

At end of period (including accumulated net investment loss of $596,277
and $0, respectively)                                                                    $246,336,205            $271,040,860
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned
(or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                               SIX MONTHS                     YEARS ENDED 12/31                       PERIOD
                                                 ENDED         ------------------------------------------------       ENDED
                                                6/30/05         2004          2003          2002          2001       12/31/00**
                                              (UNAUDITED)
Net asset value, beginning of period            $7.08          $6.18          $4.51         $7.94         $9.74        $10.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   $(0.01)        $(0.04)        $(0.02)       $(0.02)       $(0.02)        $0.03

Net realized and unrealized gain (loss) on
investments and foreign currency                (0.28)          0.94           1.69         (3.41)        (1.68)        (0.29)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $(0.29)         $0.90          $1.67        $(3.43)       $(1.70)       $(0.26)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                        $--            $--            $--           $--         $0.00+++        $--

From net realized gain on investments and
foreign currency transactions                      --             --             --            --         (0.10)           --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                      $--            $--            $--           $--        $(0.10)          $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $6.79          $7.08          $6.18         $4.51         $7.94         $9.74
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                         (4.10)++       14.56          37.03        (43.20)       (17.55)        (2.60)++
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##             0.94+          0.87           0.91          0.91          0.96          2.21+
Expenses after expense reductions##              0.94+          0.87           0.89          0.90          0.91          0.91+
Net investment income (loss)                    (0.44)+        (0.56)         (0.45)        (0.34)        (0.20)         0.45+
Portfolio turnover                                 42             83             86           144           105            84
Net assets at end of period (000 Omitted)    $205,380       $221,192       $165,102       $56,909       $48,453        $5,440
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                SIX MONTHS                    YEARS ENDED 12/31                       PERIOD
                                                    ENDED      ----------------------------------------------         ENDED
                                                  6/30/05        2004         2003          2002          2001       12/31/00**
                                                (UNAUDITED)
Net asset value, beginning of period              $7.00         $6.12         $4.48         $7.92         $9.72        $10.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                     $(0.02)       $(0.05)       $(0.04)       $(0.03)       $(0.03)        $0.02

Net realized and unrealized gain (loss) on
investments and foreign currency                  (0.28)         0.93          1.68         (3.41)        (1.67)        (0.30)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $(0.30)        $0.88         $1.64        $(3.44)       $(1.70)       $(0.28)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and
foreign currency transactions                       $--           $--           $--           $--        $(0.10)          $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $6.70         $7.00         $6.12         $4.48         $7.92         $9.72
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                           (4.29)++      14.38         36.61        (43.43)       (17.63)        (2.80)++
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##               1.19+         1.12          1.16          1.14          1.16          2.41+
Expenses after expense reductions##                1.19+         1.12          1.14          1.13          1.11          1.11+
Net investment income (loss)                      (0.69)+       (0.81)        (0.70)        (0.58)        (0.32)         0.25+
Portfolio turnover                                   42            83            86           144           105            84
Net assets at end of period (000 Omitted)       $40,956       $49,849       $46,588       $14,380       $13,929        $7,033
-----------------------------------------------------------------------------------------------------------------------------

 ** For the period from the Class' inception, April 28, 2000 (Initial Class), May 1, 2000 (Service Class) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Mid Cap Growth Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2005, there were 29 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the six months ended June 30, 2005, the series' custodian fees were reduced by $5,283 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the six months ended June 30, 2005, the series' miscellaneous expenses were reduced by $2,749 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, net operating losses and wash sales. The series paid no distributions for the years ended December 31, 2004 and December 31, 2003.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Capital loss carryforward                $(7,568,621)
              Unrealized appreciation (depreciation)    37,661,014
              Other temporary differences                  (47,857)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2010.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFSC, a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2005, the fee was $43,361, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2005, these costs amounted to $241.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The administrative services fee incurred for the six months ended June 30, 2005 was equivalent to an annual effective rate of 0.01416% of the series' average daily net assets.

TRUSTEES' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to the Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $575, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. On July 28, 2004, the series accrued an estimate of the amount to be received pursuant to this matter in the amount of $243, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the series on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $101,905,603 and $112,459,221, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                          $266,493,386
              ----------------------------------------------------
              Gross unrealized appreciation            $31,388,343
              Gross unrealized depreciation            (10,083,512)
              ----------------------------------------------------
              Net unrealized appreciation
              (depreciation)                           $21,304,831

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                               Six months ended 6/30/05          Year ended 12/31/04
                                                               SHARES          AMOUNT          SHARES          AMOUNT
INITIAL CLASS SHARES

Shares sold                                                   1,044,970       $6,967,828      7,146,386      $46,647,568
Shares reacquired                                            (2,012,094)     (13,333,865)    (2,633,822)     (16,714,973)
-------------------------------------------------------------------------------------------------------------------------
Net change                                                     (967,124)     $(6,366,037)     4,512,564      $29,932,595

SERVICE CLASS SHARES
Shares sold                                                     356,809       $2,355,568      3,284,902      $21,295,639
Shares reacquired                                            (1,363,954)      (8,960,059)    (3,773,711)     (23,960,565)
-------------------------------------------------------------------------------------------------------------------------
Net change                                                   (1,007,145)     $(6,604,491)      (488,809)     $(2,664,926)

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2005 was $863, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2005.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 6/30/05

At a special meeting of shareholders of MFS Mid Cap Growth Series, which was held on March 23, 2005, the following action was taken:

ITEM 1. To elect a Board of Trustees:

                                                  NUMBER OF DOLLARS
                                     -------------------------------------------
NOMINEE                                  AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.               $6,200,001,830.46         $242,746,643.71
--------------------------------------------------------------------------------
David H. Gunning                      6,212,408,301.43          230,340,172.74
--------------------------------------------------------------------------------
William R. Gutow                      6,208,366,487.51          234,381,986.66
--------------------------------------------------------------------------------
Michael Hegarty                       6,209,214,813.88          233,533,660.29
--------------------------------------------------------------------------------
J. Atwood Ives                        6,201,517,772.03          241,230,702.14
--------------------------------------------------------------------------------
Amy B. Lane                           6,207,755,652.53          234,992,821.64
--------------------------------------------------------------------------------
Robert J. Manning                     6,210,847,081.29          231,901,392.88
--------------------------------------------------------------------------------
Lawrence T. Perera                    6,203,775,282.60          238,973,191.57
--------------------------------------------------------------------------------
Robert C. Pozen                       6,211,789,121.63          230,959,352.54
--------------------------------------------------------------------------------
J. Dale Sherratt                      6,202,492,597.10          240,255,877.07
--------------------------------------------------------------------------------
Laurie J. Thomsen                     6,205,475,472.40          237,273,001.77
--------------------------------------------------------------------------------

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS will be available on or before November 23, 2005 by clicking on "Variable Insurance Trust" in the "Products and Performance" section of the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                               VMG-SEM 8/05 4M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/05

MFS(R) MONEY MARKET SERIES

A path for pursuing opportunity

[graphic omitted]

                                                        M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

MFS(R) MONEY MARKET SERIES

Objective: Seeks as high a level of current income as is considered consistent with the preservation of capital and liquidity.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               5
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                      9
----------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                    11
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     11
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             11
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    11
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE*

              Cash & Other Net Assets                   100.0%

              MONEY MARKET SECTORS*

              Commercial Paper                           76.0%
              ------------------------------------------------
              Government & Agency                        17.9%
              ------------------------------------------------
              Certificate of Deposit                      7.9%
              ------------------------------------------------
              Other non short-term assets                -1.8%
              ------------------------------------------------

              MONEY MARKET MATURITY

              30-59 Days                                 54.9%
              ------------------------------------------------
              0-29 Days                                  46.9%
              ------------------------------------------------
              Other                                      -1.8%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Short Term Quality**                 A-1
              ------------------------------------------------

 * Both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable, are included in this graphical representation.

** The Portfolio Average Credit Quality rating is based upn a market weighted average of portfolio holdings.

Percentages are based on net assets as of 6/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     1/01/05-
Share Class                 Ratio      1/01/05         6/30/05         6/30/05
-------------------------------------------------------------------------------
        Actual              0.60%    $1,000.00        $1,010.80         $2.99
Initial -----------------------------------------------------------------------
 Class  Hypothetical*       0.60%    $1,000.00        $1,021.82         $3.01
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PERFORMANCE SUMMARY THROUGH 6/30/05

-------------------------------------------------------------------------------
                                 6 Months      Current        Current 7-day
   Class         Inception    Total Return   7-day yield   yield without waiver
-------------------------------------------------------------------------------
Initial Class    1/03/95         1.08%           2.61%            1.55%
-------------------------------------------------------------------------------

Yields are based on the latest seven days ended June 30, 2005, with dividends annualized. The yield quotations more closely reflect the current earnings of the series than the total return quotation would.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Certificates of Deposit - 7.9%

-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                        PAR AMOUNT        $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC NY, 3.105%, due 7/11/05                                                        $95,000     $   95,000
Societe Generale London, 3.195%, due 8/09/05                                                      92,000         92,000
-----------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit, at Amortized Cost and Value                                                   $  187,000
-----------------------------------------------------------------------------------------------------------------------

Commercial Paper - 76.0%<
-----------------------------------------------------------------------------------------------------------------------
AIG Funding, Inc., 3.215%, due 8/09/05                                                           $67,000     $   66,767
American Express Credit Corp., 2.98%, due 7/05/05                                                 95,000         94,969
American General Finance Corp., 3.13%, due 7/28/05                                                25,000         24,941
Blue Ridge Asset Funding, 3.24%, due 8/05/05@                                                     93,000         92,707
Ciesco LLC, 3.28%, due 8/18/05@                                                                   90,000         89,606
Citibank Credit Card Issuance Trust, 3.15%, due 7/26/05@                                          90,000         89,803
Citicorp, 3.06%, due 7/01/05                                                                      92,000         92,000
Dexia Delaware LLC, 3.33%, due 8/18/05                                                            71,000         70,685
Dupont (E.I.) de Nemours & Co., 3.19%, due 8/08/05                                                94,000         93,683
Edison Asset Securitization LLC, 3.1%, due 7/22/05@                                               94,000         93,830
Falcon Asset Securitization Corp., 3.1%, due 7/12/05@                                             92,000         91,913
General Electric Capital Corp., 3.34%, due 8/26/05                                                96,000         95,501
Goldman Sachs Group, Inc., 3.16%, due 7/15/05                                                     94,000         93,884
Govco, Inc., 3.09%, due 7/22/05@                                                                  94,000         93,831
ING America Insurance Holdings, Inc., 3.05%, due 7/08/05                                          95,000         94,944
Jupiter Securitization Corp., 3.2%, due 7/22/05@                                                  94,000         93,825
MetLife Funding, Inc., 3.34%, due 8/23/05                                                         96,000         95,528
Morgan Stanley, Inc., 3.23%, due 8/09/05                                                          92,000         91,678
SBC Communications, Inc., 3.27%, due 8/15/05@                                                     93,000         92,620
Svenska Handelsbanken, Inc., 3.2%, due 8/03/05                                                    50,000         49,853
Verizon Network Funding Co., 3.32%, due 8/23/05                                                   95,000         94,536
-----------------------------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost and Value                                                          $1,797,104
-----------------------------------------------------------------------------------------------------------------------

U.S. Government Agency Obligations - 17.9%<
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, 2.99%, due 7/20/05                                                                  $100,000     $   99,842
Fannie Mae, 3.24%, due 8/05/05                                                                   123,000        122,613
Fannie Mae, 3.1%, due 8/10/05                                                                    150,000        149,482
Freddie Mac, 2.95%, due 7/05/05                                                                   50,000         49,984
-----------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations, at Amortized Cost and Value                                        $  421,921
-----------------------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                                               $2,406,025
-----------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (1.8)%                                                                         (42,029)
-----------------------------------------------------------------------------------------------------------------------

Net Assets - 100.0%                                                                                          $2,363,996
-----------------------------------------------------------------------------------------------------------------------
< The rates shown represent annualized yields at time of purchase.
@ Security exempt from registration under Section 4(2) of the Securities Act of 1933.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This is your series' balance sheet. It shows the value of what the series owns, how much it owes, and its resulting net assets.

AT 6/30/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at amortized cost and value                                                   $2,406,025
Cash                                                                                              578
Interest receivable                                                                               589
Receivable from investment adviser                                                              9,025
Other assets                                                                                      428
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                       $2,416,645
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                                          $30,733
Payable to affiliates
  Management fee                                                                                   33
  Administrative services fee                                                                       1
Accrued expenses and other liabilities                                                         21,882
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                     $52,649
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                         $2,363,996
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Net assets (represented by paid-in capital)                                                                        $2,363,996
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           2,363,996
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net asset value per share
  (net assets of $2,363,996 / 2,363,996 shares of beneficial interest outstanding)                                      $1.00
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This is a summary of the investment income your series earned. Series expenses are spelled out.

FOR SIX MONTHS ENDED 6/30/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Interest income                                                                                                       $35,280
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                                 $6,460
  Shareholder servicing costs                                                                       464
  Administrative services fee                                                                       182
  Trustees' compensation                                                                            664
  Custodian fee                                                                                   1,742
  Printing                                                                                        7,902
  Auditing fees                                                                                  16,784
  Legal fees                                                                                        629
  Shareholder solicitation expenses                                                                 282
  Miscellaneous                                                                                   1,267
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                        $36,376
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                              (11)
  Reduction of expenses by investment adviser                                                   (28,613)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                           $7,752
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                 $27,528
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement gives you a summary of income.

                                                                                     SIX MONTHS ENDED
                                                                                              6/30/05                YEAR ENDED
                                                                                          (UNAUDITED)                12/31/04

CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income declared as distributions to shareholders                               $27,528                 $29,083
-----------------------------------------------------------------------------------------------------------------------------
Series share (principal) transactions at net asset value of $1.00 per share
  Net proceeds from sale of shares                                                         $1,064,333              $2,917,567
  Net asset value of shares issued to shareholders in reinvestment of distributions            27,528                  29,081
  Cost of shares reacquired                                                                (1,531,456)             (5,398,914)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                         $(439,595)            $(2,452,266)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                      2,803,591               5,255,857
At end of period                                                                           $2,363,996              $2,803,591
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                   SIX MONTHS                          YEARS ENDED 12/31
                                                      ENDED        ------------------------------------------------------------
                                                     6/30/05          2004         2003         2002         2001          2000
                                                   (UNAUDITED)

Net asset value, beginning of period                   $1.00         $1.00        $1.00        $1.00        $1.00         $1.00
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                  $0.01         $0.01        $0.01        $0.01        $0.04         $0.06
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                            $(0.01)       $(0.01)      $(0.01)      $(0.01)      $(0.04)       $(0.06)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $1.00         $1.00        $1.00        $1.00        $1.00         $1.00
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)***(+)                                  1.08++        0.78         0.61         1.31         3.72          5.93
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                    2.82+         1.68         0.99         0.79         0.85          0.99
Expenses after expense reductions##                     0.60+         0.60         0.60         0.60         0.61          0.62
Net investment income                                   2.14+         0.72         0.64         1.30         3.50          5.76
Net assets at end of period (000 Omitted)             $2,364        $2,804       $5,256      $17,006      $20,706       $11,214
-------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
*** Certain expenses have been reduced without which performance would have been lower.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Money Market Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2005, there were 6 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Money market instruments are valued at amortized cost, which the Trustees have determined in good faith approximates market value. The series' use of amortized cost is subject to the series' compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:

                                                      12/31/04        12/31/03

Distributions declared from ordinary income            $29,083         $75,392

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the series' average daily net assets.

The investment adviser has contractually agreed to pay a portion of the series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.10% annually of the series' average daily net assets. This is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until April 30, 2006, unless the series' Board of Trustees consents to an earlier revision or termination of this agreement.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFSC, a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2005, the fee was $450, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2005, these costs amounted to $7.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The administrative services fee incurred for the six months ended June 30, 2005 was equivalent to an annual effective rate of 0.0141% of the series' average daily net assets.

TRUSTEES' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $6, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements, aggregated $17,957,188 and $18,299,323 respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2005 was $7, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2005.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 6/30/05

At a special meeting of shareholders of MFS Money Market Series, which was held on March 23, 2005, the following action was taken:

ITEM 1. To elect a Board of Trustees:

                                                 NUMBER OF DOLLARS
                                    -------------------------------------------
NOMINEE                                 AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.              $6,200,001,830.46         $242,746,643.71
-------------------------------------------------------------------------------
David H. Gunning                     6,212,408,301.43          230,340,172.74
-------------------------------------------------------------------------------
William R. Gutow                     6,208,366,487.51          234,381,986.66
-------------------------------------------------------------------------------
Michael Hegarty                      6,209,214,813.88          233,533,660.29
-------------------------------------------------------------------------------
J. Atwood Ives                       6,201,517,772.03          241,230,702.14
-------------------------------------------------------------------------------
Amy B. Lane                          6,207,755,652.53          234,992,821.64
-------------------------------------------------------------------------------
Robert J. Manning                    6,210,847,081.29          231,901,392.88
-------------------------------------------------------------------------------
Lawrence T. Perera                   6,203,775,282.60          238,973,191.57
-------------------------------------------------------------------------------
Robert C. Pozen                      6,211,789,121.63          230,959,352.54
-------------------------------------------------------------------------------
J. Dale Sherratt                     6,202,492,597.10          240,255,877.07
-------------------------------------------------------------------------------
Laurie J. Thomsen                    6,205,475,472.40          237,273,001.77
-------------------------------------------------------------------------------

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS will be available on or before November 23, 2005 by clicking on "Variable Insurance Trust" in the "Products and Performance" section of the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                               VMM-SEM 8/05 1M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/05

MFS(R) GLOBAL EQUITY SERIES

A path for pursuing opportunity

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) GLOBAL EQUITY SERIES

Objective: Seeks capital appreciation.

TABLE OF CONTENTS
------------------------------------------------

LETTER FROM THE CEO                            1
------------------------------------------------
PORTFOLIO COMPOSITION                          2
------------------------------------------------
EXPENSE TABLE                                  3
------------------------------------------------
PORTFOLIO OF INVESTMENTS                       4
------------------------------------------------
FINANCIAL STATEMENTS                           8
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 13
------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                17
------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION         17
------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                17
------------------------------------------------
CONTACT INFORMATION                   BACK COVER


-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                    103.5%
              Cash & Other Net Assets                    -3.5%

              TOP TEN HOLDINGS

              Reckitt Benckiser PLC                       3.6%
              ------------------------------------------------
              Roche Holding AG                            2.8%
              ------------------------------------------------
              Air Liquide S.A.                            2.5%
              ------------------------------------------------
              American Express Co.                        2.2%
              ------------------------------------------------
              Oracle Corp.                                2.1%
              ------------------------------------------------
              Nestle S.A.                                 2.1%
              ------------------------------------------------
              Sanofi-Aventis                              2.0%
              ------------------------------------------------
              Sandvik AB                                  1.9%
              ------------------------------------------------
              Johnson & Johnson                           1.9%
              ------------------------------------------------
              TOTAL S.A.                                  1.8%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Health Care1                                7.2%
              ------------------------------------------------
              Financial Services                         15.5%
              ------------------------------------------------
              Consumer Staples                           11.5%
              ------------------------------------------------
              Technology                                 10.3%
              ------------------------------------------------
              Leisure                                     9.6%
              ------------------------------------------------
              Retailing                                   8.2%
              ------------------------------------------------
              Utilities & Communications                  6.7%
              ------------------------------------------------
              Basic Materials                             6.1%
              ------------------------------------------------
              Industrial Goods & Services                 5.7%
              ------------------------------------------------
              Energy                                      5.2%
              ------------------------------------------------
              Autos & Housing                             3.4%
              ------------------------------------------------
              Special Products and Services               3.0%
              ------------------------------------------------
              Transportation                              1.1%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              35.9%
              ------------------------------------------------
              Great Britain                              15.6%
              ------------------------------------------------
              France                                     13.4%
              ------------------------------------------------
              Japan                                       9.8%
              ------------------------------------------------
              Switzerland                                 6.8%
              ------------------------------------------------
              Sweden                                      4.4%
              ------------------------------------------------
              Spain                                       3.7%
              ------------------------------------------------
              Canada                                      2.5%
              ------------------------------------------------
              South Korea                                 1.8%
              ------------------------------------------------
              Other                                       6.1%
              ------------------------------------------------

From time to time "cash & other net assets" may be negative due to timing of cash receipts.

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     1/01/05-
Share Class                 Ratio      1/01/05         6/30/05         6/30/05
-------------------------------------------------------------------------------
        Actual              1.15%    $1,000.00        $974.60           $5.63
Initial -----------------------------------------------------------------------
 Class  Hypothetical*       1.15%    $1,000.00      $1,019.09           $5.76
-------------------------------------------------------------------------------
        Actual              1.40%    $1,000.00        $963.20           $6.81
Service -----------------------------------------------------------------------
 Class  Hypothetical*       1.40%    $1,000.00      $1,017.85           $7.00
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/05


The Portfolio of Investments is a complete list of all securities owned by your portfolio.
It is categorized by broad-based asset classes.

Stocks - 103.5%

-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES         $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.7%
-----------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                      38,879     $    571,238
-----------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.9%
-----------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.^                                                           6,100     $    469,186
Toray Industries, Inc.                                                                          34,000          160,655
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    629,841
-----------------------------------------------------------------------------------------------------------------------
Automotive - 2.9%
-----------------------------------------------------------------------------------------------------------------------
Bridgestone Corp.^                                                                              15,000     $    287,037
Harley-Davidson, Inc.                                                                            5,500          272,800
Toyota Motor Corp.                                                                              10,900          389,771
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    949,608
-----------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 10.5%
-----------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                            13,800     $    734,574
Banco Bilbao Vizcaya Argentaria S.A.^                                                           21,950          337,384
Bangkok Bank Public Co. Ltd.                                                                    66,800          173,873
Citigroup, Inc.                                                                                  7,470          345,338
Erste Bank der Oesterreichischen Sparkassen AG                                                   6,740          337,082
OTP Bank Ltd., GDR                                                                               3,740          249,462
Powszechna Kasa Oszczednosci Bank Polski S.A                                                     9,090           73,578
PT Bank Central Asia Tbk                                                                       340,000          125,410
Shinsei Bank Ltd.^                                                                              46,000          246,900
UBS AG                                                                                           7,072          549,617
UniCredito Italiano S.p.A                                                                       50,400          264,896
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  3,438,114
-----------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                           4,400     $    193,556
-----------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.9%
-----------------------------------------------------------------------------------------------------------------------
News Corp., Inc., "B"^                                                                          22,708     $    384,526
Time Warner, Inc.*                                                                               8,300          138,693
Tokyo Broadcasting System, Inc.^                                                                 5,500           90,653
Viacom, Inc., "B"                                                                               15,880          508,478
Walt Disney Co.                                                                                 19,360          487,485
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,609,835
-----------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.5%
-----------------------------------------------------------------------------------------------------------------------
AMVESCAP PLC                                                                                    49,740     $    295,012
Goldman Sachs Group, Inc.                                                                        5,240          534,585
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    829,597
-----------------------------------------------------------------------------------------------------------------------
Business Services - 3.0%
-----------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                            22,900     $    519,143
DST Systems, Inc.*                                                                               9,980          467,064
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    986,207
-----------------------------------------------------------------------------------------------------------------------
Computer Software - 3.8%
-----------------------------------------------------------------------------------------------------------------------
Business Objects S.A.*                                                                           6,070     $    160,095
Oracle Corp.*                                                                                   52,780          696,696
Symantec Corp.*                                                                                 18,810          408,929
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,265,720
-----------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.8%
-----------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                     14,750     $    582,772
-----------------------------------------------------------------------------------------------------------------------
Construction - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                                                       26,000     $    178,371
-----------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 5.7%
-----------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                     8,500     $    430,355
L'Oreal S.A.^                                                                                    2,300          165,021
Procter & Gamble Co.                                                                             1,600           84,400
Reckitt Benckiser PLC                                                                           40,260        1,182,781
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,862,557
-----------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 3.0%
-----------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                                                7,600     $    432,365
Schneider Electric S.A.^                                                                         7,280          546,617
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    978,982
-----------------------------------------------------------------------------------------------------------------------
Electronics - 3.3%
-----------------------------------------------------------------------------------------------------------------------
CANON, Inc.^                                                                                     9,300     $    487,215
Samsung Electronics Co. Ltd.                                                                     1,230          582,765
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,069,980
-----------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.4%
-----------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                    11,660     $    459,161
-----------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 2.9%
-----------------------------------------------------------------------------------------------------------------------
BP PLC                                                                                          33,267     $    345,896
TOTAL S.A.^                                                                                      2,550          596,547
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    942,443
-----------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 4.1%
-----------------------------------------------------------------------------------------------------------------------
Groupe Danone                                                                                    4,640     $    406,405
Nestle S.A.^                                                                                     2,674          682,440
PepsiCo, Inc.                                                                                    5,090          274,504
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,363,349
-----------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.9%
-----------------------------------------------------------------------------------------------------------------------
Hilton Group PLC                                                                               103,800     $    530,173
William Hill Organization Ltd.                                                                  42,580          409,670
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    939,843
-----------------------------------------------------------------------------------------------------------------------
General Merchandise - 1.1%
-----------------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V                                                                  34,800     $    141,086
Wal-Mart Stores, Inc.                                                                            4,700          226,540
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    367,626
-----------------------------------------------------------------------------------------------------------------------
Insurance - 2.5%
-----------------------------------------------------------------------------------------------------------------------
AXA^                                                                                            19,650     $    488,180
QBE Insurance Group Ltd.^                                                                       21,740          264,495
Riunione Adriatica di Sicurta S.p.A.^                                                            3,750           72,706
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    825,381
-----------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                                2,400     $    250,051
-----------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 2.7%
-----------------------------------------------------------------------------------------------------------------------
Atlas Copco AB                                                                                  17,830     $    281,884
Sandvik AB                                                                                      16,730          618,849
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    900,733
-----------------------------------------------------------------------------------------------------------------------
Medical Equipment - 5.9%
-----------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                     4,720     $    254,880
Fisher Scientific International, Inc.*                                                           8,470          549,703
Medtronic, Inc.                                                                                  6,670          345,439
Smith & Nephew PLC                                                                              27,100          266,707
Synthes, Inc.                                                                                      870           95,209
Waters Corp.*                                                                                   11,530          428,570
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,940,508
-----------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                                              45,000     $    168,045
-----------------------------------------------------------------------------------------------------------------------
Oil Services - 0.9%
-----------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                      5,010     $    308,165
-----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.7%
-----------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                  8,000     $    330,549
Chugai Pharmaceutical Co. Ltd.                                                                  11,070          170,907
Eli Lilly & Co.                                                                                  9,400          523,674
Johnson & Johnson                                                                                9,430          612,950
Roche Holding AG                                                                                 7,300          919,344
Sanofi-Aventis^                                                                                  8,030          656,726
Schering AG                                                                                      4,820          294,881
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  3,509,031
-----------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Reed Elsevier N.V                                                                               23,760     $    329,853
-----------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.1%
-----------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                                                    6,227     $    358,987
-----------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 6.1%
-----------------------------------------------------------------------------------------------------------------------
Air Liquide S.A.^                                                                                4,808     $    816,487
Air Products & Chemicals, Inc.                                                                   4,440          267,732
Asahi Glass Co. Ltd.^                                                                           35,000          366,755
BOC Group PLC                                                                                   20,540          368,106
Praxair, Inc.                                                                                    3,880          180,808
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,999,888
-----------------------------------------------------------------------------------------------------------------------
Specialty Stores - 5.2%
-----------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                            32,500     $    233,883
Hennes & Mauritz AB, "B"^                                                                        7,530          264,401
Home Depot, Inc.                                                                                 6,620          257,518
Kingfisher PLC                                                                                  23,604          103,457
NEXT PLC                                                                                        10,700          288,149
TJX Cos., Inc.                                                                                  23,640          575,634
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,723,042
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.1%
-----------------------------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd.*                                               263,000     $    260,584
Vodafone Group PLC                                                                             170,680          414,690
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    675,274
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.4%
-----------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                             9,710     $    185,558
Ericsson, Inc., "B"                                                                             88,050          281,273
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    466,831
-----------------------------------------------------------------------------------------------------------------------
Telephone Services - 2.7%
-----------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                              216,000     $    355,086
Telefonica S.A.^                                                                                32,602          531,767
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    886,853
-----------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.4%
-----------------------------------------------------------------------------------------------------------------------
Iberdrola S.A.^                                                                                 13,330     $    350,145
Veolia Environnement^                                                                            2,680          100,225
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    450,370
-----------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $30,289,757)                                                                $ 34,011,812
-----------------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 17.0%
-----------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                     5,567,106    $  5,567,106
-----------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $35,856,863)                                                           $ 39,578,918
-----------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (20.5)%                                                                     (6,731,147)
-----------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                        $ 32,847,771
-----------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
GDR = Global Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)
This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $5,311,822 of securities on loan
(identified cost, $35,856,863)                                                             $39,578,918
Foreign currency, at value (identified cost, $27,881)                                           27,473
Receivable for investments sold                                                                242,928
Receivable for series shares sold                                                               22,821
Interest and dividends receivable                                                               35,791
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $39,907,931
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to custodian                                                                        $1,409,970
Payable for series shares reacquired                                                            57,015
Collateral for securities loaned, at value*                                                  5,567,106
Payable to affiliates
  Management fee                                                                                   909
  Shareholder servicing costs                                                                       68
  Administrative services fee                                                                       14
Accrued expenses and other liabilities                                                          25,078
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                  $7,060,160
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $32,847,771
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                            $28,051,038
Unrealized appreciation on investments and translation of assets and
liabilities in foreign currencies                                                            3,721,068
Accumulated undistributed net realized gain on investments and
foreign currency transactions                                                                  870,754
Accumulated undistributed net investment income                                                204,911
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $32,847,771
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           2,689,587
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net asset value per share
  (net assets of $32,798,168 / 2,685,542 shares of beneficial interest outstanding)                                    $12.21
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net asset value per share
  (net assets of $49,603 / 4,045 shares of beneficial interest outstanding)                                            $12.26
-----------------------------------------------------------------------------------------------------------------------------

* Non-cash collateral not included.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series received in investment income and paid in expenses.
It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                    $422,533
  Interest                                                                                       28,223
  Foreign taxes withheld                                                                        (50,823)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                              $399,933
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                               $167,386
  Distribution fee                                                                                   19
  Shareholder servicing costs                                                                     5,945
  Administrative services fee                                                                     2,386
  Trustees' compensation                                                                            685
  Custodian fee                                                                                  23,823
  Printing                                                                                       16,917
  Auditing fees                                                                                  21,664
  Legal fees                                                                                        811
  Miscellaneous                                                                                   4,361
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $243,997
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                             (645)
  Reduction of expenses by investment adviser                                                   (50,959)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $192,393
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $207,540
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                    $1,024,382
  Foreign currency transactions                                                                  (1,991)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                          $1,022,391
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                               $(2,077,657)
  Translation of assets and liabilities in foreign currencies                                    (1,415)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                        $(2,079,072)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $(1,056,681)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                                $(849,141)
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                      SIX MONTHS ENDED             YEAR ENDED
                                                                                               6/30/05               12/31/04
                                                                                           (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                         $207,540               $124,329
Net realized gain (loss) on investments and foreign currency transactions                    1,022,391              1,550,364
Net unrealized gain (loss) on investments and foreign currency translation                  (2,079,072)             2,775,451
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $(849,141)            $4,450,144
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                              $(118,876)              $(71,238)
  Service Class                                                                                     (1)                    --

From net realized gain on investments and foreign currency transactions
  Initial Class                                                                               (599,605)                    --
  Service Class                                                                                     (4)                    --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                 $(718,486)              $(71,238)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                         $2,432,641             $9,391,876
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                    $865,014            $13,770,782
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                      31,982,757             18,211,975

At end of period (including accumulated undistributed net investment income of
$204,911 and $116,248, respectively)                                                       $32,847,771            $31,982,757
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned
(or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                    SIX MONTHS                          YEARS ENDED 12/31
                                                       ENDED        -----------------------------------------------------------
                                                      6/30/05          2004         2003         2002         2001         2000
                                                    (UNAUDITED)
Net asset value, beginning of period               $12.80        $10.86         $8.50         $9.69        $10.80        $12.04
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                               $0.08         $0.06         $0.06         $0.05         $0.04         $0.09

Net realized and unrealized gain (loss) on
investments and foreign currency                    (0.41)         1.92          2.30         (1.20)        (1.11)        (0.93)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $(0.33)        $1.98         $2.36        $(1.15)       $(1.07)       $(0.84)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                         $(0.04)       $(0.04)       $(0.00)+++    $(0.04)       $(0.03)       $(0.05)

From net realized gain on investments and
foreign currency transactions                       (0.22)           --            --            --         (0.01)        (0.35)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.26)       $(0.04)       $(0.00)+++    $(0.04)       $(0.04)       $(0.40)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $12.21        $12.80        $10.86         $8.50         $9.69        $10.80
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&**                              (2.54)++      18.28         27.84        (11.89)        (9.95)        (7.09)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                 1.47+         1.56          1.94          2.10          2.22          2.78
Expenses after expense reductions##                  1.15+         1.15          1.15          1.15          1.16          1.19
Net investment income                                1.24+         0.53          0.63          0.54          0.44          0.78
Portfolio turnover                                     20            40            48           148            71           101
Net assets at end of period (000 Omitted)         $32,798       $31,983       $18,212        $7,364        $5,623        $4,669
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                   SIX MONTHS                    YEARS ENDED 12/31                     PERIOD
                                                      ENDED        ----------------------------------------------      ENDED
                                                     6/30/05          2004         2003         2002         2001    12/31/00*
                                                   (UNAUDITED)
Net asset value, beginning of period             $13.00        $10.99         $8.57         $9.72        $10.79        $11.69
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                             $0.17         $0.11         $0.13         $0.01         $0.06         $0.05

Net realized and unrealized gain (loss) on
investments and foreign currency                  (0.65)         1.90          2.29         (1.14)        (1.11)        (0.75)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $(0.48)        $2.01         $2.42        $(1.13)       $(1.05)       $(0.70)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                       $(0.04)          $--           $--        $(0.02)       $(0.01)       $(0.04)

From net realized gain on investments and
foreign currency transactions                     (0.22)           --            --            --         (0.01)        (0.06)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders     $(0.26)          $--           $--        $(0.02)       $(0.02)       $(0.10)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $12.26        $13.00        $10.99         $8.57         $9.72        $10.79
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&**                            (3.68)++      18.29         28.24        (11.65)        (9.76)        (6.03)++
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##               1.73+         0.60###       1.44###       2.35          2.42          2.96+
Expenses after expense reductions##                1.40+         0.19###       0.65###       1.40          1.36          1.37+
Net investment income                              1.33+         0.81          1.41          0.15          0.59          0.75+
Portfolio turnover                                   20            40            48           148            71           101
Net assets at end of period                     $49,603           $27           $22          $148          $168          $187
-----------------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of the Service Class shares, May 1, 2000, through December 31, 2000.
 ** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### Expense ratio is not in correlation with the contractual fee arrangement due to the small size of Service Class assets.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

SEE NOTES TO FINANCIAL STATEMENTS


NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Global Equity Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2005, there were 13 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2005, the value of securities loaned was $5,311,822. These loans were collateralized by cash of $5,567,106 and non-cash U.S. Treasury obligations of $15,402.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the six months ended June 30, 2005, the series' custodian fees were reduced by $492 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the six months ended June 30, 2005, the series' miscellaneous expenses were reduced by $153 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions and wash sales.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:

                                              12/31/04    12/31/03

              Distributions declared from
                ordinary income                $71,238      $5,842

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income               $117,885
              Undistributed long-term capital gain         598,621
              Unrealized appreciation (depreciation)     5,649,608
              Other temporary differences                   (1,754)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 1.00% of the series' average daily net assets.

The investment adviser has contractually agreed to pay a portion of the series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the series' average daily net assets. This is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until April 30, 2006, unless the series' Board of Trustees consents to an earlier revision or termination of this agreement.

DISTRIBUTOR - MFS Fund Distributions, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2005, the fee was $5,828, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2005, these costs amounted to $98.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

The administrative services fee incurred for the six months ended June 30, 2005 was equivalent to an annual effective rate of 0.01429% of the series' average daily net assets.

TRUSTEES COMPENSATION - The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $77, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $10,659,065 and $6,361,105, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                           $36,007,395
              ----------------------------------------------------
              Gross unrealized appreciation             $4,182,840
              Gross unrealized depreciation               (611,317)
              ----------------------------------------------------
              Net unrealized appreciation               $3,571,523
              ----------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                 Six months ended 6/30/05          Year ended 12/31/04
                                                                  SHARES         AMOUNT          SHARES          AMOUNT
INITIAL CLASS SHARES
Shares sold                                                        462,144       $5,821,343      1,043,575      $11,951,565
Shares issued to shareholders in reinvestment of
distributions                                                       59,625          718,481          6,372           71,238
Shares reacquired                                                 (334,626)      (4,153,951)      (228,069)      (2,630,927)
----------------------------------------------------------------------------------------------------------------------------
Net change                                                         187,143       $2,385,873        821,878       $9,391,876

SERVICE CLASS SHARES*
Shares sold                                                         25,855         $322,022             --              $--
Shares issued to shareholders in reinvestment of
distributions                                                         1**                 5             --               --
Shares reacquired                                                  (21,811)        (275,259)            --               --
----------------------------------------------------------------------------------------------------------------------------
Net change                                                           4,045          $46,768             --              $--

 * For the year ended December 31, 2004, the series had no Service Class share activity.
** Shares are rounded for presentation purposes.

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2005 was $123, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2005.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 6/30/05

At the special meeting of shareholders of MFS Global Equity Series, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                 NUMBER OF DOLLARS
                                    -------------------------------------------
NOMINEE                                 AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.              $6,200,001,830.46         $242,746,643.71
-------------------------------------------------------------------------------
David H. Gunning                     6,212,408,301.43          230,340,172.74
-------------------------------------------------------------------------------
William R. Gutow                     6,208,366,487.51          234,381,986.66
-------------------------------------------------------------------------------
Michael Hegarty                      6,209,214,813.88          233,533,660.29
-------------------------------------------------------------------------------
J. Atwood Ives                       6,201,517,772.03          241,230,702.14
-------------------------------------------------------------------------------
Amy B. Lane                          6,207,755,652.53          234,992,821.64
-------------------------------------------------------------------------------
Robert J. Manning                    6,210,847,081.29          231,901,392.88
-------------------------------------------------------------------------------
Lawrence T. Perera                   6,203,775,282.60          238,973,191.57
-------------------------------------------------------------------------------
Robert C. Pozen                      6,211,789,121.63          230,959,352.54
-------------------------------------------------------------------------------
J. Dale Sherratt                     6,202,492,597.10          240,255,877.07
-------------------------------------------------------------------------------
Laurie J. Thomsen                    6,205,475,472.40          237,273,001.77
-------------------------------------------------------------------------------

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS will be available on or before November 23, 2005 by clicking on "Variable Insurance Trust" in the "Products and Performance" section of the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VGE-SEM 8/05 52M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/05

MFS(R) VALUE SERIES

A path for pursuing opportunity

[graphic omitted]

                                                        M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

MFS(R) VALUE SERIES

Objective: Seeks capital appreciation and reasonable income.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               8
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     13
----------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                    17
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             17
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    17
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     98.7%
              Cash & Other Net Assets                     1.3%

              TOP TEN HOLDINGS

              Bank of America Corp.                       3.8%
              ------------------------------------------------
              Citigroup, Inc.                             3.4%
              ------------------------------------------------
              Altria Group, Inc.                          3.1%
              ------------------------------------------------
              ConocoPhillips                              2.9%
              ------------------------------------------------
              Sprint Corp.                                2.7%
              ------------------------------------------------
              Goldman Sachs Group, Inc.                   2.6%
              ------------------------------------------------
              MetLife, Inc.                               2.6%
              ------------------------------------------------
              Allstate Corp.                              2.4%
              ------------------------------------------------
              Dominion Resources, Inc.                    2.2%
              ------------------------------------------------
              TOTAL S.A.                                  2.2%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         28.6%
              ------------------------------------------------
              Energy                                     12.3%
              ------------------------------------------------
              Utilities & Communications                 10.4%
              ------------------------------------------------
              Consumer Staples                            9.9%
              ------------------------------------------------
              Industrial Goods & Services                 9.9%
              ------------------------------------------------
              Basic Materials                             7.8%
              ------------------------------------------------
              Health Care                                 6.9%
              ------------------------------------------------
              Leisure                                     4.4%
              ------------------------------------------------
              Retailing                                   2.7%
              ------------------------------------------------
              Technology                                  1.8%
              ------------------------------------------------
              Special Products & Services                 1.5%
              ------------------------------------------------
              Autos & Housing                             1.4%
              ------------------------------------------------
              Transportation                              1.1%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     1/01/05-
Share Class                 Ratio      1/01/05         6/30/05         6/30/05
-------------------------------------------------------------------------------
        Actual              0.90%     $1,000.00        $1,012.90         $4.49
Initial -----------------------------------------------------------------------
 Class  Hypothetical*       0.90%     $1,000.00        $1,020.33         $4.51
-------------------------------------------------------------------------------
        Actual              1.15%     $1,000.00        $1,011.60         $5.74
Service -----------------------------------------------------------------------
 Class  Hypothetical*       1.15%     $1,000.00        $1,019.09         $5.76
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/05

The Portfolio of Investments is a complete list of all securities owned by your portfolio.
It is categorized by broad-based asset classes.

Stocks - 98.7%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Aerospace - 4.9%
-----------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                           48,760     $  3,163,061
Northrop Grumman Corp.*                                                                         49,400        2,729,350
United Technologies Corp.                                                                       41,540        2,133,079
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  8,025,490
-----------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                      55,020     $    808,393
-----------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 16.0%
-----------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                            30,947     $  1,647,309
Bank of America Corp.                                                                          139,748        6,373,906
Citigroup, Inc.                                                                                123,130        5,692,300
Fannie Mae                                                                                      50,064        2,923,738
Freddie Mac                                                                                     13,840          902,783
J.P. Morgan Chase & Co.                                                                         17,025          601,323
MBNA Corp.                                                                                      34,150          893,364
PNC Financial Services Group, Inc.                                                              39,080        2,128,297
SunTrust Banks, Inc.                                                                            50,353        3,637,501
Wells Fargo & Co.                                                                               24,530        1,510,557
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 26,311,078
-----------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.1%
-----------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                              35,220     $    588,525
Viacom, Inc., "B"                                                                               62,669        2,006,661
Walt Disney Co.                                                                                 29,870          752,127
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  3,347,313
-----------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 5.3%
-----------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                         9,240     $    711,295
Goldman Sachs Group, Inc.                                                                       42,822        4,368,700
Lehman Brothers Holdings, Inc.                                                                  10,070          999,750
Mellon Financial Corp.                                                                          49,821        1,429,364
Merrill Lynch & Co., Inc.                                                                       21,895        1,204,444
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  8,713,553
-----------------------------------------------------------------------------------------------------------------------
Business Services - 1.5%
-----------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                           108,920     $  2,469,216
-----------------------------------------------------------------------------------------------------------------------
Chemicals - 4.6%
-----------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                35,300     $  1,571,909
E.I. du Pont de Nemours & Co.                                                                   40,740        1,752,227
Nalco Holding Co.*                                                                              22,730          446,190
PPG Industries, Inc.                                                                            38,756        2,432,327
Syngenta AG                                                                                     13,494        1,380,255
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  7,582,908
-----------------------------------------------------------------------------------------------------------------------
Computer Software - 0.9%
-----------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                   46,840     $    618,288
Symantec Corp.*                                                                                 38,570          838,512
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,456,800
-----------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                             24,350     $    572,469
International Business Machines Corp.                                                            3,400          252,280
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    824,749
-----------------------------------------------------------------------------------------------------------------------
Construction - 1.4%
-----------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                     72,400     $  2,299,424
-----------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.4%
-----------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                            36,248     $  2,268,762
-----------------------------------------------------------------------------------------------------------------------
Containers - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                                  35,900     $    365,103
-----------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.9%
-----------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                     15,880     $  1,014,732
Emerson Electric Co.                                                                            20,580        1,288,925
Tyco International Ltd.*                                                                        12,140          354,488
W.W. Grainger, Inc.                                                                              9,040          495,302
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  3,153,447
-----------------------------------------------------------------------------------------------------------------------
Electronics - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                            18,860     $    703,667
-----------------------------------------------------------------------------------------------------------------------
Energy - Independent - 3.1%
-----------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                              19,210     $    973,563
EOG Resources, Inc.                                                                             23,720        1,347,296
Unocal Corp.                                                                                    43,273        2,814,909
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  5,135,768
-----------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 8.5%
-----------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                     34,611     $  2,159,034
ConocoPhillips                                                                                  82,770        4,758,447
Exxon Mobil Corp.                                                                               58,228        3,346,363
TOTAL S.A., ADR                                                                                 31,151        3,639,994
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 13,903,838
-----------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 4.9%
-----------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                                      70,914     $  1,516,141
H.J. Heinz Co.                                                                                  35,100        1,243,242
Kellogg Co.                                                                                     56,020        2,489,529
Nestle S.A                                                                                       3,200          816,682
PepsiCo, Inc.                                                                                   19,068        1,028,337
Sara Lee Corp.                                                                                  47,450          939,985
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  8,033,916
-----------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.2%
-----------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                    9,770     $    316,255
International Paper Co.                                                                         56,499        1,706,835
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  2,023,090
-----------------------------------------------------------------------------------------------------------------------
Insurance - 7.3%
-----------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                     24,430     $  1,057,330
Allstate Corp.                                                                                  66,885        3,996,379
Chubb Corp.                                                                                     10,515          900,189
Hartford Financial Services Group, Inc.                                                         21,453        1,604,255
MetLife, Inc.                                                                                   96,503        4,336,845
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 11,894,998
-----------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                    32,930     $    684,615
-----------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 3.1%
-----------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                     45,149     $  2,956,808
Finning International, Inc.                                                                      6,230          183,504
Illinois Tool Works, Inc.                                                                       18,160        1,446,989
Sandvik AB                                                                                      12,440          460,160
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  5,047,461
-----------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                      24,180     $    897,078
-----------------------------------------------------------------------------------------------------------------------
Oil Services - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                     19,387     $  1,192,494
-----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.3%
-----------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                             41,770     $  2,047,148
Eli Lilly & Co.                                                                                  4,650          259,052
Johnson & Johnson                                                                               43,740        2,843,100
Merck & Co., Inc.                                                                               68,960        2,123,968
Novartis AG                                                                                     10,390          492,820
Pfizer, Inc.                                                                                    14,379          396,573
Roche Holding AG                                                                                 5,340          672,506
Wyeth                                                                                           34,840        1,550,380
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 10,385,547
-----------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                              138,768     $  1,324,724
Tribune Co.                                                                                     24,840          873,871
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  2,198,595
-----------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.9%
-----------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                              31,870     $  1,500,440
-----------------------------------------------------------------------------------------------------------------------
Restaurants - 0.6%
-----------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                34,190     $    948,773
-----------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.8%
-----------------------------------------------------------------------------------------------------------------------
Air Liquide S.A                                                                                  2,360     $    400,772
Air Products & Chemicals, Inc.                                                                  33,396        2,013,779
Praxair, Inc.                                                                                   11,256          524,530
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  2,939,081
-----------------------------------------------------------------------------------------------------------------------
Specialty Stores - 2.7%
-----------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                       96,790     $  1,911,603
Lowe's Cos., Inc.                                                                               18,340        1,067,755
TJX Cos., Inc.                                                                                  57,060        1,389,411
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  4,368,769
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                             870,100     $  2,114,023
-----------------------------------------------------------------------------------------------------------------------
Telephone Services - 4.3%
-----------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                   176,200     $  4,420,858
Verizon Communications, Inc.                                                                    76,020        2,626,491
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  7,047,349
-----------------------------------------------------------------------------------------------------------------------
Tobacco - 3.1%
-----------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                              79,111     $  5,115,317
-----------------------------------------------------------------------------------------------------------------------
Trucking - 0.2%
-----------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                        7,520     $    337,648
-----------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.8%
-----------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                        50,270     $  3,689,315
Entergy Corp.                                                                                    9,700          732,835
Exelon Corp.                                                                                    11,410          585,675
FPL Group, Inc.                                                                                  7,390          310,823
PPL Corp.                                                                                       15,110          897,232
Public Service Enterprise Group, Inc.                                                           12,590          765,724
TXU Corp.                                                                                       10,370          861,643
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  7,843,247
-----------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $148,202,679)                                                               $161,941,950
-----------------------------------------------------------------------------------------------------------------------
Short-Term Obligation - 3.2%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 3.4%, due 7/01/05, at Amortized Cost and Value<                    $ 5,211,000     $  5,211,000
-----------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $153,413,679)(+)                                                       $167,152,950
-----------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (1.9)%                                                                      (3,099,191)
-----------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                        $164,053,759
-----------------------------------------------------------------------------------------------------------------------
(+) As of June 30, 2005, the fund had nine securities representing $8,470,335 and 5.2% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
  * Non-income producing security.
  < The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in the Portfolio of Investments and is defined:

ADR = American Depository Receipts

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $153,413,679)                                    $167,152,950
Cash                                                                                              833
Receivable for investments sold                                                               186,425
Receivable for series shares sold                                                             460,228
Interest and dividends receivable                                                             275,423
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $168,075,859
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to investment adviser                                                                 $10,338
Payable for investments purchased                                                           2,187,442
Payable for series shares reacquired                                                        1,771,833
Payable to affiliates
  Management fee                                                                                3,430
  Shareholder servicing costs                                                                     300
  Distribution fees                                                                               377
Accrued expenses and other liabilities                                                         48,380
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                  $4,022,100
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $164,053,759
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $146,971,745
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies                                                          13,738,113
Accumulated undistributed net realized gain (loss) on investments and foreign
currency transactions                                                                       2,370,954
Accumulated undistributed net investment income                                               972,947
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $164,053,759
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          13,817,709
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net asset value per share
  (net assets of $111,305,374 / 9,360,498 shares of beneficial interest outstanding)                                   $11.89
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net asset value per share
  (net assets of $52,748,385 / 4,457,211 shares of beneficial interest outstanding)                                    $11.83
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

FOR SIX MONTHS ENDED 6/30/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                  $1,629,126
  Interest                                                                                       51,142
  Foreign taxes withheld                                                                        (26,861)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $1,653,407
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                               $521,348
  Distribution fees                                                                              54,812
  Shareholder servicing costs                                                                    24,753
  Administrative services fee                                                                     9,895
  Trustees' compensation                                                                          2,728
  Custodian fee                                                                                  33,820
  Printing                                                                                       12,838
  Postage                                                                                         5,947
  Auditing fees                                                                                  22,798
  Legal fees                                                                                      2,564
  Shareholder solicitation expenses                                                               2,830
  Miscellaneous                                                                                   5,032
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $699,365
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                           (2,818)
  Reduction of expenses by investment adviser                                                   (17,139)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $679,408
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $973,999
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                    $2,461,042
  Foreign currency transactions                                                                  (3,469)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                          $2,457,573
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                               $(1,663,026)
  Translation of assets and liabilities in foreign currencies                                    (2,329)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                        $(1,665,355)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                          $792,218
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                               $1,766,217
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED
                                                                                              6/30/05              YEAR ENDED
                                                                                          (UNAUDITED)                12/31/04

CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                        $973,999              $1,122,193
Net realized gain (loss) on investments and foreign currency transactions                   2,457,573               3,569,990
Net unrealized gain (loss) on investments and foreign currency translation                 (1,665,355)              8,830,035
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $1,766,217             $13,522,218
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                             $(788,364)              $(265,442)
  Service Class                                                                              (330,322)                (99,483)
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                            (2,348,350)               (787,507)
  Service Class                                                                            (1,171,569)               (361,842)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(4,638,605)            $(1,514,274)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                       $47,721,968             $52,078,381
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                $44,849,580             $64,086,325
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    119,204,179              55,117,854
At end of period (including accumulated undistributed net investment income of
$972,947 and $1,117,634, respectively)                                                   $164,053,759            $119,204,179
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                                        SIX MONTHS                YEARS ENDED 12/31
                                                                          ENDED         --------------------------------------
                                                                         6/30/05            2004           2003          2002*
                                                                       (UNAUDITED)

Net asset value, beginning of period                                       $12.13          $10.76         $8.63        $10.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------
Net investment income                                                       $0.09           $0.16         $0.14         $0.16
Net realized and unrealized gain (loss) on investments and foreign
currency                                                                     0.06            1.44          2.01         (1.53)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $0.15           $1.60         $2.15        $(1.37)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                 $(0.10)         $(0.06)       $(0.02)          $--
From net realized gain on investments and foreign currency
transactions                                                                (0.29)          (0.17)           --            --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                               $(0.39)         $(0.23)       $(0.02)          $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $11.89          $12.13        $10.76         $8.63
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)***(+)&                                                      1.29++         15.18         24.96        (13.70)++
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                         0.92+           0.93          1.18          2.94+
Expenses after expense reductions##                                          0.90+           0.90          0.90          0.90+
Net investment income                                                        1.48+           1.44          1.45          1.89+
Portfolio turnover                                                              8              34            48           102
Net assets at end of period (000 Omitted)                                $111,305         $83,704       $36,981        $5,497
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                        SIX MONTHS                YEARS ENDED 12/31
                                                                           ENDED        --------------------------------------
                                                                          6/30/05           2004           2003          2002*
                                                                        (UNAUDITED)

Net asset value, beginning of period                                       $12.07          $10.73         $8.62        $10.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                       $0.07           $0.13         $0.11         $0.12
Net realized and unrealized gain (loss) on investments and foreign
currency                                                                     0.06            1.43          2.02         (1.50)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $0.13           $1.56         $2.13        $(1.38)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                 $(0.08)         $(0.05)       $(0.02)          $--
From net realized gain on investments and foreign currency
transactions                                                                (0.29)          (0.17)           --            --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                               $(0.37)         $(0.22)       $(0.02)          $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $11.83          $12.07        $10.73         $8.62
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)***(+)&                                                      1.16++         14.82         24.71        (13.80)++
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                         1.17+           1.18          1.43          3.19+
Expenses after expense reductions##                                          1.15+           1.15          1.15          1.15+
Net investment income                                                        1.24+           1.19          1.22          1.44+
Portfolio turnover                                                              8              34            48           102
Net assets at end of period (000 Omitted)                                 $52,748         $35,500       $18,137        $3,735
-----------------------------------------------------------------------------------------------------------------------------

  *  For the period from the commencement of the series' investment operations, January 2, 2002, through
     December 31, 2002.
  +  Annualized.
 ++  Not annualized.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
***  Certain expenses have been reduced without which performance would have been lower.
(+)  The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  &  From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Value Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2005, there were 32 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the six months ended June 30, 2005, the series' custodian fees were reduced by $2,066 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the six months ended June 30, 2005, the series' miscellaneous expenses were reduced by $752 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions and wash sales.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:

                                                      12/31/04        12/31/03
Distributions declared from:
  Ordinary income                                   $1,451,246         $34,772
  Long-term capital gain                                63,028              --
--------------------------------------------------------------------------------
Total distributions declared                        $1,514,274         $34,772

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

         Undistributed ordinary income             $2,474,519
         Undistributed long-term capital gain       2,161,978
         Unrealized appreciation (depreciation)    15,317,905

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

The investment adviser has contractually agreed to pay a portion of the series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the series' average daily net assets. This is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until April 30, 2006, unless the series' Board of Trustees consents to an earlier revision or termination of this agreement.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFSC, a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2005, the fee was $24,284, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2005, these costs amounted to $418.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

The administrative services fee incurred for the six months ended June 30, 2005 was equivalent to an annual effective rate of 0.0143% of the series' average daily net assets.

TRUSTEES' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $320, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $56,474,095 and $11,245,228, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

        Aggregate cost                              $153,499,242
        --------------------------------------------------------
        Gross unrealized appreciation                $16,971,422
        Gross unrealized depreciation                 (3,317,714)
        --------------------------------------------------------
        Net unrealized appreciation (depreciation)   $13,653,708

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                    Six months ended 6/30/05          Year ended 12/31/04
                                                                    SHARES          AMOUNT          SHARES          AMOUNT

INITIAL CLASS SHARES

Shares sold                                                         2,401,032      $28,900,377      3,837,329      $42,453,479
Shares issued to shareholders in reinvestment
of distributions                                                      272,522        3,136,714         98,131        1,052,949
Shares reacquired                                                    (212,824)      (2,556,917)      (471,759)      (5,232,453)
------------------------------------------------------------------------------------------------------------------------------
Net change                                                          2,460,730      $29,480,174      3,463,701      $38,273,975

SERVICE CLASS SHARES

Shares sold                                                         1,698,083      $20,446,823      1,539,908      $16,986,012
Shares issued to shareholders in reinvestment
of distributions                                                      131,055        1,501,891         43,155          461,325
Shares reacquired                                                    (312,108)      (3,706,920)      (333,474)      (3,642,931)
------------------------------------------------------------------------------------------------------------------------------
Net change                                                          1,517,030      $18,241,794      1,249,589      $13,804,406

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2005 was $545, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2005.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 6/30/05

At a special meeting of shareholders of MFS Value Series, which was held on March 23, 2005, the following action was taken:

ITEM 1. To elect a Board of Trustees:

                                                NUMBER OF DOLLARS
                                  --------------------------------------------
NOMINEE                                AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.             $6,200,001,830.46         $242,746,643.71
------------------------------------------------------------------------------
David H. Gunning                    6,212,408,301.43          230,340,172.74
------------------------------------------------------------------------------
William R. Gutow                    6,208,366,487.51          234,381,986.66
------------------------------------------------------------------------------
Michael Hegarty                     6,209,214,813.88          233,533,660.29
------------------------------------------------------------------------------
J. Atwood Ives                      6,201,517,772.03          241,230,702.14
------------------------------------------------------------------------------
Amy B. Lane                         6,207,755,652.53          234,992,821.64
------------------------------------------------------------------------------
Robert J. Manning                   6,210,847,081.29          231,901,392.88
------------------------------------------------------------------------------
Lawrence T. Perera                  6,203,775,282.60          238,973,191.57
------------------------------------------------------------------------------
Robert C. Pozen                     6,211,789,121.63          230,959,352.54
------------------------------------------------------------------------------
J. Dale Sherratt                    6,202,492,597.10          240,255,877.07
------------------------------------------------------------------------------
Laurie J. Thomsen                   6,205,475,472.40          237,273,001.77
------------------------------------------------------------------------------

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS will be available on or before November 23, 2005 by clicking on "Variable Insurance Trust" in the "Products and Performance" section of the MFS website (MFS.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                               VLU-SEM 8/05 3M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/05

MFS(R) EMERGING GROWTH SERIES

A path for pursuing opportunity

[graphic omitted]

                                                        M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

MFS(R) EMERGING GROWTH SERIES

Objective: Seeks long-term growth of capital.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               9
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     14
----------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                    18
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             18
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    18
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     97.0%
              Cash & Other Net Assets                     2.8%
              Preferred Stocks                            0.2%

              TOP TEN HOLDINGS

              American Tower Corp.                        2.3%
              ------------------------------------------------
              Getty Images, Inc.                          2.3%
              ------------------------------------------------
              Cytyc Corp.                                 2.2%
              ------------------------------------------------
              Google, Inc.                                2.1%
              ------------------------------------------------
              Legg Mason, Inc.                            2.0%
              ------------------------------------------------
              Dell, Inc.                                  1.8%
              ------------------------------------------------
              Electronic Arts, Inc.                       1.7%
              ------------------------------------------------
              Allergan, Inc.                              1.6%
              ------------------------------------------------
              Yahoo!, Inc.                                1.6%
              ------------------------------------------------
              Sprint Corp.                                1.6%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 26.8%
              ------------------------------------------------
              Health Care                                23.5%
              ------------------------------------------------
              Leisure                                     8.9%
              ------------------------------------------------
              Special Products & Services                 7.4%
              ------------------------------------------------
              Retailing                                   7.4%
              ------------------------------------------------
              Financial Services                          6.9%
              ------------------------------------------------
              Utilities & Communications                  5.2%
              ------------------------------------------------
              Energy                                      3.9%
              ------------------------------------------------
              Consumer Staples                            2.7%
              ------------------------------------------------
              Autos & Housing                             1.6%
              ------------------------------------------------
              Industrial Goods & Services                 1.7%
              ------------------------------------------------
              Basic Materials                             1.0%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     1/01/05-
Share Class                 Ratio      1/01/05         6/30/05         6/30/05
-------------------------------------------------------------------------------
        Actual              0.86%    $1,000.00          $984.00         $4.23
Initial -----------------------------------------------------------------------
 Class  Hypothetical*       0.86%    $1,000.00        $1,020.53         $4.31
-------------------------------------------------------------------------------
        Actual              1.11%    $1,000.00           982.70         $5.46
Service -----------------------------------------------------------------------
 Class  Hypothetical*       1.11%    $1,000.00        $1,019.29         $5.56
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 97.0%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%
-----------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                                            39,300     $  3,836,859
-----------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR^                                                         13,114     $    333,882
Diageo PLC                                                                                     125,530        1,844,375
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  2,178,257
-----------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.9%
-----------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co.*^                                                                       34,070     $  1,682,717
Nike, Inc., "B"                                                                                 55,930        4,843,538
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  6,526,255
-----------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 2.0%
-----------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                           137,390     $  7,313,270
SLM Corp.                                                                                      155,590        7,903,972
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 15,217,242
-----------------------------------------------------------------------------------------------------------------------
Biotechnology - 5.8%
-----------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                   146,930     $  8,883,388
Gen-Probe, Inc.*                                                                                58,310        2,112,571
Genzyme Corp.*                                                                                 191,840       11,527,666
Gilead Sciences, Inc.*                                                                         220,670        9,707,273
ImClone Systems, Inc.*^                                                                         92,470        2,863,796
MedImmune, Inc.*                                                                               237,030        6,333,442
Neurochem, Inc.*                                                                                36,620          368,031
Neurocrine Biosciences, Inc.*^                                                                  81,230        3,416,534
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 45,212,701
-----------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.5%
-----------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                       131,840     $  8,185,945
NTL, Inc.*                                                                                      65,640        4,491,089
Telewest Global, Inc.*                                                                         207,810        4,733,912
Univision Communications, Inc., "A"*^                                                           74,120        2,042,006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 19,452,952
-----------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 4.9%
-----------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.^                                                     36,260     $ 10,714,830
Goldman Sachs Group, Inc.                                                                       60,330        6,154,867
Legg Mason, Inc.                                                                               146,620       15,264,608
Lehman Brothers Holdings, Inc.                                                                  59,820        5,938,930
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 38,073,235
-----------------------------------------------------------------------------------------------------------------------
Business Services - 5.4%
-----------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*^                                                                  170,180     $  6,902,501
Corporate Executive Board Co.^                                                                  52,330        4,099,009
DST Systems, Inc.*                                                                             192,730        9,019,764
Getty Images, Inc.*^                                                                           235,790       17,509,765
Hewitt Associates, Inc., "A"*^                                                                 164,310        4,355,858
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 41,886,897
-----------------------------------------------------------------------------------------------------------------------
Chemicals - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                    61,040     $  3,837,585
Nalco Holding Co.*                                                                             120,580        2,366,985
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  6,204,570
-----------------------------------------------------------------------------------------------------------------------
Computer Software - 6.5%
-----------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                   436,080     $ 11,525,594
Kronos, Inc.*                                                                                   35,090        1,417,285
Mercury Interactive Corp.*                                                                     211,380        8,108,537
MicroStrategy, Inc., "A"*^                                                                      39,680        2,104,627
Oracle Corp.*                                                                                  888,520       11,728,464
Symantec Corp.*                                                                                244,670        5,319,126
VERITAS Software Corp.*                                                                        420,654       10,263,958
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 50,467,591
-----------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.9%
-----------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                    362,770     $ 14,333,043
Infosys Technologies Ltd., ADR                                                                  63,390        4,910,823
LG.Philips LCD Co. Ltd., ADR*^                                                                 128,430        2,935,910
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 22,179,776
-----------------------------------------------------------------------------------------------------------------------
Construction - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                    103,210     $  3,277,950
-----------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.8%
-----------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*^                                                                       62,030     $  4,851,986
Avon Products, Inc.                                                                             71,970        2,724,064
Career Education Corp.*^                                                                       190,500        6,974,205
Gillette Co.                                                                                    77,650        3,931,419
Strayer Education, Inc.                                                                         35,860        3,093,284
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 21,574,958
-----------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                        103,480     $  3,021,616
-----------------------------------------------------------------------------------------------------------------------
Electronics - 6.8%
-----------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                           241,670     $  9,016,708
AU Optronics Corp., ADR^                                                                       183,000        3,100,020
FormFactor, Inc.*^                                                                              90,870        2,400,785
KLA-Tencor Corp.                                                                               102,200        4,466,140
Marvell Technology Group Ltd.*                                                                 158,040        6,011,842
PMC-Sierra, Inc.*^                                                                             351,530        3,279,775
Samsung Electronics Co. Ltd., GDR                                                               36,110        8,639,318
Silicon Laboratories, Inc.*^                                                                   136,910        3,588,411
Texas Instruments, Inc.                                                                        112,290        3,151,980
Xilinx, Inc.                                                                                   362,310        9,238,905
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 52,893,884
-----------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.6%
-----------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                      200,160     $  5,818,651
Walgreen Co.                                                                                   149,040        6,854,350
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 12,673,001
-----------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.5%
-----------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC                                                                          361,970     $  3,445,349
PepsiCo, Inc.^                                                                                 146,830        7,918,542
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 11,363,891
-----------------------------------------------------------------------------------------------------------------------
Furniture & Appliances - 1.2%
-----------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                                           90,930     $  7,398,065
Tempur-Pedic International, Inc.*                                                               97,800        2,169,204
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  9,567,269
-----------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.4%
-----------------------------------------------------------------------------------------------------------------------
Carnival Corp.^                                                                                185,090     $ 10,096,660
Four Seasons Hotels, Inc.^                                                                      43,600        2,881,960
Hilton Group PLC                                                                               152,480          778,813
Hilton Hotels Corp.                                                                             80,700        1,924,695
WMS Industries, Inc.*^                                                                          84,490        2,851,538
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 18,533,666
-----------------------------------------------------------------------------------------------------------------------
General Merchandise - 3.9%
-----------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                     244,450     $  6,380,145
Kohl's Corp.*                                                                                  202,390       11,315,625
Target Corp.                                                                                   172,710        9,397,151
Wal-Mart de Mexico S.A. de C.V                                                                 813,160        3,296,717
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 30,389,638
-----------------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.9%
-----------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.*                                                                                95,070     $  6,620,675
-----------------------------------------------------------------------------------------------------------------------
Internet - 4.0%
-----------------------------------------------------------------------------------------------------------------------
eBay, Inc.*^                                                                                    73,380     $  2,422,274
Google, Inc., "A"*                                                                              54,580       16,054,707
Yahoo!, Inc.*                                                                                  358,220       12,412,323
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 30,889,304
-----------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 2.2%
-----------------------------------------------------------------------------------------------------------------------
Activision, Inc.*                                                                              213,020     $  3,519,091
Electronic Arts, Inc.*                                                                         227,130       12,857,829
Marvel Enterprises, Inc.^                                                                       37,650          742,458
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 17,119,378
-----------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.^                                                                      77,260     $  6,156,077
-----------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                                                103,670     $  3,917,689
HCA, Inc.                                                                                      107,940        6,116,960
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 10,034,649
-----------------------------------------------------------------------------------------------------------------------
Medical Equipment - 7.9%
-----------------------------------------------------------------------------------------------------------------------
Alcon, Inc.^                                                                                    68,000     $  7,435,800
Cytyc Corp.*                                                                                   765,740       16,892,224
DENTSPLY International, Inc.                                                                    90,350        4,878,900
Fisher Scientific International, Inc.*                                                         150,764        9,784,584
Millipore Corp.*                                                                               124,700        7,074,231
St. Jude Medical, Inc.*                                                                        158,860        6,927,885
Synthes, Inc.                                                                                   20,080        2,197,462
Waters Corp.*                                                                                  154,520        5,743,508
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 60,934,594
-----------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                 61,640     $  1,804,819
-----------------------------------------------------------------------------------------------------------------------
Oil Services - 3.9%
-----------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                185,480     $  9,733,990
GlobalSantaFe Corp.                                                                            241,180        9,840,144
Halliburton Co.                                                                                 91,240        4,363,097
Smith International, Inc.^                                                                     101,050        6,436,885
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 30,374,116
-----------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.4%
-----------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                     862,100     $ 11,819,391
Network Appliance, Inc.*                                                                       250,020        7,068,065
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 18,887,456
-----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.6%
-----------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                 148,060     $ 12,620,634
Eli Lilly & Co.                                                                                 56,870        3,168,228
Endo Pharmaceuticals Holdings, Inc.*                                                           137,610        3,616,391
Johnson & Johnson                                                                              131,130        8,523,450
Medicis Pharmaceutical Corp., "A"^                                                             336,870       10,688,885
Roche Holding AG                                                                                76,010        9,572,508
Teva Pharmaceutical Industries Ltd., ADR^                                                      179,630        5,593,678
Wyeth                                                                                          106,930        4,758,385
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 58,542,159
-----------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc.,"B"*^                                                                112,480     $  1,455,491
Washington Post Co., "B"                                                                         3,750        3,131,363
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  4,586,854
-----------------------------------------------------------------------------------------------------------------------
Restaurants - 1.2%
-----------------------------------------------------------------------------------------------------------------------
Brinker International, Inc.*                                                                    75,380     $  3,018,969
Cheesecake Factory, Inc.*^                                                                      66,460        2,308,156
Outback Steakhouse, Inc.^                                                                       85,550        3,870,282
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  9,197,407
-----------------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.*                                                                       143,630     $  6,000,861
Urban Outfitters, Inc.*^                                                                        33,200        1,882,108
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  7,882,969
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.7%
-----------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR, "L"^                                                           87,900     $  5,239,719
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 4.3%
-----------------------------------------------------------------------------------------------------------------------
AudioCodes Ltd.*^                                                                              113,340     $  1,127,733
Cisco Systems, Inc.*                                                                           545,388       10,422,365
Comverse Technology, Inc.*                                                                     227,670        5,384,395
Corning, Inc.*                                                                                 257,720        4,283,306
Juniper Networks, Inc.*                                                                        150,606        3,792,259
NeuStar, Inc., "A"*                                                                             15,060          385,536
QUALCOMM, Inc.                                                                                 229,360        7,571,174
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 32,966,768
-----------------------------------------------------------------------------------------------------------------------
Telephone Services - 4.5%
-----------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A"*^                                                                    855,630     $ 17,985,343
SpectraSite, Inc.*                                                                              65,170        4,850,603
Sprint Corp.                                                                                   486,370       12,203,023
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 35,038,969
-----------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $685,384,199)                                                               $750,808,121
-----------------------------------------------------------------------------------------------------------------------
Preferred Stocks - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR^                                                         65,570     $  2,026,113
-----------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $1,627,650)                                                       $  2,026,113
-----------------------------------------------------------------------------------------------------------------------
Short-Term Obligation - 2.2%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.43%, due 7/01/05, at Amortized Cost<                            $16,880,000     $ 16,880,000
-----------------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 13.8%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                  106,573,322     $106,573,322
-----------------------------------------------------------------------------------------------------------------------
Total Investments(+) (Identified Cost, $810,465,171)                                                       $876,287,556
-----------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (13.2)%                                                                   (102,144,700)
-----------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                        $774,142,856
-----------------------------------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
  < The rate shown represents an annualized yield at time of purchase.
(+) As of June 30, 2005, the series had five securities representing $17,838,507 and 2.3% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

ADR = American Depository Receipt
GDR = Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $104,051,751 of securities on loan
(identified cost, $810,465,171)                                                           $876,287,556
Cash                                                                                               837
Receivable for investments sold                                                             12,758,405
Receivable for series shares sold                                                               42,642
Interest and dividends receivable                                                              322,861
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $889,412,301
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                           $7,296,722
Payable for series shares reacquired                                                         1,211,340
Collateral for securities loaned, at value                                                 106,573,322
Payable to affiliates
  Management fee                                                                                16,047
  Shareholder servicing costs                                                                    1,015
  Distribution fees                                                                                208
  Administrative services fee                                                                      294
Accrued expenses and other liabilities                                                         170,497
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                $115,269,445
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $774,142,856
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                         $1,469,168,695
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies                                                           65,818,784
Accumulated net realized gain (loss) on investments and foreign currency
transactions                                                                              (760,164,062)
Accumulated net investment loss                                                               (680,561)
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $774,142,856
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          44,926,121
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net asset value per share
  (net assets of $744,024,399 / 43,161,786 shares of beneficial interest
  outstanding)                                                                                                         $17.24
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net asset value per share
  (net assets of $30,118,457 / 1,764,335 shares of beneficial interest outstanding)                                    $17.07
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/05

NET INVESTMENT LOSS
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                 $2,431,271
  Interest                                                                                     314,979
  Foreign taxes withheld                                                                       (67,116)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $2,679,134
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                            $2,943,332
  Distribution fees                                                                             37,487
  Shareholder servicing costs                                                                  138,045
  Administrative services fee                                                                   55,407
  Trustees' compensation                                                                         9,640
  Custodian fee                                                                                143,819
  Printing                                                                                       6,946
  Auditing fees                                                                                 22,945
  Legal fees                                                                                    12,433
  Miscellaneous                                                                                 32,120
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $3,402,174
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                         (40,655)
  Reduction of expenses by investment adviser                                                   (1,824)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $3,359,695
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                                 $(680,561)
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                  $38,971,845
  Foreign currency transactions                                                                  5,296
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $38,977,141
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                             $(54,175,659)
  Translation of assets and liabilities in foreign currencies                                   (2,845)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                       $(54,178,504)
Net realized and unrealized gain (loss) on investments and foreign currency                                      $(15,201,363)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                             $(15,881,924)
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED
                                                                                              6/30/05              YEAR ENDED
                                                                                          (UNAUDITED)                12/31/04

CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                         $(680,561)            $(1,520,215)
Net realized gain (loss) on investments and foreign currency transactions                  38,977,141              70,854,636
Net unrealized gain (loss) on investments and foreign currency translation                (54,178,504)             32,173,529
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $(15,881,924)           $101,507,950
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                      $(71,380,714)          $(117,590,916)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $(87,262,638)           $(16,082,966)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                   $861,405,494            $877,488,460
At end of period (including accumulated net investment loss of
$680,561 and $0, respectively)                                                           $774,142,856            $861,405,494
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS

                                             SIX MONTHS                              YEARS ENDED 12/31
                                               ENDED           ----------------------------------------------------------------
                                              6/30/05          2004           2003         2002           2001           2000
                                            (UNAUDITED)

Net asset value, beginning of period          $17.52          $15.51         $11.91       $17.98         $28.85          $37.94
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                           $(0.01)         $(0.03)        $(0.03)      $(0.04)        $(0.03)         $(0.01)
Net realized and unrealized gain (loss)
on investments and foreign currency            (0.27)           2.04           3.63        (6.03)         (9.44)          (7.07)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $(0.28)          $2.01          $3.60       $(6.07)        $(9.47)         $(7.08)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                       $--             $--            $--          $--         $(1.04)         $(2.01)
From net realized gain on investments and
foreign currency transactions                     --              --             --           --          (0.36)             --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                     $--             $--            $--          $--         $(1.40)         $(2.01)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $17.24          $17.52         $15.51       $11.91         $17.98          $28.85
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                           (1.60)++***     12.96+***      30.23^      (33.76)        (33.49)         (19.61)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##            0.86+           0.87           0.87         0.86           0.87            0.85
Expenses after expense reductions##             0.86+           0.87           0.87         0.86           0.87            0.85
Net investment loss                            (0.16)+         (0.17)         (0.22)       (0.24)         (0.14)          (0.04)
Portfolio turnover                                40              99            103          111            231             200
Net assets at end of period (000 Omitted)   $744,024        $830,410       $849,718     $757,499     $1,462,469      $2,312,406
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
SERVICE CLASS
                                                  SIX MONTHS                    YEARS ENDED 12/31                  PERIOD
                                                    ENDED          ---------------------------------------------    ENDED
                                                   6/30/05           2004          2003        2002         2001   12/31/00*
                                                 (UNAUDITED)
Net asset value, beginning of period                $17.37         $15.41        $11.86      $17.93       $28.83    $35.17
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 $(0.03)        $(0.07)       $(0.06)     $(0.07)      $(0.08)    $0.00+++###
Net realized and unrealized gain (loss) on
investments and foreign currency                     (0.27)          2.03          3.61       (6.00)       (9.42)    (6.34)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $(0.30)         $1.96         $3.55      $(6.07)      $(9.50)   $(6.34)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             $--            $--           $--         $--       $(1.04)      $--
From net realized gain on investments and
foreign currency transactions                           --             --            --          --        (0.36)       --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $--            $--           $--         $--       $(1.40)      $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $17.07         $17.37        $15.41      $11.86       $17.93    $28.83
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                 (1.73)++***    12.72+***     29.93^     (33.85)      (33.62)    18.06++
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                  1.11+          1.12          1.12        1.09         1.07      1.05+
Expenses after expense reductions##                   1.11+          1.12          1.12        1.09         1.07      1.05+
Net investment income (loss)                         (0.41)+        (0.41)        (0.47)      (0.46)       (0.40)     0.01+
Portfolio turnover                                      40             99           103         111          231       200
Net assets at end of period (000 Omitted)          $30,118        $30,996       $27,771     $16,977      $23,303   $15,826
--------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
  * For the period from the inception of Service Class shares, May 1, 2000, through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
  + The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on the shares outstanding on the day the proceeds were recorded.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  ^ The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.09 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class shares total returns for the year ended December 31, 2003 would have each been lower by approximately 0.75%.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Emerging Growth Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2005, there were 123 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the six months ended June 30, 2005, the series' custodian fees were reduced by $16,249 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the six months ended June 30, 2005, the series' miscellaneous expenses were reduced by $24,406 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, wash sales, and net operating losses. The series paid no distributions for the years ended December 31, 2004 and December 31, 2003.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Capital loss carryforward                       $(784,691,808)
      Unrealized appreciation (depreciation)            105,547,893

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2009, $(380,813,821) and December 31, 2010, $(403,877,987).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFSC, a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2005, the fee was $137,356, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2005, these costs amounted to $468.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The administrative services fee incurred for the six months ended June 30, 2005 was equivalent to an annual effective rate of 0.01416% of the series' average daily net assets.

TRUSTEES' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,824, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. On July 28, 2004, the series accrued an estimate of the amount to be received pursuant to this matter in the amount of $745,251, which resulted in an increase in net asset value of $0.01 per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the series on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $310,608,747 and $394,376,793, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                             $824,914,566
              -------------------------------------------------------
              Gross unrealized appreciation               $76,638,276
              Gross unrealized depreciation               (25,265,286)
              -------------------------------------------------------
              Net unrealized appreciation (depreciation)  $51,372,990

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                            Six months ended 6/30/05            Year ended 12/31/04
                                                            SHARES          AMOUNT           SHARES            AMOUNT

INITIAL CLASS SHARES

Shares sold                                                 1,053,402      $17,712,776        3,048,337       $48,571,686
Shares reacquired                                          (5,286,135)     (88,803,752)     (10,450,550)     (165,907,451)
-------------------------------------------------------------------------------------------------------------------------
Net change                                                 (4,232,733)    $(71,090,976)      (7,402,213)    $(117,335,765)

SERVICE CLASS SHARES

Shares sold                                                   318,790       $5,326,602          978,784       $15,463,022
Shares reacquired                                            (338,637)      (5,616,340)        (996,320)      (15,718,173)
-------------------------------------------------------------------------------------------------------------------------
Net change                                                    (19,847)       $(289,738)         (17,536)        $(255,151)

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2005 was $2,750, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2005.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 6/30/05

At a special meeting of shareholders of MFS Emerging Growth Series, which was held on March 23, 2005, the following action was taken:

ITEM 1. To elect a Board of Trustees:

                                           NUMBER OF DOLLARS

                            ------------------------------------------------
NOMINEE                           AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.        $6,200,001,830.46         $242,746,643.71
------------------------------------------------------------------------------
David H. Gunning               6,212,408,301.43          230,340,172.74
------------------------------------------------------------------------------
William R. Gutow               6,208,366,487.51          234,381,986.66
------------------------------------------------------------------------------
Michael Hegarty                6,209,214,813.88          233,533,660.29
------------------------------------------------------------------------------
J. Atwood Ives                 6,201,517,772.03          241,230,702.14
------------------------------------------------------------------------------
Amy B. Lane                    6,207,755,652.53          234,992,821.64
------------------------------------------------------------------------------
Robert J. Manning              6,210,847,081.29          231,901,392.88
------------------------------------------------------------------------------
Lawrence T. Perera             6,203,775,282.60          238,973,191.57
------------------------------------------------------------------------------
Robert C. Pozen                6,211,789,121.63          230,959,352.54
------------------------------------------------------------------------------
J. Dale Sherratt               6,202,492,597.10          240,255,877.07
------------------------------------------------------------------------------
Laurie J. Thomsen              6,205,475,472.40          237,273,001.77
------------------------------------------------------------------------------

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS will be available on or before November 23, 2005 by clicking on "Variable Insurance Trust" in the "Products and Performance" section of the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             VEG-SEM 8/05 150M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/05

MFS(R) TOTAL RETURN SERIES

A path for pursuing opportunity

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) TOTAL RETURN SERIES

Objective: Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide reasonable opportunity for growth of capital and income.

TABLE OF CONTENTS
------------------------------------------------

LETTER FROM THE CEO                            1
------------------------------------------------
PORTFOLIO COMPOSITION                          2
------------------------------------------------
EXPENSE TABLE                                  3
------------------------------------------------
PORTFOLIO OF INVESTMENTS                       4
------------------------------------------------
FINANCIAL STATEMENTS                          17
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 22
------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                26
------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION         26
------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                26
------------------------------------------------
CONTACT INFORMATION                   BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE*

              Stocks                                     59.3%
              Bonds                                      39.0%
              Cash & Other Net Assets                     1.7%

              TOP TEN HOLDINGS*

              Fannie Mae, 30 yr. 5.5%                     4.1%
              ------------------------------------------------
              Sprint Corp.                                2.2%
              ------------------------------------------------
              Bank of America Corp.                       2.0%
              ------------------------------------------------
              U.S. Treasury Notes, 4.75%, 2008            1.8%
              ------------------------------------------------
              U.S. Treasury Bonds, 6.25%, 2023            1.7%
              ------------------------------------------------
              Verizon Communications                      1.5%
              ------------------------------------------------
              Citigroup, Inc.                             1.4%
              ------------------------------------------------
              J.P. Morgan Chase & Co.                     1.4%
              ------------------------------------------------
              PNC Financial Services Group, Inc.          1.3%
              ------------------------------------------------
              Wyeth                                       1.3%
              ------------------------------------------------

              EQUITY SECTOR WEIGHTINGS

              Financial Services                         14.8%
              ------------------------------------------------
              Energy                                      7.1%
              ------------------------------------------------
              Utilities & Communications                  7.0%
              ------------------------------------------------
              Health Care                                 4.9%
              ------------------------------------------------
              Industrial Goods & Services                 4.8%
              ------------------------------------------------
              Technology                                  4.3%
              ------------------------------------------------
              Basic Materials                             4.1%
              ------------------------------------------------
              Consumer Staples                            4.0%
              ------------------------------------------------
              Leisure                                     3.9%
              ------------------------------------------------
              Retailing                                   2.3%
              ------------------------------------------------
              Autos & Housing                             1.4%
              ------------------------------------------------
              Special Products & Services                 0.5%
              ------------------------------------------------
              Transportation                              0.2%
              ------------------------------------------------

              TOP FIVE BOND MARKET SECTORS*

              Mortgage-Backed Securities                 13.8%
              ------------------------------------------------
              U.S. Treasury Securities                    9.6%
              ------------------------------------------------
              High Grade Corporates                       9.0%
              ------------------------------------------------
              U.S. Government Agencies                    4.1%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       1.4%
              ------------------------------------------------

* For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if any.

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     1/01/05-
Share Class                 Ratio      1/01/05         6/30/05         6/30/05
--------------------------------------------------------------------------------
        Actual              0.87%    $1,000.00        $1,006.80          $4.33
Initial ------------------------------------------------------------------------
 Class  Hypothetical*       0.87%    $1,000.00        $1,020.48          $4.36
--------------------------------------------------------------------------------
        Actual              1.12%    $1,000.00        $1,006.00          $5.57
Service ------------------------------------------------------------------------
 Class  Hypothetical*       1.12%    $1,000.00        $1,019.24          $5.61
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 59.3%

-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                         SHARES           $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Aerospace - 1.8%
-----------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                                           38,130    $    3,722,632
Lockheed Martin Corp.                                                                         548,890        35,606,494
Northrop Grumman Corp.                                                                        199,540        11,024,585
United Technologies Corp.                                                                     160,090         8,220,622
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   58,574,333
-----------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                    632,730    $    9,296,514
-----------------------------------------------------------------------------------------------------------------------

Automotive - 0.4%
-----------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                     173,480    $    7,976,610
Toyota Motor Corp.                                                                            104,700         3,743,952
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   11,720,562
-----------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 8.6%
-----------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                          224,500    $   11,950,135
Bank of America Corp.                                                                       1,480,368        67,519,584
Citigroup, Inc.                                                                             1,036,493        47,917,071
Countrywide Financial Corp.                                                                   151,070         5,832,813
Fannie Mae                                                                                    201,870        11,789,208
Freddie Mac                                                                                   171,755        11,203,579
J.P. Morgan Chase & Co.                                                                     1,310,918        46,301,624
MBNA Corp.                                                                                    131,270         3,434,023
PNC Financial Services Group, Inc.                                                            812,440        44,245,482
SunTrust Banks, Inc.                                                                          321,360        23,215,046
Wells Fargo & Co.                                                                             212,690        13,097,450
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $  286,506,015
-----------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                   49,700    $    3,004,862
MedImmune, Inc.*                                                                              438,800        11,724,736
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   14,729,598
-----------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.7%
-----------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.^*                                                           1,450,100    $   17,662,218
Time Warner, Inc.*                                                                            562,500         9,399,375
Viacom, Inc., "B"                                                                           1,292,741        41,393,567
Walt Disney Co.                                                                               914,160        23,018,549
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   91,473,709
-----------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.1%
-----------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.^                                                                     105,030    $    8,085,209
Goldman Sachs Group, Inc.                                                                     171,380        17,484,188
Lehman Brothers Holdings, Inc.                                                                 70,920         7,040,938
Mellon Financial Corp.                                                                      1,235,985        35,460,410
Merrill Lynch & Co., Inc.                                                                     501,670        27,596,867
Morgan Stanley                                                                                164,990         8,657,025
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $  104,324,637
-----------------------------------------------------------------------------------------------------------------------
Business Services - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"^*                                                                         674,570    $   15,292,502
-----------------------------------------------------------------------------------------------------------------------

Chemicals - 1.6%
-----------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                         67,220    $    4,860,006
Dow Chemical Co.                                                                              307,390        13,688,077
E.I. du Pont de Nemours & Co.                                                                 168,130         7,231,271
Nalco Holding Co.*                                                                            377,880         7,417,784
PPG Industries, Inc.                                                                          232,840        14,613,038
Syngenta AG                                                                                    52,410         5,360,839
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   53,171,015
-----------------------------------------------------------------------------------------------------------------------
Computer Software - 1.9%
-----------------------------------------------------------------------------------------------------------------------
Compuware Corp.*                                                                            1,225,900    $    8,814,221
Microsoft Corp.                                                                               488,180        12,126,391
Oracle Corp.*                                                                                 575,910         7,602,012
Symantec Corp.*                                                                             1,612,740        35,060,968
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   63,603,592
-----------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                            99,510    $    2,339,480
International Business Machines Corp.                                                          12,700           942,340
Sun Microsystems, Inc.^*                                                                    5,039,250        18,796,403
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   22,078,223
-----------------------------------------------------------------------------------------------------------------------
Construction - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                 1,071,930    $   34,044,497
-----------------------------------------------------------------------------------------------------------------------

Consumer Goods & Services - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                         126,320    $    6,304,631
Gillette Co.                                                                                  288,540        14,608,780
Kimberly-Clark Corp.^                                                                         216,510        13,551,361
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   34,464,772
-----------------------------------------------------------------------------------------------------------------------
Containers - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                       1,183,680    $   29,651,184
Smurfit-Stone Container Corp.*                                                                238,010         2,420,562
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   32,071,746
-----------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.0%
-----------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                    60,500    $    3,865,950
Emerson Electric Co.                                                                           84,570         5,296,619
General Electric Co.                                                                          680,130        23,566,505
Hubbell, Inc., "B"^                                                                            66,010         2,911,041
Tyco International Ltd.                                                                       953,980        27,856,216
W.W. Grainger, Inc.                                                                            35,970         1,970,796
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   65,467,127
-----------------------------------------------------------------------------------------------------------------------
Electronics - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.^                                                                         209,560    $    7,818,684
-----------------------------------------------------------------------------------------------------------------------

Energy - Independent - 1.9%
-----------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                   58,520    $    3,780,392
Devon Energy Corp.                                                                            613,300        31,082,044
EnCana Corp.                                                                                  185,000         7,324,150
EOG Resources, Inc.^                                                                          150,690         8,559,192
Unocal Corp.                                                                                  173,040        11,256,252
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   62,002,030
-----------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 3.1%
-----------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                             31,930    $    3,400,864
BP PLC, ADR                                                                                   228,264        14,239,108
ConocoPhillips                                                                                482,990        27,767,095
Exxon Mobil Corp.                                                                             558,732        32,110,328
Total S.A., ADR^                                                                              228,840        26,739,954
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $  104,257,349
-----------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.6%
-----------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.^                                                                   310,580    $    6,640,200
General Mills, Inc.                                                                           143,190         6,699,860
H.J. Heinz Co.                                                                                309,630        10,967,095
Kellogg Co.^                                                                                  218,860         9,726,138
Nestle S.A                                                                                     12,251         3,126,618
PepsiCo, Inc.                                                                                 193,320        10,425,748
Sara Lee Corp.                                                                                227,600         4,508,756
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   52,094,415
-----------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                                                420,310    $   13,605,435
International Paper Co.^                                                                      313,940         9,484,127
MeadWestvaco Corp.                                                                            163,500         4,584,540
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   27,674,102
-----------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                                 417,640    $    9,342,607
-----------------------------------------------------------------------------------------------------------------------

General Merchandise - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                    145,760    $    3,804,336
Wal-Mart Stores, Inc.                                                                         319,700        15,409,540
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   19,213,876
-----------------------------------------------------------------------------------------------------------------------
Insurance - 3.1%
-----------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.^                                                                                   92,960    $    4,023,309
Allstate Corp.                                                                                654,470        39,104,583
Chubb Corp.^                                                                                   40,810         3,493,744
Conseco, Inc.^*                                                                               772,440        16,854,641
Genworth Financial, Inc., "A"                                                                 177,740         5,373,080
Hartford Financial Services Group, Inc.                                                       257,635        19,265,945
MetLife, Inc.^                                                                                374,520        16,830,929
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $  104,946,231
-----------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                  124,810    $    2,594,800
Mattel, Inc.^                                                                                 528,890         9,678,687
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   12,273,487
-----------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                   179,070    $   11,727,294
Finning International, Inc.                                                                       280             8,247
Finning International, Inc.##                                                                   7,170           211,192
Illinois Tool Works, Inc.^                                                                    142,800        11,378,304
Ingersoll-Rand Co. Ltd., "A"                                                                   41,430         2,956,031
Precision Castparts Corp.                                                                      72,480         5,646,192
Sandvik AB                                                                                     46,170         1,707,846
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   33,635,106
-----------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.^*                                                                    1,384,550    $   16,946,892
-----------------------------------------------------------------------------------------------------------------------

Medical Equipment - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                     92,660    $    3,437,686
Boston Scientific Corp.*                                                                       97,240         2,625,480
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    6,063,166
-----------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%
-----------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                              617,180    $    7,915,283
-----------------------------------------------------------------------------------------------------------------------

Natural Gas - Distribution - 0.3%
-----------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.^                                                                          138,990    $    5,371,964
Sempra Energy                                                                                 126,910         5,242,652
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   10,614,616
-----------------------------------------------------------------------------------------------------------------------
Oil Services - 2.1%
-----------------------------------------------------------------------------------------------------------------------
BJ Services Co.^                                                                              155,045    $    8,136,762
Cooper Cameron Corp.*                                                                         229,750        14,255,988
GlobalSantaFe Corp.                                                                           572,700        23,366,160
Noble Corp.^                                                                                  396,635        24,397,019
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   70,155,929
-----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.8%
-----------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                           585,460    $   28,693,395
Eli Lilly & Co.                                                                                24,200         1,348,182
Johnson & Johnson                                                                             241,090        15,670,850
Merck & Co., Inc.                                                                           1,069,130        32,929,204
Novartis AG                                                                                    40,860         1,938,079
Pfizer, Inc.                                                                                   75,400         2,079,532
Roche Holding AG                                                                               20,800         2,619,500
Wyeth                                                                                         961,880        42,803,660
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $  128,082,402
-----------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                           1,032,700    $    9,858,487
Tribune Co.^                                                                                  112,130         3,944,733
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   13,803,220
-----------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                            135,450    $    6,376,986
-----------------------------------------------------------------------------------------------------------------------

Restaurants - 0.1%
-----------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                              127,060    $    3,525,915
-----------------------------------------------------------------------------------------------------------------------

Specialty Chemicals - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Air Liquide S.A                                                                                 9,560    $    1,623,465
Air Products & Chemicals, Inc.^                                                               209,070        12,606,921
Praxair, Inc.                                                                                  43,260         2,015,916
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   16,246,302
-----------------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.7%
-----------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                                                     410,400    $    7,095,816
Gap, Inc.                                                                                   1,289,910        25,475,723
Lowe's Cos., Inc.^                                                                             71,290         4,150,504
OfficeMax, Inc.^                                                                              354,530        10,554,358
TJX Cos., Inc.                                                                                427,730        10,415,226
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   57,691,627
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                       716,605    $   17,427,834
-----------------------------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 1.5%
-----------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                          150,300    $    2,872,233
Nokia Corp., ADR                                                                            1,359,010        22,613,926
Nortel Networks Corp.^*                                                                     9,857,890        25,729,093
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   51,215,252
-----------------------------------------------------------------------------------------------------------------------
Telephone Services - 4.0%
-----------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.^                                                                     378,924    $    8,999,445
Sprint Corp.                                                                                2,926,600        73,428,394
Verizon Communications, Inc.                                                                1,483,557        51,256,894
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $  133,684,733
-----------------------------------------------------------------------------------------------------------------------
Tobacco - 1.1%
-----------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                            549,410    $   35,524,851
-----------------------------------------------------------------------------------------------------------------------

Trucking - 0%
-----------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                      28,840    $    1,294,916
-----------------------------------------------------------------------------------------------------------------------

Utilities - Electric Power - 2.2%
-----------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                              4,057,310    $   13,794,854
Dominion Resources, Inc.                                                                      261,310        19,177,541
Entergy Corp.                                                                                 186,730        14,107,452
Exelon Corp.                                                                                  157,680         8,093,714
FPL Group, Inc.                                                                                27,020         1,136,461
PPL Corp.^                                                                                    162,160         9,629,061
Public Service Enterprise Group, Inc.^                                                         46,760         2,843,943
TXU Corp.                                                                                      43,220         3,591,150
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   72,374,176
-----------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,786,001,170)                                                           $1,979,020,829
-----------------------------------------------------------------------------------------------------------------------

Bonds - 38.6%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                     PAR AMOUNT           $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.1%
-----------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                        $  1,450,000    $    1,839,893
News America, Inc., 6.2%, 2034                                                              2,604,000         2,732,880
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    4,572,773
-----------------------------------------------------------------------------------------------------------------------
Aerospace - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                                         $  5,886,000    $    6,584,044
Northrop Grumman Corp., 7.75%, 2031                                                         3,179,000         4,300,087
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   10,884,131
-----------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%
-----------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                                                 $  2,542,789    $    2,509,161
-----------------------------------------------------------------------------------------------------------------------

Alcoholic Beverages - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Foster's Financial Corp., 5.875%, 2035##                                                 $  2,725,000    $    2,738,685
Miller Brewing Co., 5.5%, 2013##                                                            3,802,000         3,940,054
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    6,678,739
-----------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 2.0%
-----------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 2.18%, 2008                                    $  2,442,000    $    2,421,528
Bear Stearns Commercial Mortgage Securities, Inc., 6.8%, 2008                                 182,553           187,377
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                        1,751,863         1,825,793
Capital One Auto Finance Trust, 4.79%, 2009                                                 1,931,487         1,937,594
Capital One Auto Finance Trust, 3.18%, 2010                                                 1,000,000           987,742
Chase Commercial Mortgage Securities Corp., 6.39%, 2008                                     1,845,000         1,963,355
Chase Commercial Mortgage Securities Corp., 7.543%, 2009                                      113,578           120,165
Citibank Credit Card Issuance Trust, 6.65%, 2008                                            1,216,000         1,243,602
Countrywide Asset-Backed Certificates, 4.823%, 2035                                         4,500,000         4,545,248
Countrywide Asset-Backed Certificates, 4.575%, 2035                                           244,000           245,141
CPS Auto Receivables Trust, 2.89%, 2009##                                                     550,825           546,005
Credit Suisse First Boston Mortgage Securities Corp., 6.38%, 2035                           1,100,000         1,199,330
CRIIMI MAE CMBS Corp., 6.701%, 2008##                                                         169,000           173,650
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                                            2,065,000         2,147,600
Deutsche Mortgage & Asset Receiving Corp., FRN, 6.538%, 2031                                1,740,051         1,824,068
Falcon Franchise Loan LLC, 7.382%, 2010##                                                     687,263           727,349
First Union-Lehman Brothers Bank of America, 6.56%, 2035                                    3,633,876         3,827,491
First Union-Lehman Brothers Commercial Mortgage Trust, 7.38%, 2029                            965,439         1,001,297
First Union-Lehman Brothers Commercial Mortgage Trust, 6.65%, 2029                            824,189           861,741
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                           54,229            54,333
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                               2,725,000         2,873,443
Greenwich Capital Commercial Funding Corp., FRN, 4.305%, 2042                               1,738,715         1,738,203
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.3839%, 2041                  2,725,000         2,861,464
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                   2,944,995         3,049,647
J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030                                   170,000           178,215
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2030                              2,617,978         2,742,877
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                              3,192,218         3,452,249
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                                         2,377,117         2,481,962
Morgan Stanley Capital I, 5.168%, 2042                                                      1,360,138         1,418,324
Morgan Stanley Capital I, Inc., FRN, 0.7546%, 2030##^^                                     31,907,636           662,004
Mortgage Capital Funding, Inc., 6.337%, 2031                                                2,289,658         2,401,387
Multi-Family Capital Access One, Inc., 6.65%, 2024                                          1,234,980         1,304,776
Residential Asset Mortgage Products, Inc., 3.8%, 2030                                       1,083,856         1,080,033
Residential Asset Mortgage Products, Inc., 4.109%, 2035                                     1,203,796         1,195,461
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                               1,251,000         1,246,968
Structured Asset Securities Corp., FRN, 4.67%, 2035                                         4,570,839         4,551,003
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                                                  1,746,574         1,818,121
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                  2,193,818         2,279,068
Wachovia Bank Commerical Mortgage Trust, FRN, 4.847%, 2041                                  2,250,000         2,294,655
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   67,470,269
-----------------------------------------------------------------------------------------------------------------------
Automotive - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                              $  1,358,000    $    1,133,680
Ford Motor Credit Co., 7.75%, 2007                                                          1,065,000         1,085,712
Ford Motor Credit Co., 5.7%, 2010                                                           3,681,000         3,395,137
General Motors Acceptance Corp., 5.85%, 2009                                                2,231,000         2,091,364
General Motors Acceptance Corp., 7.25%, 2011                                                1,251,000         1,173,028
General Motors Corp., 8.375%, 2033                                                          3,316,000         2,768,860
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   11,647,781
-----------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.9%
-----------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049                              $  1,500,000    $    2,187,727
Bank of America Corp., 7.4%, 2011                                                           6,213,000         7,110,648
Bank of America Corp., 5.375%, 2014                                                         2,640,000         2,805,108
Barclays Bank PLC, FRN, 6.86%, 2032##                                                       2,000,000         2,351,632
Citigroup, Inc., 5%, 2014                                                                   8,038,000         8,222,440
Credit Suisse First Boston (USA), Inc., 4.625%, 2008                                        3,102,000         3,135,526
Credit Suisse First Boston (USA), Inc., 4.125%, 2010                                        2,703,000         2,683,909
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049##                                    1,994,000         2,285,303
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049##                                      1,308,000         1,411,906
J.P. Morgan Chase & Co., 5.125%, 2014                                                       3,161,000         3,233,548
Mizuho Financial Group, Inc., 5.79%, 2014##                                                 1,694,000         1,781,831
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049##                                            652,000           724,540
Nordea Bank AB, 5.424% to 2015, FRN to 2049##                                               1,567,000         1,613,839
Popular North America, Inc., 4.25%, 2008                                                    2,724,000         2,724,226
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                           3,000,000         3,327,789
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049##                                        1,741,000         1,863,020
UFJ Finance Aruba AEC, 6.75%, 2013                                                          3,000,000         3,345,606
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049##                           1,837,000         2,205,701
Wachovia Corp., 5.25%, 2014                                                                 5,837,000         6,093,168
Wells Fargo & Co., 6.45%, 2011                                                                261,000           287,886
Wells Fargo National Bank, 4.75%, 2015                                                      3,440,000         3,481,407
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   62,876,760
-----------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                                   $  2,900,000    $    2,815,062
TCI Communications Financing III, 9.65%, 2027                                               2,475,000         2,804,526
Time Warner Entertainment Co. LP, 10.15%, 2012                                                564,000           729,114
Time Warner Entertainment Co. LP, 8.375%, 2033                                              1,877,000         2,491,156
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    8,839,858
-----------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                    $  3,746,000    $    3,985,823
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                   926,000           997,388
Merrill Lynch & Co., Inc., 5.45%, 2014                                                      3,075,000         3,247,538
Morgan Stanley Group, Inc., 6.75%, 2011                                                     1,963,000         2,173,504
Morgan Stanley Group, Inc., 4.75%, 2014                                                     1,957,000         1,927,976
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   12,332,229
-----------------------------------------------------------------------------------------------------------------------
Building - 0%
-----------------------------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                                     $  1,028,000    $    1,160,313
-----------------------------------------------------------------------------------------------------------------------

Chemicals - 0.1%
-----------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                            $  1,500,000    $    1,573,069
Dow Chemical Co., 6%, 2012                                                                  1,740,000         1,906,765
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    3,479,834
-----------------------------------------------------------------------------------------------------------------------
Conglomerates - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                             $  2,287,000    $    2,558,483
Tyco International Group S.A., 6.75%, 2011                                                  2,250,000         2,497,730
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    5,056,213
-----------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                              $  2,534,000    $    2,605,124
-----------------------------------------------------------------------------------------------------------------------

Defense Electronics - 0.1%
-----------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                                 $  2,377,000    $    2,589,228
Raytheon Co., 6.15%, 2008                                                                     704,000           742,848
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    3,332,076
-----------------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0%
-----------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                         $    209,000    $      257,592
-----------------------------------------------------------------------------------------------------------------------

Emerging Market Sovereign - 0.2%
-----------------------------------------------------------------------------------------------------------------------
State of Israel, 4.625%, 2013                                                            $    901,000    $      891,601
United Mexican States, 6.625%, 2015                                                         3,700,000         4,071,850
United Mexican States, 7.5%, 2033                                                           1,321,000         1,515,848
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    6,479,299
-----------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Devon Financing Corp. U.L.C., 6.875%, 2011                                               $  1,922,000    $    2,150,655
EnCana Holdings Finance Corp., 5.8%, 2014                                                   2,090,000         2,239,999
Kerr-McGee Corp., 6.95%, 2024                                                                 684,000           706,759
Ocean Energy, Inc., 4.375%, 2007                                                            2,875,000         2,876,044
Pioneer Natural Resource Co., 5.875%, 2016                                                  1,670,000         1,684,125
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    9,657,582
-----------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0%
-----------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                           $  1,250,000    $    1,508,210
-----------------------------------------------------------------------------------------------------------------------

Entertainment - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc., 7.5%, 2027                                               $  2,000,000    $    2,254,300
Walt Disney Co., 6.75%, 2006                                                                  848,000           864,816
Walt Disney Co., 6.375%, 2012                                                               2,063,000         2,281,437
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    5,400,553
-----------------------------------------------------------------------------------------------------------------------
Financial Institutions - 0.2%
-----------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.75%, 2007                                              $    135,000    $      146,228
General Electric Capital Corp., 5.45%, 2013                                                 2,098,000         2,225,508
General Electric Capital Corp., 6.75%, 2032                                                 2,325,000         2,869,022
SLM Corp., 4%, 2009                                                                         1,929,000         1,913,572
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    7,154,330
-----------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013##                                                    $  4,177,000    $    4,268,146
Coca-Cola HBC Finance B.V., 5.125%, 2013                                                    2,000,000         2,084,768
Kraft Foods, Inc., 6.25%, 2012                                                              2,054,000         2,257,987
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    8,610,901
-----------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.1%
-----------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                           $  1,014,000    $    1,204,127
Weyerhaeuser Co., 6.75%, 2012                                                               1,915,000         2,106,960
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    3,311,087
-----------------------------------------------------------------------------------------------------------------------
Insurance - 0.4%
-----------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing IV, 5.85%, 2006##                                        $      5,000    $        5,048
AIG SunAmerica Institutional Funding II, 5.75%, 2009                                          313,000           328,147
American International Group, Inc., 4.25%, 2013                                             5,305,000         5,145,192
Genworth Financial, Inc., 5.75%, 2014                                                       1,270,000         1,362,009
MetLife, Inc., 6.5%, 2032                                                                     880,000         1,010,208
Prudential Financial, Inc., 4.5%, 2013                                                      1,837,000         1,828,170
Prudential Financial, Inc., 5.1%, 2014                                                      4,234,000         4,357,988
Prudential Funding Corp., 6.6%, 2008##                                                        837,000           892,384
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   14,929,146
-----------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Allstate Corp., 6.125%, 2032                                                             $  1,087,000    $    1,225,485
Allstate Corp., 5.55%, 2035                                                                 2,850,000         2,949,151
Fund American Cos., Inc., 5.875%, 2013                                                      1,265,000         1,317,568
Travelers Property Casualty Corp., 6.375%, 2033                                               570,000           621,705
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    6,113,909
-----------------------------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 0%
-----------------------------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                                                 $  1,084,000    $    1,197,793
-----------------------------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                   $    488,000    $      554,617
HCA, Inc., 6.95%, 2012                                                                      1,877,000         1,994,344
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    2,548,961
-----------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%
-----------------------------------------------------------------------------------------------------------------------
Alcan, Inc., 5.75%, 2035                                                                 $  2,619,000    $    2,664,047
-----------------------------------------------------------------------------------------------------------------------

Mortgage Backed - 13.8%
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                                                 $    495,000    $      514,798
Fannie Mae, 6.33%, 2011                                                                       403,833           437,047
Fannie Mae, 4.01%, 2013                                                                       274,207           267,446
Fannie Mae, 4.019%, 2013                                                                    1,548,147         1,513,918
Fannie Mae, 4.804%, 2012                                                                    2,533,711         2,595,857
Fannie Mae, 4.667%, 2013                                                                      300,664           305,855
Fannie Mae, 4.845%, 2013                                                                      485,913           498,751
Fannie Mae, 4.518%, 2014                                                                    2,314,144         2,331,305
Fannie Mae, 4.63%, 2014                                                                       674,665           683,368
Fannie Mae, 4.846%, 2014                                                                    1,584,678         1,630,500
Fannie Mae, 4.925%, 2015                                                                    4,078,073         4,215,071
Fannie Mae, 6%, 2016 - 2034                                                                56,428,623        58,006,827
Fannie Mae, 5.5%, 2017 - 2035                                                             156,520,565       159,073,416
Fannie Mae, 5%, 2018 - 2034                                                                31,791,160        32,066,858
Fannie Mae, 4.5%, 2018 - 2035                                                              11,146,450        11,081,665
Fannie Mae, 4.88%, 2020                                                                     1,523,056         1,565,397
Fannie Mae, 6.5%, 2028 - 2034                                                              19,247,533        19,958,820
Fannie Mae, 7.5%, 2030 - 2032                                                                 503,994           538,600
Fannie Mae TBA, 5.5%, 2033                                                                  1,358,000         1,376,249
Freddie Mac, 6%, 2016 - 2034                                                               26,494,903        27,249,801
Freddie Mac, 5%, 2017 - 2034                                                               26,912,004        27,095,004
Freddie Mac, 4.5%, 2018 - 2035                                                             20,786,732        20,685,515
Freddie Mac, 5.5%, 2019 - 2034                                                             29,753,521        30,268,060
Freddie Mac, 6.5%, 2034                                                                     9,458,691         9,793,956
Ginnie Mae, 6.5%, 2028 - 2034                                                               2,862,952         2,992,694
Ginnie Mae, 6%, 2032 - 2035                                                                14,591,821        15,052,316
Ginnie Mae, 4.5%, 2033 - 2034                                                               3,217,044         3,175,099
Ginnie Mae, 5.5%, 2033 - 2035                                                              19,338,605        19,766,085
Ginnie Mae, 5%, 2034                                                                        4,699,928         4,742,064
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $  459,482,342
-----------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.2%
-----------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                         $  1,154,000    $    1,370,757
Kinder Morgan Energy Partners LP, 6.75%, 2011                                               1,994,000         2,192,943
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                  398,000           484,925
Kinder Morgan Energy Partners LP, 7.75%, 2032                                               1,773,000         2,250,770
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    6,299,395
-----------------------------------------------------------------------------------------------------------------------
Oil Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                              $  3,560,000    $    3,733,479
-----------------------------------------------------------------------------------------------------------------------

Pharmaceuticals - 0.1%
-----------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                        $  2,713,000    $    2,855,300
-----------------------------------------------------------------------------------------------------------------------

Pollution Control - 0.1%
-----------------------------------------------------------------------------------------------------------------------
USA Waste Services, Inc., 7%, 2028                                                       $  1,229,000    $    1,425,450
Waste Management, Inc., 7.375%, 2010                                                        1,813,000         2,027,391
Waste Management, Inc., 7.1%, 2026                                                            500,000           580,524
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    4,033,365
-----------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.1%
-----------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.75%, 2011                                                                   $  1,750,000    $    1,931,940
Union Pacific Corp., 6.125%, 2012                                                             674,000           727,468
Union Pacific Corp., 5.375%, 2014                                                           2,003,000         2,088,817
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    4,748,225
-----------------------------------------------------------------------------------------------------------------------
Real Estate - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                                        $  2,000,000    $    1,999,482
EOP Operating LP, 6.8%, 2009                                                                3,719,000         3,985,913
EOP Operating Ltd., 8.1%, 2010                                                              1,195,000         1,377,082
HRPT Properties Trust, 6.25%, 2016                                                          2,022,000         2,189,258
Kimco Realty Corp., 6%, 2012                                                                1,000,000         1,088,582
Simon Property Group LP, 6.375%, 2007                                                       1,771,000         1,848,915
Simon Property Group LP, 5.1%, 2015##                                                       1,848,000         1,847,011
Vornado Realty Trust, 5.625%, 2007                                                          3,795,000         3,868,107
Vornado Realty Trust, 4.75%, 2010                                                           1,137,000         1,132,923
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   19,337,273
-----------------------------------------------------------------------------------------------------------------------
Restaurants - 0.1%
-----------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                          $  1,900,000    $    2,302,082
-----------------------------------------------------------------------------------------------------------------------

Retailers - 0%
-----------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc., 6.875%, 2009                                                      $  1,460,000    $    1,608,977
-----------------------------------------------------------------------------------------------------------------------

Supermarkets - 0.1%
-----------------------------------------------------------------------------------------------------------------------
Kroger Co., 6.75%, 2012                                                                  $  3,273,000    $    3,624,235
-----------------------------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 0.2%
-----------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                                                $    416,000    $      425,090
AT&T Wireless Services, Inc., 8.75%, 2031                                                   1,800,000         2,522,948
Cingular Wireless LLC, 6.5%, 2011                                                           1,600,000         1,767,491
Sprint Capital Corp., 6.875%, 2028                                                          2,462,000         2,826,085
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    7,541,614
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.7%
-----------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                                             $  2,300,000    $    2,618,773
Deutsche Telekom International Finance B.V., 8.75%, 2030                                    3,160,000         4,278,574
France Telecom S.A., 7.75%, 2011                                                            1,024,000         1,188,325
PCCW-HKTC Capital II Ltd., 6%, 2013##                                                       2,020,000         2,144,753
SBC Communications, Inc., 5.1%, 2014                                                        2,000,000         2,044,924
SBC Communications, Inc., 6.15%, 2034                                                       1,150,000         1,245,723
Telecom Italia Capital, 5.25%, 2013                                                         1,278,000         1,297,432
Telecom Italia Capital, 6%, 2034##                                                          1,460,000         1,490,548
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                          193,000           196,913
Verizon New York, Inc., 6.875%, 2012                                                        5,557,000         6,141,446
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   22,647,411
-----------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 4.0%
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2006                                                                  $  6,850,000    $    6,811,400
Fannie Mae, 3%, 2007                                                                        7,000,000         6,908,545
Fannie Mae, 5.25%, 2007                                                                    10,643,000        10,903,902
Fannie Mae, 6%, 2008 - 2011                                                                14,867,000        16,079,353
Fannie Mae, 6.625%, 2009 - 2010                                                            13,521,000        15,038,628
Fannie Mae, 6.125%, 2012                                                                    6,932,000         7,752,243
Fannie Mae, 4.625%, 2014                                                                    3,328,000         3,413,110
Federal Home Loan Bank, 3.25%, 2006                                                         4,495,000         4,470,286
Federal Home Loan Bank, 3.75%, 2006                                                        14,385,000        14,353,180
Federal Home Loan Bank, 3.9%, 2008                                                          1,745,000         1,744,038
Freddie Mac, 7%, 2005                                                                      14,172,000        14,190,806
Freddie Mac, 3.75%, 2006                                                                    6,770,000         6,765,545
Freddie Mac, 4.125%, 2009                                                                   7,200,000         7,196,126
Freddie Mac, 4.875%, 2013                                                                   4,065,000         4,253,104
Small Business Administration, 4.35%, 2023                                                  3,751,170         3,729,563
Small Business Administration, 4.77%, 2024                                                  1,309,273         1,326,627
Small Business Administration, 4.99%, 2024                                                  1,981,835         2,028,550
Small Business Administration, 5.18%, 2024                                                  2,182,194         2,254,100
Small Business Administration, 5.52%, 2024                                                  3,350,478         3,514,876
Small Business Administration, 4.95%, 2025                                                  1,733,000         1,769,217
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $  134,503,199
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 9.5%
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.375%, 2012                                                       $  2,073,000    $    2,384,354
U.S. Treasury Bonds, 9.875%, 2015                                                           2,985,000         4,461,408
U.S. Treasury Bonds, 8%, 2021                                                               7,467,000        10,759,185
U.S. Treasury Bonds, 6.25%, 2023                                                           45,743,000        57,005,430
U.S. Treasury Bonds, 5.375%, 2031                                                           3,451,000         4,072,180
U.S. Treasury Notes, 5.75%, 2005                                                           10,903,000        10,999,677
U.S. Treasury Notes, 5.875%, 2005                                                           2,764,000         2,789,697
U.S. Treasury Notes, 6.875%, 2006                                                          20,398,000        20,982,851
U.S. Treasury Notes, 7%, 2006                                                              30,842,000        31,910,614
U.S. Treasury Notes, 4.375%, 2007                                                           1,694,000         1,716,564
U.S. Treasury Notes, 3%, 2007                                                               2,498,000         2,461,702
U.S. Treasury Notes, 5.5%, 2008                                                            20,125,000        21,056,566
U.S. Treasury Notes, 5.625%, 2008                                                          34,007,000        35,800,325
U.S. Treasury Notes, 4.75%, 2008                                                           57,315,000        59,213,559
U.S. Treasury Notes, 4.25%, 2010                                                           10,231,739        11,513,898
U.S. Treasury Notes, 5%, 2011                                                              12,769,000        13,566,565
U.S. Treasury Notes, 3%, 2012                                                              12,703,502        13,953,006
U.S. Treasury Notes, 3.875%, 2013                                                           2,042,000         2,044,473
U.S. Treasury Notes, 4.75%, 2014                                                            2,485,000         2,636,819
U.S. Treasury Notes, 4.125%, 2015                                                           6,715,000         6,813,099
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $  316,141,972
-----------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.8%
-----------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                                              $  2,932,000    $    3,282,770
Duke Capital Corp., 8%, 2019                                                                2,544,000         3,148,564
Exelon Generation Co. LLC, 6.95%, 2011                                                      3,059,000         3,431,617
FirstEnergy Corp., 6.45%, 2011                                                              2,314,000         2,528,337
MidAmerican Energy Holdings Co., 3.5%, 2008                                                 1,500,000         1,461,774
MidAmerican Energy Holdings Co., 5.875%, 2012                                                 510,000           541,731
MidAmerican Funding LLC, 6.927%, 2029                                                         414,000           493,048
Niagara Mohawk Power Corp., 7.75%, 2006                                                       863,000           890,798
Northeast Utilities, 8.58%, 2006                                                               82,937            84,503
Oncor Electric Delivery Co., 7%, 2022                                                       2,625,000         3,068,336
Pacific Gas & Electric Co., 4.8%, 2014                                                      2,413,000         2,418,955
PSEG Power LLC, 6.95%, 2012                                                                   892,000         1,002,722
PSEG Power LLC, 8.625%, 2031                                                                1,177,000         1,624,985
System Energy Resources, Inc., 5.129%, 2014##                                               1,466,999         1,461,072
TXU Energy Co., 7%, 2013                                                                      893,000           995,902
W3A Funding Corp., 8.09%, 2017                                                                236,960           263,765
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   26,698,879
-----------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,273,128,893)                                                            $1,288,836,419
-----------------------------------------------------------------------------------------------------------------------
Short-Term Obligation - 1.9%
-----------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 3.4%, due 7/01/05, at Amortized Cost@<                  $ 64,304,000    $   64,304,000
-----------------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 3.5%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                         SHARES           $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                 118,034,068    $  118,034,068
-----------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $3,241,468,131)(S)                                                   $3,450,195,316
-----------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (3.3)%                                                                    (111,466,064)
-----------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                      $3,338,729,252
-----------------------------------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
  @ Security exempt from registration under Section 4(2) of the Securities Act of 1933.
 ## SEC Rule 144A restriction.
 ^^ Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(S) As of June 30, 2005, the series had 11 securities representing $47,401,775 and 1.4% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
  < The rate shown represents an annualized yield at time of purchase.

Abbreviations:

ADR = American Depository Receipt
FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.
TBA = To Be Announced

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $115,215,972 of securities on loan
(identified cost, $3,241,468,131)                                                     $3,450,195,316
Cash                                                                                          31,223
Foreign currency, at value (identified cost, $297)                                               289
Receivable for investments sold                                                            5,105,298
Receivable for series shares sold                                                          3,721,758
Interest and dividends receivable                                                         16,084,721
Other assets                                                                                     497
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                   $3,475,139,102
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                        $15,556,972
Payable for TBA purchase commitments                                                       1,374,551
Payable for series shares reacquired                                                         851,416
Collateral for securities loaned, at value                                               118,034,068
Payable to affiliates
  Management fee                                                                              68,976
  Shareholder servicing costs                                                                  3,456
  Distribution fee                                                                             5,124
  Administrative services fee                                                                  1,129
Accrued expenses and other liabilities                                                       514,158
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                $136,409,850
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                     $3,338,729,252
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                       $3,063,698,888
Unrealized appreciation (depreciation) on investments and translation of assets
and liabilities in foreign currencies                                                    208,723,097
Accumulated undistributed net realized gain (loss) on investments and foreign
currency transactions                                                                     31,452,228
Accumulated undistributed net investment income                                           34,855,039
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                     $3,338,729,252
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                         165,107,791
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net asset value per share
  (net assets of $2,594,043,186 / 128,053,234 shares of beneficial interest
  outstanding)                                                                                                         $20.26
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net asset value per share
  (net assets of $744,686,066 / 37,054,557 shares of beneficial interest
  outstanding)                                                                                                         $20.10
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series received in investment income and paid in expenses.
It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Interest                                                                                 $29,447,555
  Dividends                                                                                 20,146,140
  Foreign taxes withheld                                                                      (327,682)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                           $49,266,013
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                           $11,777,687
  Distribution fee                                                                             843,145
  Shareholder servicing costs                                                                  550,168
  Administrative services fee                                                                  202,031
  Trustees' compensation                                                                        25,998
  Custodian fee                                                                                379,211
  Printing                                                                                     276,545
  Postage                                                                                        6,027
  Auditing fees                                                                                 29,507
  Legal fees                                                                                    50,348
  Shareholder solicitation expenses                                                            347,298
  Miscellaneous                                                                                  8,084
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                    $14,496,049
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                         (78,571)
  Reduction of expenses by investment adviser                                                   (7,261)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                      $14,410,217
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                             $34,855,796
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                  $57,873,140
  Foreign currency transactions                                                                (18,119)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $57,855,021
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                             $(69,389,074)
  Translation of assets and liabilities in foreign currencies                                  (20,327)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                       $(69,409,401)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                      $(11,554,380)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $23,301,416
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                    SIX MONTHS ENDED            YEAR ENDED
                                                                                             6/30/05              12/31/04
                                                                                         (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $34,855,796              $57,168,401
Net realized gain (loss) on investments and foreign currency transactions                 57,855,021              145,295,438
Net unrealized gain (loss) on investments and foreign currency translation               (69,409,401)              87,920,606
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $23,301,416             $290,384,445
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                         $(50,921,163)            $(32,901,330)
  Service Class                                                                          (12,933,984)              (7,121,596)

From net realized gain on investments and foreign currency transactions
  Initial Class                                                                          (99,830,806)                      --
  Service Class                                                                          (27,814,044)                      --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                           $(191,499,997)            $(40,022,926)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                     $463,716,124             $607,771,110
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                              $295,517,543             $858,132,629
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                 3,043,211,709            2,185,079,080
At end of period (including accumulated undistributed net investment income of
$34,855,039 and $63,854,390, respectively)                                            $3,338,729,252           $3,043,211,709
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned
(or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                             SIX MONTHS                              YEARS ENDED 12/31
                                                ENDED          ----------------------------------------------------------------
                                               6/30/05           2004           2003          2002           2001          2000
                                             (UNAUDITED)
Net asset value, beginning of period            $21.43          $19.58         $17.14         $18.60         $19.59       $17.75
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                            $0.23           $0.46          $0.38          $0.45          $0.51        $0.61

Net realized and unrealized gain (loss)
on investments and foreign currency              (0.12)           1.72           2.37          (1.37)         (0.46)        2.10
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $0.11           $2.18          $2.75         $(0.92)         $0.05        $2.71
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                      $(0.43)         $(0.33)        $(0.31)        $(0.30)        $(0.42)      $(0.44)

From net realized gain on investments and
foreign currency transactions                    (0.85)             --             --          (0.24)         (0.62)       (0.43)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                    $(1.28)         $(0.33)        $(0.31)        $(0.54)        $(1.04)      $(0.87)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $20.26          $21.43         $19.58         $17.14         $18.60       $19.59
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                              0.68++***      11.32***       16.32          (5.17)          0.25        16.02
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##              0.87+           0.83           0.84           0.86           0.89         0.90
Expenses after expense reductions##               0.87+           0.83           0.84           0.86           0.89         0.90
Net investment income(S)                          2.28+           2.28           2.14           2.58           2.75         3.40
Portfolio turnover                                  24              57             53             73             98           76
Net assets at end of period (000 Omitted)   $2,594,043      $2,406,156     $1,790,999     $1,036,038       $684,964     $351,870
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                        SIX MONTHS                  YEARS ENDED 12/31                   PERIOD
                                                          ENDED         -------------------------------------------     ENDED
                                                         6/30/05        2004        2003        2002         2001      12/31/00**
                                                       (UNAUDITED)

Net asset value, beginning of period                      $21.25       $19.44      $17.05      $18.54        $19.56      $17.07
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                      $0.21        $0.41       $0.33       $0.40         $0.45       $0.41

Net realized and unrealized gain (loss) on investments
and foreign currency                                       (0.12)        1.70        2.36       (1.36)        (0.44)       2.08
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           $0.09        $2.11       $2.69      $(0.96)        $0.01       $2.49
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                $(0.39)      $(0.30)     $(0.30)     $(0.29)       $(0.41)        $--

From net realized gain on investments and foreign
currency transactions                                      (0.85)          --          --       (0.24)        (0.62)         --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders              $(1.24)      $(0.30)     $(0.30)     $(0.53)       $(1.03)        $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $20.10       $21.25      $19.44      $17.05        $18.54      $19.56
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                        0.60++***   11.03***    16.00       (5.35)         0.02       14.59++
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                        1.12+        1.08        1.09        1.10          1.09        1.15+
Expenses after expense reductions##                         1.12+        1.08        1.09        1.10          1.09        1.15+
Net investment income(S)                                    2.03+        2.04        1.87        2.37          2.44        3.14+
Portfolio turnover                                            24           57          53          73            98          76
Net assets at end of period (000 Omitted)               $744,686     $637,055    $394,080    $175,535       $40,191      $3,553
--------------------------------------------------------------------------------------------------------------------------------

 ** For the period from the class' inception, May 1, 2000, through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(S) Effective January 1, 2001, the series adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Total Return Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2005, there were 105 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Bonds and other fixed income securities (other than short-term obligations) in the series' portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

The series may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The series holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the series may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the series' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the six months ended June 30, 2005, the series' custodian fees were reduced by $66,018 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the six months ended June 30, 2005, the series' miscellaneous expenses were reduced by $12,553 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, real estate investment trusts, wash sales and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:

                                                12/31/04        12/31/03
              Distributions declared from:
                Ordinary income              $40,022,926     $25,991,652

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income              $ 86,929,214
              Undistributed long-term capital gain        104,568,810
              Unrealized appreciation (depreciation)      251,730,921

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFSC, a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2005, the fee was $549,625, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2005, these costs amounted to $374.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The administrative services fee incurred for the six months ended June 30, 2005 was equivalent to an annual effective rate of 0.0129% of the series' average daily net assets.

TRUSTEES' COMPENSATION - The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $7,261, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. On July 28, 2004, the series accrued an estimate of the amount to be received pursuant to this matter in the amount of $81,860 which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the series on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations were as follows:

          U.S. government securities        $357,904,883    $244,198,704
          --------------------------------------------------------------
          Investments (non-U.S. government
            securities)                     $721,914,667    $496,360,811
          --------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                          $3,270,463,463
              ------------------------------------------------------
              Gross unrealized appreciation             $247,505,551
              Gross unrealized depreciation              (67,773,698)
              ------------------------------------------------------
              Net unrealized appreciation
              (depreciation)                            $179,731,853

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                Six months ended 6/30/05            Year ended 12/31/04
                                                                SHARES           AMOUNT           SHARES           AMOUNT
INITIAL CLASS SHARES
Shares sold                                                    11,716,586      $244,776,086      25,154,609      $502,817,541
Shares issued to shareholders in reinvestment
of distributions                                                7,660,161       150,751,969       1,694,198        32,901,330
Shares reacquired                                              (3,626,161)      (75,536,980)     (6,031,845)     (120,430,362)
------------------------------------------------------------------------------------------------------------------------------
Net change                                                     15,750,575      $319,991,075      20,816,962      $415,288,509

SERVICE CLASS SHARES
Shares sold                                                     6,429,205      $132,700,491      11,814,896      $234,580,214
Shares issued to shareholders in reinvestment
of distributions                                                2,086,432        40,748,028         368,995         7,121,596
Shares reacquired                                              (1,435,592)      (29,723,470)     (2,480,200)      (49,219,209)
------------------------------------------------------------------------------------------------------------------------------
Net change                                                      7,080,045      $143,725,049       9,703,691      $192,482,601

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2005 was $11,495 and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2005.

(7) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 6/30/05

At a special meeting of shareholders of MFS Total Return Series, which was held on March 23, 2005, the following action was taken:

ITEM 1. To elect a Board of Trustees:

                                                 NUMBER OF DOLLARS
                                    -------------------------------------------
NOMINEE                                 AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.              $6,200,001,830.46         $242,746,643.71
-------------------------------------------------------------------------------
David H. Gunning                     6,212,408,301.43          230,340,172.74
-------------------------------------------------------------------------------
William R. Gutow                     6,208,366,487.51          234,381,986.66
-------------------------------------------------------------------------------
Michael Hegarty                      6,209,214,813.88          233,533,660.29
-------------------------------------------------------------------------------
J. Atwood Ives                       6,201,517,772.03          241,230,702.14
-------------------------------------------------------------------------------
Amy B. Lane                          6,207,755,652.53          234,992,821.64
-------------------------------------------------------------------------------
Robert J. Manning                    6,210,847,081.29          231,901,392.88
-------------------------------------------------------------------------------
Lawrence T. Perera                   6,203,775,282.60          238,973,191.57
-------------------------------------------------------------------------------
Robert C. Pozen                      6,211,789,121.63          230,959,352.54
-------------------------------------------------------------------------------
J. Dale Sherratt                     6,202,492,597.10          240,255,877.07
-------------------------------------------------------------------------------
Laurie J. Thomsen                    6,205,475,472.40          237,273,001.77
-------------------------------------------------------------------------------

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS will be available on or before November 23, 2005 by clicking on "Variable Insurance Trust" in the "Products and Performance" section of the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VTR-SEM 8/05 54M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/05

MFS(R) STRATEGIC INCOME SERIES

A path for pursuing opportunity

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) STRATEGIC INCOME SERIES

Objective: Seeks high current income by investing in fixed income securities. Its secondary objective seeks to provide significant capital appreciation.

TABLE OF CONTENTS
------------------------------------------------

LETTER FROM THE CEO                            1
------------------------------------------------
PORTFOLIO COMPOSITION                          2
------------------------------------------------
EXPENSE TABLE                                  3
------------------------------------------------
PORTFOLIO OF INVESTMENTS                       4
------------------------------------------------
FINANCIAL STATEMENTS                          12
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 17
------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                22
------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION         22
------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                22
------------------------------------------------
CONTACT INFORMATION                   BACK COVER


-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE*

              Bonds                                      94.3%
              Cash & Other Net Assets                     5.5%
              Convertible Preferred Stock                 0.2%

              MARKET SECTORS*

              High Yield Corporates                      35.5%
              ------------------------------------------------
              International Bonds                        15.9%
              ------------------------------------------------
              Emerging Market Bonds                      14.8%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       9.5%
              ------------------------------------------------
              High Grade Corporates                       8.9%
              ------------------------------------------------
              Mortgage-Backed Securities                  6.0%
              ------------------------------------------------
              Cash and Other Net Assets                   5.5%
              ------------------------------------------------
              U.S. Government Agencies                    3.5%
              ------------------------------------------------
              Asset-Backed Securities                     0.2%
              ------------------------------------------------
              Domestic Convertibles                       0.2%
              ------------------------------------------------

              CREDIT QUALITY**

              AAA                                        32.0%
              ------------------------------------------------
              AA                                          1.0%
              ------------------------------------------------
              A                                           2.7%
              ------------------------------------------------
              BBB                                        14.4%
              ------------------------------------------------
              BB                                         20.9%
              ------------------------------------------------
              B                                          21.8%
              ------------------------------------------------
              CCC                                         5.4%
              ------------------------------------------------
              Not Rated                                   1.8%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             3.9
              ------------------------------------------------
              Average Life                            7.4 yrs.
              ------------------------------------------------
              Average Maturity***                    10.8 yrs.
              ------------------------------------------------
              Average Quality****                          BBB
              ------------------------------------------------
              Average Short-Term Quality                   A-1
              ------------------------------------------------

              COUNTRY WEIGHTINGS*

              United States                              63.0%
              ------------------------------------------------
              Russia                                      3.8%
              ------------------------------------------------
              Germany                                     3.0%
              ------------------------------------------------
              Brazil                                      2.8%
              ------------------------------------------------
              Mexico                                      2.8%
              ------------------------------------------------
              Ireland                                     2.5%
              ------------------------------------------------
              Spain                                       2.3%
              ------------------------------------------------
              Netherlands                                 2.0%
              ------------------------------------------------
              France                                      1.9%
              ------------------------------------------------
              Other Countries                            15.9%
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 6/ 30/05.
 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 6/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     1/01/05-
Share Class                 Ratio      1/01/05         6/30/05         6/30/05
-------------------------------------------------------------------------------
        Actual              0.90%     $1,000.00       $1,011.20         $4.49
Initial -----------------------------------------------------------------------
 Class  Hypothetical*       0.90%     $1,000.00       $1,020.33         $4.51
-------------------------------------------------------------------------------
        Actual              1.15%     $1,000.00       $1,008.50         $5.73
Service -----------------------------------------------------------------------
 Class  Hypothetical*       1.15%     $1,000.00       $1,019.09         $5.76
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/05


The Portfolio of Investments is a complete list of all securities owned by your portfolio.
It is categorized by broad-based asset classes.

Bonds - 97.1%

-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 2.8%
-----------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                 $   175,000     $    172,375
Echostar DBS Corp., 6.375%, 2011                                                                95,000           94,169
Emmis Operating Co., 6.875%, 2012                                                               45,000           44,550
Innova S. de R.L., 9.375%, 2013                                                                 51,000           57,503
Intelsat Ltd., 8.625%, 2015#                                                                    90,000           94,950
Lamar Media Corp., 7.25%, 2013                                                                 115,000          121,325
Liberty Media Corp., 5.7%, 2013                                                                100,000           93,010
News America Holdings, 7.7%, 2025                                                               37,000           44,785
Panamsat Holding Corp., 0% to 2005, 10.375% to 2014                                            120,000           82,500
Paxson Communications Corp., 0% to 2006, 12.25% to 2009                                        145,000          135,575
Spanish Broadcasting System, Inc., 9.625%, 2009                                                140,000          146,825
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,087,567
-----------------------------------------------------------------------------------------------------------------------
Airlines - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                                                   $    45,000     $     38,747
Continental Airlines, Inc., 7.566%, 2020                                                        87,461           72,032
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    110,779
-----------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.1%
-----------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 12.25%, 2012                                                           $    45,000     $     49,163
-----------------------------------------------------------------------------------------------------------------------

Asset Backed & Securitized - 9.6%
-----------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                            $   336,000     $    345,818
ARCap, Inc., 6.1%, 2045#                                                                       100,000           94,000
Asset Securitization Corp., 8.7809%, 2029#                                                      85,000           79,986
Asset Securitization Corp., FRN, 8.0064%, 2029                                                 122,044          127,322
Countrywide Asset-Backed Certificates, 4.575%, 2035                                             20,000           20,094
CPS Auto Receivables Trust, 2.89%, 2009#                                                        41,496           41,132
Crest Ltd., 7%, 2040#                                                                          137,000          133,251
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                          153,000          146,115
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                     185,000          188,164
Falcon Franchise Loan LLC, FRN, 3.804%, 2025^                                                  683,214          118,719
First Union National Bank Commercial Mortgage Trust, FRN, 0.9629%, 2043^#                    2,404,201          106,495
First Union-Lehman Brothers Bank of America, FRN, 0.50738%, 2035^                            5,195,899          107,301
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029#                               153,000          172,607
First Union-Lehman Brothers Commercial Mortgage Trust, FRN, 7.5%, 2029                         153,027          180,337
GE Capital Commercial Mortgage Corp., 6.496%, 2033                                             186,715          204,538
GMAC Commercial Mortgage Securities, Inc., 7.9079%, 2034#                                      147,000          163,160
Lehman Brothers Commercial Conduit Mortgage Trust, 1.1563%, 2030^                            1,559,968           47,694
Morgan Stanley Capital I, Inc., 7.18%, 2009                                                    140,000          148,307
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                    185,000          190,850
Morgan Stanley Capital I, Inc., 1.5639%, 2039^#                                              1,332,449          110,327
Mortgage Capital Funding, Inc., FRN, 0.830889%, 2031^                                        1,531,877           29,428
Mortgage Capital Funding, Inc., 6.337%, 2031                                                   180,206          188,999
Prudential Securities Secured Financing Corp., 7.4029%, 2013#                                  171,000          189,287
Salomon Brothers Mortgage Securities, Inc., FRN, 7.1418%, 2032#                                224,179          254,618
TIAA Real Estate CDO Ltd., 7.17%, 2032#                                                        277,510          288,878
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  3,677,427
-----------------------------------------------------------------------------------------------------------------------
Automotive - 1.9%
-----------------------------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014#                                                             $    10,000     $      8,400
Ford Motor Credit Co., 6.625%, 2008                                                            195,000          192,591
General Motors Acceptance Corp., 5.85%, 2009                                                   146,000          136,862
General Motors Corp., 8.375%, 2033                                                             282,000          235,470
Navistar International Corp., 7.5%, 2011                                                       120,000          122,400
TRW Automotive, Inc., 9.375%, 2013                                                              36,000           39,870
TRW Automotive, Inc., 11%, 2013                                                                  6,000            6,900
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    742,493
-----------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 3.0%
-----------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., FRN, 5.875%, 2014#                                         $   164,000     $    166,665
BNP Paribas, 5.186%, 2049#                                                                     103,000          104,135
Bosphorus Financial Services Ltd., 5.0681%, 2012#                                              100,000           97,000
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049#                                  100,000           98,243
DFS Funding Corp., 5.49%, 2010#                                                                114,000          114,285
Kazkommerts International B.V., 10.125%, 2007#                                                  14,000           15,190
Kazkommerts International B.V., 10.125%, 2007                                                   20,000           21,700
Kazkommerts International B.V., 8.5%, 2013                                                      20,000           21,200
Mizuho Financial Group, Inc., 5.79%, 2014#                                                     167,000          175,659
Turanalem Finance B.V., 8%, 2014#                                                              100,000          101,000
UFJ Finance Aruba AEC, 6.75%, 2013                                                              70,000           78,064
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049#                               125,000          150,089
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,143,230
-----------------------------------------------------------------------------------------------------------------------
Basic Industry - 0.1%
-----------------------------------------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                                                 $    40,000     $     33,600
-----------------------------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 2.2%
-----------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014#                                                $   160,000     $    159,200
Continental Cablevision, Inc., 9.5%, 2013                                                      187,000          196,635
CSC Holdings, Inc., 8.125%, 2009                                                               165,000          167,063
Mediacom Broadband LLC, 9.5%, 2013                                                              50,000           49,875
Mediacom Broadband LLC, 11%, 2013                                                               50,000           54,125
Rogers Cable, Inc., 5.5%, 2014                                                                 109,000          102,733
TCI Communications, Inc., 9.8%, 2012                                                            81,000          103,170
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    832,801
-----------------------------------------------------------------------------------------------------------------------
Building - 0.6%
-----------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                 $    70,000     $     74,531
Jacuzzi Brands, Inc., 9.625%, 2010                                                              40,000           43,800
Nortek Holdings, Inc., 8.5%, 2014                                                               70,000           65,100
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014#                                             105,000           49,350
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    232,781
-----------------------------------------------------------------------------------------------------------------------
Business Services - 1.4%
-----------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                                          $   185,000     $    191,475
Iron Mountain, Inc., 7.75%, 2015                                                                20,000           20,100
Lucent Technologies, Inc., 5.5%, 2008                                                          150,000          148,875
Xerox Corp., 7.625%, 2013                                                                      160,000          172,200
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    532,650
-----------------------------------------------------------------------------------------------------------------------
Chemicals - 2.3%
-----------------------------------------------------------------------------------------------------------------------
BCP Crystal Holdings Corp., 9.625%, 2014                                                   $   143,000     $    160,160
Equistar Chemicals LP, 10.625%, 2011                                                           100,000          110,375
Huntsman International LLC, 10.125%, 2009                                                       90,000           92,588
Kronos International, Inc., 8.875%, 2009                                                 EUR    10,000           12,814
Lyondell Chemical Co., 11.125%, 2012                                                       $   125,000          141,875
Nalco Co., 7.75%, 2011                                                                          55,000           58,575
Nalco Finance Holdings LLC, 0% to 2009, 9% to 2014                                              75,000           55,406
Nova Chemicals Corp., 6.5%, 2012                                                               125,000          121,250
Rhodia S.A., 8.875%, 2011                                                                      130,000          125,125
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    878,168
-----------------------------------------------------------------------------------------------------------------------
Construction - 0.2%
-----------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8%, 2009                                                                $    80,000     $     87,632
-----------------------------------------------------------------------------------------------------------------------

Consumer Goods & Services - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Church & Dwight, Inc., 6%, 2012                                                            $   110,000     $    111,100
Revlon Consumer Products Corp., 9.5%, 2011                                                     105,000           99,225
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    210,325
-----------------------------------------------------------------------------------------------------------------------
Containers - 1.1%
-----------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                                                   $    55,000     $     60,775
Huntsman Packaging Corp., 13%, 2010                                                             15,000           12,150
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                              85,000           90,313
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                              165,000          179,231
Pliant Corp., 13%, 2010                                                                        100,000           81,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    423,469
-----------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.4%
-----------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                                            $   170,000     $    170,000
-----------------------------------------------------------------------------------------------------------------------

Electronics - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                                                 $   100,000     $    103,500
-----------------------------------------------------------------------------------------------------------------------

Emerging Market Quasi-Sovereign - 2.2%
-----------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013#                                                                 $   110,000     $    134,750
Gazprom OAO, 9.625%, 2013                                                                       80,000           98,000
Gazprom OAO, 8.625%, 2034#                                                                     109,000          136,659
Pemex Project Funding Master Trust, 7.375%, 2014                                                83,000           93,085
Pemex Project Funding Master Trust, 8.625%, 2022                                                92,000          113,390
Petroliam Nasional Berhad, 7.875%, 2022                                                        115,000          146,359
Petronas Capital Ltd., 7.875%, 2022#                                                           100,000          127,269
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    849,512
-----------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 9.6%
-----------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                                       $   721,955     $    739,102
Federal Republic of Brazil, 8.875%, 2019                                                       217,000          230,020
Federal Republic of Brazil, 4.25%, 2024                                                        100,000           94,000
Republic of Argentina, FRN, 3.01%, 2012                                                        329,000          297,581
Republic of Colombia, 11.75%, 2020                                                              53,000           69,695
Republic of Panama, 9.375%, 2023                                                               115,000          142,025
Republic of Panama, 9.375%, 2029                                                               115,000          142,313
Republic of Peru, 9.875%, 2015                                                                 179,000          221,513
Republic of South Africa, 9.125%, 2009                                                          33,000           38,280
Republic of South Africa, 8.5%, 2017                                                            70,000           90,388
Republic of Turkey, 7.25%, 2015                                                                 38,000           39,140
Republic of Turkey, 7%, 2020                                                                    20,000           19,550
Russian Federation, 3%, 2008                                                                   200,000          188,700
Russian Federation, 3%, 2011                                                                   400,000          352,000
Russian Federation, 11%, 2018                                                                  128,000          190,938
Russian Federation, 5%, 2030                                                                    95,000          106,058
State of Qatar, 9.75%, 2030                                                                     88,000          136,620
United Mexican States, 6.625%, 2015                                                            117,000          128,759
United Mexican States, 8.125%, 2019                                                            265,000          325,288
United Mexican States, 8.3%, 2031                                                              103,000          128,235
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  3,680,205
-----------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.7%
-----------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                        $   140,000     $    151,900
Chesapeake Energy Corp., 6.375%, 2015#                                                          35,000           35,875
Encore Acquisition Co., 6.25%, 2014                                                             70,000           70,875
Kerr-McGee Corp., 6.95%, 2024                                                                  170,000          175,656
Newfield Exploration Co., 6.625%, 2014                                                          70,000           73,325
Pioneer Natural Resource Co., 6.5%, 2008                                                        69,000           71,482
Plains Exploration & Production Co., 7.125%, 2014                                               70,000           74,900
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    654,013
-----------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                                                             $    34,000     $     38,039
Tyumen Oil Co., 11%, 2007                                                                       56,000           61,950
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $     99,989
-----------------------------------------------------------------------------------------------------------------------
Entertainment - 1.0%
-----------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                        $   101,000     $     99,106
Loews Cineplex Entertainment Corp., 9%, 2014#                                                   55,000           53,213
Six Flags, Inc., 9.75%, 2013                                                                   150,000          141,563
Turner Broadcasting System, Inc., 8.375%, 2013                                                  70,000           85,844
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    379,726
-----------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.9%
-----------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                     $   130,000     $    132,600
Georgia-Pacific Corp., 9.375%, 2013                                                             70,000           79,188
Georgia-Pacific Corp., 7.25%, 2028                                                             115,000          123,050
Graphic Packaging International, Inc., 8.5%, 2011                                               90,000           92,700
JSG Funding PLC, 7.75%, 2015#                                                            EUR    95,000           90,728
MDP Acquisitions PLC, 9.625%, 2012                                                         $    95,000           95,000
Stone Container Corp., 7.375%, 2014                                                            110,000          103,400
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    716,666
-----------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.7%
-----------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                                             $   110,000     $    112,750
Host Marriott LP, 7.125%, 2013                                                                  90,000           93,825
Host Marriott LP, 6.375%, 2015#                                                                 90,000           89,100
MGM Mirage, Inc., 8.375%, 2011                                                                 195,000          212,550
Pinnacle Entertainment, Inc., 8.75%, 2013                                                      120,000          127,200
Royal Caribbean Cruises Ltd., 8%, 2010                                                          95,000          105,213
Scientific Games Corp., 6.25%, 2012#                                                            85,000           85,850
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                        100,000          112,750
Station Casinos, Inc., 6.5%, 2014                                                               85,000           86,700
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,025,938
-----------------------------------------------------------------------------------------------------------------------
Industrial - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011#                                                     $   145,000     $    156,600
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                               80,000           81,200
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                                     115,000           81,794
Williams Scotsman, Inc., 9.875%, 2007                                                           50,000           50,250
Williams Scotsman, Inc., 10%, 2008                                                              15,000           16,577
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    386,421
-----------------------------------------------------------------------------------------------------------------------
Insurance - 1.1%
-----------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                                            $   389,000     $    377,282
Willis Group North America, Inc., 5.625%, 2015                                                  44,000           44,282
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    421,564
-----------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Allianz AG, 5.5%, 2049                                                                   EUR   105,000     $    139,694
-----------------------------------------------------------------------------------------------------------------------

International Market Sovereign - 15.5%
-----------------------------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.65%, 2009                                                        CAD    45,000     $     38,596
Commonwealth of Australia, 6%, 2017                                                      AUD   113,000           92,294
Federal Republic of Germany, 3.5%, 2008                                                  EUR   492,000          618,700
Federal Republic of Germany, 6.25%, 2030                                                 EUR    63,000          108,159
Government of Canada, 5.5%, 2009                                                         CAD    60,000           53,040
Government of Canada, 5.25%, 2012                                                        CAD   118,000          105,637
Government of Canada, 4.5%, 2015                                                         CAD    18,000           15,425
Government of New Zealand, 7%, 2009                                                      NZD    85,000           61,558
Government of New Zealand, 6.5%, 2013                                                    NZD   640,000          466,313
Government of New Zealand, 6%, 2015                                                      NZD    53,000           37,625
Kingdom of Netherlands, 5.75%, 2007                                                      EUR   310,000          397,038
Kingdom of Netherlands, 3.75%, 2009                                                      EUR   286,000          364,183
Kingdom of Norway, 6.5%, 2013                                                            NOK   325,000           60,484
Kingdom of Spain, 6%, 2008                                                               EUR   258,000          341,740
Kingdom of Spain, 5.35%, 2011                                                            EUR   363,000          505,254
Republic of Austria, 5.5%, 2007                                                          EUR   222,000          288,738
Republic of Finland, 3%, 2008                                                            EUR   454,000          561,894
Republic of Finland, 5.375%, 2013                                                        EUR    44,000           62,465
Republic of France, 4.75%, 2007                                                          EUR   355,000          451,987
Republic of France, 6%, 2025                                                             EUR    20,000           32,573
Republic of Ireland, 4.25%, 2007                                                         EUR   511,000          647,596
Republic of Ireland, 4.6%, 2016                                                          EUR    34,000           46,477
United Kingdom Treasury, 5.75%, 2009                                                     GBP   138,000          264,138
United Kingdom Treasury, 8%, 2015                                                        GBP   133,000          315,476
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  5,937,390
-----------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                           $    59,000     $     66,670
Terex Corp., 10.375%, 2011                                                                      85,000           92,225
Terex Corp., 7.375%, 2014                                                                      125,000          129,375
United Rentals, Inc., 6.5%, 2012                                                               220,000          216,425
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    504,695
-----------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                                                     $    67,000     $     76,024
DaVita, Inc., 6.625%, 2013#                                                                     35,000           36,138
HCA, Inc., 6.375%, 2015                                                                        115,000          119,325
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    231,487
-----------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.5%, 2014                                                           $    15,000     $     14,813
Foundation PA Coal Co., 7.25%, 2014                                                             10,000           10,500
International Steel Group, Inc., 6.5%, 2014                                                     91,000           87,360
Peabody Energy Corp., 6.875%, 2013                                                              90,000           95,400
Phelps Dodge Corp., 8.75%, 2011                                                                 74,000           89,471
U.S. Steel Corp., 9.75%, 2010                                                                   67,000           72,360
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    369,904
-----------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 6.5%
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017 - 2034                                                                $   909,939     $    935,410
Fannie Mae, 5.5%, 2020 - 2034                                                                1,314,083        1,344,493
Fannie Mae TBA, 5%, 2099                                                                       192,000          192,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  2,471,903
-----------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.4%
-----------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                                             $    35,000     $     38,392
CenterPoint Energy Resources Corp., 7.875%, 2013                                               192,000          228,064
El Paso Energy Corp., 7%, 2011                                                                  60,000           59,850
El Paso Energy Corp., 7.75%, 2013                                                              110,000          117,425
Enterprise Products Operating LP, 6.375%, 2013                                                 100,000          108,357
Southern Natural Gas Co., Inc., 8.875%, 2010                                                   135,000          148,085
Williams Cos., Inc., 7.125%, 2011                                                              205,000          221,400
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    921,573
-----------------------------------------------------------------------------------------------------------------------
Oil Services - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A., 10%, 2010                                                   $   120,000     $    134,400
-----------------------------------------------------------------------------------------------------------------------

Printing & Publishing - 1.6%
-----------------------------------------------------------------------------------------------------------------------
Cenveo, Inc., 9.625%, 2012                                                                 $   100,000     $    108,000
Dex Media East LLC, 9.875%, 2009                                                               100,000          110,250
Dex Media West LLC, 9.875%, 2013                                                               142,000          161,880
Lighthouse International Co. S.A., 8%, 2014#                                             EUR    80,000           99,855
MediaNews Group, Inc., 6.875%, 2013                                                        $   135,000          133,819
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    613,804
-----------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.1%
-----------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                                              $    25,000     $     29,250
-----------------------------------------------------------------------------------------------------------------------

Restaurants - 0.2%
-----------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                            $    54,000     $     65,428
-----------------------------------------------------------------------------------------------------------------------

Retailers - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                              $   125,000     $    131,250
Limited Brands, Inc., 5.25%, 2014                                                              113,000          109,195
Rite Aid Corp., 9.25%, 2013                                                                     60,000           58,800
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    299,245
-----------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                               $   135,000     $    139,050
-----------------------------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 2.8%
-----------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                                          $    84,000     $     94,185
American Tower Corp., 7.125%, 2012                                                              70,000           74,025
American Tower Escrow Corp., 0%, 2008                                                          125,000           95,938
Centennial Communications Corp., 10.125%, 2013                                                 195,000          220,350
Mobile TeleSystems OJSC, 9.75%, 2008#                                                          101,000          108,575
Nextel Communications, Inc., 5.95%, 2014                                                       195,000          202,556
Rogers Wireless, Inc., 7.5%, 2015                                                              110,000          119,625
Rural Cellular Corp., 9.875%, 2010                                                             110,000          113,575
U.S. Unwired, Inc., 10%, 2012                                                                   50,000           55,625
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,084,454
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.9%
-----------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                   $   168,000     $    187,530
Deutsche Telekom International Finance B.V., 8%, 2010                                           58,000           67,218
Eircom Funding PLC, 8.25%, 2013                                                                 60,000           65,100
MCI, Inc., 8.735%, 2014                                                                        100,000          112,125
Qwest Services Corp., 13.5%, 2010                                                              105,000          121,275
Telecom Italia S.p.A., 5.625%, 2007                                                      EUR    96,000          121,780
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                            $    60,000           57,900
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    732,928
-----------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%
-----------------------------------------------------------------------------------------------------------------------
R. J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                         $   114,000     $    115,995
-----------------------------------------------------------------------------------------------------------------------

U.S. Government Agencies - 3.5%
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2006                                                                    $   190,000     $    188,929
Fannie Mae, 4.25%, 2007                                                                        400,000          401,292
Small Business Administration, 6.35%, 2021                                                     154,361          165,480
Small Business Administration, 4.99%, 2024                                                     221,077          226,288
Small Business Administration, 4.625%, 2025                                                    100,000          100,424
Small Business Administration, 4.86%, 2025                                                     250,000          254,149
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,336,562
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 3.8%
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25%, 2008##                                                         $   635,000     $    627,087
U.S. Treasury Notes, 0.875%, 2010                                                               75,997           74,120
U.S. Treasury Notes, 3%, 2012                                                                   86,566           95,080
U.S. Treasury Notes, 2%, 2014                                                                  366,413          377,563
U.S. Treasury Notes, 1.625%, 2015                                                              272,049          271,061
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,444,911
-----------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 5.2%
-----------------------------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015#                                                                       $   175,000     $    196,438
Allegheny Energy Supply Co. LLC, 8.25%, 2012#                                                  185,000          207,200
Beaver Valley Funding Corp., 9%, 2017                                                          173,000          205,278
CMS Energy Corp., 8.5%, 2011                                                                   100,000          111,500
DPL, Inc., 6.875%, 2011                                                                        135,000          145,800
Duke Capital Corp., 8%, 2019                                                                    66,000           81,684
Dynegy Holdings, Inc., 9.875%, 2010#                                                            80,000           88,400
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                              50,000           58,072
Enersis S.A., 7.375%, 2014                                                                     136,000          146,791
MSW Energy Holdings LLC, 7.375%, 2010                                                           70,000           71,750
NorthWestern Corp., 5.875%, 2014#                                                              105,000          107,625
NRG Energy, Inc., 8%, 2013#                                                                    203,000          214,165
Texas Genco LLC, 6.875%, 2014#                                                                 180,000          189,450
TXU Corp., 5.55%, 2014#                                                                        155,000          150,323
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,974,476
-----------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $36,270,369)                                                                 $ 37,076,768
-----------------------------------------------------------------------------------------------------------------------

Convertible Preferred Stock - 0.1%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES         $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Automotive - 0.1%
-----------------------------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5% (Identified Cost, $72,356)                                 1,380     $     55,655
-----------------------------------------------------------------------------------------------------------------------

Preferred Stock - 0%
-----------------------------------------------------------------------------------------------------------------------
Real Estate - 0%
-----------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", 8.75% (Identified Cost, $7,521)                                        275     $      7,447
-----------------------------------------------------------------------------------------------------------------------

Short-Term Obligation - 1.8%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       PAR AMOUNT         $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.43%, due 7/01/05, at Amortized Cost<                            $   692,000     $    692,000
-----------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $37,042,246)                                                           $ 37,831,870
-----------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.0%                                                                           366,604
-----------------------------------------------------------------------------------------------------------------------

Net Assets - 100.0%                                                                                        $ 38,198,474
-----------------------------------------------------------------------------------------------------------------------
 # SEC Rule 144A restriction.
## All or a portion of the security has been segregated as collateral for an open futures contract.
 ^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
 < The rate shown represents an annualized yield at time of purchase.
FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S.
dollar. A list of abbreviations is shown below.

              AUD = Australian Dollar                     GBP = British Pound
              CAD = Canadian Dollar                       NOK = Norwegian Krone
              CHF = Swiss Franc                           NZD = New Zealand Dollar
              DKK = Danish Krone
              EUR = Euro

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $37,042,246)                                       $37,831,870
Cash                                                                                            13,951
Receivable for forward foreign currency exchange contracts                                      68,745
Receivable for series shares sold                                                               29,967
Interest and dividends receivable                                                              607,556
Other assets                                                                                       249
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $38,552,338
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                                        $11,583
Payable for forward foreign currency exchange contracts subject to master netting
agreements                                                                                      71,144
Payable for daily variation margin on open futures contracts                                     5,891
Payable for investments purchased                                                              233,288
Payable for series shares reacquired                                                             3,891
Payable to affiliates
  Management fee                                                                                   785
  Shareholder servicing costs                                                                      164
  Distribution fee                                                                                  41
  Administrative services fee                                                                       17
Accrued expenses and other liabilities                                                          27,060
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                    $353,864
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $38,198,474
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                            $36,513,666
Unrealized appreciation on investments and translation of assets and liabilities
in foreign currencies                                                                          757,378
Accumulated undistributed net realized gain on investments and foreign currency
transactions                                                                                   422,138
Accumulated undistributed net investment income                                                505,292
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $38,198,474
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           3,624,777
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net asset value per share
  (net assets of $32,292,602 / 3,059,340 shares of beneficial interest outstanding)                                    $10.56
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net asset value per share
  (net assets of $5,905,872 / 565,437 shares of beneficial interest outstanding)                                       $10.44
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series received in investment income and paid in expenses.
It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/05
NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Interest                                                                                   $1,175,411
  Dividends                                                                                       2,543
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $1,177,954
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                               $142,480
  Distribution fee                                                                                6,500
  Shareholder servicing costs                                                                     6,981
  Administrative services fee                                                                     2,697
  Trustees' compensation                                                                            691
  Custodian fee                                                                                  21,351
  Printing                                                                                       13,826
  Auditing fees                                                                                  27,209
  Legal fees                                                                                      1,065
  Shareholder solicitation expenses                                                               2,801
  Miscellaneous                                                                                   9,079
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $234,680
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                             (935)
  Reduction of expenses by investment adviser                                                   (56,385)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $177,360
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $1,000,594
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                      $461,247
  Futures contracts                                                                             (84,952)
  Foreign currency transactions                                                                 138,009
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                            $514,304
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                               $(1,315,840)
  Futures contracts                                                                              22,894
  Translation of assets and liabilities in foreign currencies                                   158,828
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                        $(1,134,118)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                         $(619,814)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                                 $380,780
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                                                   SIX MONTHS ENDED                YEAR ENDED
                                                                                            6/30/05                  12/31/04
                                                                                        (UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                       $1,000,594             $2,118,514
Net realized gain (loss) on investments and foreign currency transactions                      514,304              1,337,331
Net unrealized gain (loss) on investments and foreign currency translation                  (1,134,118)              (735,854)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                          $380,780             $2,719,991
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                            $(2,203,761)           $(1,839,639)
  Service Class                                                                               (361,504)              (538,335)
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                               (115,412)                    --
  Service Class                                                                                (19,697)                    --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                               $(2,700,374)           $(2,377,974)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                         $2,318,049            $(7,136,351)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                     $(1,545)           $(6,794,334)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                      38,200,019             44,994,353
At end of period (including accumulated undistributed net investment income of
$505,292 and $2,069,963, respectively)                                                     $38,198,474            $38,200,019
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned
(or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                 SIX MONTHS                          YEARS ENDED 12/31
                                                    ENDED        -------------------------------------------------------------
                                                   6/30/05        2004          2003         2002          2001          2000
                                                 (UNAUDITED)
Net asset value, beginning of period               $11.25        $11.02        $10.53        $10.09        $10.01        $10.03
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                               $0.29         $0.59         $0.55         $0.50         $0.50         $0.61

Net realized and unrealized gain (loss) on
investments and foreign currency                    (0.18)         0.22          0.51          0.32         (0.04)        (0.15)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.11         $0.81         $1.06         $0.82         $0.46         $0.46
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                         $(0.76)       $(0.58)       $(0.57)       $(0.38)       $(0.38)       $(0.48)

From net realized gain on investments and
foreign currency transactions                       (0.04)           --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.80)       $(0.58)       $(0.57)       $(0.38)       $(0.38)       $(0.48)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.56        $11.25        $11.02        $10.53        $10.09        $10.01
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&**                               1.12++        7.73         10.38          8.40          4.75          4.90
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                 1.20+         1.08          1.11          1.10          1.12          1.09
Expenses after expense reductions##                  0.90+         0.90          0.90          0.90          0.92          0.96
Net investment income(S)                             5.31+         5.41          5.16          4.85          4.99          6.21
Portfolio turnover                                     40            69           146           249           171            93
Net assets at end of period (000 Omitted)         $32,293       $33,700       $35,888       $37,505       $47,484       $50,782
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                   SIX MONTHS                   YEARS ENDED 12/31                       PERIOD
                                                     ENDED         -----------------------------------------------      ENDED
                                                    6/30/05         2004          2003         2002           2001     12/31/00*
                                                  (UNAUDITED)

Net asset value, beginning of period                 $11.13        $10.91        $10.45        $10.03         $9.97       $9.47
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 $0.27         $0.57         $0.52         $0.44         $0.45       $0.32

Net realized and unrealized gain (loss) on
investments and foreign currency                      (0.19)         0.21          0.50          0.36         (0.01)       0.18^
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $0.08         $0.78         $1.02         $0.80         $0.44       $0.50
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                           $(0.73)       $(0.56)       $(0.56)       $(0.38)       $(0.38)        $--

From net realized gain on investments and foreign
currency transactions                                 (0.04)           --            --            --            --          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(0.77)       $(0.56)       $(0.56)       $(0.38)       $(0.38)        $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $10.44        $11.13        $10.91        $10.45        $10.03       $9.97
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&**                                 0.85++        7.54         10.10          8.19          4.56        5.28++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                   1.45+         1.32          1.36          1.35          1.32        1.25+
Expenses after expense reductions##                    1.15+         1.14          1.15          1.15          1.12        1.12+
Net investment income(S)                               5.08+         5.01          4.86          4.50          4.64        6.57+
Portfolio turnover                                       40            69           146           249           171          93
Net assets at end of period (000 Omitted)            $5,906        $4,500        $9,106        $3,390          $339         $10
-------------------------------------------------------------------------------------------------------------------------------

  * For the period from the Service Class inception, May 1, 2000, through December 31, 2000.
 ** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(S) Effective January 1, 2001, the series adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Variable Insurance Trust - MFS Strategic Income Series (the series) is a non-diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2005, there were 35 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the series' portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FUTURES CONTRACTS - The series may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the series is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the series each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the series. The series' investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the series' relative position in one or more currencies without buying and selling portfolio assets. Investments in equity index contracts or contracts on related options for purposes other than hedging, may be made when the series has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the series may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The series may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

The series may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The series holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the series may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the series' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The series may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, straddle loss deferrals, derivatives, wash sales, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:

                                                      12/31/04        12/31/03
Distributions declared from:
  Ordinary income                                   $2,377,974      $2,408,613

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income              $2,564,253
              Undistributed long-term capital gain1          34,125
              Unrealized appreciation (depreciation)      1,983,006
              Other temporary differences                  (676,982)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

The investment adviser has contractually agreed to pay a portion of the series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the series' average daily net assets. This is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until April 30, 2006, unless the series' Board of Trustees consents to an earlier revision or termination of this agreement.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFSC, a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2005, the fee was $6,686, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2005, these costs amounted to $236.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

The administrative services fee incurred for the six months ended June 30, 2005 was equivalent to an annual effective rate of 0.0142% of the series' average daily net assets.

TRUSTEES' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $88, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                               PURCHASES         SALES

          U.S. government securities          $4,104,837    $2,783,481
          ------------------------------------------------------------
          Investments (non-U.S. government
            securities)                      $12,898,004   $12,036,909
          ------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                             $37,177,511
              ------------------------------------------------------
              Gross unrealized appreciation               $1,110,079
              Gross unrealized depreciation                 (455,720)
              ------------------------------------------------------
              Net unrealized appreciation (depreciation)    $654,359

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                     Six months ended 6/30/05         Year ended 12/31/04
                                                                      SHARES         AMOUNT         SHARES          AMOUNT
INITIAL CLASS SHARES
Shares sold                                                            256,324      $2,809,918        604,373       $6,619,896
Shares issued to shareholders in reinvestment
of distributions                                                       224,075       2,319,173        175,706        1,839,639
Shares reacquired                                                     (415,770)     (4,541,318)    (1,041,132)     (11,244,960)
---------------------------------------------------------------------------------------------------------------------------------
Net change                                                              64,629        $587,773       (261,053)     $(2,785,425)

SERVICE CLASS SHARES
Shares sold                                                            154,848      $1,680,142        295,864       $3,199,156
Shares issued to shareholders in reinvestment
of distributions                                                        37,190         381,201         51,913          538,335
Shares reacquired                                                      (31,060)       (331,067)      (777,967)      (8,088,417)
---------------------------------------------------------------------------------------------------------------------------------
Net change                                                             160,978      $1,730,276       (430,190)     $(4,350,926)

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2005 was $128, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2005.

(7) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                                                                      NET
                                          IN                       UNREALIZED
                    CONTRACTS TO       EXCHANGE    CONTRACTS      APPRECIATION
  SETTLEMENT DATE  DELIVER/RECEIVE       FOR        AT VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------
SALES

          8/08/05  AUD    145,000      $108,750     $110,106        $(1,356)
8/08/05 - 8/24/05  EUR  3,099,667     3,785,706    3,752,796         32,910
7/06/05 - 9/06/05  GBP    627,858     1,157,134    1,123,442         33,692
          8/08/05  NZD    824,944       573,955      571,999          1,956
                                     ----------   ----------        -------
                                     $5,625,545   $5,558,343        $67,202
                                     ==========   ==========        =======
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PURCHASES

          7/06/05  AUD     23,938       $18,027      $18,214           $187
          9/07/05  CHF    237,056       190,132      185,700         (4,432)
          7/11/05  DKK     33,657         5,864        5,461           (403)
8/08/05 - 8/24/05  EUR    269,858       330,013      326,720         (3,293)
          7/06/05  GBP    313,929       562,759      562,277           (482)
          7/07/05  NOK    806,106       124,856      123,239         (1,617)
                                     ----------   ----------        -------
                                     $1,231,651   $1,221,611       $(10,040)
                                     ==========   ==========       ========
--------------------------------------------------------------------------------

At June 30, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $71,144 with Merrill Lynch International.

At June 30, 2005, the series had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts
                                                                    UNREALIZED
                                                                   APPRECIATION
DESCRIPTION              EXPIRATION      CONTRACTS    POSITION    (DEPRECIATION)

U.S. Treasury Notes
  10 Year Futures      September 2005         29       Short         $(10,768)

At June 30, 2005, the series had sufficient cash and/or securities to cover any margin requirements under these contracts.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 6/30/05

At a special meeting of shareholders of MFS Strategic Income Series, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                 NUMBER OF DOLLARS
                                    --------------------------------------------
NOMINEE                                 AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.              $6,200,001,830.46         $242,746,643.71
-------------------------------------------------------------------------------
David H. Gunning                     6,212,408,301.43          230,340,172.74
-------------------------------------------------------------------------------
William R. Gutow                     6,208,366,487.51          234,381,986.66
-------------------------------------------------------------------------------
Michael Hegarty                      6,209,214,813.88          233,533,660.29
-------------------------------------------------------------------------------
J. Atwood Ives                       6,201,517,772.03          241,230,702.14
-------------------------------------------------------------------------------
Amy B. Lane                          6,207,755,652.53          234,992,821.64
-------------------------------------------------------------------------------
Robert J. Manning                    6,210,847,081.29          231,901,392.88
-------------------------------------------------------------------------------
Lawrence T. Perera                   6,203,775,282.60          238,973,191.57
-------------------------------------------------------------------------------
Robert C. Pozen                      6,211,789,121.63          230,959,352.54
-------------------------------------------------------------------------------
J. Dale Sherratt                     6,202,492,597.10          240,255,877.07
-------------------------------------------------------------------------------
Laurie J. Thomsen                    6,205,475,472.40          237,273,001.77
-------------------------------------------------------------------------------

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS will be available on or before November 23, 2005 by clicking on "Variable Insurance Trust" in the "Products and Performance" section of the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                               VWG-SEM 8/05 4M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/05

MFS(R) INVESTORS GROWTH STOCK SERIES

A path for pursuing opportunity

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) INVESTORS GROWTH STOCK SERIES

Objective: Seeks to provide long-term growth of capital and future income rather than current income.

TABLE OF CONTENTS
------------------------------------------------

LETTER FROM THE CEO                            1
------------------------------------------------
PORTFOLIO COMPOSITION                          2
------------------------------------------------
EXPENSE TABLE                                  3
------------------------------------------------
PORTFOLIO OF INVESTMENTS                       4
------------------------------------------------
FINANCIAL STATEMENTS                          10
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 15
------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                19
------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION         19
------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                19
------------------------------------------------
CONTACT INFORMATION                   BACK COVER


-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     96.7%
              Cash & Other Net Assets                     3.3%

              TOP TEN HOLDINGS

              Microsoft Corp.                             3.4%
              ------------------------------------------------
              Cisco Systems, Inc.                         3.4%
              ------------------------------------------------
              Johnson & Johnson                           3.4%
              ------------------------------------------------
              Wyeth                                       2.8%
              ------------------------------------------------
              Amgen, Inc.                                 2.6%
              ------------------------------------------------
              Dell, Inc.                                  2.5%
              ------------------------------------------------
              Oracle Corp.                                2.4%
              ------------------------------------------------
              Abbott Laboratories                         2.1%
              ------------------------------------------------
              Wal-Mart Stores, Inc.                       1.9%
              ------------------------------------------------
              Eli Lilly & Co.                             1.8%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 28.9%
              ------------------------------------------------
              Health Care                                25.2%
              ------------------------------------------------
              Retailing                                  11.2%
              ------------------------------------------------
              Leisure                                     6.9%
              ------------------------------------------------
              Consumer Staples                            5.3%
              ------------------------------------------------
              Financial Services                          5.2%
              ------------------------------------------------
              Industrial Goods & Services                 4.7%
              ------------------------------------------------
              Energy                                      2.3%
              ------------------------------------------------
              Special Products & Services                 2.3%
              ------------------------------------------------
              Basic Materials                             1.7%
              ------------------------------------------------
              Transportation                              1.1%
              ------------------------------------------------
              Utilities & Communications                  1.1%
              ------------------------------------------------
              Autos & Housing                             0.8%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     1/01/05-
Share Class                 Ratio      1/01/05         6/30/05         6/30/05
-------------------------------------------------------------------------------
        Actual              0.91%    $1,000.00          $978.40          $4.46
Initial -----------------------------------------------------------------------
 Class  Hypothetical*       0.91%    $1,000.00        $1,020.28          $4.56
-------------------------------------------------------------------------------
        Actual              1.16%    $1,000.00          $976.90          $5.69
Service -----------------------------------------------------------------------
 Class  Hypothetical*       1.16%    $1,000.00        $1,019.04          $5.81
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 96.7%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Aerospace - 1.2%
-----------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                           15,040     $    975,645
Northrop Grumman Corp.                                                                          21,700        1,198,925
United Technologies Corp.                                                                       63,200        3,245,320
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  5,419,890
-----------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.0%
-----------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A                                                             5,900     $    453,803
Nike, Inc., "B"                                                                                 29,100        2,520,060
Polo Ralph Lauren Corp., "A"^                                                                    4,080          175,889
Reebok International Ltd.^                                                                      33,640        1,407,161
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  4,556,913
-----------------------------------------------------------------------------------------------------------------------
Automotive - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                           42,020     $  2,084,192
-----------------------------------------------------------------------------------------------------------------------

Banks & Credit Companies - 2.6%
-----------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                            37,850     $  2,014,756
Citigroup, Inc.                                                                                 61,410        2,838,984
Countrywide Financial Corp.                                                                     56,960        2,199,226
SLM Corp.                                                                                       89,880        4,565,904
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 11,618,870
-----------------------------------------------------------------------------------------------------------------------
Biotechnology - 5.1%
-----------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                   192,420     $ 11,633,713
Biogen Idec, Inc.*                                                                              35,120        1,209,884
Genzyme Corp.*                                                                                  79,860        4,798,787
Gilead Sciences, Inc.*                                                                          85,170        3,746,628
ImClone Systems, Inc.^*                                                                         26,410          817,918
MedImmune, Inc.*                                                                                21,960          586,771
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 22,793,701
-----------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.4%
-----------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                                                     49,330     $    564,829
Comcast Corp., "A"*                                                                            100,314        3,079,640
EchoStar Communications Corp., "A"*                                                             31,180          940,077
Grupo Televisa S.A., ADR                                                                        28,680        1,780,741
News Corp., "A"                                                                                 92,930        1,503,607
Time Warner, Inc.*                                                                              84,480        1,411,661
Univision Communications, Inc., "A"*                                                            65,690        1,809,759
Viacom, Inc., "B"                                                                               71,060        2,275,341
Walt Disney Co.                                                                                 68,440        1,723,319
XM Satellite Radio Holdings, Inc., "A"*                                                          2,600           87,516
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 15,176,490
-----------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.^                                                      3,400     $  1,004,700
Goldman Sachs Group, Inc.                                                                       17,940        1,830,239
Legg Mason, Inc.                                                                                 6,710          698,578
Mellon Financial Corp.                                                                          15,400          441,826
Merrill Lynch & Co., Inc.                                                                       10,870          597,959
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  4,573,302
-----------------------------------------------------------------------------------------------------------------------
Business Services - 1.5%
-----------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                           211,600     $  4,796,972
Fiserv, Inc.*                                                                                   25,970        1,115,412
Getty Images, Inc.*                                                                              7,290          541,355
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  6,453,739
-----------------------------------------------------------------------------------------------------------------------
Chemicals - 1.0%
-----------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                          28,410     $  2,054,043
Monsanto Co.                                                                                    41,030        2,579,556
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  4,633,599
-----------------------------------------------------------------------------------------------------------------------
Computer Software - 9.9%
-----------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                   189,730     $  5,014,564
Check Point Software Technologies Ltd.*                                                         24,980          494,604
Citrix Systems, Inc.*                                                                           12,720          275,515
Mercury Interactive Corp.*                                                                      99,390        3,812,600
Microsoft Corp.                                                                                616,750       15,320,070
NAVTEQ Corp.*                                                                                   17,000          632,060
Oracle Corp.*                                                                                  801,700       10,582,440
Symantec Corp.*                                                                                254,470        5,532,178
VERITAS Software Corp.*                                                                        103,110        2,515,884
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 44,179,915
-----------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 3.5%
-----------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                                           23,300     $    857,673
CDW Corp.^                                                                                      26,770        1,528,299
Dell, Inc.*                                                                                    282,200       11,149,722
Infosys Technologies Ltd., ADR                                                                  10,160          787,095
International Business Machines Corp.                                                            7,300          541,660
LG.Philips LCD Co. Ltd., ADR^*                                                                  32,500          742,950
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 15,607,399
-----------------------------------------------------------------------------------------------------------------------
Construction - 0.1%
-----------------------------------------------------------------------------------------------------------------------
KB Home                                                                                          3,600     $    274,428
Pulte Homes, Inc.                                                                                2,900          244,325
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    518,753
-----------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.5%
-----------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"^*                                                                       12,790     $  1,000,434
Avon Products, Inc.                                                                             67,140        2,541,249
Career Education Corp.*                                                                         15,210          556,838
Cintas Corp.                                                                                    35,570        1,373,002
Colgate-Palmolive Co.                                                                           21,600        1,078,056
Fortune Brands, Inc.^                                                                            2,000          177,600
Gillette Co.                                                                                    35,750        1,810,023
Procter & Gamble Co.                                                                            98,720        5,207,480
Reckitt Benckiser PLC                                                                           61,740        1,813,833
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 15,558,515
-----------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.8%
-----------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                     10,400     $    664,560
Emerson Electric Co.                                                                            10,330          646,968
General Electric Co.                                                                           162,900        5,644,485
Tyco International Ltd.                                                                        186,740        5,452,808
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 12,408,821
-----------------------------------------------------------------------------------------------------------------------
Electronics - 5.1%
-----------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                                             11,560     $    464,365
Analog Devices, Inc.                                                                           123,260        4,598,831
Broadcom Corp., "A"*                                                                             6,000          213,060
Intel Corp.                                                                                     40,800        1,063,248
KLA-Tencor Corp.                                                                                23,360        1,020,832
Linear Technology Corp.                                                                          5,580          204,730
Marvell Technology Group Ltd.*                                                                  68,570        2,608,403
PMC-Sierra, Inc.*                                                                               98,540          919,378
Samsung Electronics Co. Ltd.                                                                     4,330        2,051,522
Samsung Electronics Co. Ltd., GDR##                                                              7,560        1,808,730
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                               200,154        1,825,404
Texas Instruments, Inc.                                                                        119,770        3,361,944
Xilinx, Inc.                                                                                    92,230        2,351,865
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 22,492,312
-----------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Arch Coal, Inc.^                                                                                 5,760     $    313,747
EOG Resources, Inc.                                                                             14,000          795,200
Massey Energy Co.^                                                                               7,610          287,049
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,395,996
-----------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                               7,000     $    745,570
-----------------------------------------------------------------------------------------------------------------------

Food & Drug Stores - 1.4%
-----------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                      215,560     $  6,266,329
-----------------------------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 2.4%
-----------------------------------------------------------------------------------------------------------------------
Groupe Danone                                                                                    3,440     $    301,300
Kellogg Co.                                                                                     40,100        1,782,044
PepsiCo, Inc.                                                                                  144,320        7,783,178
SYSCO Corp.^                                                                                    27,440          993,054
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 10,859,576
-----------------------------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                                           11,100     $    903,096
-----------------------------------------------------------------------------------------------------------------------

Gaming & Lodging - 1.1%
-----------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                  62,050     $  3,384,828
Harrah's Entertainment, Inc.                                                                    15,100        1,088,257
Royal Caribbean Cruises Ltd.^                                                                   12,470          603,049
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  5,076,134
-----------------------------------------------------------------------------------------------------------------------
General Merchandise - 4.7%
-----------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                      33,790     $    881,919
Kohl's Corp.*                                                                                  106,770        5,969,511
Target Corp.                                                                                   106,040        5,769,636
Wal-Mart Stores, Inc.                                                                          174,420        8,407,044
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 21,028,110
-----------------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.9%
-----------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                         4,300     $    224,202
WellPoint, Inc.*                                                                                55,060        3,834,378
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  4,058,580
-----------------------------------------------------------------------------------------------------------------------
Insurance - 1.6%
-----------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                     35,410     $  1,532,545
American International Group, Inc.                                                              78,620        4,567,822
St. Paul Travelers Cos., Inc.^                                                                  26,050        1,029,756
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  7,130,123
-----------------------------------------------------------------------------------------------------------------------
Internet - 1.9%
-----------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc.^*                                                                              12,130     $    401,260
eBay, Inc.*                                                                                     66,240        2,186,582
Google, Inc., "A"*                                                                               3,000          882,450
IAC/InterActiveCorp^*                                                                           44,650        1,073,833
Yahoo!, Inc.*                                                                                  117,730        4,079,344
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  8,623,469
-----------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.5%
-----------------------------------------------------------------------------------------------------------------------
Activision, Inc.*                                                                               25,396     $    419,542
Electronic Arts, Inc.*                                                                         111,000        6,283,710
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  6,703,252
-----------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                               15,190     $  1,447,759
Illinois Tool Works, Inc.                                                                       22,360        1,781,645
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  3,229,404
-----------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                                              43,160     $  1,921,483
Cerner Corp.^*                                                                                   8,500          577,745
Community Health Systems, Inc.*                                                                 26,410          998,034
HCA, Inc.                                                                                       20,150        1,141,901
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  4,639,163
-----------------------------------------------------------------------------------------------------------------------
Medical Equipment - 5.0%
-----------------------------------------------------------------------------------------------------------------------
Alcon, Inc.                                                                                      5,000     $    546,750
Boston Scientific Corp.*                                                                        21,840          589,680
C.R. Bard, Inc.                                                                                  7,900          525,429
Fisher Scientific International, Inc.^*                                                         67,270        4,365,823
Medtronic, Inc.                                                                                109,850        5,689,132
St. Jude Medical, Inc.*                                                                        125,860        5,488,755
Varian Medical Systems, Inc.*                                                                   28,600        1,067,638
Waters Corp.*                                                                                   26,650          990,581
Zimmer Holdings, Inc.*                                                                          38,200        2,909,694
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 22,173,482
-----------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%
-----------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd., ADR^                                                                          6,600     $    180,180
Companhia Vale do Rio Doce, ADR                                                                 15,750          461,160
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    641,340
-----------------------------------------------------------------------------------------------------------------------
Oil Services - 2.0%
-----------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                  9,120     $    478,618
GlobalSantaFe Corp.                                                                             49,380        2,014,704
Halliburton Co.                                                                                 80,260        3,838,033
Noble Corp.                                                                                     27,200        1,673,072
Smith International, Inc.                                                                        7,700          490,490
Tenaris S.A., ADR^                                                                               3,920          306,818
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  8,801,735
-----------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.4%
-----------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                     534,650     $  7,330,052
Lexmark International, Inc., "A"*                                                               19,600        1,270,668
Network Appliance, Inc.*                                                                        71,330        2,016,499
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 10,617,219
-----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 13.2%
-----------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                            193,780     $  9,497,158
Allergan, Inc.                                                                                  41,070        3,500,807
Eli Lilly & Co.                                                                                146,580        8,165,972
Johnson & Johnson                                                                              232,360       15,103,400
Roche Holding AG                                                                                54,060        6,808,180
Sanofi-Aventis^                                                                                 15,300        1,251,296
Teva Pharmaceutical Industries Ltd., ADR                                                        62,600        1,949,364
Wyeth                                                                                          279,120       12,420,840
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 58,697,017
-----------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.2%
-----------------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                                                          15,440     $    683,220
-----------------------------------------------------------------------------------------------------------------------

Restaurants - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                        72,980     $  3,301,615
-----------------------------------------------------------------------------------------------------------------------

Specialty Chemicals - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                   48,500     $  2,260,100
-----------------------------------------------------------------------------------------------------------------------

Specialty Stores - 4.1%
-----------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc.*                                                                              24,600     $    826,560
Bed Bath & Beyond, Inc.*                                                                        15,800          660,124
Best Buy Co., Inc.                                                                              31,270        2,143,559
CarMax, Inc.^*                                                                                  21,400          570,310
Home Depot, Inc.                                                                                36,310        1,412,459
Lowe's Cos., Inc.                                                                              126,820        7,383,460
PETsMART, Inc.                                                                                  97,260        2,951,841
Staples, Inc.                                                                                   39,155          834,785
TJX Cos., Inc.                                                                                  65,490        1,594,681
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 18,377,779
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.5%
-----------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR, "L"^                                                           33,860     $  2,018,395
-----------------------------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 6.1%
-----------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                           793,430     $ 15,162,447
Comverse Technology, Inc.*                                                                      60,600        1,433,190
Corning, Inc.*                                                                                 351,310        5,838,772
NeuStar, Inc., "A"*                                                                                370            9,472
QUALCOMM, Inc.                                                                                 140,980        4,653,750
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 27,097,631
-----------------------------------------------------------------------------------------------------------------------
Telephone Services - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                   109,630     $  2,750,617
-----------------------------------------------------------------------------------------------------------------------

Trucking - 1.1%
-----------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                                                    11,500     $    572,815
FedEx Corp.                                                                                     41,190        3,336,802
United Parcel Service, Inc., "B"                                                                16,940        1,171,570
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  5,081,187
-----------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $414,590,500)                                               $431,236,550
-----------------------------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 4.1%
-----------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   18,354,935     $ 18,354,935
-----------------------------------------------------------------------------------------------------------------------

Repurchase Agreement - 4.0%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 3.35%, dated 6/30/05, due 7/01/05, total to be received $17,603,638
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                                          $17,602,000     $ 17,602,000
-----------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $450,547,435)(S)                                                       $467,193,485
-----------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (4.8)%                                                                     (21,434,835)
-----------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                        $445,758,650
-----------------------------------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
 ## SEC Rule 144A restriction.
(S) As of June 30, 2005, the series had six securities representing $12,679,934 and 2.8% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

ADR = American Depository Receipt.
GDR = Global Depository Receipt.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $17,937,997 of securities on loan
(identified cost, $450,547,435)                                                          $467,193,485
Cash                                                                                              758
Receivable for investments sold                                                             4,891,695
Receivable for series shares sold                                                             125,001
Interest and dividends receivable                                                             172,621
Receivable from investment adviser                                                            189,640
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $472,573,200
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                          $7,318,765
Payable for series shares reacquired                                                        1,015,291
Collateral for securities loaned, at value                                                 18,354,935
Payable to affiliates
  Management fee                                                                                9,352
  Shareholder servicing costs                                                                     699
  Distribution fee                                                                              1,886
  Administrative services fee                                                                     169
Accrued expenses and other liabilities                                                        113,453
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $26,814,550
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $445,758,650
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $504,833,194
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies                                                          16,645,986
Accumulated net realized gain (loss) on investments and foreign currency
transactions                                                                              (75,606,599)
Accumulated net investment loss                                                              (113,931)
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $445,758,650
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          48,585,185
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net asset value per share
  (net assets of $175,122,610 / 18,884,722 shares of beneficial interest
  outstanding)                                                                                                          $9.27
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net asset value per share
  (net assets of $270,636,040 / 29,700,463 shares of beneficial interest
  outstanding)                                                                                                          $9.11
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/05
NET INVESTMENT LOSS
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                 $2,066,300
  Interest                                                                                     213,521
  Foreign taxes withheld                                                                       (30,122)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $2,249,699
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                            $1,709,115
  Distribution fee                                                                             324,913
  Shareholder servicing costs                                                                   80,408
  Administrative services fee                                                                   32,261
  Trustees' compensation                                                                         5,738
  Custodian fee                                                                                 93,273
  Printing                                                                                      47,709
  Postage                                                                                          628
  Auditing fees                                                                                 21,754
  Legal fees                                                                                     7,252
  Shareholder solicitation expenses                                                             52,874
  Miscellaneous                                                                                 11,634
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $2,387,559
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                         (23,816)
  Reduction of expenses by investment adviser                                                   (1,058)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $2,362,685
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                                 $(112,986)
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                  $14,849,466
  Foreign currency transactions                                                                (14,493)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $14,834,973
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                             $(26,441,185)
  Translation of assets and liabilities in foreign currencies                                     (605)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                       $(26,441,790)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                      $(11,606,817)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                             $(11,719,803)
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/05                12/31/04
                                                                                          (UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                $(112,986)             $1,111,600
Net realized gain (loss) on investments and foreign currency transactions                  14,834,973              16,378,298
Net unrealized gain (loss) on investments and foreign currency translation                (26,441,790)             21,786,620
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $(11,719,803)            $39,276,518
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                             $(726,465)                    $--
  Service Class                                                                              (384,042)                     --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(1,110,507)                    $--
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                      $(20,139,159)            $33,320,035
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $(32,969,469)            $72,596,553
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    478,728,119             406,131,566
At end of period (including accumulated net investment loss of $113,931 and
accumulated undistributed net investment income of $1,109,562, respectively)             $445,758,650            $478,728,119
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years
(or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                              SIX MONTHS                            YEARS ENDED 12/31
                                                ENDED         ----------------------------------------------------------------
                                               6/30/05         2004           2003           2002          2001          2000
                                             (UNAUDITED)
Net asset value, beginning of period            $9.51          $8.71          $7.08          $9.77         $13.00        $13.95
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                    $0.00+++       $0.03          $0.00+++      $(0.00)+++      $0.01         $0.04
Net realized and unrealized gain (loss) on
investments and foreign currency                (0.21)          0.77           1.63          (2.69)         (3.14)        (0.89)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $(0.21)         $0.80          $1.63         $(2.69)        $(3.13)       $(0.85)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                     $(0.03)           $--            $--            $--         $(0.01)          $--
From net realized gain on investments and
foreign currency transactions                      --             --             --             --          (0.09)        (0.10)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                   $(0.03)           $--            $--            $--         $(0.10)       $(0.10)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $9.27          $9.51          $8.71          $7.08          $9.77        $13.00
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                            (2.16)++***     9.18+***      23.02         (27.53)        (24.14)        (6.17)***
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##             0.91+          0.86           0.88           0.88           0.91          0.94
Expenses after expense reductions##              0.91+          0.86           0.88           0.88           0.92^^       0.93
Net investment income (loss)                     0.09+          0.37           0.04          (0.03)          0.07          0.28
Portfolio turnover                                 60            144            253            214            265           248
Net assets at end of period (000 Omitted)    $175,123       $217,934       $199,674        120,593       $147,280       $97,766
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                              SIX MONTHS                     YEARS ENDED 12/31                         PERIOD
                                                 ENDED       -------------------------------------------------          ENDED
                                                6/30/05           2004          2003           2002         2001      12/31/00**
                                              (UNAUDITED)
Net asset value, beginning of period              $9.34          $8.57          $6.99          $9.66        $12.98      $14.27
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                     $(0.01)         $0.01         $(0.02)        $(0.02)       $(0.01)      $0.01
Net realized and unrealized gain (loss) on
investments and foreign currency                  (0.21)          0.76           1.60          (2.65)        (3.21)      (1.30)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $(0.22)         $0.77          $1.58         $(2.67)       $(3.22)     $(1.29)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                       $(0.01)           $--            $--            $--        $(0.01)        $--
From net realized gain on investments and
foreign currency transactions                        --             --             --             --         (0.09)         --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders     $(0.01)           $--            $--            $--        $(0.10)        $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $9.11          $9.34          $8.57          $6.99         $9.66      $12.98
------------------------------------------------------------------------------------------------------------------------------

Total return (%)(+)&                              (2.31)++***     8.98+***      22.60         (27.71)       (24.83)      (9.04)++***
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------
Expenses before expense reductions##               1.16+          1.11           1.13           1.11          1.12        1.12+
Expenses after expense reductions##                1.16+          1.11           1.13           1.11          1.13^^     1.11+
Net investment income (loss)                      (0.15)+         0.15          (0.21)         (0.25)        (0.15)       0.15+
Portfolio turnover                                   60            144            253            214           265         248
Net assets at end of period (000 Omitted)      $270,636       $260,794       $206,458       $123,043      $122,857     $53,492
------------------------------------------------------------------------------------------------------------------------------

 ** For the period from the class' inception, May 1, 2000 (Service Class) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
  + The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Investors Growth Stock Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2005, there were 52 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the six months ended June 30, 2005, the series' custodian fees were reduced by $10,654 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the six months ended June 30, 2005, the series' miscellaneous expenses were reduced by $13,162 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, wash sales, and non-taxable distributions.

The series paid no distributions for the years ended December 31, 2004 and December 31, 2003.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income             $1,109,562
              Capital loss carryforward                (75,867,202)
              Unrealized appreciation (depreciation)    28,518,480
              Other temporary differences                   (5,074)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2009, ($14,413,014) and December 31, 2010, ($61,454,188).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFSC, a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2005, the fee was $79,759, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2005, these costs amounted to $555.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

The administrative services fee incurred for the six months ended June 30, 2005 was equivalent to an annual effective rate of 0.0142% of the series' average daily net assets.

TRUSTEES' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,058, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. On July 28, 2004, the series accrued an estimate of the amount to be received pursuant to this matter in the amount of $224,255, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the series on February 16, 2005.

The receivable from investment adviser represents certain expenses to be reimbursed to the series as a result of an expense adjustment.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $265,371,369 and $285,781,530, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                          $465,121,805
              ----------------------------------------------------
              Gross unrealized appreciation            $13,659,813
              Gross unrealized depreciation            (11,588,133)
              ----------------------------------------------------
              Net unrealized appreciation
              (depreciation)                            $2,071,680

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                    Six months ended 6/30/05          Year ended 12/31/04
                                                                    SHARES          AMOUNT          SHARES          AMOUNT
INITIAL CLASS SHARES
Shares sold                                                           611,233       $5,655,954      3,133,885      $27,718,699
Shares issued to shareholders in reinvestment
of distributions                                                       82,459          726,465             --               --
Shares reacquired                                                  (4,725,698)     (42,478,000)    (3,154,202)     (27,709,618)
-------------------------------------------------------------------------------------------------------------------------------
Net change                                                         (4,032,006)    $(36,095,581)       (20,317)          $9,081

SERVICE CLASS SHARES
Shares sold                                                         2,776,970      $25,116,163      5,833,247      $50,556,455
Shares issued to shareholders in reinvestment
of distributions                                                       44,346          384,042             --               --
Shares reacquired                                                  (1,056,178)      (9,543,783)    (1,996,610)     (17,245,501)
-------------------------------------------------------------------------------------------------------------------------------
Net change                                                          1,765,138      $15,956,422      3,836,637      $33,310,954

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2005 was $1,601, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2005.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 6/30/05

At a special meeting of shareholders of MFS Investors Growth Stock Series, which was held on March 23, 2005, the following action was taken:

ITEM 1. To elect a Board of Trustees:

                                                 NUMBER OF DOLLARS
                                    -------------------------------------------
NOMINEE                                 AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.              $6,200,001,830.46         $242,746,643.71
-------------------------------------------------------------------------------
David H. Gunning                     6,212,408,301.43          230,340,172.74
-------------------------------------------------------------------------------
William R. Gutow                     6,208,366,487.51          234,381,986.66
-------------------------------------------------------------------------------
Michael Hegarty                      6,209,214,813.88          233,533,660.29
-------------------------------------------------------------------------------
J. Atwood Ives                       6,201,517,772.03          241,230,702.14
-------------------------------------------------------------------------------
Amy B. Lane                          6,207,755,652.53          234,992,821.64
-------------------------------------------------------------------------------
Robert J. Manning                    6,210,847,081.29          231,901,392.88
-------------------------------------------------------------------------------
Lawrence T. Perera                   6,203,775,282.60          238,973,191.57
-------------------------------------------------------------------------------
Robert C. Pozen                      6,211,789,121.63          230,959,352.54
-------------------------------------------------------------------------------
J. Dale Sherratt                     6,202,492,597.10          240,255,877.07
-------------------------------------------------------------------------------
Laurie J. Thomsen                    6,205,475,472.40          237,273,001.77
-------------------------------------------------------------------------------

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS will be available on or before November 23, 2005 by clicking on "Variable Insurance Trust" in the "Products and Performance" section of the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VGS-SEM 8/05 41M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/05

MFS(R) UTILITIES SERIES

A path for pursuing opportunity

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) UTILITIES SERIES

Objective: Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

TABLE OF CONTENTS
------------------------------------------------

LETTER FROM THE CEO                            1
------------------------------------------------
PORTFOLIO COMPOSITION                          2
------------------------------------------------
EXPENSE TABLE                                  3
------------------------------------------------
PORTFOLIO OF INVESTMENTS                       4
------------------------------------------------
FINANCIAL STATEMENTS                           8
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 13
------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                18
------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION         18
------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                18
------------------------------------------------
CONTACT INFORMATION                   BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE*

              Stocks                                     85.1%
              Bonds                                       7.0%
              Cash & Other Net Assets                     4.9%
              Convertibles                                2.4%
              Preferred                                   0.6%

              TOP TEN HOLDINGS

              Sprint Corp.                                3.5%
              ------------------------------------------------
              Exelon Corp.                                3.4%
              ------------------------------------------------
              PPL Corp.                                   3.1%
              ------------------------------------------------
              NRG Energy, Inc.                            3.1%
              ------------------------------------------------
              AES Corp.                                   3.0%
              ------------------------------------------------
              Sempra Energy                               2.9%
              ------------------------------------------------
              Vodafone Group PLC                          2.1%
              ------------------------------------------------
              Enagas S.A.                                 2.0%
              ------------------------------------------------
              Entergy Corp.                               1.9%
              ------------------------------------------------
              Edison International                        1.8%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Utilities - Communications                 66.3%
              ------------------------------------------------
              Leisure                                    10.7%
              ------------------------------------------------
              Energy                                      8.1%
              ------------------------------------------------

              COUNTRY WEIGHTINGS*

              United States                              71.4%
              ------------------------------------------------
              Great Britain                               4.2%
              ------------------------------------------------
              Spain                                       4.1%
              ------------------------------------------------
              Mexico                                      3.4%
              ------------------------------------------------
              Germany                                     3.4%
              ------------------------------------------------
              France                                      2.9%
              ------------------------------------------------
              Canada                                      2.3%
              ------------------------------------------------
              Chile                                       1.5%
              ------------------------------------------------
              Brazil                                      1.5%
              ------------------------------------------------
              Other Countries                             5.3%
              ------------------------------------------------

* For purposes of this graphical presentation, the bond component includes both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     1/01/05-
Share Class                 Ratio      1/01/05         6/30/05         6/30/05
-------------------------------------------------------------------------------
        Actual              0.91%    $1,000.00       $1,082.30           $4.70
Initial -----------------------------------------------------------------------
 Class  Hypothetical*       0.91%    $1,000.00       $1,020.28           $4.56
-------------------------------------------------------------------------------
        Actual              1.17%    $1,000.00       $1,081.10           $6.04
Service -----------------------------------------------------------------------
 Class  Hypothetical*       1.17%    $1,000.00       $1,018.99           $5.86
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 85.1%

-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 10.3%
-----------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                                                    387,500     $  4,436,875
Comcast Corp., "Special A"*                                                                    349,500       10,467,525
Grupo Televisa S.A., ADR                                                                       178,600       11,089,274
News Corp., "A"                                                                                706,500       11,431,170
NTL, Inc.*                                                                                      84,500        5,781,490
R.H. Donnelley Corp.*                                                                          119,100        7,381,818
Radio One, Inc., "A"^*                                                                         117,800        1,499,594
Radio One, Inc., "D"*                                                                          239,000        3,052,030
Rogers Communications, Inc., "B"*                                                               11,300          370,130
Time Warner, Inc.*                                                                             659,400       11,018,574
TV Azteca S.A. de C.V., ADR^                                                                   773,800        5,911,832
Viacom, Inc., "B"                                                                              328,120       10,506,402
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 82,946,714
-----------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Total S.A                                                                                       23,200     $  5,427,412
-----------------------------------------------------------------------------------------------------------------------

Natural Gas - Distribution - 11.3%
-----------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.^                                                                           288,310     $ 11,143,181
Equitable Resources, Inc.^                                                                      60,200        4,093,600
MDU Resources Group, Inc.^                                                                     448,740       12,641,006
Northwestern Corp.^                                                                            369,178       11,636,491
ONEOK, Inc.^                                                                                   189,800        6,196,970
Questar Corp.^                                                                                 146,870        9,678,733
Rosetta Resources, Inc.##*                                                                     431,180        6,924,406
Sempra Energy                                                                                  565,300       23,352,543
Southern Union Co.                                                                             196,100        4,814,255
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 90,481,185
-----------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 4.3%
-----------------------------------------------------------------------------------------------------------------------
El Paso Corp.^                                                                                 867,400     $  9,992,448
Enagas S.A                                                                                     925,400       16,322,705
Williams Cos., Inc.^                                                                           416,000        7,904,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 34,219,153
-----------------------------------------------------------------------------------------------------------------------
Oil Services - 4.3%
-----------------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                                       53,600     $  1,916,200
GlobalSantaFe Corp.                                                                            155,700        6,352,560
Halliburton Co.                                                                                288,600       13,800,852
Noble Corp.                                                                                     47,200        2,903,272
Pride International, Inc.*                                                                     184,300        4,736,510
Tenaris S.A., ADR                                                                               65,600        5,134,512
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 34,843,906
-----------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                                                     69,200     $  2,959,684
-----------------------------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 3.4%
-----------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR, "L"                                                           178,700     $ 10,652,307
Vodafone Group PLC                                                                           6,920,376       16,813,970
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 27,466,277
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.4%
-----------------------------------------------------------------------------------------------------------------------
AFK Sistema, GDR##                                                                             216,970     $  3,558,308
-----------------------------------------------------------------------------------------------------------------------

Telephone Services - 15.5%
-----------------------------------------------------------------------------------------------------------------------
BellSouth Corp.^                                                                               175,200     $  4,655,064
Bharti Tele-Ventures Ltd.*                                                                      66,700          372,584
CenturyTel, Inc.                                                                               113,200        3,920,116
Citizens Communications Co.                                                                    924,100       12,419,904
Compania de Telecomunicaciones de Chile S.A., ADR^                                             367,600        3,738,492
Deutsche Telekom AG                                                                            395,400        7,299,705
FastWeb S.p.A.*                                                                                166,617        7,164,042
France Telecom S.A                                                                             294,770        8,609,357
KT Freetel Co. Ltd.                                                                            205,400        4,746,569
SBC Communications, Inc.                                                                       197,300        4,685,875
Singapore Telecommunications Ltd.                                                            4,500,000        7,397,626
Sprint Corp.                                                                                 1,109,500       27,837,355
Telecom Corp. of New Zealand Ltd.                                                            1,478,764        6,179,339
Telefonica S.A                                                                                 774,764       12,637,081
Telus Corp.                                                                                     60,590        2,125,809
Telus Corp. (Non Voting)                                                                       294,760       10,036,682
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $123,825,600
-----------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 34.5%
-----------------------------------------------------------------------------------------------------------------------
AES Corp.*                                                                                   1,477,300     $ 24,198,174
Allegheny Energy, Inc.*                                                                         14,400          363,168
Avista Corp.                                                                                   120,700        2,243,813
AWG PLC                                                                                        195,200        3,351,785
CMS Energy Corp.*                                                                              171,970        2,589,868
Constellation Energy Group, Inc.                                                               176,850       10,202,476
CPFL Energia S.A., ADR^                                                                        285,980        6,777,726
Dominion Resources, Inc.                                                                       136,110        9,989,113
DTE Energy Co.^                                                                                173,900        8,133,303
E.ON AG                                                                                        145,600       12,913,033
Edison International                                                                           350,100       14,196,555
Endesa S.A                                                                                     147,600        3,450,920
Enel S.p.A                                                                                     418,000        3,629,327
Enersis S.A., ADR                                                                              476,100        4,970,484
Entergy Corp.                                                                                  202,860       15,326,073
Exelon Corp.                                                                                   531,300       27,271,629
Fortum Corp.                                                                                   255,240        4,088,417
FPL Group, Inc.                                                                                 25,900        1,089,354
International Power PLC                                                                      2,354,000        8,687,421
NRG Energy, Inc.*                                                                              653,000       24,552,800
PG&E Corp.                                                                                     353,890       13,285,031
PPL Corp.^                                                                                     417,150       24,770,367
Public Service Enterprise Group, Inc.                                                            6,200          377,084
Red Electrica de Espana S.A                                                                     19,600          540,992
Reliant Energy, Inc.*                                                                          830,000       10,275,400
RWE AG                                                                                         115,400        7,409,357
SCANA Corp.^                                                                                   148,100        6,325,351
Severn Trent PLC                                                                               284,800        5,174,737
Suez S.A                                                                                       333,700        9,016,067
TXU Corp.                                                                                      130,960       10,881,466
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $276,081,291
-----------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $589,839,796)                                               $681,809,530
-----------------------------------------------------------------------------------------------------------------------
Bonds - 6.9%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 0%
-----------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.4063%, 2023##^^                                          $   631,991     $     79,622
-----------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0%
-----------------------------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013                                                  $    89,000     $     93,586
-----------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                        $   315,000     $    341,775
Chesapeake Energy Corp., 6.375%, 2015##                                                      5,125,000        5,253,125
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  5,594,900
-----------------------------------------------------------------------------------------------------------------------
Oils - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                   $ 3,500,000     $  3,832,500
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                        $ 3,420,000     $  3,479,850
Rogers Wireless, Inc., 8%, 2012                                                              1,820,000        1,961,050
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  5,440,900
-----------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 5.0%
-----------------------------------------------------------------------------------------------------------------------
AES Corp., 8.875%, 2011                                                                    $ 2,941,000     $  3,279,215
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                                               6,410,000        7,179,200
Beaver Valley Funding Corp., 9%, 2017                                                          737,000          874,509
CMS Energy Corp., 8.5%, 2011                                                                 2,840,000        3,166,600
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                             944,000        1,096,397
Enersis S.A., 7.375%, 2014                                                                   1,947,000        2,101,491
NRG Energy, Inc., 8%, 2013##                                                                 7,216,000        7,612,880
PSEG Energy Holdings LLC, 8.625%, 2008                                                       3,158,000        3,355,375
PSEG Energy Holdings LLC, 7.75%, 2007                                                           78,000           80,535
Texas Genco LLC, 6.875%, 2014##                                                              4,115,000        4,331,037
TXU Corp., 6.5%, 2024##                                                                      7,422,000        7,270,161
TXU Eastern Funding Co., 6.75%, 2009**                                                          16,000            2,760
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 40,350,160
-----------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $54,836,590)                                                                 $ 55,391,668
-----------------------------------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 2.4%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Southern Union Co., 5%                                                                          34,300     $  1,738,667
-----------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.1%
-----------------------------------------------------------------------------------------------------------------------
El Paso Corp., 4.99%##                                                                           7,100     $  7,566,825
Williams Cos., Inc., 5.5%^                                                                      11,650        1,060,150
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  8,626,975
-----------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.1%
-----------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 4%##                                                                             820     $    898,617
PNM Resources, Inc., 6.75%                                                                     150,400     $  8,052,416
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  8,951,033
-----------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $18,072,731)                                          $ 19,316,675
-----------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.6%
-----------------------------------------------------------------------------------------------------------------------

Utilities - Electric Power - 0.6%
-----------------------------------------------------------------------------------------------------------------------
AES Tiete S.A. (Identified Cost, $4,530,252)                                               275,924,900     $  4,937,727
-----------------------------------------------------------------------------------------------------------------------

Short-Term Obligation# - 4.0%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.4%, due 7/01/05, at Amortized Cost                       $31,847,000     $ 31,847,000
-----------------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 7.4%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   58,913,098     $ 58,913,098
-----------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.3%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 3.35%, dated 6/30/05, due 7/01/05, total to be received $10,543,981
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                                          $10,543,000     $ 10,543,000
-----------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $768,582,467)(S)                                                       $862,758,698
-----------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (7.7)%                                                                     (61,379,478)
-----------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                        $801,379,220
-----------------------------------------------------------------------------------------------------------------------
  * Non-income producing security.
 ** Non income producing security - in default.
  # The rate shown represents an annualized yield at time of purchase.
 ## SEC Rule 144A restriction.
  ^ All or a portion of this security is on loan.
 ^^ Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(S) As of June 30, 2005, the series had 18 securities representing $132,559,755 and 16.5% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

ADR = American Depository Receipt.
GDR = Global Depository Receipt.
FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $57,478,452 of securities on loan
(identified cost, $768,582,467)                                                          $862,758,698
Cash                                                                                              613
Receivable for forward foreign currency exchange contracts                                  1,405,883
Receivable for forward foreign currency exchange contracts subject to
master netting agreements                                                                      30,723
Receivable for investments sold                                                             3,658,242
Receivable for series shares sold                                                           3,482,407
Interest and dividends receivable                                                           2,266,348
Other assets                                                                                      198
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $873,603,112
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                                       $34,047
Payable for investments purchased                                                          12,966,825
Payable for series shares reacquired                                                          103,450
Collateral for securities loaned, at value                                                 58,913,098
Payable to affiliates
  Management fee                                                                               16,402
  Shareholder servicing costs                                                                     906
  Distribution fee                                                                              2,570
  Administrative services fee                                                                     300
Accrued expenses and other liabilities                                                        186,294
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $72,223,892
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $801,379,220
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $716,714,510
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies (net of $1,334 deferred country tax)                     95,571,191
Accumulated net realized gain (loss) on investments and foreign currency
transactions                                                                              (19,415,875)
Accumulated undistributed net investment income                                             8,509,394
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $801,379,220
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          36,551,075
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net asset value per share
  (net assets of $424,207,142 / 19,291,123 shares of beneficial interest
  outstanding)                                                                                                         $21.99
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net asset value per share
  (net assets of $377,172,078 / 17,259,952 shares of beneficial interest
  outstanding)                                                                                                         $21.85
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series received in investment income and paid in expenses.
It also describes any gains and/or losses generated by series operations.
SIX MONTHS ENDED 6/30/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                 $8,745,813
  Interest                                                                                   1,991,063
  Foreign taxes withheld                                                                      (536,046)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                           $10,200,830
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                            $2,499,861
  Distribution fee                                                                             360,043
  Shareholder servicing costs                                                                  117,083
  Administrative services fee                                                                   47,635
  Trustees' compensation                                                                         9,312
  Custodian fee                                                                                182,430
  Printing                                                                                      84,041
  Auditing fees                                                                                 22,982
  Legal fees                                                                                    10,572
  Shareholder solicitation expenses                                                             69,347
  Miscellaneous                                                                                  9,274
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $3,412,580
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                         (11,750)
  Reduction of expenses by investment adviser                                                   (1,533)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $3,399,297
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $6,801,533
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $5,992 country tax)                                      $38,405,102
  Foreign currency transactions                                                              2,960,012
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $41,365,114
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $1,334 deferred country tax)                                          $5,970,805
  Translation of assets and liabilities in foreign currencies                                3,375,218
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                         $9,346,023
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $50,711,137
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $57,512,670
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/05                12/31/04
                                                                                          (UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      $6,801,533              $8,299,236
Net realized gain (loss) on investments and foreign currency transactions                  41,365,114              59,572,600
Net unrealized gain (loss) on investments and foreign currency translation                  9,346,023              51,035,571
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $57,512,670            $118,907,407
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                           $(2,451,031)            $(3,845,578)
  Service Class                                                                            (1,663,988)             (1,567,688)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(4,115,019)            $(5,413,266)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                      $166,377,716            $126,735,171
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $219,775,367            $240,229,312
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    581,603,853             341,374,541
At end of period (including accumulated undistributed net investment income of
$8,509,394 and $5,822,880, respectively)                                                 $801,379,220            $581,603,853
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned
(or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                               SIX MONTHS                             YEARS ENDED 12/31
                                                  ENDED          --------------------------------------------------------------
                                                 6/30/05           2004           2003         2002         2001          2000
                                               (UNAUDITED)
Net asset value, beginning of period              $20.45          $15.95         $12.03       $15.94       $23.57        $24.16
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                              $0.22           $0.36          $0.29        $0.31        $0.39         $0.94
Net realized and unrealized gain (loss) on
investments and foreign currency                    1.45            4.39           3.95        (3.88)       (5.53)         0.66
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $1.67           $4.75          $4.24       $(3.57)      $(5.14)        $1.60
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                        $(0.13)         $(0.25)        $(0.32)      $(0.34)      $(0.69)       $(0.26)
From net realized gain on investments and
foreign currency transactions                         --              --             --           --        (1.80)        (1.93)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders      $(0.13)         $(0.25)        $(0.32)      $(0.34)      $(2.49)       $(2.19)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $21.99          $20.45         $15.95       $12.03       $15.94        $23.57
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                8.23++***      30.20+***      35.89       (22.76)      (24.20)         7.07
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                0.91+           0.89           0.92         0.94         0.93          0.90
Expenses after expense reductions##                 0.91+           0.89           0.92         0.94         0.93          0.90
Net investment income(S)                            2.11+           2.11           2.11         2.38         2.03          3.95
Portfolio turnover                                    38             105            134          102          102           111
Net assets at end of period (000 Omitted)       $424,207        $357,652       $243,275     $170,032     $260,749      $308,386
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                  SIX MONTHS                      YEARS ENDED 12/31                     PERIOD
                                                     ENDED           ----------------------------------------------     ENDED
                                                    6/30/05           2004          2003        2002          2001     12/31/00**
                                                  (UNAUDITED)

Net asset value, beginning of period                 $20.32          $15.87        $11.98      $15.90        $23.57      $22.74
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 $0.20           $0.32         $0.24       $0.28         $0.30       $0.29

Net realized and unrealized gain (loss) on
investments and foreign currency                       1.44            4.36          3.95       (3.87)        (5.49)       0.54
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $1.64           $4.68         $4.19      $(3.59)       $(5.19)      $0.83
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                           $(0.11)         $(0.23)       $(0.30)     $(0.33)       $(0.68)        $--
From net realized gain on investments and
foreign currency transactions                            --              --            --          --         (1.80)         --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(0.11)         $(0.23)       $(0.30)     $(0.33)       $(2.48)        $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $21.85          $20.32        $15.87      $11.98        $15.90      $23.57
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                   8.11++***      29.84+***     35.57      (22.90)       (24.44)       3.65++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                   1.17+           1.15          1.17        1.19          1.13        1.11+
Expenses after expense reductions##                    1.17+           1.15          1.17        1.19          1.13        1.11+
Net investment income(S)                               1.96+           1.87          1.79        2.20          1.73        1.85+
Portfolio turnover                                       38             105           134         102           102         111
Net assets at end of period (000 Omitted)          $377,172        $223,952       $98,100     $43,101       $32,211      $4,127
-------------------------------------------------------------------------------------------------------------------------------

 **  For the period from the class' inception, May 1, 2000, (Service Class) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(S) Effective January 1, 2001, the series adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change.
  + The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Utilities Series (the series) is a non-diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2005, there were 89 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Bonds and other fixed income securities (other than short-term obligations) in the series' portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The series may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, defaulted bonds, wash sales, foreign capital gains tax, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:

                                              12/31/04        12/31/03
              Distributions declared from
              ordinary income               $5,413,266      $5,630,290
              --------------------------------------------------------

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income                 $4,113,997
              Capital loss carryforward                    (58,679,984)
              Unrealized appreciation (depreciation)        86,108,079
              Other temporary differences                     (275,033)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2010.

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFSC, a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2005, the fee was $116,660, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2005, these costs amounted to $272.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

The administrative services fee incurred for the six months ended June 30, 2005 was equivalent to an annual effective rate of 0.0143% of the series' average daily net assets.

TRUSTEES' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,533, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. On July 28, 2004, the series accrued an estimate of the amount to be received pursuant to this matter in the amount of $38,231, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the series on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $411,239,178 and $243,780,564, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                        $770,786,350
              --------------------------------------------------
              Gross unrealized appreciation          $98,590,119
              Gross unrealized depreciation           (6,617,771)
              --------------------------------------------------
              Net unrealized appreciation
              (depreciation)                         $91,972,348

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                  Six months ended 6/30/05            Year ended 12/31/04
                                                                  SHARES           AMOUNT          SHARES           AMOUNT
INITIAL CLASS SHARES
Shares sold                                                       3,327,008       $69,299,096      4,860,270       $85,737,176
Shares issued to shareholders in reinvestment
of distributions                                                    120,622         2,451,031        236,215         3,845,578
Shares reacquired                                                (1,649,476)      (34,171,886)    (2,858,685)      (48,806,414)
-------------------------------------------------------------------------------------------------------------------------------
Net change                                                        1,798,154       $37,578,241      2,237,800       $40,776,340

SERVICE CLASS SHARES
Shares sold                                                       6,889,004      $142,244,422      6,155,714      $108,396,221
Shares issued to shareholders in reinvestment
of distributions                                                     82,376         1,663,988         96,771         1,567,688
Shares reacquired                                                  (731,979)      (15,108,935)    (1,414,523)      (24,005,078)
-------------------------------------------------------------------------------------------------------------------------------
Net change                                                        6,239,401      $128,799,475      4,837,962       $85,958,831

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2005 was $2,587, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2005.

(7) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts
Sales and purchases in the table below are netted by currency.

                                                                        NET
                                           IN                       UNREALIZED
                      CONTRACTS TO      EXCHANGE      CONTRACTS    APPRECIATION
 SETTLEMENT DATE    DELIVER/RECEIVE       FOR         AT VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------
SALES

 8/08/05 - 8/24/05  EUR  45,505,026     $55,444,469   $55,103,211     $341,258
 7/06/05 - 9/06/05  GBP  21,392,317      39,338,916    38,277,547    1,061,369
                                        -----------   -----------   ----------
                                        $94,783,385   $93,380,758   $1,402,627
                                        ===========   ===========   ==========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PURCHASES

 8/08/05 - 8/24/05  EUR   1,938,468      $2,359,296    $2,346,827     $(12,469)
           7/06/05  GBP  10,570,934      18,951,866    18,933,544      (18,322)
                                        -----------   -----------   ----------
                                        $21,311,162   $21,280,371     $(30,791)
                                        ===========   ===========   ==========
-------------------------------------------------------------------------------

At June 30, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable/receivable of $30,723 with Goldman Sachs & Co.

Abbreviations have been used to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown below.

EUR = Euro
GBP = British Pound

At June 30, 2005, the series had sufficient cash and/or securities to cover any commitments under these contracts.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 6/30/05

At a special meeting of shareholders of MFS Utilities Series, which was held on March 23, 2005, the following action was taken:

ITEM 1. To elect a Board of Trustees:

                                                  NUMBER OF DOLLARS
                                     -------------------------------------------
NOMINEE                                  AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.               $6,200,001,830.46         $242,746,643.71
--------------------------------------------------------------------------------
David H. Gunning                      6,212,408,301.43          230,340,172.74
--------------------------------------------------------------------------------
William R. Gutow                      6,208,366,487.51          234,381,986.66
--------------------------------------------------------------------------------
Michael Hegarty                       6,209,214,813.88          233,533,660.29
--------------------------------------------------------------------------------
J. Atwood Ives                        6,201,517,772.03          241,230,702.14
--------------------------------------------------------------------------------
Amy B. Lane                           6,207,755,652.53          234,992,821.64
--------------------------------------------------------------------------------
Robert J. Manning                     6,210,847,081.29          231,901,392.88
--------------------------------------------------------------------------------
Lawrence T. Perera                    6,203,775,282.60          238,973,191.57
--------------------------------------------------------------------------------
Robert C. Pozen                       6,211,789,121.63          230,959,352.54
--------------------------------------------------------------------------------
J. Dale Sherratt                      6,202,492,597.10          240,255,877.07
--------------------------------------------------------------------------------
Laurie J. Thomsen                     6,205,475,472.40          237,273,001.77
--------------------------------------------------------------------------------

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS will be available on or before November 23, 2005 by clicking on "Variable Insurance Trust" in the "Products and Performance" section of the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VUF-SEM 8/05 27M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/05

MFS(R) HIGH INCOME SERIES

A path for pursuing opportunity

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) HIGH INCOME SERIES

Objective: Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities, some of which may involve equity features.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                              15
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     20
----------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                    25
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             25
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    25
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION


              PORTFOLIO STRUCTURE

              Bonds                                      94.6%
              Cash & Other Net Assets                     3.8%
              Stocks                                      1.2%
              Convertibles                                0.4%

              TOP 5 INDUSTRIES

              Utilities - Electric Power                  8.5%
              ------------------------------------------------
              Gaming & Lodging                            6.2%
              ------------------------------------------------
              Telecommunications - Wireline               5.7%
              ------------------------------------------------
              Medical - Health Technology & Services      5.4%
              ------------------------------------------------
              Chemicals                                   5.2%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              BBB                                         4.6%
              ------------------------------------------------
              BB                                         36.2%
              ------------------------------------------------
              B                                          41.4%
              ------------------------------------------------
              CCC                                        15.0%
              ------------------------------------------------
              CC                                          1.4%
              ------------------------------------------------
              D                                           0.3%
              ------------------------------------------------
              Not Rated                                   1.1%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             4.7
              ------------------------------------------------
              Average Life                            8.1 yrs.
              ------------------------------------------------
              Average Maturity***                     8.6 yrs.
              ------------------------------------------------
              Average Quality****                           B+
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Percentages are based on the total market value of investments as of 6/30/05.
 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 6/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     1/01/05-
Share Class                 Ratio      1/01/05         6/30/05         6/30/05
-------------------------------------------------------------------------------
        Actual             0.90%     $1,000.00        $1,005.00         $4.47
Initial -----------------------------------------------------------------------
 Class  Hypothetical*      0.90%     $1,000.00        $1,020.28         $4.51
-------------------------------------------------------------------------------
        Actual             1.15%     $1,000.00        $1,004.90         $5.72
Service -----------------------------------------------------------------------
 Class  Hypothetical*      1.15%     $1,000.00        $1,019.04         $5.76
-------------------------------------------------------------------------------
 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Bonds - 93.1%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 4.1%
-----------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                 $ 1,430,000     $  1,408,550
DIRECTV Holdings LLC, 8.375%, 2013                                                             497,000          550,427
DIRECTV Holdings LLC, 6.375%, 2015##                                                           770,000          766,150
Echostar DBS Corp., 6.375%, 2011##                                                           2,425,000        2,403,781
Emmis Operating Co., 6.875%, 2012                                                              805,000          796,950
Granite Broadcasting Corp., 9.75%, 2010                                                      1,365,000        1,269,450
Innova S. de R.L., 9.375%, 2013                                                                870,000          980,925
Intelsat Ltd., 8.625%, 2015##                                                                1,005,000        1,060,275
Intelsat Ltd., 0% to 2010, 9.25% to 2015##                                                   1,540,000        1,027,950
Lamar Media Corp., 7.25%, 2013                                                                 760,000          801,800
Panamsat Holding Corp., 0% to 2005, 10.375% to 2014                                          1,650,000        1,134,375
Paxson Communications Corp., 0% to 2006, 12.25% to 2009##                                    2,230,000        2,085,050
Spanish Broadcasting System, Inc., 9.625%, 2009                                                775,000          812,781
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 15,098,464
-----------------------------------------------------------------------------------------------------------------------
Aerospace - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Argo-Tech Corp., 9.25%, 2011                                                               $   675,000     $    732,375
BE Aerospace, Inc., 8.875%, 2011                                                               895,000          935,275
TransDigm Holding Co., 8.375%, 2011                                                            890,000          943,400
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  2,611,050
-----------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                                     $   354,101     $    288,396
Continental Airlines, Inc., 6.748%, 2017                                                       278,051          228,268
Continental Airlines, Inc., 6.795%, 2018                                                       484,609          404,598
Continental Airlines, Inc., 7.566%, 2020                                                       787,145          648,283
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,569,545
-----------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 12.25%, 2012                                                           $   895,000     $    977,788
Levi Strauss & Co., 9.75%, 2015                                                                685,000          679,863
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,657,651
-----------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 2.4%
-----------------------------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875%, 2019**                                               $    74,078     $        222
Anthracite CDO Ltd., 6%, 2037##                                                                290,000          260,449
ARCap, Inc., 6.1%, 2045##                                                                      906,493          852,103
Asset Securitization Corp., 8.7809%, 2029##                                                  2,000,000        1,882,034
Asset Securitization Corp., FRN, 8.2909%, 2029                                               1,366,658        1,425,759
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                                            550,000          565,302
Credit Suisse First Boston Mortgage Securities Corp., 6.75%, 2030##                            630,000          684,748
Crest Ltd., 7%, 2040##                                                                         846,250          823,094
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                          750,000          716,250
First Union National Bank Commercial Mortgage Corp., 6.75%, 2032                               750,000          779,451
GMAC Commercial Mortgage Securities, Inc., 7.9079%, 2034##                                     704,000          781,391
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  8,770,803
-----------------------------------------------------------------------------------------------------------------------
Automotive - 4.1%
-----------------------------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014##                                                            $ 1,035,000     $    869,400
Ford Motor Credit Co., 6.625%, 2008                                                          1,094,000        1,080,487
Ford Motor Credit Co., 5.625%, 2008                                                            845,000          805,266
General Motors Acceptance Corp., 6.125%, 2008                                                  675,000          653,412
General Motors Acceptance Corp., 5.85%, 2009                                                 1,055,000          988,969
General Motors Acceptance Corp., 6.75%, 2014                                                 2,252,000        2,014,806
General Motors Corp., 8.375%, 2033                                                           1,801,000        1,503,835
INTERMET Corp., 9.75%, 2009**                                                                  995,000          430,338
Lear Corp., 8.11%, 2009                                                                      1,015,000        1,049,551
Metaldyne Corp., 11%, 2012                                                                     243,000          157,343
Metaldyne Corp., 10%, 2013##                                                                 1,375,000        1,127,500
Navistar International Corp., 7.5%, 2011                                                     2,080,000        2,121,600
TRW Automotive, Inc., 9.375%, 2013                                                             973,000        1,077,598
TRW Automotive, Inc., 11%, 2013                                                              1,044,000        1,200,600
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 15,080,705
-----------------------------------------------------------------------------------------------------------------------
Basic Industry - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                                                 $   700,000     $    588,000
-----------------------------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 3.7%
-----------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012                                                        $   810,000     $    793,800
CCO Holdings LLC, 8.75%, 2013                                                                  500,000          492,500
Charter Communications, Inc., 8.625%, 2009                                                   5,275,000        3,916,687
Charter Communications, Inc., 9.92%, 2011                                                    1,065,000          777,450
Charter Communications, Inc., 8.375%, 2014##                                                   510,000          507,450
CSC Holdings, Inc., 8.125%, 2009                                                               940,000          951,750
CSC Holdings, Inc., 8.125%, 2009                                                               965,000          977,062
CSC Holdings, Inc., 6.75%, 2012##                                                              935,000          878,900
FrontierVision Holdings LP, 11.875%, 2007**                                                    310,000          426,250
FrontierVision Holdings LP, "B", 11.875%, 2007**                                               455,000          625,625
Frontiervision Operating Partners LP, 11%, 2006**                                            1,000,000        1,345,000
Mediacom Broadband LLC, 9.5%, 2013                                                           1,030,000        1,027,425
Rogers Cable, Inc., 8.75%, 2032                                                                780,000          885,300
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 13,605,199
-----------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Refco Finance Holdings LLC, 9%, 2012                                                       $   785,000     $    832,100
-----------------------------------------------------------------------------------------------------------------------

Building - 0.9%
-----------------------------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                                             $   878,000     $    965,800
Nortek Holdings, Inc., 8.5%, 2014                                                            1,469,000        1,366,170
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014##                                          1,288,000          605,360
Texas Industries, Inc., 7.25%, 2013##                                                          190,000          194,750
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  3,132,080
-----------------------------------------------------------------------------------------------------------------------
Business Services - 2.1%
-----------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                                          $   965,000     $    998,775
Iron Mountain, Inc., 7.75%, 2015                                                               550,000          552,750
Iron Mountain, Inc., 6.625%, 2016                                                              640,000          592,000
Lucent Technologies, Inc., 5.5%, 2008                                                          815,000          808,888
Lucent Technologies, Inc., 6.45%, 2029                                                         960,000          859,200
Northern Telecom Corp., 6.875%, 2023                                                           700,000          654,500
Northern Telecom Corp., 7.875%, 2026                                                           430,000          430,000
Xerox Corp., 7.625%, 2013                                                                    2,540,000        2,733,675
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  7,629,788
-----------------------------------------------------------------------------------------------------------------------
Chemicals - 5.1%
-----------------------------------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                                              $   945,000     $  1,058,400
BCP Crystal Holdings Corp., 9.625%, 2014                                                       742,000          831,040
Crystal U.S. Holdings LLC, 0% to 2009, 10% to 2014                                             869,000          612,645
Crystal U.S. Holdings LLC, 0% to 2009, 10.5% to 2014                                         1,222,000          849,290
Equistar Chemicals LP, 10.625%, 2011                                                           630,000          695,362
Hercules, Inc., 6.75%, 2029                                                                    940,000          911,800
Huntsman International LLC, 10.125%, 2009                                                    1,202,000        1,236,558
Huntsman International LLC, 7.375%, 2015##                                                   1,215,000        1,199,813
IMC Global, Inc., 10.875%, 2013                                                                640,000          750,400
KI Holdings, Inc., 0% to 2009, 9.875% to 2014##                                              1,304,000          756,320
Kronos International, Inc., 8.875%, 2009                                                EUR     45,000           57,665
Lyondell Chemical Co., 9.5%, 2008                                                          $   720,000          765,900
Lyondell Chemical Co., 11.125%, 2012                                                         1,360,000        1,543,600
Nalco Co., 7.75%, 2011                                                                         350,000          372,750
Nalco Co., 8.875%, 2013                                                                        705,000          756,113
Nova Chemicals Corp., 6.5%, 2012                                                             1,795,000        1,741,150
Resolution Performance Products LLC, 13.5%, 2010                                               770,000          827,750
Rhodia S.A., 8.875%, 2011                                                                    2,150,000        2,069,375
Rockwood Specialties Group, Inc., 10.625%, 2011                                                775,000          854,438
Rockwood Specialties Group, Inc., 7.5%, 2014##                                                 645,000          640,163
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 18,530,532
-----------------------------------------------------------------------------------------------------------------------
Construction - 1.5%
-----------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875%, 2015##                                                     $ 1,180,000     $  1,168,200
D.R. Horton, Inc., 8%, 2009                                                                  1,135,000        1,243,285
Technical Olympic USA, Inc., 9%, 2010                                                          400,000          411,500
Technical Olympic USA, Inc., 7.5%, 2015                                                        835,000          751,500
WCI Communities, Inc., 7.875%, 2013                                                          1,175,000        1,175,000
WCI Communities, Inc., 6.625%, 2015                                                            635,000          581,025
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  5,330,510
-----------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.2%
-----------------------------------------------------------------------------------------------------------------------
Bombardier Recreational Products, Inc., 8.375%, 2013                                       $   885,000     $    942,525
Church & Dwight, Inc., 6%, 2012                                                                710,000          717,100
Integrated Electrical Services, Inc., 9.375%, 2009                                           1,120,000          837,200
K2, Inc., 7.375%, 2014                                                                         325,000          342,063
Revlon Consumer Products Corp., 9.5%, 2011                                                   1,140,000        1,077,300
Safilo Capital International S.A., 9.625%, 2013##                                       EUR  1,440,000        1,875,730
Samsonite Corp., 8.875%, 2011                                                              $ 1,125,000        1,195,313
Service Corp. International, 7%, 2017##                                                      1,135,000        1,166,213
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  8,153,444
-----------------------------------------------------------------------------------------------------------------------
Containers - 1.9%
-----------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013                                                $ 1,645,000     $  1,932,875
Greif, Inc., 8.875%, 2012                                                                    1,155,000        1,241,625
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                             465,000          494,063
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                              650,000          706,063
Owens-Illinois, Inc., 7.8%, 2018##                                                             850,000          892,500
Plastipak Holdings, Inc., 10.75%, 2011                                                         540,000          595,350
Pliant Corp., 11.625%, 2009#,##                                                                123,392          132,029
Pliant Corp., 13%, 2010##                                                                      270,000          218,700
Pliant Corp., 13%, 2010                                                                        823,000          666,630
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  6,879,835
-----------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.5%
-----------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                                            $ 1,025,000     $  1,025,000
L-3 Communications Holdings, Inc., 5.875%, 2015                                                870,000          843,900
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,868,900
-----------------------------------------------------------------------------------------------------------------------
Electronics - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                                                 $ 1,490,000     $  1,542,150
Magnachip Semiconductor S.A., 8%, 2014##                                                       155,000          148,800
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,690,950
-----------------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                                                $   530,000     $    649,250
Gazprom OAO, 8.625%, 2034##                                                                  1,000,000        1,253,750
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,903,000
-----------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.9%
-----------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                                       $   385,254     $    394,404
Federal Republic of Brazil, 8.875%, 2019                                                     1,217,000        1,290,020
Republic of Panama, 9.375%, 2023                                                               471,000          581,685
Republic of Panama, 9.375%, 2029                                                               220,000          272,250
Russian Ministry of Finance, 12.75%, 2028##                                                    408,000          737,909
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  3,276,268
-----------------------------------------------------------------------------------------------------------------------
Energy - Independent - 2.8%
-----------------------------------------------------------------------------------------------------------------------
Belden & Blake Corp., 8.75%, 2012                                                          $   885,000     $    867,300
Chesapeake Energy Corp., 7%, 2014                                                            1,350,000        1,431,000
Chesapeake Energy Corp., 6.375%, 2015##                                                        665,000          681,625
Chesapeake Energy Corp., 6.875%, 2016                                                        1,075,000        1,120,687
Encore Acquisition Co., 8.375%, 2012                                                           665,000          721,525
Encore Acquisition Co., 6.25%, 2014                                                          1,080,000        1,093,500
Encore Acquisition Co., 6%, 2015                                                               595,000          584,052
Kerr-McGee Corp., 6.95%, 2024                                                                1,460,000        1,508,579
Newfield Exploration Co., 6.625%, 2014                                                         825,000          864,188
Plains Exploration & Production Co., 7.125%, 2014                                            1,175,000        1,257,250
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 10,129,706
-----------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                             $   905,000     $  1,091,944
-----------------------------------------------------------------------------------------------------------------------

Entertainment - 1.2%
-----------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                        $   759,000     $    744,768
AMC Entertainment, Inc., 8.625%, 2012                                                        1,150,000        1,178,750
Intrawest Corp., 7.5%, 2013                                                                    335,000          343,794
Loews Cineplex Entertainment Corp., 9%, 2014##                                               1,140,000        1,102,950
Six Flags, Inc., 9.75%, 2013                                                                 1,170,000        1,104,188
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  4,474,450
-----------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.1%
-----------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                                                       $ 1,370,000     $  1,472,750
Merisant Co., 9.5%, 2013##                                                                     280,000          198,800
Michael Foods, Inc., 8%, 2013                                                                  750,000          763,125
Smithfield Foods, Inc., 7%, 2011                                                               970,000        1,020,925
United Biscuits Finance PLC, 10.625%, 2011                                               EUR   475,000          605,810
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  4,061,410
-----------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 4.7%
-----------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55%, 2010                                                    $ 2,065,000     $  2,152,762
Buckeye Technologies, Inc., 8.5%, 2013                                                       1,635,000        1,667,700
Corporacion Durango S.A. de C.V., 7.5%, 2012                                                   736,950          582,190
Georgia-Pacific Corp., 9.375%, 2013                                                          2,790,000        3,156,188
Georgia-Pacific Corp., 7.75%, 2029                                                             745,000          837,194
Graphic Packaging International, Inc., 9.5%, 2013                                            1,275,000        1,284,563
Jefferson Smurfit Corp., 8.25%, 2012                                                         1,035,000        1,040,175
JSG Funding LLC, 11.5%, 2015#,##                                                         EUR 1,643,773        1,573,630
MDP Acquisitions PLC, 9.625%, 2012                                                         $ 1,070,000        1,070,000
Newark Group, Inc., 9.75%, 2014                                                                755,000          694,600
NewPage Corp., 12%, 2013##                                                                     110,000          108,900
Norske Skog Canada Ltd., 8.625%, 2011                                                        1,730,000        1,784,063
Norske Skog Canada Ltd., 7.375%, 2014                                                          615,000          602,700
Stone Container Corp., 7.375%, 2014                                                            850,000          799,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 17,353,665
-----------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 6.1%
-----------------------------------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014                                                                  $   985,000     $  1,041,637
Boyd Gaming Corp., 6.75%, 2014                                                               1,355,000        1,388,875
Caesars Entertainment, Inc., 8.875%, 2008                                                      545,000          608,356
Caesars Entertainment, Inc., 8.125%, 2011                                                    1,695,000        1,949,250
Host Marriott LP, 7.125%, 2013                                                               1,240,000        1,292,700
Host Marriott LP, 6.375%, 2015##                                                               825,000          816,750
Mandalay Resort Group, 9.375%, 2010                                                            955,000        1,067,213
MGM Mirage, Inc., 8.5%, 2010                                                                   580,000          643,800
MGM Mirage, Inc., 8.375%, 2011                                                               1,585,000        1,727,650
MGM Mirage, Inc., 5.875%, 2014                                                               1,850,000        1,796,813
Penn National Gaming, Inc., 6.75%, 2015##                                                      920,000          913,100
Pinnacle Entertainment, Inc., 8.25%, 2012                                                      700,000          728,000
Pinnacle Entertainment, Inc., 8.75%, 2013                                                      955,000        1,012,300
Royal Caribbean Cruises Ltd., 6.875%, 2013                                                   2,205,000        2,348,325
Scientific Games Corp., 6.25%, 2012##                                                          675,000          681,750
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                      2,425,000        2,734,188
Station Casinos, Inc., 6.5%, 2014                                                              845,000          861,900
Wynn Las Vegas LLC, 6.625%, 2014##                                                             810,000          787,725
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 22,400,332
-----------------------------------------------------------------------------------------------------------------------
Industrial - 2.9%
-----------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                                    $ 1,695,000     $  1,830,600
Da Lite Screen Co., Inc., 9.5%, 2011                                                         1,115,000        1,187,475
General Binding Corp., 9.375%, 2008                                                            520,000          525,200
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                            1,395,000        1,415,925
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                                   2,385,000        1,696,331
Knowledge Learning Corp., 7.75%, 2015##                                                        725,000          692,375
Milacron Escrow Corp., 11.5%, 2011                                                           1,590,000        1,669,500
Valmont Industries, Inc., 6.875%, 2014                                                       1,115,000        1,115,000
Williams Scotsman, Inc., 9.875%, 2007                                                          370,000          371,850
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 10,504,256
-----------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.2%
-----------------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                                    $   750,000     $    776,718
-----------------------------------------------------------------------------------------------------------------------

Machinery & Tools - 2.1%
-----------------------------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                                                    $   420,000     $    400,050
Case New Holland, Inc., 9.25%, 2011                                                          1,330,000        1,396,500
JLG Industries, Inc., 8.25%, 2008                                                            1,115,000        1,167,963
Manitowoc Co., Inc., 10.375%, 2011                                                      EUR    705,000          941,764
Terex Corp., 10.375%, 2011                                                                 $   530,000          575,050
Terex Corp., 9.25%, 2011                                                                       545,000          591,325
Terex Corp., 7.375%, 2014                                                                      180,000          186,300
United Rentals, Inc., 6.5%, 2012                                                               735,000          723,056
United Rentals, Inc., 7.75%, 2013                                                            1,080,000        1,061,100
United Rentals, Inc., 7%, 2014                                                                 885,000          842,963
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $7,886,071
-----------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 5.3%
-----------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 7.25%, 2012                                                       $   870,000     $    958,087
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015##                                           2,130,000        1,043,700
DaVita, Inc., 6.625%, 2013##                                                                   750,000          774,375
DaVita, Inc., 7.25%, 2015##                                                                    875,000          899,062
Extendicare Health Services, Inc., 6.875%, 2014                                              1,135,000        1,126,487
Fisher Scientific International, Inc., 6.75%, 2014                                             235,000          245,575
Fisher Scientific International, Inc., 6.125%, 2015##                                          725,000          725,906
HCA, Inc., 7.875%, 2011                                                                      2,370,000        2,607,685
HCA, Inc., 6.375%, 2015                                                                      3,390,000        3,517,491
HealthSouth Corp., 7.625%, 2012                                                              1,110,000        1,076,700
InSight Health Services Corp., 9.875%, 2011                                                    575,000          448,500
Psychiatric Solutions, Inc., 7.75%, 2015##                                                     370,000          370,000
Select Medical Corp., 7.625%, 2015##                                                           780,000          772,200
Tenet Healthcare Corp., 6.5%, 2012                                                             225,000          213,750
Tenet Healthcare Corp., 9.875%, 2014                                                         1,325,000        1,421,063
Tenet Healthcare Corp., 9.25%, 2015##                                                          845,000          876,688
Triad Hospitals, Inc., 7%, 2013                                                              1,165,000        1,197,038
U.S. Oncology, Inc., 10.75%, 2014                                                              935,000        1,019,150
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 19,293,457
-----------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015##                                                       $ 1,335,000     $  1,298,288
-----------------------------------------------------------------------------------------------------------------------

Metals & Mining - 1.1%
-----------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.5%, 2014                                                           $ 1,265,000     $  1,249,187
Doe Run Resources Corp., 11.75%, 2008#                                                         108,343           86,674
Foundation PA Coal Co., 7.25%, 2014                                                            830,000          871,500
Peabody Energy Corp., 5.875%, 2016                                                             835,000          835,000
Russel Metals, Inc., 6.375%, 2014                                                            1,075,000        1,005,125
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  4,047,486
-----------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 3.6%
-----------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                                             $ 1,135,000     $  1,438,917
Colorado Interstate Gas Co., 5.95%, 2015##                                                     465,000          456,281
El Paso Energy Corp., 7.625%, 2010                                                             875,000          923,737
El Paso Energy Corp., 7%, 2011                                                               2,220,000        2,214,450
El Paso Energy Corp., 7.75%, 2013                                                            2,185,000        2,332,487
Enterprise Products Operating LP, 6.375%, 2013                                                 573,000          620,886
Enterprise Products Partners LP, 5.6%, 2014                                                  1,683,000        1,731,893
Markwest Energy Partners LP, 6.875%, 2014##                                                  1,275,000        1,268,625
Transcontinental Gas Pipe Line Corp., 7%, 2011                                                 705,000          759,638
Williams Cos., Inc., 7.125%, 2011                                                              965,000        1,042,200
Williams Cos., Inc., 7.75%, 2031                                                               355,000          391,388
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 13,180,502
-----------------------------------------------------------------------------------------------------------------------
Oil Services - 0.9%
-----------------------------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc., 7.75%, 2014                                                       $ 1,175,000     $  1,236,688
Hanover Compressor Co., 9%, 2014                                                               910,000          969,150
Petroleum Geo-Services A.S.A., 10%, 2010                                                     1,030,000        1,153,600
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  3,359,438
-----------------------------------------------------------------------------------------------------------------------
Oils - 0.8%
-----------------------------------------------------------------------------------------------------------------------
CITGO Petroleum Corp., 6%, 2011                                                            $ 1,460,000     $  1,456,350
Premcor Refining Group, Inc., 7.75%, 2012                                                      805,000          879,463
Premcor Refining Group, Inc., 7.5%, 2015                                                       520,000          569,400
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  2,905,213
-----------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 6.5%, 2010                                               $   920,000     $    906,200
Allied Waste North America, Inc., 7.875%, 2013                                                 990,000        1,012,275
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,918,475
-----------------------------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                                         $ 1,397,000     $  1,362,075
-----------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 2.8%
-----------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875%, 2013                                                                 $   560,000     $    532,000
Dex Media East LLC, 12.125%, 2012                                                              975,000        1,167,562
Dex Media, Inc., 0% to 2008, 9% to 2013                                                      3,025,000        2,435,125
Hollinger, Inc., 12.875%, 2011##                                                               132,000          144,375
Lighthouse International Co. S.A., 8%, 2014##                                            EUR   955,000        1,192,021
Mail-Well Corp., 9.625%, 2012                                                              $   700,000          756,000
MediaNews Group, Inc., 6.875%, 2013                                                          1,195,000        1,184,544
PRIMEDIA, Inc., 8.875%, 2011                                                                   860,000          900,850
PRIMEDIA, Inc., 8%, 2013                                                                     1,055,000        1,057,638
WDAC Subsidiary Corp., 8.375%, 2014##                                                        1,095,000        1,045,725
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 10,415,840
-----------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co., 7.5%, 2009                                               $ 1,460,000     $  1,507,450
TFM S.A. de C.V., 9.375%, 2012##                                                               392,000          407,680
TFM S.A. de C.V., 12.5%, 2012                                                                  195,000          228,150
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  2,143,280
-----------------------------------------------------------------------------------------------------------------------
Restaurants - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Carrols Holdings Corp., 9%, 2013##                                                         $   970,000     $    982,125
-----------------------------------------------------------------------------------------------------------------------
Retailers - 2.2%
-----------------------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015##                                                        $ 1,220,000     $  1,189,500
Couche-Tard, Inc., 7.5%, 2013                                                                1,525,000        1,601,250
Dollar General Corp., 8.625%, 2010                                                             970,000        1,105,800
Eye Care Centers of America, Inc., 10.75%, 2015##                                              630,000          563,850
Finlay Fine Jewelry Corp., 8.375%, 2012                                                      1,415,000        1,275,269
J.C. Penney Corp., Inc., 8%, 2010                                                              940,000        1,034,000
Rite Aid Corp., 9.25%, 2013                                                                    755,000          739,900
Rite Aid Corp., 6.875%, 2013                                                                   625,000          540,625
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  8,050,194
-----------------------------------------------------------------------------------------------------------------------
Specialty Stores - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                                                      $ 1,025,000     $  1,081,375
-----------------------------------------------------------------------------------------------------------------------
Steel - 0.5%
-----------------------------------------------------------------------------------------------------------------------
AK Steel Holding Corp., 7.75%, 2012                                                        $ 1,480,000     $  1,250,600
Chaparral Steel Co., 10%, 2013##                                                               515,000          518,862
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,769,462
-----------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Jitney Jungle Stores of America, Inc., 10.375%, 2007**                                     $    35,000     $          0
Roundy's, Inc., 8.875%, 2012                                                                 1,440,000        1,483,200
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,483,200
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 3.8%
-----------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0% to 2005, 12% to 2009                                            $ 1,144,000     $  1,261,260
American Tower Corp., 9.375%, 2009                                                              18,000           18,877
American Tower Corp., 7.125%, 2012                                                             460,000          486,450
American Towers, Inc., 7.25%, 2011                                                             690,000          727,950
Centennial Communications Corp., 10.125%, 2013                                                 615,000          694,950
Dobson Cellular Systems, Inc., 9.875%, 2012                                                    345,000          363,112
Dolphin Telecom PLC, 11.5%, 2008**                                                             475,000                0
Dolphin Telecom PLC, 14%, 2009**                                                               150,000                0
IWO Escrow Co., FRN, 6.8906%, 2012##                                                           155,000          153,838
Nextel Communications, Inc., 5.95%, 2014                                                     5,115,000        5,313,206
Rogers Wireless, Inc., 6.375%, 2014                                                          1,475,000        1,500,813
Rogers Wireless, Inc., 7.5%, 2015                                                              795,000          864,563
Rural Cellular Corp., 9.75%, 2010                                                              900,000          837,000
Rural Cellular Corp., 9.875%, 2010                                                             760,000          784,700
U.S. Unwired, Inc., 10%, 2012                                                                  970,000        1,079,125
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 14,085,844
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 5.6%
-----------------------------------------------------------------------------------------------------------------------
AT&T Corp., 7.3%, 2011                                                                     $ 1,215,000     $  1,400,287
AT&T Corp., 9.75%, 2031                                                                        595,000          774,243
Cincinnati Bell, Inc., 8.375%, 2014                                                            905,000          927,625
Cincinnati Bell, Inc., 8.375%, 2014##                                                          205,000          210,125
Citizens Communications Co., 9.25%, 2011                                                     2,061,000        2,300,591
Citizens Communications Co., 6.25%, 2013                                                       885,000          856,237
Citizens Communications Co., 9%, 2031                                                          350,000          358,750
Eircom Funding PLC, 8.25%, 2013                                                                750,000          813,750
Espirit Telecom Group PLC, 10.875%, 2008**                                                      50,000                0
GCI, Inc., 7.25%, 2014                                                                       1,170,000        1,123,200
MCI, Inc., 6.908%, 2007                                                                        890,000          902,238
MCI, Inc., 7.688%, 2009                                                                        545,000          567,481
Qwest Capital Funding, Inc., 7.25%, 2011                                                     1,445,000        1,383,588
Qwest Corp., 7.875%, 2011##                                                                  1,650,000        1,720,125
Qwest Corp., 13.5%, 2012##                                                                   1,460,000        1,587,750
Qwest Services Corp., 13.5%, 2010                                                            3,655,000        4,221,525
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                355,000          342,575
Time Warner Telecom Holdings, Inc., 9.25%, 2014##                                            1,160,000        1,119,400
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 20,609,490
-----------------------------------------------------------------------------------------------------------------------
Tire & Rubber - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Cooper Standard Automotive, Inc., 8.375%, 2014                                             $   985,000     $    778,150
Goodyear Tire & Rubber Co., 9%, 2015##                                                         715,000          702,488
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,480,638
-----------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%
-----------------------------------------------------------------------------------------------------------------------
R. J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                         $ 1,025,000     $  1,042,938
R. J. Reynolds Tobacco Holdings, Inc., 7.3%, 2015##                                            775,000          775,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,817,938
-----------------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.6%
-----------------------------------------------------------------------------------------------------------------------
CHC Helicopter Corp., 7.375%, 2014                                                         $   680,000     $    678,300
Stena AB, 9.625%, 2012                                                                         365,000          397,850
Stena AB, 7%, 2016                                                                             928,000          860,720
Westinghouse Air Brake Technologies Corp., 6.875%, 2013                                        195,000          199,875
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  2,136,745
-----------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 8.4%
-----------------------------------------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013##                                                                   $ 2,125,000     $  2,374,687
AES Corp., 9%, 2015##                                                                          615,000          690,337
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                                               1,020,000        1,142,400
Calpine Corp., 8.5%, 2008                                                                    1,015,000          730,800
Calpine Corp., 9.625%, 2014##                                                                  400,000          400,000
CenterPoint Energy, Inc., 7.25%, 2010                                                          814,000          903,154
CMS Energy Corp., 8.5%, 2011                                                                 1,360,000        1,516,400
DPL, Inc., 6.875%, 2011                                                                        760,000          820,800
Dynegy Holdings, Inc., 9.875%, 2010##                                                          685,000          756,925
Dynegy Holdings, Inc., 10.125%, 2013##                                                         525,000          593,250
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                           1,285,000        1,492,446
FirstEnergy Corp., 6.45%, 2011                                                               1,475,000        1,611,623
FirstEnergy Corp., 7.375%, 2031                                                                208,000          254,255
Midwest Generation LLC, 8.75%, 2034                                                          1,740,000        1,948,800
Mission Energy Holding Co., 13.5%, 2008                                                        725,000          860,938
Nevada Power Co., 5.875%, 2015##                                                               730,000          733,650
NorthWestern Corp., 5.875%, 2014##                                                           1,240,000        1,271,000
NRG Energy, Inc., 8%, 2013##                                                                 1,882,000        1,985,510
PSEG Energy Holdings LLC, 7.75%, 2007                                                          850,000          877,625
PSEG Energy Holdings LLC, 8.625%, 2008                                                         695,000          738,438
Reliant Energy, Inc., 6.75%, 2014                                                              510,000          498,525
Reliant Resources, Inc., 9.25%, 2010                                                           865,000          942,850
Reliant Resources, Inc., 9.5%, 2013                                                            275,000          305,250
Sierra Pacific Power Co., 6.25%, 2012                                                          560,000          575,400
Sierra Pacific Resources, 8.625%, 2014                                                         720,000          795,600
Teco Energy, Inc., 7%, 2012##                                                                1,000,000        1,080,000
Tenaska Alabama Partners LP, 7%, 2021##                                                        479,000          484,988
Texas Genco LLC, 6.875%, 2014##                                                              1,120,000        1,178,800
TXU Corp., 5.55%, 2014##                                                                     3,220,000        3,122,936
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 30,687,387
-----------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $339,073,756)                                                                $340,995,828
-----------------------------------------------------------------------------------------------------------------------

Stocks - 1.0%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0%
-----------------------------------------------------------------------------------------------------------------------
Sind Holdings, Inc.+*                                                                              539     $     56,811
-----------------------------------------------------------------------------------------------------------------------
Automotive - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                                                  16,300     $  1,146,542
Oxford Automotive*                                                                                  82                0
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,146,542
-----------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.4%
-----------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                       2,399     $    164,140
Telewest Global, Inc.*                                                                          56,817        1,294,291
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,458,431
-----------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0%
-----------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V.+*                                                              59,326     $     46,089
-----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                               26,500     $    816,200
-----------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0%
-----------------------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc.*                                                         2,125     $          0
-----------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0%
-----------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                                           18     $        630
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.1%
-----------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                         13,583     $    330,339
-----------------------------------------------------------------------------------------------------------------------
Telephone Services - 0%
-----------------------------------------------------------------------------------------------------------------------
VersaTel Telecom International N.V.*                                                             1,752     $      3,896
-----------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $3,705,411)                                                                 $  3,858,938
-----------------------------------------------------------------------------------------------------------------------
Convertible Preferred Stock - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Automotive - 0.4%
-----------------------------------------------------------------------------------------------------------------------
General Motors Corp., 5.25%* (Identified Cost, $1,298,063)                                      72,523     $  1,346,027
-----------------------------------------------------------------------------------------------------------------------
Preferred Stocks - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.1%
-----------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25%*                                                                63     $    406,350
-----------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0%
-----------------------------------------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc., 14%#*                                                                 150     $          0
-----------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.1%
-----------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.625%*                                                                          1,995     $    196,009
-----------------------------------------------------------------------------------------------------------------------
Real Estate - 0%
-----------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", 8.75%*                                                               1,200     $     32,496
-----------------------------------------------------------------------------------------------------------------------
Telephone Services - 0%
-----------------------------------------------------------------------------------------------------------------------
PTV, Inc., "A", 10%*                                                                                 5     $         10
-----------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $726,948)                                                         $    634,865
-----------------------------------------------------------------------------------------------------------------------

Warrants - 0%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                      STRIKE PRICE   FIRST EXERCISE        SHARES         $ VALUE
-----------------------------------------------------------------------------------------------------------------------
GT Group Telecom, Inc. (Telephone Services)*                      $ 0.00          8/01/00           550              $0
Loral Space & Communications Ltd. (Business Services)*              0.14          1/28/97           100               1
Loral Space & Communications Ltd. (Business Services)*              0.14          1/28/97           200               1
Ono Finance (Broadcast & Cable TV)*                                 0.00          5/31/09           525               0
Pliant Corp. (Containers)##*                                        0.01          5/25/00           110               1
Renaissance Cosmetics, Inc. (Consumer Goods & Services)*            0.01          8/08/96           129               0
Sterling Chemicals, Inc. (Specialty Chemicals)*                    52.00         12/31/02            29              35
Thermadyne Holdings Corp. (Machinery & Tools)*                     20.78          5/29/03           507             101
XM Satellite Radio, Inc. (Broadcast & Cable TV)*                   45.24          9/16/00           175          10,500
XO Communications, Inc., "A" (Telephone Services)*                  6.25          5/27/03           253              89
XO Communications, Inc., "B" (Telephone Services)*                  7.50          5/27/03           189              49
XO Communications, Inc., "C" (Telephone Services)*                 10.00          5/27/03           189              40
-----------------------------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $89,402)                                                                       $10,817
-----------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - < 4.3%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.43%, due 7/01/05                                                $14,638,000     $ 14,638,000
General Electric Capital Corp., 3.4%, due 7/01/05                                            1,030,000        1,030,000
-----------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                            $ 15,668,000
-----------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $360,561,580)(+)                                                       $362,514,475
-----------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.0%                                                                         3,777,694
-----------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                        $366,292,169
-----------------------------------------------------------------------------------------------------------------------
  *  Non-Income producing security.
 **  Non-Income producing security - in default.
  <  The rate shown represents an annualized yield at time of purchase.
  +  Restricted security.
  #  Payment-in-kind security.
 ##  SEC Rule 144A restriction.
(+)  As of June 30, 2005 the series had two securites representing $60,707 and less than 0.1% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
ADR = American Depository Receipt
FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar.
All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below.

EUR = Euro

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $360,561,580)                                    $362,514,475
Receivable for forward foreign currency exchange contracts                                     48,487
Receivable for investments sold                                                             1,440,964
Receivable for series shares sold                                                             138,494
Interest and dividends receivable                                                           6,181,125
Receivable from investment adviser                                                             55,358
Other assets                                                                                      197
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $370,379,100
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to custodian                                                                         $723,318
Payable for forward foreign currency exchange contracts                                         4,750
Payable for investments purchased                                                           2,778,074
Payable for series shares reacquired                                                          443,711
Payable to affiliates
  Management fee                                                                                7,538
  Shareholder servicing costs                                                                     446
  Distribution fee                                                                                 60
  Administrative services fee                                                                     352
Accrued expenses and other liabilities                                                        128,682
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                  $4,086,931
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $366,292,169
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $360,915,298
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies                                                           1,995,164
Accumulated net realized gain (loss) on investments and foreign currency
transactions                                                                              (10,066,214)
Accumulated undistributed net investment income                                            13,447,921
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $366,292,169
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          37,722,390
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net asset value per share
  (net assets of $357,464,937 / 36,807,563 shares of beneficial interest
  outstanding)                                                                                                          $9.71
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net asset value per share
  (net assets of $8,827,232 / 914,827 shares of beneficial interest outstanding)                                        $9.65
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/05
NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Interest                                                                                 $15,131,697
  Dividends                                                                                     84,257
  Foreign taxes withheld                                                                        (2,454)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                           $15,213,500
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                            $1,496,837
  Distribution fee                                                                              50,833
  Shareholder servicing costs                                                                   70,060
  Administrative services fee                                                                   28,138
  Trustees' compensation                                                                         2,290
  Custodian fee                                                                                 71,256
  Printing                                                                                      59,606
  Auditing fees                                                                                 26,491
  Legal fees                                                                                    10,742
  Shareholder solicitation expenses                                                             48,591
  Miscellaneous                                                                                 42,420
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $1,907,264
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                         (18,751)
  Reduction of expenses by investment adviser                                                  (56,285)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $1,832,228
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                             $13,381,272
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                   $3,497,051
  Foreign currency transactions                                                                316,565
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                          $3,813,616
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                             $(17,229,203)
  Translation of assets and liabilities in foreign currencies                                  367,326
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                       $(16,861,877)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                      $(13,048,261)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                                 $333,011
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED
                                                                                              6/30/05              YEAR ENDED
                                                                                          (UNAUDITED)                12/31/04

CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     $13,381,272             $26,658,652
Net realized gain (loss) on investments and foreign currency transactions                   3,813,616               5,227,369
Net unrealized gain (loss) on investments and foreign currency translation                (16,861,877)              2,373,798
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $333,011             $34,259,819
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                          $(23,542,816)           $(16,152,927)
  Service Class                                                                            (3,786,010)             (2,136,379)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                             $(27,328,826)           $(18,289,306)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                      $(41,520,685)            $58,638,276
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $(68,516,500)            $74,608,789
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    434,808,669             360,199,880
At end of period (including accumulated undistributed net investment income of
$13,447,921 and $27,395,475, respectively)                                               $366,292,169            $434,808,669
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                   SIX MONTHS                          YEARS ENDED 12/31
                                                      ENDED        ------------------------------------------------------------
                                                     6/30/05          2004         2003         2002         2001          2000
                                                   (UNAUDITED)

Net asset value, beginning of period                  $10.37         $9.97        $8.81        $9.22        $9.84        $11.49
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                  $0.34         $0.68        $0.68        $0.73        $0.90         $1.05
Net realized and unrealized gain (loss) on
investments and foreign currency                       (0.31)         0.19         0.87        (0.50)       (0.68)        (1.75)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.03         $0.87        $1.55        $0.23        $0.22        $(0.70)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                            $(0.69)       $(0.47)      $(0.39)      $(0.64)      $(0.84)       $(0.95)
Net asset value, end of period                         $9.71        $10.37        $9.97        $8.81        $9.22         $9.84
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                    0.50++***     9.15        17.96         2.56         2.07***      (6.67)***
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                    0.93+         0.86         0.89         0.88         1.01          0.99
Expenses after expense reductions##                     0.90+         0.89^^       0.90^^       0.90^^       0.91          0.95
Net investment income(S)                                6.77+         6.86         7.23         8.32         9.53          9.79
Portfolio turnover                                        33            63           82           68           64            70
Net assets at end of period (000 Omitted)           $357,465      $379,246     $319,245     $120,711      $84,515       $62,113
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                        SIX MONTHS                  YEARS ENDED 12/31                 PERIOD
                                                          ENDED         -----------------------------------------     ENDED
                                                         6/30/05          2004        2003        2002       2001   12/31/00**
                                                       (UNAUDITED)

Net asset value, beginning of period                      $10.29        $9.91       $8.77       $9.20       $9.86      $10.56
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                      $0.37        $0.65       $0.65       $0.70       $0.71       $0.80
Net realized and unrealized gain (loss) on investments
and foreign currency                                       (0.34)        0.19        0.88       (0.49)      (0.54)      (1.50)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           $0.03        $0.84       $1.53       $0.21       $0.17      $(0.70)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                $(0.67)      $(0.46)     $(0.39)     $(0.64)     $(0.83)        $--
Net asset value, end of period                             $9.65       $10.29       $9.91       $8.77       $9.20       $9.86
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                        0.49++***    8.82       17.70        2.33        1.62***    (6.63)++***
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                        1.18+        1.11        1.14        1.13        1.21        1.19+
Expenses after expense reductions##                         1.15+        1.14^^      1.15^^      1.15^^      1.11        1.15+
Net investment income(S)                                    6.34+        6.62        6.99        8.16        8.97       10.50+
Portfolio turnover                                            33           63          82          68          64          70
Net assets at end of period (000 Omitted)                 $8,827      $55,562     $40,955     $17,190      $3,182          $0+++
-----------------------------------------------------------------------------------------------------------------------------

  +  Annualized.
 ++  Not annualized.
+++  Service Class net assets were less than $500.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
 **  For the period from the class' inception, May 1, 2000 (Service Class), through the stated period ended.
***  Certain expenses have been reduced without which performance would have been lower.
^^   Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(S)  Effective January 1, 2001 the series adopted the provisions of the AICPA Audit and Accounting Guide for
     Investment Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change.
(+)  The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  &  From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS High Income Series (the series) is a diversified series of MFS Variable Insurance Trust (the Trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2005, there were 33 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the series' portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The series may also use contracts in a manner intended to protect foreign currency- denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the six months ended June 30, 2005 the series' custodian fees were reduced by $18,566 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the six months ended June 30, 2005 the series' miscellaneous expenses were reduced by $185 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, wash sales, defaulted bonds, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:
                                               12/31/04        12/31/03
       Distributions declared from:
         Ordinary income                     $18,289,306      $9,048,084

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

       Undistributed ordinary income                    $27,314,965
       Capital loss carryforward                        (11,058,595)
       Unrealized appreciation (depreciation)            16,363,595
       Other temporary differences                         (247,279)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2009 ($2,170,077) and December 31, 2010 ($8,888,518).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

The investment adviser has contractually agreed to pay a portion of the series' operating expenses, exclusive of management and distribution and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the series' average daily net assets. This is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until April 30, 2006 unless the series' Board of Trustees consents to an earlier revision or termination of this agreement.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFSC, a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2005 the fee was $69,852, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2005 these costs amounted to $152.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

The administrative services fee incurred for the six months ended June 30, 2005 was equivalent to an annual effective rate of 0.0141% of the series' average daily net assets.

TRUSTEES' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $927, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $122,849,352 and $155,986,749, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                          $361,885,172
              ----------------------------------------------------
              Gross unrealized appreciation             $8,007,106
              Gross unrealized depreciation             (7,377,803)
              ----------------------------------------------------
              Net unrealized appreciation (depreciation)  $629,303

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                  Six months ended 6/30/05           Year ended 12/31/04
                                                                  SHARES          AMOUNT           SHARES           AMOUNT

INITIAL CLASS SHARES

Shares sold                                                       4,390,030      $43,789,516      11,628,103      $115,946,616
Shares issued to shareholders in reinvestment
of distributions                                                  2,499,237       23,542,616       1,689,637        16,152,927
Shares reacquired                                                (6,666,199)     (67,224,723)     (8,762,515)      (85,926,955)
------------------------------------------------------------------------------------------------------------------------------
Net change                                                          223,068         $107,409       4,555,225       $46,172,588

SERVICE CLASS SHARES

Shares sold                                                         457,143       $4,615,991       1,515,983       $14,978,014
Shares issued to shareholders in reinvestment
of distributions                                                    404,499        3,786,010         224,634         2,136,273
Shares reacquired                                                (5,346,492)     (50,030,095)       (475,551)       (4,648,599)
------------------------------------------------------------------------------------------------------------------------------
Net change                                                       (4,484,850)    $(41,628,094)      1,265,066       $12,465,688

On May 2, 2005, the series paid redemption proceeds of $56,703,559 to a shareholder that comprised 14% of the outstanding voting shares of the series. The redeeming shareholder voluntarily reimbursed the series for trading costs incurred on security sales that were required to fund the redemption.

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2005 was $2,414 and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2005.

(7) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts
Sales and purchases in the table below are netted by currency.

                                                                       NET
                                            IN                     UNREALIZED
                       CONTRACTS TO       EXCHANGE    CONTRACTS    APPRECIATION
    SETTLEMENT DATE  DELIVER/RECEIVE        FOR       AT VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------
SALES

  8/08/05 - 8/24/05  EUR  4,910,725     $5,994,277   $5,945,790         $48,487
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PURCHASES

            8/08/05  EUR    244,182       $300,343     $295,593         $(4,750)
--------------------------------------------------------------------------------

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown on page 14.

At June 30, 2005, the series had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

At June 30, 2005, the series owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.03% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The series does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                 DATES OF
DESCRIPTION                                   ACQUISITION               SHARES                 COST               VALUE
Corporation Durango S.A., de C.V.        6/18/02-10/05/04               59,326                   $0             $46,089
Sind Holdings, Inc.                              12/15/99                  539              200,492              56,811
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               $102,900

RESULTS OF SHAREHOLDER MEETING (unaudited) - 6/30/05

At a special meeting of shareholders of MFS High Income Series, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                  NUMBER OF DOLLARS
                                   ---------------------------------------------
NOMINEE                                  AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn                     $6,200,001,830.46         $242,746,643.71
--------------------------------------------------------------------------------
David H. Gunning                      6,212,408,301.43          230,340,172.74
--------------------------------------------------------------------------------
William R. Gutow                      6,208,366,487.51          234,381,986.66
--------------------------------------------------------------------------------
Michael Hegarty                       6,209,214,813.88          233,533,660.29
--------------------------------------------------------------------------------
J. Atwood Ives                        6,201,517,772.03          241,230,702.14
--------------------------------------------------------------------------------
Amy B. Lane                           6,207,755,652.53          234,992,821.64
--------------------------------------------------------------------------------
Robert J. Manning                     6,210,847,081.29          231,901,392.88
--------------------------------------------------------------------------------
Lawrence T. Perera                    6,203,775,282.60          238,973,191.57
--------------------------------------------------------------------------------
Robert C. Pozen                       6,211,789,121.63          230,959,352.54
--------------------------------------------------------------------------------
J. Dale Sherratt                      6,202,492,597.10          240,255,877.07
--------------------------------------------------------------------------------
Laurie J. Thomsen                     6,205,475,472.40          237,273,001.77
--------------------------------------------------------------------------------

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS will be available on or before November 23, 2005 by clicking on "Variable Insurance Trust" in the "Products and Performance" section of the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                               VHI-SEM 8/05 5M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/05

MFS(R) RESEARCH BOND SERIES
(FORMERLY MFS(R) BOND SERIES)

A path for pursuing opportunity

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) RESEARCH BOND SERIES

Objective: Seeks total return (high current income and long-term growth of capital).

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                              10
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     15
----------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                    19
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     19
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             19
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    19
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

* NOTE TO CONTRACT OWNERS: PRIOR TO MAY 1, 2005, MFS(R) RESEARCH BOND SERIES WAS KNOWN AS MFS(R) BOND SERIES. THE SERIES' NAME WAS CHANGED TO BETTER REFLECT ITS NEW PRIMARY INVESTMENT OBJECTIVE OF ONE SEEKING TOTAL RETURN (HIGH CURRENT INCOME AND LONG-TERM GROWTH OF CAPITAL) THAN ONE SEEKING PRIMARILY TO PROVIDE AS HIGH A LEVEL OF CURRENT INCOME AS IS BELIEVED TO BE CONSISTENT WITH PRUDENT INVESTMENT RISK AND SECONDARILY TO PROTECT SHAREHOLDERS' CAPITAL.

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Bonds                                      98.0%
              Cash & Other Net Assets                     2.0%

              TOP TEN HOLDINGS

              U.S. Treasury Bonds, 9.375%, 20061          1.2%
              ------------------------------------------------
              U.S. Treasury Notes, 6.125%, 2007           6.4%
              ------------------------------------------------
              Fannie Mae, 5.5%, 15 yr                     4.9%
              ------------------------------------------------
              U.S. Treasury Notes, 4.375%, 2007           2.8%
              ------------------------------------------------
              Fannie Mae, 5.5%, 30 yr                     2.0%
              ------------------------------------------------
              Metropolitan Transportation Authority
              Rev., NY, "A", AMBAC, 5%, 2033              1.8%
              ------------------------------------------------
              Fannie Mae, 6%, 15 yr                       1.7%
              ------------------------------------------------
              U.S. Treasury Notes, 5.625%, 2008           1.6%
              ------------------------------------------------
              U.S. Treasury Notes, 4%, 2015               1.5%
              ------------------------------------------------
              Fannie Mae, 6%, 2012 - 2017                 1.4%
              ------------------------------------------------

              BOND MARKET SECTORS*

              U.S. Gov't Treasuries                      30.6%
              ------------------------------------------------
              High Grade Corporates                      28.6%
              ------------------------------------------------
              Mortgage-Backed Securities                  9.9%
              ------------------------------------------------
              U.S. Gov't Agencies                         8.8%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       6.4%
              ------------------------------------------------
              High Yield Corporates                       5.7%
              ------------------------------------------------
              Asset-Backed Securities                     3.4%
              ------------------------------------------------
              Municipal Bonds                             3.0%
              ------------------------------------------------
              Cash & Other Net Assets                     2.0%
              ------------------------------------------------
              Emerging Market Bonds                       1.4%
              ------------------------------------------------
              International Bonds                         0.2%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        55.7%
              ------------------------------------------------
              AA                                          4.5%
              ------------------------------------------------
              A                                           6.5%
              ------------------------------------------------
              BBB                                        21.8%
              ------------------------------------------------
              BB                                          7.7%
              ------------------------------------------------
              B                                           0.6%
              ------------------------------------------------
              Not Rated                                   3.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             4.4
              ------------------------------------------------
              Average Life                            7.6 yrs.
              ------------------------------------------------
              Average Maturity***                    11.6 yrs.
              ------------------------------------------------
              Average Quality****                          AA-
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 6/ 30/05.
 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 6/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     1/01/05-
Share Class                 Ratio      1/01/05         6/30/05         6/30/05
-------------------------------------------------------------------------------
        Actual              0.74%     $1,000.00       $1,016.00         $3.70
Initial -----------------------------------------------------------------------
 Class  Hypothetical*       0.74%     $1,000.00       $1,021.12         $3.71
-------------------------------------------------------------------------------
        Actual              0.99%     $1,000.00       $1,014.90         $4.95
Service -----------------------------------------------------------------------
 Class  Hypothetical*       0.99%     $1,000.00       $1,019.89         $4.96
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Effective May 1, 2005, the series' operating expense reduction was increased from 0.15% to 0.20%, and a 0.10% management fee waiver was put in place (as described in Note 3 of the Notes to the Financial Statements). Had these expense reductions been in effect throughout the entire six month period, the annualized expense ratio would have been lower by 0.10% for each share class, and the expenses paid during the period would have been approximately $0.50 lower for each share class.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Bonds - 97.0%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                 $    90,000     $     88,650
News America Holdings, 8.5%, 2025                                                              152,000          192,872
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    281,522
-----------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2019                                                   $    82,376     $     82,465
Continental Airlines, Inc., 6.648%, 2019                                                        68,791           67,881
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    150,346
-----------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013#                                                            $   119,000     $    123,321
-----------------------------------------------------------------------------------------------------------------------

Asset Backed & Securitized - 9.8%
-----------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                            $    90,000     $     92,630
Asset Securitization Corp., FRN, 8.0064%, 2026                                                 180,000          187,784
Capital One Auto Finance Trust, 2.47%, 2010                                                    250,000          245,848
Citibank Credit Card Issuance Trust, 6.65%, 2008                                                50,000           51,135
Commercial Mortgage Acceptance Corp., 5.44%, 2013#                                              88,000           90,448
Commercial Mortgage Acceptance Corp., 1.1555%, 2030^                                         1,522,851           55,453
Commercial Mortgage Acceptance Corp., 6.04%, 2030                                               65,000           68,278
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                               50,000           54,584
Countrywide Asset-Backed Certificates, 4.575%, 2035                                             20,000           20,094
CPS Auto Receivables Trust, 3.52%, 2009#                                                        31,914           31,670
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033#                                                 92,000           95,680
Deutsche Mortgage & Asset Receiving Corp., FRN, 6.538%, 2031                                   230,609          241,744
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                     100,000          101,710
DLJ Commercial Mortgage Corp., FRN, 7.6144%, 2032                                              110,000          122,877
Drive Auto Receivables Trust, 2.5%, 2009#                                                       87,000           85,008
Drivetime Auto Owner Trust, 1.918%, 2008#                                                      123,655          122,476
E*TRADE RV & Marine Trust, 3.62%, 2018                                                          60,000           59,268
Falcon Franchise Loan LLC, FRN, 3.804%, 2025^                                                  419,517           72,898
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029#                                65,000           73,330
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                          60,000           57,649
GMAC Commercial Mortgage Securities, Inc., 7.9079%, 2034#                                      110,000          122,092
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                       183,329          183,275
Holmes Financing PLC, 3.8606%, 2040                                                             78,000           78,317
IKON Receivables Funding LLC, 3.27%, 2011                                                       95,000           94,232
Lehman Brothers Commercial Conduit Mortgage Trust, 1.1563%, 2030^                              954,405           29,180
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                                 105,000          113,553
Morgan Stanley Capital I, Inc., 0.7546%, 2030^#                                              2,384,934           49,481
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                    145,000          149,585
Morgan Stanley Capital I, Inc., 7.3%, 2030#                                                    115,000          120,883
Morgan Stanley Capital I, Inc., 5.72%, 2032                                                    124,379          130,856
Mortgage Capital Funding, Inc., FRN, 0.8309%, 2031^                                          1,331,698           25,583
New Century Home Equity Loan Trust, 4.532%, 2027                                               350,000          350,000
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                               150,000          149,201
Prudential Securities Secured Financing Corp., 7.348%, 2013#                                   125,000          138,368
Residential Asset Mortgage Products, Inc., 3.49%, 2029                                           8,710            8,689
TIAA Real Estate CDO Ltd., 7.17%, 2032#                                                         53,453           55,643
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  3,729,502
-----------------------------------------------------------------------------------------------------------------------
Automotive - 1.7%
-----------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.625%, 2008                                                        $   112,000     $    106,733
Ford Motor Credit Co., 7.875%, 2010                                                            193,000          190,723
General Motors Acceptance Corp., 6.75%, 2014                                                   171,000          152,989
General Motors Corp., 8.375%, 2033                                                             108,000           90,180
Navistar International Corp., 7.5%, 2011                                                        90,000           91,800
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    632,425
-----------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 7.2%
-----------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049                                $    86,000     $    125,430
Banco Mercantil del Norte S.A., FRN, 5.875%, 2014#                                              92,000           93,495
Bank of America Corp., 7.4%, 2011                                                              315,000          360,511
Barclays Bank PLC, 8.55% to 2011, FRN to 2049#                                                  69,000           83,012
BBVA Bancomer Capital Trust I, 10.5%, 2011#                                                    102,000          105,953
BNP Paribas, 5.186%, 2049#                                                                     174,000          175,917
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049#                                  123,000          120,838
Citigroup, Inc., 5%, 2014                                                                      163,000          166,740
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049#                                          163,000          175,949
Kazkommerts International B.V., 8.5%, 2013                                                     106,000          112,360
Mizuho Financial Group, Inc., 5.79%, 2014#                                                     153,000          160,933
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049#                                               51,000           56,674
Popular North America, Inc., 4.25%, 2008                                                        98,000           98,008
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                              121,000          134,221
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049#                                             97,000          103,798
UFJ Finance Aruba AEC, 6.75%, 2013                                                             129,000          143,861
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049#                                45,000           54,032
Wachovia Corp., 4.875%, 2014                                                                    82,000           83,351
Wachovia Corp., 6.605%, 2025                                                                   164,000          193,213
Wells Fargo & Co., 6.45%, 2011                                                                 165,000          181,997
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  2,730,293
-----------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.5%
-----------------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.65%, 2035                                                                 $    80,000     $     79,665
TCI Communications Financing III, 9.65%, 2027                                                  363,000          411,331
TCI Communications, Inc., 9.8%, 2012                                                            72,000           91,706
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    582,702
-----------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                $   184,000     $    198,185
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                   165,000          183,447
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    381,632
-----------------------------------------------------------------------------------------------------------------------
Building - 0.7%
-----------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                 $   135,000     $    143,739
CRH North America, Inc., 6.95%, 2012                                                            93,000          104,970
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    248,709
-----------------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5%, 2007                                                                 $    83,000     $     84,299
Dow Chemical Co., 5.75%, 2008                                                                   62,000           65,020
Nova Chemicals Corp., 6.5%, 2012                                                                45,000           43,650
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    192,969
-----------------------------------------------------------------------------------------------------------------------
Conglomerates - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                               $    80,000     $     89,497
Tyco International Group S.A., 6.75%, 2011                                                     166,000          184,277
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    273,774
-----------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Litton Industries, Inc., 8%, 2009                                                          $   165,000     $    187,671
-----------------------------------------------------------------------------------------------------------------------

Energy - Independent - 0.9%
-----------------------------------------------------------------------------------------------------------------------
Anderson Exploration Ltd., 6.75%, 2011                                                     $    93,000     $    101,745
Chesapeake Energy Corp., 7.5%, 2014                                                             35,000           37,975
Kerr-McGee Corp., 6.95%, 2024                                                                  113,000          116,760
Ocean Energy, Inc., 7.625%, 2005                                                                78,000           78,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    334,480
-----------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                             $    77,000     $     92,906
-----------------------------------------------------------------------------------------------------------------------

Entertainment - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                               $   111,000     $    113,201
Walt Disney Co., 6.375%, 2012                                                                  115,000          127,177
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    240,378
-----------------------------------------------------------------------------------------------------------------------
Financial Institutions - 0.4%
-----------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.7%, 2007                                                 $    40,000     $     42,811
HSBC Finance Corp., 6.75%, 2011                                                                 46,000           51,058
International Lease Finance Corp., 5%, 2010                                                     72,000           73,419
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    167,288
-----------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013#                                                       $   130,000     $    132,837
-----------------------------------------------------------------------------------------------------------------------

Forest & Paper Products - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 7.25%, 2028                                                         $   130,000     $    139,100
MeadWestvaco Corp., 6.8%, 2032                                                                 105,000          124,688
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    263,788
-----------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Harrahs Operation, Inc., 5.625%, 2015#                                                     $   109,000     $    111,022
MGM Mirage, Inc., 5.875%, 2014                                                                 115,000          111,694
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    222,716
-----------------------------------------------------------------------------------------------------------------------
Insurance - 0.8%
-----------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                                            $   193,000     $    187,186
Genworth Financial, Inc., 5.75%, 2014                                                          102,000          109,390
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    296,576
-----------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.9%
-----------------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                                    $   135,000     $    139,809
Fund American Cos., Inc., 5.875%, 2013                                                          90,000           93,740
Willis Group North America, Inc., 5.625%, 2015                                                 105,000          105,675
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    339,224
-----------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                                            $    75,000     $     76,294
-----------------------------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 0.3%
-----------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                     $   110,000     $    125,016
-----------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                                            $   122,000     $    147,506
-----------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 9.4%
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.17%, 2013                                                                    $    21,363     $     20,617
Fannie Mae, 4.6%, 2014                                                                          50,508           51,033
Fannie Mae, 4.56%, 2015                                                                         57,623           58,017
Fannie Mae, 4.665%, 2015                                                                        39,398           39,958
Fannie Mae, 4.69%, 2015                                                                         31,852           32,363
Fannie Mae, 4.7%, 2015                                                                          44,858           45,602
Fannie Mae, 4.74%, 2015                                                                         50,000           50,970
Fannie Mae, 4.85%, 2015                                                                         42,640           43,798
Fannie Mae, 4.87%, 2015                                                                         35,600           36,802
Fannie Mae, 4.89%, 2015                                                                         30,906           31,834
Fannie Mae, 4.925%, 2015                                                                       126,434          130,682
Fannie Mae, 6%, 2012 - 2017                                                                    506,507          525,880
Fannie Mae, 5.5%, 2017 - 2035                                                                1,833,118        1,873,688
Fannie Mae, 4.5%, 2018                                                                         296,504          295,369
Fannie Mae, 4.88%, 2020                                                                         49,450           50,825
Fannie Mae, 7.5%, 2030 - 2031                                                                   91,676           97,975
Fannie Mae, 6.5%, 2032                                                                         198,405          205,675
Fannie Mae TBA, 5.5%, 2099                                                                     150,000          152,016
Freddie Mac, 5.5%, 2019                                                                        100,306          103,011
Freddie Mac, 6%, 2034                                                                           59,081           60,621
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  3,906,736
-----------------------------------------------------------------------------------------------------------------------
Municipals - 3.0%
-----------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, "A", AMBAC, 5%, 2033                       $   650,000     $    697,236
New York, NY, City Municipal Water Finance Authority, Water & Sewer Systems Rev., "D",
5%, 2037                                                                                       415,000          441,398
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,138,634
-----------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.0%
-----------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                           $   204,000     $    242,318
Enterprise Products Operating LP, 6.875%, 2033                                                 155,000          174,776
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                   175,000          213,221
Kinder Morgan, Inc., 6.8%, 2008                                                                 55,000           58,102
Magellan Midstream Partners LP, 5.65%, 2016                                                     66,000           68,219
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    756,636
-----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                          $   130,000     $    136,819
-----------------------------------------------------------------------------------------------------------------------

Pollution Control - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.1%, 2026                                                         $    98,000     $    113,783
-----------------------------------------------------------------------------------------------------------------------

Railroad & Shipping - 0.4%
-----------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.3%, 2012                                                                      $   155,000     $    169,780
-----------------------------------------------------------------------------------------------------------------------

Real Estate - 2.3%
-----------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                                          $   100,000     $     99,974
EOP Operating LP, 8.375%, 2006                                                                 102,000          105,016
EOP Operating LP, 6.8%, 2009                                                                   168,000          180,057
HRPT Properties Trust, 6.25%, 2016                                                             125,000          135,340
Simon Property Group LP, 6.375%, 2007                                                          135,000          140,939
Simon Property Group LP, 6.35%, 2012                                                            88,000           95,974
Vornado Realty Trust, 5.625%, 2007                                                             135,000          137,601
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    894,901
-----------------------------------------------------------------------------------------------------------------------
Restaurants - 0.4%
-----------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                            $   135,000     $    163,569
-----------------------------------------------------------------------------------------------------------------------

Retailers - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                              $    70,000     $     73,500
Dollar General Corp., 8.625%, 2010                                                             120,000          136,800
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    210,300
-----------------------------------------------------------------------------------------------------------------------
Supranational - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                                                $    61,000     $     68,299
-----------------------------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 0.9%
-----------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                                                  $    69,000     $     96,713
Mobile TeleSystems OJSC, 9.75%, 2008#                                                           76,000           81,700
Nextel Communications, Inc., 5.95%, 2014                                                       150,000          155,813
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    334,226
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.0%
-----------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                                               $   100,000     $    113,860
Citizens Communications Co., 9%, 2031                                                           75,000           76,875
Deutsche Telekom International Finance B.V., 8.75%, 2030                                        84,000          113,734
Telecom Italia Capital, 6%, 2034#                                                              110,000          112,302
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                            70,000           71,419
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                                             63,000           67,449
Verizon New York, Inc., 7.375%, 2032                                                           168,000          197,319
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    752,958
-----------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%
-----------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                          $   197,000     $    200,448
-----------------------------------------------------------------------------------------------------------------------

Transportation - Services - 0.4%
-----------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                   $   110,000     $    141,416
-----------------------------------------------------------------------------------------------------------------------

U.S. Government Agencies - 9.5%
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2006                                                                    $   325,000     $    323,169
Fannie Mae, 6%, 2008                                                                           600,000          634,227
Fannie Mae, 5.25%, 2012                                                                         52,000           54,810
Fannie Mae, 6.125%, 2012                                                                       253,000          282,937
Federal Home Loan Bank, 3.25%, 2006                                                            250,000          248,626
Freddie Mac, 4.875%, 2013                                                                      200,000          209,255
Small Business Administration, 4.34%, 2024                                                     216,823          214,894
Small Business Administration, 4.93%, 2024                                                     172,493          176,180
Small Business Administration, 4.99%, 2024                                                     167,036          170,973
Small Business Administration, 4.625%, 2025                                                    350,000          351,483
Small Business Administration, 4.86%, 2025                                                     350,000          355,808
Small Business Administration, 5.11%, 2025                                                     269,000          276,809
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  3,299,171
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 29.9%
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.375%, 2006                                                          $ 4,091,000     $  4,254,800
U.S. Treasury Bonds, 9.875%, 2015                                                               54,000           80,709
U.S. Treasury Bonds, 5.375%, 2031                                                              387,000          456,660
U.S. Treasury Notes, 7%, 2006                                                                  350,000          362,127
U.S. Treasury Notes, 4.375%, 2007                                                            1,045,000        1,058,919
U.S. Treasury Notes, 6.125%, 2007                                                            2,307,000        2,422,890
U.S. Treasury Notes, 5.625%, 2008                                                              587,000          617,955
U.S. Treasury Notes, 4%, 2010                                                                  340,000          343,719
U.S. Treasury Notes, 6.5%, 2010                                                                109,000          121,641
U.S. Treasury Notes, 5%, 2011                                                                  145,000          154,589
U.S. Treasury Notes, TIPS, 3%, 2012                                                            363,576          399,336
U.S. Treasury Notes, TIPS, 2%, 2014                                                            563,377          580,381
U.S. Treasury Notes, 4%, 2015                                                                  559,000          560,987
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 11,414,713
-----------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.5%
-----------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                      $   206,000     $    244,435
Dominion Resources Inc., 5.95%, 2035                                                           120,000          124,297
DTE Energy Co., 7.05%, 2011                                                                    115,000          128,758
Duke Capital Corp., 8%, 2019                                                                    90,000          111,388
Enersis S.A., 7.375%, 2014                                                                     125,000          134,919
Exelon Generation Co. LLC, 6.95%, 2011                                                         173,000          194,073
Northeast Utilities, 8.58%, 2006                                                                38,657           39,387
NorthWestern Corp., 5.875%, 2014#                                                                5,000            5,125
NRG Energy, Inc., 8%, 2013#                                                                    125,000          131,875
Reliant Energy, Inc., 8.125%, 2005                                                             119,000          119,124
W3A Funding Corp., 8.09%, 2017                                                                  94,120          104,767
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,338,148
-----------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $36,401,734)                                                                  $36,994,412
-----------------------------------------------------------------------------------------------------------------------

Short-Term Obligation - 2.2%
-----------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.43%, due 7/01/05, at Amortized Cost<                                $844,000        $844,000
-----------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $37,245,734)                                                            $37,838,412
-----------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.8%                                                                           298,833
-----------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                         $38,137,245
-----------------------------------------------------------------------------------------------------------------------
< The rate shown represents an annualized yield at time of purchase.
# SEC Rule 144A restriction.
^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

AMBAC = AMBAC Indemnity Corp.
FRN   = Floating Rate Note. The interest rate is the rate in effect as of period end.
TBA   = To Be Announced
TIPS  = Treasury Inflation Protected Security.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $37,245,734)                                       $37,838,412
Cash                                                                                                 7
Receivable for investments sold                                                                159,970
Receivable for series shares sold                                                               16,102
Interest receivable                                                                            542,398
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $38,556,889
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                             $182,955
Payable for TBA purchase commitments                                                           151,828
Payable for series shares reacquired                                                            65,214
Payable to affiliates
  Management fee                                                                                   495
  Shareholder servicing costs                                                                       41
  Distribution fee                                                                                  68
  Administrative services fee                                                                       14
Accrued expenses and other liabilities                                                          19,029
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                    $419,644
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $38,137,245
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                            $36,459,714
Unrealized appreciation on investments and translation of assets and liabilities
in foreign currencies                                                                          592,678
Accumulated undistributed net realized gain on investments and foreign currency
transactions                                                                                   259,587
Accumulated undistributed net investment income                                                825,266
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $38,137,245
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           3,285,215
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net asset value per share
  (net assets of $28,364,905 / 2,440,545 shares of beneficial interest outstanding)                                    $11.62
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net asset value per share
  (net assets of $9,772,340 / 844,670 shares of beneficial interest outstanding)                                       $11.57
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Interest income                                                                                                      $967,825
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                                $107,582
  Distribution fee                                                                                 9,956
  Shareholder servicing costs                                                                      6,378
  Administrative services fee                                                                      2,551
  Trustees' compensation                                                                             691
  Custodian fee                                                                                   19,236
  Printing                                                                                        10,414
  Auditing fees                                                                                   27,207
  Legal fees                                                                                      20,301
  Shareholder solicitation expenses                                                                2,343
  Miscellaneous                                                                                    4,250
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $210,909
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                              (798)
  Reduction of expenses by investment adviser                                                    (68,549)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $141,562
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $826,263
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                       $503,528
  Futures contracts                                                                                6,164
  Foreign currency transactions                                                                      612
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                            $510,304
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                                  $(765,036)
  Futures contracts                                                                                5,716
  Translation of assets and liabilities in foreign currencies                                       (906)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                          $(760,226)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                         $(249,922)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                                 $576,341
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                                                      SIX MONTHS ENDED             YEAR ENDED
                                                                                               6/30/05               12/31/04
                                                                                           (UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                         $826,263             $1,642,957
Net realized gain (loss) on investments and foreign currency transactions                      510,304                676,873
Net unrealized gain (loss) on investments and foreign currency translation                    (760,226)              (354,958)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                          $576,341             $1,964,872
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                            $(1,414,791)           $(1,810,680)
  Service Class                                                                               (421,473)              (201,561)

From net realized gain on investments and foreign currency transactions
  Initial Class                                                                               (238,802)                    --
  Service Class                                                                                (72,865)                    --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                               $(2,147,931)           $(2,012,241)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                         $4,269,698             $1,086,600
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                  $2,698,108             $1,039,231
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                      35,439,137             34,399,906
At end of period (including accumulated undistributed net investment income of
$825,266 and $1,835,267, respectively)                                                     $38,137,245            $35,439,137
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operations). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                 SIX MONTHS                          YEARS ENDED 12/31
                                                    ENDED        --------------------------------------------------------------
                                                   6/30/05        2004          2003          2002          2001         2000
                                                 (UNAUDITED)
Net asset value, beginning of period               $12.16        $12.19        $11.82        $11.52        $11.32        $10.93
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                               $0.27         $0.59         $0.62         $0.67         $0.72         $0.76

Net realized and unrealized gain (loss) on
investments and foreign currency                    (0.09)         0.11          0.45          0.30          0.22          0.20
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.18         $0.70         $1.07         $0.97         $0.94         $0.96
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                         $(0.62)       $(0.73)       $(0.70)       $(0.67)       $(0.74)       $(0.57)

From net realized gain on investments and
foreign currency transactions                       (0.10)           --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.72)       $(0.73)       $(0.70)       $(0.67)       $(0.74)       $(0.57)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $11.62        $12.16        $12.19        $11.82        $11.52        $11.32
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&**                               1.60++        6.06          9.34          8.92          8.71          9.21
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                 1.12+         0.99          0.94          0.92          0.99          0.99
Expenses after expense reductions##                  0.74+         0.75          0.75          0.75          0.75          0.84
Net investment income(S)                             4.66+         4.88          5.04          5.92          6.34          6.95
Portfolio turnover                                     69            55           116           132           281           303
Net assets at end of period (000 Omitted)         $28,365       $28,881       $31,981       $33,755       $31,087       $26,207
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                               SIX MONTHS                    YEARS ENDED 12/31                        PERIOD
                                                  ENDED        ----------------------------------------------         ENDED
                                                 6/30/05        2004          2003          2002          2001       12/31/00*
                                               (UNAUDITED)
Net asset value, beginning of period             $12.11        $12.16        $11.81        $11.50        $11.29        $10.45
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                             $0.26         $0.55         $0.54         $0.53         $0.73         $0.49

Net realized and unrealized gain (loss) on
investments and foreign currency                  (0.09)         0.12          0.51          0.43^        0.21          0.35^
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $0.17         $0.67         $1.05         $0.96         $0.94         $0.84
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                       $(0.61)       $(0.72)       $(0.70)       $(0.65)       $(0.73)          $--

From net realized gain on investments and
foreign currency transactions                     (0.10)           --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders     $(0.71)       $(0.72)       $(0.70)       $(0.65)       $(0.73)          $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $11.57        $12.11        $12.16        $11.81        $11.50        $11.29
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)&(+)**                             1.49++        5.80          9.14          8.81          8.68          8.04++
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##               1.37+         1.24          1.19          1.17          1.19          1.10+
Expenses after expense reductions##                0.99+         1.00          1.01          1.00          0.95          0.95+
Net investment income(S)                           4.44+         4.66          4.53          5.17          6.23          6.83+
Portfolio turnover                                   69            55           116           132           281           303
Net assets at end of period (000 Omitted)        $9,772        $6,558        $2,419          $419            $0***         $0***
-----------------------------------------------------------------------------------------------------------------------------

  * For the period from the Service Class inception, May 1, 2000, through December 31, 2000.
 ** Certain expenses have been reduced without which performance would have been lower.
*** Service Class net assets were less than $500.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^  The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(S) Effective January 1, 2001, the series adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Research Bond Series (formerly MFS Bond Series) (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2005, there were 30 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the series' portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FUTURES CONTRACTS - The series may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the series is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the series each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the series. The series' investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the series' relative position in one or more currencies without buying and selling portfolio assets. Investments in equity index contracts or contracts on related options for purposes other than hedging, may be made when the series has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the series may not achieve the anticipated benefits of the futures contracts and may realize a loss.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

The series may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The series holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the series may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the series' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The series may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, amortization and accretion on debt securities, and wash sales.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:

                                              12/31/04        12/31/03
              Distributions declared from:
               Ordinary income              $2,012,241      $2,049,079

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income                $1,835,267
              Undistributed long-term capital gain            310,663
              Unrealized appreciation (depreciation)        1,103,191

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the series' average daily net assets.

Effective May 1, 2005, the investment adviser has contractually agreed to waive 0.10% of its fee, which amounted to $5,915, and is shown as a reduction of total expenses in the Statement of Operations. This reduction in the management fee may be rescinded by MFS only with the approval of the series' Board of Trustees. The management fee incurred for the six months ended June 30, 2005, was equivalent to an annual effective rate of 0.57% of the series' average daily net assets.

The investment adviser has contractually agreed to pay a portion of the series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.20% annually of the series' average daily net assets. This is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until April 30, 2006, unless the series' Board of Trustees consents to an earlier revision or termination of this agreement.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFSC, a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2005, the fee was $6,293, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2005, these costs amounted to $40.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

The administrative services fee incurred for the six months ended June 30, 2005 was equivalent to an annual effective rate of 0.0142% of the series' average daily net assets.

TRUSTEES' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFS Service Center, Inc. (MFSC).

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $83, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES           SALES

U.S. government securities                         $19,611,878      $6,754,470
------------------------------------------------------------------------------
Investments (non-U.S. government securities)        $7,699,839     $16,422,827
------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                         $37,486,590
              --------------------------------------------------
              Gross unrealized appreciation             $631,787
              Gross unrealized depreciation             (279,965)
              --------------------------------------------------
              Net unrealized appreciation
              (depreciation)                            $351,822

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                       Six months ended 6/30/05         Year ended 12/31/04
                                                                        SHARES         AMOUNT         SHARES         AMOUNT
INITIAL CLASS SHARES
Shares sold                                                              225,726      $2,659,162       436,249       $5,236,287
Shares issued to shareholders in reinvestment of distributions           144,419       1,653,593       157,450        1,810,680
Shares reacquired                                                       (304,458)     (3,613,686)     (842,512)     (10,045,586)
--------------------------------------------------------------------------------------------------------------------------------
Net change                                                                65,687        $699,069      (248,813)     $(2,998,619)

SERVICE CLASS SHARES
Shares sold                                                              298,800      $3,543,113       357,507       $4,267,940
Shares issued to shareholders in reinvestment of distributions            43,363         494,338        17,573          201,561
Shares reacquired                                                        (39,043)       (466,822)      (32,467)        (384,282)
--------------------------------------------------------------------------------------------------------------------------------
Net change                                                               303,120      $3,570,629       342,613       $4,085,219

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2005 was $121, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2005.

(7) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 6/30/05

At a special meeting of shareholders of MFS Research Bond Series (formerly MFS Bond Series), which was held on March 23, 2005, the following action was taken:

ITEM 1. To elect a Board of Trustees:

                                                  NUMBER OF DOLLARS
                                     -------------------------------------------
NOMINEE                                  AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.               $6,200,001,830.46         $242,746,643.71
--------------------------------------------------------------------------------
David H. Gunning                      6,212,408,301.43          230,340,172.74
--------------------------------------------------------------------------------
William R. Gutow                      6,208,366,487.51          234,381,986.66
--------------------------------------------------------------------------------
Michael Hegarty                       6,209,214,813.88          233,533,660.29
--------------------------------------------------------------------------------
J. Atwood Ives                        6,201,517,772.03          241,230,702.14
--------------------------------------------------------------------------------
Amy B. Lane                           6,207,755,652.53          234,992,821.64
--------------------------------------------------------------------------------
Robert J. Manning                     6,210,847,081.29          231,901,392.88
--------------------------------------------------------------------------------
Lawrence T. Perera                    6,203,775,282.60          238,973,191.57
--------------------------------------------------------------------------------
Robert C. Pozen                       6,211,789,121.63          230,959,352.54
--------------------------------------------------------------------------------
J. Dale Sherratt                      6,202,492,597.10          240,255,877.07
--------------------------------------------------------------------------------
Laurie J. Thomsen                     6,205,475,472.40          237,273,001.77
--------------------------------------------------------------------------------

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS will be available on or before November 23, 2005 by clicking on "Variable Insurance Trust" in the "Products and Performance" section of the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                               VFB-SEM 8/05 3M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/05

MFS(R) RESEARCH INTERNATIONAL SERIES

A path for pursuing opportunity

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) RESEARCH INTERNATIONAL SERIES

Objective: Seeks capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               8
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     12
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY
AGREEMENT                                         15
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             17
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    17
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     96.6%
              Cash & Other Net Assets                     3.4%

              TOP TEN HOLDINGS

              TOTAL S.A.                                  2.9%
              ------------------------------------------------
              Samsung Electronics Co. Ltd.                2.8%
              ------------------------------------------------
              Nestle S.A.                                 2.3%
              ------------------------------------------------
              Roche Holdings AG                           2.2%
              ------------------------------------------------
              Vodafone Group PLC                          2.1%
              ------------------------------------------------
              Suez S.A.                                   2.1%
              ------------------------------------------------
              Royal Bank of Scotland Group PLC            2.0%
              ------------------------------------------------
              Mitsui Mining & Smelting Co. Ltd.           1.9%
              ------------------------------------------------
              Telefonica S.A.                             1.9%
              ------------------------------------------------
              Schneider Electric S.A.                     1.8%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         27.3%
              ------------------------------------------------
              Utilities & Communications                 11.3%
              ------------------------------------------------
              Energy                                      8.8%
              ------------------------------------------------
              Technology                                  8.0%
              ------------------------------------------------
              Health Care                                 7.8%
              ------------------------------------------------
              Basic Materials                             7.1%
              ------------------------------------------------
              Industrial Goods & Services                 7.1%
              ------------------------------------------------
              Consumer Staples                            6.1%
              ------------------------------------------------
              Leisure                                     5.2%
              ------------------------------------------------
              Autos & Housing                             4.1%
              ------------------------------------------------
              Retailing                                   2.5%
              ------------------------------------------------
              Transportation                              1.3%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              Japan                                      18.6%
              ------------------------------------------------
              Great Britain                              17.7%
              ------------------------------------------------
              France                                     14.8%
              ------------------------------------------------
              Switzerland                                 7.6%
              ------------------------------------------------
              South Korea                                 7.0%
              ------------------------------------------------
              Mexico                                      3.6%
              ------------------------------------------------
              Spain                                       3.3%
              ------------------------------------------------
              Germany                                     3.0%
              ------------------------------------------------
              Netherlands                                 2.4%
              ------------------------------------------------
              Other                                      22.0%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
APRIL 29, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 29, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     4/29/05-
Share Class                 Ratio      4/29/05         6/30/05         6/30/05
-------------------------------------------------------------------------------
        Actual             1.10%     $1,000.00        $1,016.00         $1.91
Initial -----------------------------------------------------------------------
 Class  Hypothetical*      1.10%     $1,000.00        $1,006.62         $1.91
-------------------------------------------------------------------------------
        Actual             1.35%     $1,000.00        $1,015.00         $2.35
Service -----------------------------------------------------------------------
 Class  Hypothetical*      1.35%     $1,000.00        $1,006.20         $2.34
-------------------------------------------------------------------------------
 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 96.6%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Airlines - 0.7%
-----------------------------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                                                        4,580       $   19,989
-----------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.1%
-----------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                       2,310       $   33,940
-----------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Burberry Group PLC                                                                               2,340       $   16,844
-----------------------------------------------------------------------------------------------------------------------
Automotive - 2.0%
-----------------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen S.A                                                                            340       $   20,055
Toyota Motor Corp.                                                                               1,100           39,335
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $   59,390
-----------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 23.3%
-----------------------------------------------------------------------------------------------------------------------
Aiful Corp.                                                                                        500       $   37,134
Akbank T.A.S                                                                                     2,670           15,330
Anglo Irish Bank Corp. PLC                                                                       2,320           28,748
Banco Bilbao Vizcaya Argentaria S.A                                                              2,780           42,730
Bancolombia S.A., ADR                                                                              210            3,358
BNP Paribas                                                                                        680           46,443
Credit Agricole S.A                                                                              1,270           32,055
DEPFA Bank PLC                                                                                   1,050           16,779
Erste Bank der Oesterreichischen Sparkassen AG                                                     600           30,007
Grupo Financiero Inbursa S.A. de C.V                                                             8,340           18,036
Hana Bank                                                                                        1,040           27,747
HSBC Holdings PLC                                                                                2,740           43,688
Kookmin Bk New                                                                                     550           25,069
Mitsubishi Tokyo Financial Group, Inc.                                                               4           33,771
OTP Bank Ltd., GDR                                                                                 550           36,686
Powszechna Kasa Oszczednosci Bank Polski S.A                                                     1,820           14,732
Raiffeisen International Bank Holding AG*                                                           60            3,814
Royal Bank of Scotland Group PLC                                                                 1,920           57,812
Shinsei Bank Ltd.                                                                                5,000           26,837
Takefuji Corp.                                                                                     720           48,697
UBS AG                                                                                             660           51,293
UFJ Holdings, Inc.                                                                                   4           20,742
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                                   110            4,252
UniCredito Italiano S.p.A                                                                        4,280           22,495
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $  688,255
-----------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.7%
-----------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                           640       $   39,738
Premiere AG*                                                                                       260            8,989
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $   48,727
-----------------------------------------------------------------------------------------------------------------------
Chemicals - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Hanwha Chemical Corp.                                                                            1,120       $   13,264
Syngenta AG                                                                                        240           24,549
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $   37,813
-----------------------------------------------------------------------------------------------------------------------
Computer Software - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Business Objects S.A.*                                                                             690       $   18,199
-----------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.7%
-----------------------------------------------------------------------------------------------------------------------
LG.Philips LCD Co. Ltd., ADR*                                                                      960       $   21,946
-----------------------------------------------------------------------------------------------------------------------
Construction - 2.1%
-----------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A                                                                                  710       $    7,788
Italcementi S.p.A. - Ordinary                                                                      350            5,441
Sekisui Chemical Co. Ltd.                                                                        5,000           34,302
Urbi Desarrollos Urbanos S.A. de C.V.*                                                           2,760           15,153
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $   62,684
-----------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.1%
-----------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                            1,100       $   32,317
-----------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.8%
-----------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A                                                                             708       $   53,160
-----------------------------------------------------------------------------------------------------------------------
Electronics - 5.2%
-----------------------------------------------------------------------------------------------------------------------
Royal Philips Electronics N.V                                                                    1,160       $   29,140
Samsung Electronics Co. Ltd., GDR                                                                  340           81,345
Seiko Epson Corp.                                                                                1,300           43,205
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $  153,690
-----------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.5%
-----------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                                                    200       $    7,235
CNOOC Ltd.                                                                                      64,000           37,826
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $   45,061
-----------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 6.7%
-----------------------------------------------------------------------------------------------------------------------
BP PLC                                                                                           4,350       $   45,229
LUKOIL, ADR                                                                                        610           22,454
Statoil ASA                                                                                      2,140           43,438
TOTAL S.A                                                                                          370           86,558
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $  197,679
-----------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Carrefour S.A                                                                                      520       $   25,067
-----------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.9%
-----------------------------------------------------------------------------------------------------------------------
China Mengniu Dairy Co. Ltd.                                                                    29,000       $   19,189
Nestle S.A                                                                                         261           66,611
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $   85,800
-----------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Hilton Group PLC                                                                                 4,030       $   20,584
-----------------------------------------------------------------------------------------------------------------------
Insurance - 2.8%
-----------------------------------------------------------------------------------------------------------------------
Aviva PLC                                                                                        3,740       $   41,518
AXA                                                                                              1,620           40,247
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $   81,765
-----------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                                  200       $   20,838
-----------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 5.3%
-----------------------------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                                         400       $   25,353
Hyundai Mobis                                                                                      540           36,135
Mitsui Mining & Smelting Co. Ltd.                                                               12,000           56,075
Sandvik AB                                                                                       1,040           38,470
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $  156,033
-----------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                      140       $   15,321
-----------------------------------------------------------------------------------------------------------------------
Metals & Mining - 3.6%
-----------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                                 910       $   27,805
Anglo American PLC                                                                               1,280           30,017
BHP Billiton PLC                                                                                 1,190           15,262
Companhia Vale do Rio Doce, ADR                                                                  1,120           32,794
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $  105,878
-----------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.9%
-----------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                                               7,000       $   26,140
-----------------------------------------------------------------------------------------------------------------------
Oil Services - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                                                  210       $   16,437
-----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.3%
-----------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                    940       $   38,840
Chugai Pharmaceutical Co. Ltd.                                                                   2,400           37,053
Roche Holdings AG                                                                                  520           65,487
Sanofi-Aventis                                                                                     630           51,524
Tanabe Seiyaku Co. Ltd.                                                                          1,000            9,649
Yamanouchi Pharma Ltd.                                                                             400           13,671
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $  216,224
-----------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 2.1%
-----------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                                2,750       $   26,252
Yell Group PLC                                                                                   4,590           34,895
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $   61,147
-----------------------------------------------------------------------------------------------------------------------
Real Estate - 1.2%
-----------------------------------------------------------------------------------------------------------------------
Consorcio ARA S.A. de C.V                                                                        3,060       $   10,565
Hypo Real Estate Holding AG                                                                        530           20,100
Macquarie Goodman Group                                                                          1,295            4,015
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $   34,680
-----------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 2.2%
-----------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                                             3,000       $   31,436
Kaneka Corp.                                                                                     3,000           33,514
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $   64,950
-----------------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.1%
-----------------------------------------------------------------------------------------------------------------------
Fast Retailing Co. Ltd.                                                                            200       $   10,389
Grupo Elektra S.A. de C.V                                                                        2,980           22,127
Kingfisher PLC                                                                                     210              920
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $   33,436
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.1%
-----------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                              26,010       $   63,195
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.5%
-----------------------------------------------------------------------------------------------------------------------
Nokia Oyj                                                                                        2,270       $   37,738
ZTE Corp.                                                                                        2,400            7,140
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $   44,878
-----------------------------------------------------------------------------------------------------------------------
Telephone Services - 6.2%
-----------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                                              2,300       $   42,462
FastWeb S.p.A.*                                                                                    670           28,808
Royal KPN N.V                                                                                    3,100           25,938
Singapore Telecommunications Ltd.                                                               19,000           31,234
Telefonica S.A                                                                                   3,406           55,555
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $  183,997
-----------------------------------------------------------------------------------------------------------------------
Tobacco - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Swedish Match AB                                                                                 2,690       $   30,481
-----------------------------------------------------------------------------------------------------------------------
Trucking - 0.6%
-----------------------------------------------------------------------------------------------------------------------
TNT N.V                                                                                            640       $   16,209
-----------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.1%
-----------------------------------------------------------------------------------------------------------------------
Suez S.A                                                                                         2,310       $   62,413
-----------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $2,831,597)                                                                   $2,855,167
-----------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 5.4%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 3.35%, dated 6/30/05, due 7/01/05, total to be received $158,015
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                                            $ 158,000       $  158,000
-----------------------------------------------------------------------------------------------------------------------
Total Investments(+) (Identified Cost, $2,989,597)                                                           $3,013,167
-----------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (2.0)%                                                                         (58,653)
-----------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $2,954,514
-----------------------------------------------------------------------------------------------------------------------
(+) As of June 30, 2005, the series had 68 securities representing $2,150,636 and 72.8% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
  * Non-income producing security.

ADR = American Depository Receipt
GDR = Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/05

ASSETS
----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $2,989,597)                                        $3,013,167
Cash                                                                                              425
Receivable for investments sold                                                                16,975
Receivable for series shares sold                                                               5,831
Interest and dividends receivable                                                               2,308
----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $3,038,706
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                             $83,867
Payable for series shares reacquired                                                                7
Payable to affiliates
  Management fee                                                                                   73
Accrued expenses and other liabilities                                                            245
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                    $84,192
----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $2,954,514
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                            $2,917,962
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies                                                              23,524
Accumulated net realized gain (loss) on investments and foreign currency
transactions                                                                                     (495)
Accumulated undistributed net investment income                                                13,523
----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $2,954,514
----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                            290,900
----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net asset value per share
  (net assets of $2,901,771 / 285,704 shares of beneficial interest outstanding)                                      $10.16
----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net asset value per share
  (net assets of $52,743 / 5,196 shares of beneficial interest outstanding)                                           $10.15
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

PERIOD ENDED 6/30/05*

NET INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                     $18,588
  Interest                                                                                        2,012
  Foreign taxes withheld                                                                         (2,234)
----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                              $18,366
----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                                 $3,944
  Distribution fees                                                                                  22
  Shareholder servicing costs                                                                       154
  Administrative services fee                                                                        63
  Custodian fee                                                                                     714
  Printing                                                                                          263
  Auditing fees                                                                                   7,333
  Legal fees                                                                                        390
  Miscellaneous                                                                                     919
----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $13,802
----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                               (6)
  Reduction of expenses by investment adviser                                                    (8,953)
----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                          $4,843
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $13,523
----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $78 country tax)                                              $(4,420)
  Foreign currency transactions                                                                   3,925
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                              $(495)
----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                                   $23,570
  Translation of assets and liabilities in foreign currencies                                       (46)
----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                           $23,524
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                          $23,029
----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                                 $36,552
----------------------------------------------------------------------------------------------------------------------------
* For the period from the commencement of the series' investment operations, April 29, 2005, through June 30, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                                           PERIOD ENDED
                                                                                                               6/30/05
                                                                                                            (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                          $13,523
Net realized gain (loss) on investments and foreign currency transactions                                         (495)
Net unrealized gain (loss) on investments and foreign currency translation                                      23,524
----------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                           $36,552
----------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                                         $2,917,962
----------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                                  $2,954,514
----------------------------------------------------------------------------------------------------------------------

NET ASSETS
----------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                                             $--
At end of period (including accumulated undistributed net investment income
of $13,523)                                                                                                 $2,954,514
----------------------------------------------------------------------------------------------------------------------

* For the period from the commencement of the series' investment operations, April 29, 2005, through June 30, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the period of the series' operation. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS

                                                                  PERIOD ENDED
                                                                      6/30/05*
                                                                   (UNAUDITED)


Net asset value, beginning of period                                    $10.00
------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
------------------------------------------------------------------------------
Net investment income                                                    $0.06
Net realized and unrealized gain on investments and foreign currency      0.10
------------------------------------------------------------------------------
Total from investment operations                                         $0.16
------------------------------------------------------------------------------
Net asset value, end of period                                          $10.16
------------------------------------------------------------------------------
Total return (%)***(+)&                                                   1.60++
------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------
Expenses before expense reductions##                                      3.15+
Expenses after expense reductions##                                      1.10+
Net investment income                                                     3.09+
Portfolio turnover                                                          10
Net assets at end of period (000 Omitted)                               $2,902
------------------------------------------------------------------------------

SERVICE CLASS
                                                                  PERIOD ENDED
                                                                      6/30/05*
                                                                   (UNAUDITED)

Net asset value, beginning of period                                    $10.00
------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
------------------------------------------------------------------------------
Net investment income                                                    $0.05
Net realized and unrealized gain on investments and foreign currency      0.10
------------------------------------------------------------------------------
Total from investment operations                                         $0.15
------------------------------------------------------------------------------
Net asset value, end of period                                          $10.15
------------------------------------------------------------------------------
Total return (%)***(+)&                                                   1.50++
------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------
Expenses before expense reductions##                                      3.40+
Expenses after expense reductions##                                       1.35+
Net investment income                                                     3.07+
Portfolio turnover                                                          10
Net assets at end of period (000 Omitted)                                  $53
------------------------------------------------------------------------------

  * For the period from the commencement of the series' investment operations, April 29, 2005, through June 30, 2005.
  + Annualized.
 ++  Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
*** Certain expenses have been reduced without which performance would have been lower.
(+) The total return does not reflect expenses that apply to separate accounts.
    Inclusion of these charges would reduce the total return figures for all periods shown.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Research International Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2005, there were 7 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the period ended June 30, 2005, the series' custodian fees were reduced by $6 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the period ended June 30, 2005, the series did not recapture commissions. The custody fee reduction is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the series' average daily net assets.

The investment adviser has contractually agreed to pay a portion of the series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.20% annually of the series' average daily net assets. This is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until April 30, 2006, unless the series' Board of Trustees consents to an earlier revision or termination of this agreement.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFSC, a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the period ended June 30, 2005, the fee was $151, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the period ended June 30, 2005, there were no out-of-pocket expenses.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The administrative services fee incurred for the period ended June 30, 2005 was equivalent to an annual effective rate of 0.01441% of the series' average daily net assets.

TRUSTEES' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $2, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $3,059,154 and $223,215, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                                 $2,989,597
              ---------------------------------------------------------
              Gross unrealized appreciation                     $68,997
              Gross unrealized depreciation                     (45,427)
              ---------------------------------------------------------
              Net unrealized appreciation (depreciation)        $23,570

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                Period ended 6/30/05*
                                                SHARES          AMOUNT

INITIAL CLASS SHARES

Shares sold                                     285,910       $2,868,074
Shares reacquired                                  (206)          (2,092)
---------------------------------------------------------------------------
Net change                                      285,704       $2,865,982

SERVICE CLASS SHARES

Shares sold                                       5,196          $51,980

* For the period from the commencement of the series' investment operations, April 29, 2005, through June 30, 2005.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, initially approve the series' investment advisory agreement with MFS and annually approve the continuation of the series' investment advisory agreement with MFS. The Trustees consider matters bearing on the series and its advisory arrangements at their meetings throughout the year. In April 2005, the Board met to consider the initial approval of the series' investment advisory agreement ("initial review meeting"). In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 (the "renewal meetings," together with the initial review meeting, the "contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the series and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the series' investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval and the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the series was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the series.

The series commenced operations in May, 2005 and has a limited operating history and performance record. In considering investment performance, the Trustees took into account the investment performance of other MFS Funds with comparable investment objectives and policies as the series, including the performance of MFS Research International Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of funds with substantially similar investment classifications/objectives to the series for various time periods ended December 31, 2004, (ii) information provided by Lipper Inc. on the series' advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including MFS Institutional International Research Equity Fund and other comparable mutual fund clients of MFS and, in connection with the renewal meetings, institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the series, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the series and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the series and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the initial approval and the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' efforts relating to investment performance.

In assessing the reasonableness of the series' advisory fee, the Trustees considered, among other information, the series' advisory fee and the total expense ratio of the series' Initial Class shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS currently observes a voluntary expense limitation for the series, which may not be changed without the Trustees' approval. The Trustees also considered that, according to the Lipper data, the series' effective advisory fee rate (taking into account the voluntary expense limitation) and total expense ratio were each lower than the median of such fees and expenses of funds in the Lipper expense group.

At the renewal meetings, the Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the series in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the series, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the series is subject in comparison to institutional accounts.

The Trustees also considered whether the series is likely to benefit from any economies of scale in the management of the series in the event of growth in assets of the series. They noted that the series' advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the expense limitation described above, the Trustees determined not to recommend any advisory fee breakpoints for the series at this time.

The Trustees did not consider MFS' costs and profits with respect to the series because the series has no operating history. The Trustees considered information prepared by MFS relating to MFS' costs and profits with respect to the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the series represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the series.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the series. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the series of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the series by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including the 12b-1 fees the series' Service Class shares pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the series' behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the series' portfolio brokerage commissions to pay for research and other similar services (including MFS' policy not to use "soft dollars" generated by series portfolio transactions to pay for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the series.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the series' investment advisory agreement with MFS should be approved commencing in April 2005 and continued for an additional one-year period, commencing August 1, 2005.

The discussion regarding the Board's initial approval and recent renewal of the series' Investment Advisory Agreement with MFS can also be found by clicking on "Variable Insurance Trust" in the "Products and Performance" section of the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                               VRI-SEM 8/05 59

ITEM 2.  CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: August 18, 2005
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: August 18, 2005
      ---------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 18, 2005
      ---------------

* Print name and title of each signing officer under his or her signature.